UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

Member, Chief Legal Officer of Lord, Abbett & Co. LLC

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2024

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Income Municipal Bond Fund

Short Duration High Income Municipal Bond Fund

Sustainable Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the six-month period ended March 31, 2024

Table of Contents

1	A Letter to Shareholders
Investment Comparisons
2	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating
Schedules of Investments:
14	Short Duration Tax Free Fund
30	Intermediate Tax Free Fund
76	National Tax Free Fund
115	High Income Municipal Bond Fund
148	Short Duration High Income Municipal Bond Fund
168	Sustainable Municipal Bond Fund
172	California Tax Free Fund
188	New Jersey Tax Free Fund
199	New York Tax Free Fund
216	Statements of Assets and Liabilities
220	Statements of Operations
222	Statements of Changes in Net Assets
228	Financial Highlights
246	Notes to Financial Statements
266	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund

Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett National Tax-Free Income Fund, Lord Abbett High Income Municipal Bond Fund, Lord Abbett Short Duration High Income Municipal Bond Fund, Lord Abbett Sustainable Municipal Bond Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund, and Lord Abbett New York Tax-Free Income Fund
Semiannual Report

For the six-month period ended March 31, 2024

From left to right: Evelyn E. Guernsey, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Municipal Income Fund for the six-month period ended March 31, 2024. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 through March 31, 2024.)

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 10/1/23 - 3/31/24” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/23	3/31/24	10/1/23 - 3/31/24
Class A
Actual	$1,000.00	$1,028.60	$3.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.75	$3.29
Class C
Actual	$1,000.00	$1,025.50	$6.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.36
Class F
Actual	$1,000.00	$1,029.10	$2.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class F3
Actual	$1,000.00	$1,030.50	$2.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.95	$2.07
Class I
Actual	$1,000.00	$1,030.30	$2.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.75	$2.28

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.26% for Class C, 0.55% for Class F, 0.41% for Class F3, and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2024

Credit Rating:
S&P or Moody’s(a)	%*
AAA	4.03%
AA+	5.57%
AA	7.25%
AA-	7.53%
A+	16.72%
A	22.39%
A-	9.59%
BBB+	5.60%
BBB	5.32%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	6.08%
BB+	0.32%
BB	0.38%
BB-	0.66%
B	0.05%
CCC+	0.16%
NR	8.35%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/23	3/31/24	10/1/23 - 3/31/24
Class A
Actual	$1,000.00	$1,067.20	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.45	$3.59
Class C
Actual	$1,000.00	$1,063.00	$6.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.66
Class F
Actual	$1,000.00	$1,066.70	$3.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.95	$3.08
Class F3
Actual	$1,000.00	$1,067.60	$2.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.75	$2.28
Class I
Actual	$1,000.00	$1,067.30	$2.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.45	$2.58

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.71% for Class A, 1.32% for Class C, 0.61% for Class F, 0.45% for Class F3, and 0.51% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2024

Credit Rating:
S&P or Moody’s(a)	%*
AAA	5.13%
AA+	6.54%
AA	10.81%
AA-	9.76%
A+	12.42%
A	10.91%
A-	9.00%
BBB+	5.69%
BBB	5.64%
BBB-	7.90%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	2.48%
BB	0.94%
BB-	2.13%
B+	0.57%
B	0.38%
B-	0.15%
CCC+	0.20%
NR	9.35%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/23	3/31/24	10/1/23 - 3/31/24
Class A
Actual	$1,000.00	$1,084.10	$4.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$ 1,021.10	$3.94
Class C
Actual	$1,000.00	$1,080.80	$7.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.01
Class F
Actual	$1,000.00	$1,084.70	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.44
Class F3
Actual	$1,000.00	$1,085.50	$2.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.35	$2.68
Class I
Actual	$1,000.00	$1,085.30	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.93

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.39% for Class C, 0.68% for Class F, 0.53% for Class F3, and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2024

Credit Rating:
S&P or Moody’s(a)	%*
AAA	3.24%
AA+	6.41%
AA	11.91%
AA-	9.74%
A+	10.91%
A	13.53%
A-	10.84%
BBB+	8.62%
BBB	6.25%
BBB-	8.96%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	1.66%
BB	0.88%
BB-	1.48%
B+	0.18%
B	0.28%
B-	0.36%
CCC+	0.29%
NR	4.46%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

High Income Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/23	3/31/24	10/1/23 - 3/31/24
Class A
Actual	$1,000.00	$1,096.40	$4.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.85	$4.19
Class C
Actual	$1,000.00	$1,093.10	$7.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.26
Class F
Actual	$1,000.00	$1,096.90	$3.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.35	$3.69
Class F3
Actual	$1,000.00	$1,098.00	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.15	$2.88
Class I
Actual	$1,000.00	$1,097.70	$3.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.85	$3.18

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.83% for Class A, 1.44% for Class C, 0.73% for Class F, 0.57% for Class F3, and 0.63% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2024

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.05%
AA+	0.51%
AA	3.32%
AA-	2.46%
A+	3.65%
A	4.09%
A-	4.56%
BBB+	5.02%
BBB	2.99%
BBB-	9.26%
BB+	6.28%
Credit Rating:
S&P or Moody’s(a)	%*
BB	4.54%
BB-	7.51%
B+	2.25%
B	0.76%
B-	2.35%
CCC+	1.22%
CCC	0.10%
CCC-	1.08%
D	0.02%
NR	37.98%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

Short Duration High Income Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/23	3/31/24	10/1/23 - 3/31/24
Class A
Actual	$1,000.00	$1,049.00	$3.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.75	$3.29
Class C
Actual	$1,000.00	$1,046.60	$6.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.36
Class F
Actual	$1,000.00	$1,049.50	$2.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class F3*
Actual	$1,000.00	$1,050.40	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.10	$1.92
Class I
Actual	$1,000.00	$1,050.10	$2.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.75	$2.28

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.26% for Class C, 0.55% for Class F, 0.38% for Class F3, and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.40% for Class F3. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.05	$2.02

Portfolio Holdings Presented by Credit Rating

March 31, 2024

Credit Rating:
S&P or Moody’s(a)	%*
AAA	1.61%
AA+	0.84%
AA	1.44%
AA-	3.00%
A+	5.78%
A	4.45%
A-	6.42%
BBB+	6.57%
BBB	5.58%
BBB-	10.29%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	7.37%
BB	3.76%
BB-	8.41%
B+	4.92%
B	1.05%
B-	0.71%
CCC+	1.83%
NR	25.97%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

Sustainable Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/23	3/31/24	10/1/23 - 3/31/24
Class A
Actual	$1,000.00	$1,063.80	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.85	$3.18
Class C
Actual	$1,000.00	$1,060.40	$6.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.51
Class F
Actual	$1,000.00	$1,064.40	$2.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.35	$2.68
Class F3*
Actual	$1,000.00	$1,065.10	$2.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.05	$1.97
Class I
Actual	$1,000.00	$1,064.90	$2.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.85	$2.17

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.63% for Class A, 1.29% for Class C, 0.53% for Class F, 0.39% for Class F3, and 0.43% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.40% for Class F3. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.07	$2.02

Portfolio Holdings Presented by Credit Rating

March 31, 2024

Credit Rating:
S&P or Moody’s(a)	%*
AAA	12.06%
AA	9.29%
AA-	2.99%
A+	13.40%
A	19.53%
BBB+	6.07%
BBB	4.11%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	16.99%
BB+	2.25%
BB	7.84%
NR	5.47%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/23	3/31/24	10/1/23 - 3/31/24
Class A
Actual	$1,000.00	$1,083.60	$4.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.15	$3.89
Class C
Actual	$1,000.00	$1,079.20	$7.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.91
Class F
Actual	$1,000.00	$1,084.10	$3.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.65	$3.39
Class F3
Actual	$1,000.00	$1,083.70	$2.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.30	$2.73
Class I
Actual	$1,000.00	$1,084.70	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.15	$2.88

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.77% for Class A, 1.37% for Class C, 0.67% for Class F, 0.54% for Class F3, and 0.57% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2024

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.97%
AA+	2.83%
AA	24.86%
AA-	12.29%
A+	10.66%
A	11.30%
A-	8.08%
BBB+	7.59%
BBB	5.89%
BBB-	3.68%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	2.24%
BB	1.76%
BB-	0.56%
B+	0.08%
CCC	0.04%
CCC-	0.08%
NR	7.09%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/23	3/31/24	10/1/23 - 3/31/24
Class A
Actual	$1,000.00	$1,078.80	$4.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.90	$4.14
Class F
Actual	$1,000.00	$1,079.30	$3.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.40	$3.64
Class F3*
Actual	$1,000.00	$1,077.70	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.93
Class I
Actual	$1,000.00	$1,079.90	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.90	$3.13

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 0.72% for Class F, 0.58% for Class F3, and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.59% for Class F3. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$3.06	$2.98

Portfolio Holdings Presented by Credit Rating

March 31, 2024

Credit Rating:
S&P or Moody’s(a)	%*
AAA	3.31%
AA+	1.75%
AA	15.64%
AA-	21.51%
A+	10.15%
A	25.19%
A-	1.11%
Credit Rating:
S&P or Moody’s(a)	%*
BBB+	8.88%
BBB	2.51%
BBB-	3.79%
BB-	1.96%
NR	4.20%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/23	3/31/24	10/1/23 - 3/31/24
Class A
Actual	$1,000.00	$1,088.90	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$ 1,021.10	$3.94
Class C
Actual	$1,000.00	$1,084.70	$7.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.01
Class F
Actual	$1,000.00	$1,089.40	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.44
Class F3
Actual	$1,000.00	$1,090.20	$2.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.30	$2.73
Class I
Actual	$1,000.00	$1,090.00	$3.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.93

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.39% for Class C, 0.68% for Class F, 0.54% for Class F3, and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2024

Credit Rating:
S&P or Moody’s(a)	%*
AAA	7.55%
AA+	15.02%
AA	10.94%
AA-	6.49%
A+	3.30%
A	6.03%
A-	13.03%
BBB+	6.67%
BBB	7.59%
BBB-	11.83%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	0.62%
BB	1.16%
BB-	0.58%
B+	1.06%
B	0.31%
B-	0.73%
CCC+	0.39%
NR	6.70%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.02%

MUNICIPAL BONDS 97.02%

Corporate-Backed 6.04%
Allegheny County Industrial Development Authority-United States Steel Corp PA	4.875%		11/1/2024	BB-	$5,375,000	$5,385,921
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	15,000,000	15,082,443
City of Farmington-Public Service Co of New Mexico	3.90%	#(a)	6/1/2040	BBB	2,500,000	2,498,518
County of Nez Perce-PotlatchDeltic Corp ID	2.75%		10/1/2024	BBB-	11,310,000	11,213,177
Development Authority of Burke County-Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2040	BBB+	3,750,000	3,619,440
Industrial Development Board of the City of Mobile Alabama-Alabama Power Co AL	1.00%	#(a)	6/1/2034	A1	3,100,000	2,986,938
Industrial Development Board of the City of Mobile Alabama-Alabama Power Co AL	3.65%	#(a)	7/15/2034	A1	5,000,000	4,983,165
Niagara Area Development Corp.-Covanta Holding Corp NY†	3.50%		11/1/2024	B	750,000	747,129
Ohio Air Quality Development Authority-American Electric Power Co Inc	1.90%	#(a)	5/1/2026	BBB	2,000,000	1,961,377
Ohio Air Quality Development Authority-American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	10,700,000	9,455,248
Ohio Air Quality Development Authority-Ohio valley Electric Corp	1.50%	#(a)	2/1/2026	Baa3	1,000,000	935,475
Parish of St. James-NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	3,500,000	3,562,306
Parish of St. John the Baptist-Marathon Oil Corp LA	2.10%	#(a)	6/1/2037	BBB-	8,000,000	7,950,634
Parish of St. John the Baptist-Marathon Oil Corp LA	2.125%	#(a)	6/1/2037	BBB-	6,150,000	6,110,919
Parish of St. John the Baptist-Marathon Oil Corp LA	2.375%	#(a)	6/1/2037	BBB-	4,575,000	4,383,387
Parish of St. John the Baptist-Marathon Oil Corp LA	4.05%	#(a)	6/1/2037	BBB-	4,650,000	4,620,186
Peninsula Ports Authority-Dominion Terminal Associates LLP VA	3.80%	#(a)	10/1/2033	BBB	3,540,000	3,522,672
Public Finance Authority-Ameream LLC WI†	5.00%		12/1/2027	NR	1,455,000	1,370,187
Selma Industrial Development Board-International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	2,625,000	2,597,756
Total						92,986,878

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education 6.19%
California Community Choice Financing Authority	5.258% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	$15,000,000	$14,994,027
California State University	0.55%	#(a)	11/1/2049	Aa2	5,000,000	4,505,173
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR	1,125,000	1,079,427
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2026	Aaa	1,000,000	1,039,460
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2027	Aaa	1,400,000	1,484,796
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2028	Aaa	800,000	864,079
Florida Higher Educational Facilities Financial Authority-St Leo University Inc Obligated Group	5.00%		3/1/2025	BB	675,000	662,452
Hospital Facilities Authority of Multnomah County Oregon-Mirabella South Waterfront	5.00%		10/1/2024	NR	335,000	336,735
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2028	Ba2	1,135,000	1,134,061
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2029	Ba2	630,000	629,972
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2025	A1	7,490,000	7,617,609
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2026	A1	6,740,000	6,983,762
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%		6/15/2028	A2	3,000,000	3,235,089
New Jersey Educational Facilities Authority-Montclair State University Inc (AGM)(b)	5.00%		7/1/2027	AA	1,445,000	1,537,013
Ohio Air Quality Development Authority-Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	1,300,000	1,308,135
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	4.22%	#(a)	9/1/2045	A	12,925,000	12,925,000

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Philadelphia Authority for Industrial Development-Thomas Jefferson University Obligated PA	4.25%	#(a)	9/1/2050	A	$10,000,000	$10,000,000
Sauquoit Valley Central School District NY GO	4.50%		6/21/2024	NR	9,285,000	9,298,027
School District of Broward County FL COPS	5.00%		7/1/2035	Aa3	5,000,000	5,782,982
University of Colorado	2.00%	#(a)	6/1/2054	Aa1	10,000,000	9,903,325
Total						95,321,124

Energy 0.55%
New Mexico Municipal Energy Acquisition Authority	5.00%	#(a)	11/1/2039	Aa1	8,300,000	8,403,139

General Obligation 21.10%
Borough of Riverdale NJ GO	4.75%		6/5/2024	NR	8,021,000	8,033,668
California State Public Works Board	5.00%		10/1/2026	NR	90,000	94,787
California State Public Works Board	5.00%		10/1/2026	Aa3	1,410,000	1,481,510
California State Public Works Board	5.00%		10/1/2027	NR	205,000	221,153
California State Public Works Board	5.00%		10/1/2027	Aa3	3,095,000	3,329,214
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2033	AA	1,850,000	1,955,337
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2034	AA	4,300,000	4,539,043
City of Auburn NY GO	4.75%		8/15/2024	NR	11,813,815	11,845,205
City of Chicago IL GO	5.00%		1/1/2026	BBB+	6,890,000	7,059,264
City of Chicago IL GO	5.00%		1/1/2027	BBB+	4,650,000	4,845,738
City of Chicago IL GO	5.00%		1/1/2029	BBB+	10,420,000	11,191,959
City of Chicago IL GO	5.25%		1/1/2027	BBB+	1,665,000	1,681,700
City of Dallas TX GO	5.00%		2/15/2027	AA-	7,605,000	8,024,392
City of Dallas TX GO	5.00%		3/1/2027	Aa3	6,225,000	6,580,099
City of Lees Summit MO GO	5.00%		4/1/2027	Aaa	3,960,000	4,196,284
City of Newark NJ GO	5.00%		9/27/2024	NR	10,000,000	10,027,987
Commonwealth Financing Authority-Commonwealth of Pennsylvania Department of Community & Economic Development PA	5.00%		6/1/2025	A1	2,895,000	2,947,644
County of Camden NJ GO	4.50%		5/22/2024	NR	9,000,000	9,007,455
County of Cook IL GO	4.00%		11/15/2026	A+	4,945,000	5,052,633
County of Lake IL GO	4.00%		11/30/2027	AAA	2,620,000	2,716,837
Delaware Valley Regional Finance Authority PA	4.04% (MUNIPSA * 1 + 0.40%	)#	3/1/2057	A+	6,070,000	5,950,618

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Florida Insurance Assistance Interlocal Agency, Inc.	4.18%	#(a)	9/1/2032	A2	$10,000,000	$10,000,000
Florida Insurance Assistance Interlocal Agency, Inc.	5.00%		9/1/2025	A	25,540,000	25,821,627
Hoosick Falls Central School District NY GO	4.50%		8/2/2024	NR	18,120,000	18,157,958
Louisiana Stadium & Exposition District	5.00%		7/1/2035	A2	2,690,000	3,121,521
Louisiana Stadium & Exposition District	5.00%		7/1/2036	A2	4,325,000	4,983,294
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2024	A2	1,500,000	1,503,126
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2024	A2	4,000,000	4,008,336
Northside Independent School District TX GO (PSF-GTD)	1.60%	#(a)	8/1/2049	Aaa	2,700,000	2,671,163
Portland Community College District OR GO	5.00%		6/15/2038	AA+	3,500,000	4,004,714
State of Illinois GO	5.00%		3/1/2025	A-	4,000,000	4,053,075
State of Illinois GO	5.00%		3/1/2025	A-	5,500,000	5,573,971
State of Illinois GO	5.00%		12/1/2025	A-	10,000,000	10,255,118
State of Illinois GO	5.00%		3/1/2026	A-	4,050,000	4,172,257
State of Illinois GO	5.00%		3/1/2027	A-	7,500,000	7,867,921
State of Illinois GO	5.00%		11/1/2027	A-	5,000,000	5,316,183
State of Illinois GO	5.00%		2/1/2028	A-	5,990,000	6,274,723
State of Illinois GO	5.00%		10/1/2029	A-	2,115,000	2,287,257
State of Illinois GO	5.00%		5/1/2030	A-	9,225,000	10,221,300
State of Illinois GO	5.00%		11/1/2030	A-	7,200,000	7,509,990
State of Illinois GO	5.25%		2/1/2030	A-	3,000,000	3,003,740
State of Maryland GO	4.00%		8/1/2028	AAA	5,000,000	5,271,925
State of New Jersey GO	5.00%		6/1/2027	A1	10,000,000	10,609,282
State of Texas GO	5.00%		4/1/2024	AAA	3,750,000	3,750,000
State of Washington GO	5.00%		7/1/2027	Aaa	2,890,000	2,977,255
State of Washington GO	5.00%		8/1/2028	Aaa	5,285,000	5,497,333
Tender Option Bond Trust Receipts/Certificates AL†	3.82%	#(a)	8/22/2035	A1	9,415,000	9,415,000
Tennessee Energy Acquisition Corp.	5.00%	#(a)	5/1/2053	A2	10,000,000	10,328,520
Township of Barnegat NJ GO	5.00%		5/23/2024	NR	9,825,000	9,843,971
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2035	AA	1,000,000	1,179,819
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2036	AA	5,000,000	5,575,733

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2036	AA		$1,800,000	$2,106,174
Western Placer Unified School District CA Special Tax	2.00%		6/1/2025	A2		2,000,000	1,944,101
Western Placer Unified School District CA Special Tax	2.00%		6/1/2025	A3		4,750,000	4,606,811
Total							324,695,725

Health Care 18.55%
Allegheny County Hospital Development Authority-Allegheny Health Network Obligated Group PA	5.00%		4/1/2026	A		2,500,000	2,571,494
Allegheny County Hospital Development Authority-Allegheny Health Network Obligated Group PA	5.00%		4/1/2029	A		7,535,000	7,947,709
Berks County Industrial Development Authority-Tower Health Obligated Group PA	5.00%		11/1/2026	CCC+		875,000	570,503
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	#(a)	2/1/2040	CCC+		3,125,000	1,977,502
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%		4/1/2027	A		3,590,000	3,758,963
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%		4/1/2028	A		3,720,000	3,962,527
California Health Facilities Financing Authority-Children’s Hospital of Orange County Obligated Group	5.00%	#(a)	11/1/2054	AA-		7,000,000	8,025,526
California Health Facilities Financing Authority-Scripps Health Obligated Group	5.00%	#(a)	11/15/2061	AA-		13,325,000	14,594,982
California Municipal Finance Authority-Eisenhower Medical Center	5.00%		7/1/2026	Baa2		1,345,000	1,376,234
California Municipal Finance Authority-Palomar Health Obligated Group COPS†	5.00%		11/1/2027	BBB		10,000,000	10,162,289
Charlotte-Mecklenburg Hospital Authority-Atrium Health Obligated Group NC	5.00%	#(a)	1/15/2050	AA		4,275,000	4,624,035
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR		8,825,000	8,824,595
City of Lenexa-Lakeview Village Inc KS	5.00%		5/15/2025	BB+	(c)	990,000	999,174
City of Seneca-Nemaha Valley Community Hospital KS	5.00%		9/1/2025	NR		2,000,000	2,006,034
Colorado Health Facilities Authority-Adventhealth Obligated Group	5.00%	#(a)	11/15/2049	NR		185,000	193,260

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Colorado Health Facilities Authority-Adventhealth Obligated Group	5.00%	#(a)	11/15/2049	AA	$1,825,000	$1,902,260
County of Cuyahoga-Metrohealth System OH	5.00%		2/15/2025	BBB	1,500,000	1,507,237
County of Lehigh-St Luke’s Hospital Obligated Group PA	4.55% (MUNIPSA * 1 + 1.10%	)#	8/15/2038	A-	14,850,000	14,682,779
Harris County Cultural Education Facilities Finance Corp.-Baylor College of Medicine TX	3.96%	#(a)	11/15/2046	A	20,000,000	20,000,000
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Health System Obligated Group TX	4.02% (MUNIPSA * 1 + 0.57%	)#	12/1/2049	Aa3	7,770,000	7,753,671
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Health System Obligated Group TX	4.30% (MUNIPSA * 1 + 0.85%	)#	7/1/2049	Aa3	11,000,000	10,945,943
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Health System Obligated Group TX	5.00%	#(a)	7/1/2049	Aa3	5,420,000	5,612,367
Health & Educational Facilities Authority of the State of Missouri-SSM Health Care Obligated Group WA	5.00%	#(a)	6/1/2039	A+	10,000,000	10,618,090
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple University Health Obligated Group PA	5.00%		7/1/2027	BBB	5,000,000	5,140,272
Illinois Finance Authority-Plymouth Place Obligated Group	5.00%		5/15/2025	NR	530,000	534,159
Illinois Finance Authority-University of Chicago Medical Center Obligated Group	5.00%	#(a)	8/15/2052	AA-	7,200,000	7,583,348
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	5.125%		11/15/2029	NR	1,500,000	1,514,128
Kentucky Economic Development Finance Authority-Owensboro Health Inc Obligated Group	5.00%		6/1/2025	Baa2	1,400,000	1,401,953
Maricopa County Industrial Development Authority-Banner Health Obligated Group AZ	4.02% (MUNIPSA * 1 + 0.57%	)#	1/1/2035	AA-	4,240,000	4,234,806

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2024	BBB-	$2,030,000	$2,033,609
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2025	BBB-	800,000	806,311
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2028	A	1,500,000	1,608,951
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%		7/1/2025	BBB-	1,600,000	1,610,109
New York State Dormitory Authority-Montefiore Obligated Group	5.00%		8/1/2024	BBB-	1,500,000	1,498,340
New York State Dormitory Authority-Montefiore Obligated Group	5.00%		9/1/2027	BBB-	1,400,000	1,425,994
New York State Dormitory Authority-Montefiore Obligated Group	5.00%		9/1/2028	BBB-	1,500,000	1,541,460
New York State Dormitory Authority-Montefiore Obligated Group	5.00%		9/1/2029	BBB-	1,750,000	1,814,461
New York State Dormitory Authority-Montefiore Obligated Group	5.00%		9/1/2030	BBB-	1,000,000	1,048,327
Northampton County General Purpose Authority-St Luke’s Hospital Obligated Group PA	4.848% (1 mo. LIBOR * .70 + 1.04%	)#	8/15/2048	A-	8,000,000	8,000,109
Northampton County General Purpose Authority-St Luke’s Hospital Obligated Group PA(b)	5.00%		8/15/2027	A-	3,250,000	3,450,016
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%		8/15/2025	BB-	550,000	547,699
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%		8/15/2026	BB-	800,000	810,569
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%		10/1/2027	A+	1,000,000	1,060,570
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%		10/1/2028	A+	750,000	810,758
Rib Floater Trust Various States FL†	3.80%	#(a)	10/1/2054	A1	19,575,000	19,575,000
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR	2,850,000	2,869,525
State of Ohio-University Hospitals Health System Inc Obligated Group	3.98%	#(a)	1/15/2045	A	10,035,000	10,035,000

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
State of Ohio-University Hospitals Health System Inc Obligated Group	5.00%		1/15/2027	A		$250,000	$259,484
Tarrant County Cultural Education Facilities Finance Corp.-Baylor Scott & White Health Obligated Group TX	5.00%	#(a)	11/15/2052	AA-		2,180,000	2,243,355
Tulsa County Industrial Authority-Montereau Obligated Group OK	5.00%		11/15/2026	BBB-	(c)	500,000	503,385
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	4.85% (MUNIPSA * 1 + 1.40%	)#	1/1/2035	A-		2,000,000	2,000,255
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		7,515,000	7,702,453
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.30%	#(a)	2/15/2053	BBB		26,675,000	26,675,000
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.30%	#(a)	2/15/2053	BBB		15,425,000	15,425,000
Wisconsin Health & Educational Facilities Authority-Wisconsin Masonic Home Obligated Group(b)	4.20%		8/15/2028	BBB-	(c)	5,000,000	5,005,714
Total							285,387,294

Home Furnishings 0.65%
Rib Floater Trust Various States MD†	3.80%	#(a)	11/15/2049	A1		10,000,000	10,000,000

Housing 8.09%
California Housing Finance Agency	4.00%		3/20/2033	BBB+		930,442	920,852
California Housing Finance Agency-Del Sur Family Housing LP	5.00%	#(a)	5/1/2054	Aaa		1,750,000	1,805,908
Connecticut Housing Finance Authority	4.00%		5/15/2049	AAA		3,285,000	3,259,131
Connecticut Housing Finance Authority	6.25%		5/15/2054	AAA		2,500,000	2,728,402
Michigan State Housing Development Authority	4.25%		12/1/2049	AA+		2,935,000	2,925,719
Minnesota Housing Finance Agency (GNMA/FNMA/FHLMC)	4.25%		7/1/2049	AA+		2,300,000	2,292,066
Minnesota Housing Finance Agency (GNMA/FNMA/FHLMC)	5.00%		7/1/2053	AA+		6,935,000	7,121,832
Minnesota Housing Finance Agency (GNMA/FNMA/FHLMC)	6.25%		7/1/2054	AA+		5,700,000	6,225,795

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	3.25%		11/1/2052	AA+		$1,755,000	$1,704,985
New York City Housing Development Corp. NY (FHA)	0.70%	#(a)	5/1/2060	AA+		2,000,000	1,945,482
New York State Housing Finance Agency (SONYMA)	0.75%		11/1/2025	Aa2		10,380,000	9,758,835
New York State Housing Finance Agency (SONYMA) (FHA)	0.75%		11/1/2025	Aa2		3,955,000	3,718,323
North Carolina Housing Finance Agency (GNMA/FNMA/FHLMC)	4.00%		1/1/2050	AA+		2,385,000	2,363,525
North Carolina Housing Finance Agency (GNMA/FNMA/FHLMC)	6.25%		1/1/2055	AA+		5,500,000	6,004,749
North Dakota Housing Finance Agency	4.00%		1/1/2050	Aa1		3,015,000	2,991,221
Ohio Housing Finance Agency	4.50%		3/1/2050	Aaa		2,820,000	2,826,239
Seattle Housing Authority-Yesler Block 6.6 LLLP WA (HUD SECT 8)	5.00%		6/1/2027	AA		7,000,000	7,210,994
South Dakota Housing Development Authority (GNMA/FNMA/FHLMC)(b)	6.25%		5/1/2055	AAA		6,755,000	7,442,629
State of New York Mortgage Agency Homeowner Mortgage Revenue	3.50%		4/1/2049	Aa1		680,000	669,692
Tender Option Bond Trust Receipts/Certificates FL†	3.82%	#(a)	11/1/2035	A1		35,000,000	35,000,000
Texas State Affordable Housing Corp.-AHFC-FC Norman Housing LP	3.625%	#(a)	1/1/2045	Aaa		3,400,000	3,365,414
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(c)	3,800,000	3,955,379
Wisconsin Housing & Economic Development Authority Housing Revenue (HUD SECT 8)	0.61%	#(a)	11/1/2042	AA+		365,000	364,012
Wisconsin Housing & Economic Development Authority Housing Revenue (HUD SECT 8)	0.81%	#(a)	11/1/2052	AA+		8,250,000	7,878,260
Total							124,479,444

Lease Obligations 2.23%
Commonwealth of Pennsylvania COPS	5.00%		7/1/2025	A		500,000	509,553
New Jersey Economic Development Authority-New Jersey Transit Corp	5.00%		11/1/2028	A2		1,315,000	1,427,048
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%		6/15/2026	A2		4,000,000	4,143,027

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%		6/15/2025	A2	$1,250,000	$1,272,833
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2024	A2	7,000,000	7,064,226
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2025	A2	12,500,000	12,848,220
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A2	6,240,000	6,982,798
Total						34,247,705

Multi-Family Housing 1.76%
Illinois Housing Development Authority-South Shore IL Preservation LP (FHA)	4.00%	#(a)	6/1/2026	Aaa	2,700,000	2,696,862
Tender Option Bond Trust Receipts/Certificates SC†	3.82%	#(a)	7/1/2028	A1	24,400,000	24,400,000
Total						27,096,862

Other Revenue 5.14%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	12,325,000	12,372,789
California Infrastructure & Economic Development Bank-Museum Associates	4.15% (MUNIPSA * 1 + 0.70%	)#	12/1/2050	A3	6,500,000	6,351,253
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.25%		8/15/2026	Baa3	1,605,000	1,634,311
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.25%		8/15/2028	Baa3	1,920,000	1,960,376
Illinois Finance Authority-Field Museum Natural of History	4.938% (SOFR * .70 + 1.20%	)#	11/1/2034	A	4,365,000	4,355,066
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group†	3.50%		7/1/2025	NR	830,000	815,969
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	19,085,000	19,159,439
Main Street Natural Gas, Inc. GA	5.00%		5/15/2025	A1	4,850,000	4,878,553
State of Ohio-State of Ohio Department of Natural Resources	5.00%		12/1/2027	AA+	2,500,000	2,623,322
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		3/15/2027	NR	15,000,000	15,839,464

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%	#(a)	5/15/2051	AA+	$5,700,000	$5,866,910
Washington Convention & Sports Authority DC	5.00%		10/1/2030	Aa3	3,000,000	3,190,967
Total						79,048,419

Pollution Control 0.88%
Port of Port Arthur Navigation District-Motiva Enterprises LLC TX	4.40%	#(a)	4/1/2040	BBB+	13,600,000	13,600,000

Single-Family Housing 0.40%
Colorado Housing & Finance Authority (GNMA) AMT	3.00%		5/1/2051	AAA	6,385,000	6,180,049

Special Tax 0.65%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	3,050,000	3,071,198
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	3.971% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	2,000,000	1,988,404
State of Maryland Department of Transportation	5.00%		10/1/2027	AAA	2,295,000	2,405,938
Village Community Development District No. 13 FL†	1.875%		5/1/2025	NR	1,160,000	1,138,494
Village Community Development District No. 13 FL	2.625%		5/1/2024	NR	65,000	64,940
Village Community Development District No. 13 FL†	2.625%		5/1/2030	NR	1,460,000	1,379,515	(d)
Total						10,048,489

Tax Revenue 1.73%
City of Sparks NV†	2.75%		6/15/2028	Baa2	235,000	226,104
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%		10/1/2026	NR	2,000,000	2,060,155
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2028	A2	3,995,000	4,308,060
New York State Dormitory Authority (AGM)	5.00%		10/1/2024	AA	5,000	5,035
New York State Dormitory Authority (AGM)	5.00%		10/1/2024	AA	2,245,000	2,262,144

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	5.00%		3/15/2038	Aa1	$4,650,000	$5,349,096
Sales Tax Securitization Corp. IL	5.00%		1/1/2025	AA-	5,000,000	5,050,262
State of Illinois Sales Tax Revenue	5.00%		6/15/2024	A	7,260,000	7,296,522
Total						26,557,378

Taxable Revenue-Water & Sewer 1.59%
Jersey City Municipal Utilities Authority Sewer Fund NJ	4.00%		5/3/2024	NR	11,150,000	11,150,691
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2036	AA	6,750,000	7,841,072
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2037	AA	4,750,000	5,485,932
Total						24,477,695

Tobacco 0.33%
Commonwealth Financing Authority PA	5.00%		6/1/2024	A1	5,000,000	5,005,838

Transportation 3.89%
Central Texas Regional Mobility Authority	5.00%		1/1/2025	A-	2,500,000	2,506,639
Central Texas Turnpike System	5.00%		8/15/2031	A-	4,500,000	4,519,368
Chicago O’Hare International Airport IL	5.00%		1/1/2031	A+	4,750,000	4,753,334
Chicago Transit Authority Capital Grant Receipts Revenue IL	5.00%		6/1/2025	A+	2,000,000	2,022,659
E-470 Public Highway Authority CO	3.908% (SOFR * .67 + 0.35%	)#	9/1/2039	A+	3,375,000	3,369,564
Maryland Economic Development Corp.-CONSOL Marine Terminals LLC	5.75%		9/1/2025	BB	3,505,000	3,528,199
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A-	2,250,000	2,353,795
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A-	1,675,000	1,752,092
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A-	2,315,000	2,421,793
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2036	A2	5,500,000	6,371,752
New York State Thruway Authority NY	5.00%		1/1/2027	A+	15,110,000	15,952,349
North Carolina Turnpike Authority (AGM)	5.00%		1/1/2028	AA	1,500,000	1,574,546
North Texas Tollway Authority	5.00%		1/1/2026	AA-	5,500,000	5,674,354
State of Illinois GO	5.00%		11/1/2025	A-	3,000,000	3,073,640
Total						59,874,084

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 17.25%
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	$3,750,000	$4,055,668
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	8,800,000	9,471,896
Central Plains Energy Project NE	5.00%		9/1/2027	BBB+	1,305,000	1,342,562
Central Plains Energy Project NE	5.738% (SOFR * .67 + 2.18%	)#	5/1/2053	A2	20,000,000	20,545,876
City of Rockport-Indiana Michigan Power Co IN	3.05%		6/1/2025	A3	3,500,000	3,457,379
City of Seattle Municipal Light & Power Revenue WA	3.89% (MUNIPSA * 1 + 0.25%	)#	5/1/2045	AA	5,000,000	4,876,259
County of Jefferson Sewer Revenue AL	5.00%		10/1/2037	BBB+	8,640,000	9,650,437
Delaware State Economic Development Authority-Delmarva Power & Light Co	1.05%	#(a)	1/1/2031	A	6,315,000	6,069,888
Delaware State Economic Development Authority-NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	10,000,000	9,403,445
Delaware State Economic Development Authority-NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	11,000,000	10,343,789
Development Authority of Appling County-Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,206,480
Development Authority of Burke County-Georgia Power Co	2.875%	#(a)	12/1/2049	BBB+	5,650,000	5,528,031
Development Authority of Burke County-Georgia Power Co	3.375%	#(a)	11/1/2048	BBB+	7,750,000	7,708,841
Development Authority of Monroe County-Georgia Power Co	3.875%	#(a)	6/1/2042	BBB+	6,000,000	6,042,391
Development Authority of Monroe County-Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,809,720
Energy Southeast A Cooperative District AL	5.764% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,029,951
Indiana Finance Authority-Indianapolis Power & Light Co	0.65%		8/1/2025	A2	4,500,000	4,233,245
Intermountain Power Agency UT	5.00%		7/1/2036	Aa3	4,000,000	4,611,561
Intermountain Power Agency UT	5.00%		7/1/2037	Aa3	3,500,000	3,986,672
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	1,700,000	1,678,715
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,866,073
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	12,000,000	11,446,560
Long Island Power Authority NY	1.65%	#(a)	9/1/2049	A	4,000,000	3,951,226
Long Island Power Authority NY	5.00%	#(a)	9/1/2052	A	10,435,000	10,944,522

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2024

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority-East Baton Rouge Sewerage Commission		0.875%	#(a)	2/1/2046	A+	$16,000,000	$15,531,000
Lower Colorado River Authority-LCRA Transmission Services Corp TX		5.00%		5/15/2027	A	2,010,000	2,132,985
Lower Colorado River Authority TX		5.00%	#(a)	5/15/2039	A	20,000,000	21,122,706
Main Street Natural Gas, Inc. GA†		4.00%	#(a)	8/1/2052	BBB-	20,000,000	19,466,188
New Jersey Economic Development Authority-New Jersey Transit Corp		5.00%		3/1/2028	A2	2,840,000	3,047,766
Northern California Energy Authority(b)		5.00%	#(a)	12/1/2054	Aa3	8,625,000	9,226,200
Philadelphia Gas Works Co. PA		5.00%		8/1/2024	A	800,000	802,628
Salt River Project Agricultural Improvement & Power District AZ		5.00%		1/1/2029	AA+	4,620,000	4,868,747
Southeast Energy Authority A Cooperative District AL	5.348% (SOFR * .67 + 1.79%		)#	5/1/2053	A2	18,000,000	18,095,994
Texas Municipal Gas Acquisition & Supply Corp. IV		5.25%		1/1/2030	A1	4,660,000	4,992,546
West Virginia Economic Development Authority-Appalachian Power Co		0.625%	#(a)	12/1/2038	BBB+	8,500,000	7,883,103
Total							265,431,050
Total Municipal Bonds (cost $1,501,797,977)							1,492,841,173

	Interest Rate#	Interest Rate Reset Date(e)		Final Maturity Date

SHORT-TERM INVESTMENTS 4.77%

VARIABLE RATE DEMAND NOTES 4.77%

General Obligation 2.79%
City of New York NY GO	4.000%	4/1/2024		4/1/2042	AA	15,650,000	15,650,000
City of New York NY GO	4.000%	4/1/2024		10/1/2046	AA	1,015,000	1,015,000
City of New York NY GO	4.250%	4/1/2024		4/1/2042	AA	26,200,000	26,200,000
Total							42,865,000

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2024

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 1.74%
Health Care Authority for Baptist Health-Brazos Presbyterian Homes Obligated Group AL	4.870%	4/1/2024	11/1/2042	A3	$16,769,000	$16,769,000
State of Ohio-University Hospitals Health System Inc Obligated Group	3.980%	4/1/2024	1/15/2033	A	10,000,000	10,000,000
Total						26,769,000

Utilities 0.24%
New York City Municipal Water Finance Authority NY	3.900%	4/1/2024	6/15/2045	AA+	3,700,000	3,700,000
Total Short-Term Investments (cost $73,334,000)						73,334,000
Total Investments in Securities 101.79% (cost $1,575,131,977)						1,566,175,173
Other Assets and Liabilities – Net (1.79)%						(27,485,071)
Net Assets 100.00%						$1,538,690,102

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
SOFR	Secured Overnight Financing Rate.
SONYMA	State of New York Mortgage Agency.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $142,922,934, which represents 9.29% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	This investment has been rated by Fitch IBCA.
(d)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2024

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Special Tax	$–	$8,668,974	$1,379,515	$10,048,489
Remaining Industries	–	1,482,792,684	–	1,482,792,684
Short-Term Investments
Variable Rate Demand Notes	–	73,334,000	–	73,334,000
Total	$–	$1,564,795,658	$1,379,515	$1,566,175,173

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.93%

MUNICIPAL BONDS 98.93%

Building & Construction 0.14%
Virginia College Building Authority	5.00%		2/1/2036	AA+	$2,250,000	$2,628,533
Virginia College Building Authority	5.00%		2/1/2038	AA+	3,500,000	4,029,021
Total						6,657,554

Corporate-Backed 11.80%
Allegheny County Industrial Development Authority-United States Steel Corp PA	4.875%		11/1/2024	BB-	5,745,000	5,756,673
Arizona Industrial Development Authority	3.625%		5/20/2033	BBB	9,198,473	8,677,865
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	31,580,000	31,753,570
Build NYC Resource Corp.-Pratt Paper Inc NY AMT†	4.50%		1/1/2025	NR	1,165,000	1,165,271
Build NYC Resource Corp.-Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR	550,000	553,370
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR	3,900,000	3,932,871
California Municipal Finance Authority-Waste Management Inc AMT	4.125%	#(a)	10/1/2041	A-	7,250,000	7,282,482
California Pollution Control Financing Authority-Waste Management Inc AMT	3.00%		11/1/2025	A-	9,850,000	9,768,759
Chandler Industrial Development Authority-Intel Corp AZ	3.80%	#(a)	12/1/2035	A-	17,195,000	17,416,195
City of Farmington-Public Service Co of New Mexico	3.90%	#(a)	6/1/2040	BBB	7,000,000	6,995,850
City of Granite City-Waste Management of Illinois Inc IL AMT	1.25%		5/1/2027	A-	5,485,000	4,993,717
City of Henderson-Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	7,895,000	7,738,184
City of Henderson-Pratt Paper LLC KY AMT†	4.45%		1/1/2042	NR	1,500,000	1,485,379
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/1/2029	BB-	2,295,000	2,295,895
City of Valparaiso-Pratt Paper LLC IN AMT	6.75%		1/1/2034	NR	5,000,000	5,011,714
County of Nez Perce-PotlatchDeltic Corp ID	2.75%		10/1/2024	BBB-	10,500,000	10,410,112
Development Authority of Burke County-Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2040	BBB+	3,750,000	3,619,440
Development Authority of Rockdale County-Pratt Paper LLC GA AMT†	4.00%		1/1/2038	NR	5,205,000	5,070,298
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	624,061

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	$7,430,000	$7,584,395
Greater Orlando Aviation Authority-JetBlue Airways Corp FL	5.00%		11/15/2026	NR	2,980,000	2,981,223
Hoover Industrial Development Board-United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB-	8,525,000	9,451,907
Indiana Finance Authority-Ohio Valley Electric Corp	2.50%		11/1/2030	Baa3	1,000,000	901,974
Indiana Finance Authority-Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	5,600,000	5,210,458
Indiana Finance Authority-Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	9,850,000	9,164,823
Indiana Finance Authority-United States Steel Corp	4.125%		12/1/2026	BB-	1,625,000	1,625,940
Indiana Finance Authority-United States Steel Corp AMT	6.75%		5/1/2039	BB-	1,500,000	1,683,063
Indianapolis Local Public Improvement Bond Bank IN AMT	5.00%		1/1/2026	A1	9,425,000	9,483,520
Indianapolis Local Public Improvement Bond Bank IN AMT	5.00%		1/1/2027	A1	8,300,000	8,358,568
Industrial Development Authority of the County of Yavapai-Waste Management Inc AZ AMT	1.30%		6/1/2027	A-	4,650,000	4,229,766
Industrial Development Board of the City of Mobile Alabama-Alabama Power Co AL	3.65%	#(a)	7/15/2034	A1	7,500,000	7,474,748
Industrial Pollution Control Financing Authority of Gloucester County-Logan Generating Co LP NJ AMT	5.00%		12/1/2024	NR	405,000	405,136
Iowa Finance Authority-Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	11,050,000	11,543,531
Kansas City Industrial Development Authority MO AMT	4.00%		3/1/2037	A2	4,125,000	4,098,561
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2035	A2	3,020,000	3,201,709
Louisiana Local Government Environmental Facilities & Community Development Authority-Westlake Corp	3.50%		11/1/2032	BBB	7,655,000	7,395,348
Louisiana Public Facilities Authority-Waste Pro USA Inc AMT†	6.75%	#(a)	10/1/2053	NR	12,000,000	12,784,928
Maricopa County Pollution Control Corp.-Southern California Edison Co AZ	2.40%		6/1/2035	A2	5,000,000	4,141,664

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	$2,570,000	$1,542,000	(c)
Massachusetts Development Finance Agency-Waste Management of Massachusetts Inc AMT†	1.25%		5/1/2027	A-	3,250,000	2,958,902
Matagorda County Navigation District No. 1-Aep Texas Inc	2.60%		11/1/2029	BBB+	6,800,000	6,168,622
Matagorda County Navigation District No. 1-Aep Texas Inc	4.00%		6/1/2030	BBB+	8,000,000	7,999,946
Michigan Strategic Fund-Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	BB	5,640,000	5,638,666
Michigan Strategic Fund-Waste Management of Michigan Inc	0.58%	#(a)	8/1/2027	A-	3,000,000	2,964,069
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	10,000,000	10,003,486
New Hampshire Business Finance Authority	4.125%		1/20/2034	BBB	4,685,540	4,567,841
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	3.75%	#(a)	7/1/2045	B	1,970,000	1,553,851
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.00%		11/1/2027	B	6,225,000	6,139,105
New Hampshire Business Finance Authority-New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	9,235,000	9,259,923
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%		6/15/2033	A2	2,000,000	2,132,743
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB-	18,645,000	18,686,549
New Jersey Economic Development Authority-United Airlines Inc	5.50%		6/1/2033	BB-	1,500,000	1,516,488
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	3,020,000	3,020,372
New York Liberty Development Corp.	2.50%		11/15/2036	A+	2,500,000	2,091,189
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR	1,875,000	1,882,152
New York Liberty Development Corp.-3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,920,000	1,934,660
New York Liberty Development Corp.-Goldman Sachs Headquarters LLC	5.25%		10/1/2035	A2	16,385,000	19,360,459
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+	2,900,000	2,820,985

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	$2,000,000	$1,826,651
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,025,697
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2026	B+	1,885,000	1,885,538
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+	1,810,000	1,927,070
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+	1,850,000	1,956,315
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa3	3,110,000	3,168,138
Niagara Area Development Corp.-Covanta Holding Corp NY†	3.50%		11/1/2024	B	4,650,000	4,632,198
Niagara Area Development Corp.-Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	5,500,000	4,865,364
Ohio Air Quality Development Authority-American Electric Power Co Inc	1.90%	#(a)	5/1/2026	BBB	3,285,000	3,221,561
Ohio Air Quality Development Authority-American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	5,685,000	5,023,653
Ohio Air Quality Development Authority-American Electric Power Co Inc AMT	2.50%	#(a)	11/1/2042	BBB	8,800,000	7,767,444
Ohio Air Quality Development Authority-American Electric Power Co Inc AMT	2.60%	#(a)	6/1/2041	BBB	18,210,000	16,168,080
Ohio Air Quality Development Authority-Pratt Paper Inc AMT†	4.25%		1/15/2038	NR	4,955,000	4,929,159
Parish of St. James-NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	7,685,000	7,821,805
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB-	1,500,000	1,648,139
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB-	9,825,000	10,795,084
Parish of St. John the Baptist-Marathon Oil Corp LA	2.125%	#(a)	6/1/2037	BBB-	6,850,000	6,806,471
Parish of St. John the Baptist-Marathon Oil Corp LA	2.20%	#(a)	6/1/2037	BBB-	6,000,000	5,726,469
Parish of St. John the Baptist-Marathon Oil Corp LA	2.375%	#(a)	6/1/2037	BBB-	12,480,000	11,957,305
Parish of St. John the Baptist-Marathon Oil Corp LA	4.05%	#(a)	6/1/2037	BBB-	7,750,000	7,700,311
Pennsylvania Economic Development Financing Authority-CONSOL Energy Inc AMT†	9.00%	#(a)	4/1/2051	BB	2,375,000	2,629,358

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Pennsylvania Economic Development Financing Authority-Covanta Holding Corp AMT†	3.25%		8/1/2039	B	$1,035,000	$780,665
Pennsylvania Economic Development Financing Authority-Procter & Gamble Co	5.375%		3/1/2031	AA-	1,365,000	1,541,391
Pennsylvania Economic Development Financing Authority-Waste Management Inc AMT	0.58%	#(a)	8/1/2037	A-	5,500,000	5,434,127
Phenix City Industrial Development Board-WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	1,500,000	1,496,629
Port Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	2.75%		1/1/2036	NR	3,125,000	2,443,968
Port Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	2.875%		1/1/2041	NR	2,420,000	1,745,425
Port of Beaumont Industrial Development Authority-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	4.10%		1/1/2028	NR	8,000,000	6,861,804
Public Finance Authority-Ameream LLC WI†	5.00%		12/1/2027	NR	5,820,000	5,480,749
Public Finance Authority-Ameream LLC WI†	6.75%		12/1/2042	NR	5,000,000	4,833,918
Public Finance Authority-Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	7,500,000	7,602,840
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	5,000,000	4,272,881
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	2,500,000	1,944,965
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	7,650,000	7,650,738
Public Finance Authority-TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	2,965,000	2,966,826
Public Finance Authority-Waste Management Inc WI AMT	1.10%	#(a)	7/1/2029	A-	8,000,000	7,525,122
Selma Industrial Development Board-International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	1,000,000	989,621
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	4.50%		5/1/2032	NR	6,798,750	6,837,132
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR	6,740,000	6,805,458

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+		$5,500,000	$5,550,282
Village Community Development District No. 15 FL†	4.85%		5/1/2038	NR		2,200,000	2,266,631
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR		5,180,000	5,363,636
Virginia Small Business Financing Authority-Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B		440,000	421,782
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR		4,900,000	3,724,000	(c)
West Virginia Economic Development Authority-Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB		5,800,000	5,922,843
Total							572,460,219

Education 6.65%
Ann Arbor School District MI GO	4.00%		5/1/2037	A1		4,175,000	4,444,093
California Community Choice Financing Authority	4.00%	#(a)	5/1/2053	A1		10,000,000	10,048,473
California Community Choice Financing Authority	5.258% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		10,000,000	9,996,018
California Educational Facilities Authority-St Mary’s College of California	5.25%		10/1/2044	BBB-		800,000	845,659
California School Finance Authority-Aspire Public Schools Obligated Group†	5.00%		8/1/2036	NR		125,000	127,909
California School Finance Authority-Aspire Public Schools Obligated Group†	5.00%		8/1/2036	BBB		1,475,000	1,490,734
California State University	0.55%	#(a)	11/1/2049	Aa2		6,750,000	6,081,984
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR		2,160,000	2,101,551
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.00%		4/1/2038	A	(d)	3,230,000	3,524,955
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2034	A	(d)	1,625,000	1,853,007
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2035	A	(d)	1,125,000	1,278,672
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2036	A	(d)	2,175,000	2,456,909
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2039	A	(d)	6,220,000	6,865,756
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2031	AA		5,000,000	5,292,044

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Clark County School District NV GO	5.00%		6/15/2037	AA-	$5,770,000	$6,529,183
Clark County School District NV GO	5.00%		6/15/2038	AA-	4,240,000	4,743,690
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.125%		8/15/2030	NR	3,500,000	3,570,891
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.75%		8/15/2038	NR	1,405,000	1,436,424
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	6.00%		8/15/2038	Baa3	19,860,000	20,419,778
Colorado State Education Loan Program	5.00%		6/28/2024	NR	25,000,000	25,081,440
Connecticut State Health & Educational Facilities Authority-Quinnipiac University	5.00%		7/1/2033	A-	8,230,000	8,397,318
County of Frederick-Mount St Mary’s University Inc MD†	5.00%		9/1/2027	BB+	1,635,000	1,647,675
County of Frederick-Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+	2,400,000	2,414,099
County of Lincoln-Augustana College Association SD	4.00%		8/1/2041	BBB-	500,000	453,938
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%		11/1/2027	Ba3	2,000,000	2,016,915
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%		11/1/2037	Ba3	1,500,000	1,478,148
Dutchess County Local Development Corp.-Bard College NY	5.00%		7/1/2040	BBB-	1,150,000	1,188,825
Dutchess County Local Development Corp.-Bard College NY	5.00%		7/1/2045	BBB-	2,000,000	2,038,413
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2035	AA	3,750,000	4,181,556
Fort Bend Independent School District TX GO (PSF-GTD)	0.875%	#(a)	8/1/2050	AAA	5,425,000	5,218,482
Illinois Finance Authority-Illinois Institute of Technology	4.00%		9/1/2035	Ba2	2,600,000	2,307,040
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2030	Ba2	625,000	624,294
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2031	Ba2	1,100,000	1,096,585
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2032	Ba2	1,100,000	1,093,986
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2033	Ba2	1,000,000	991,079	(c)

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority-Illinois Institute of Technology	5.00%	9/1/2034	Ba2	$3,720,000	$3,666,456
Illinois Finance Authority-Illinois Institute of Technology	5.00%	9/1/2036	Ba2	3,225,000	3,117,738
Illinois Finance Authority-Noble Network of Charter Schools	5.00%	9/1/2025	BBB	640,000	638,292
Illinois Finance Authority-University of Chicago	5.00%	10/1/2034	Aa2	5,000,000	5,093,200
Indiana Finance Authority-Ohio Valley Electric Corp	4.25%	11/1/2030	Baa3	14,550,000	14,556,718
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2035	BB	2,350,000	2,364,785
Lancaster Count School District SC (SCSDE)	4.00%	3/1/2034	Aa1	11,090,000	11,368,253
Louisiana Public Facilities Authority-Tulane University	5.00%	10/15/2037	A+	2,850,000	3,236,293
Massachusetts Development Finance Agency-Emerson College	5.00%	1/1/2026	BBB+	5,135,000	5,166,506
Massachusetts Development Finance Agency-Emerson College	5.00%	1/1/2027	BBB+	2,700,000	2,725,015
Massachusetts Development Finance Agency-Emerson College	5.00%	1/1/2028	BBB+	1,810,000	1,828,055
Miami-Dade County Educational Facilities Authority-University of Miami FL (AMBAC)	5.25%	4/1/2028	A2	5,000,000	5,374,424
New Hampshire Health & Education Facilities Authority Act-University System of New Hampshire	5.00%	7/1/2036	Aa3	5,000,000	5,053,520
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2026	A-	5,000,000	5,090,763
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2027	A-	10,000,000	10,133,604
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	9/1/2039	BBB-	2,300,000	2,202,172
New York State Dormitory Authority-Pace University	5.00%	5/1/2026	BBB-	980,000	980,249
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2031	BBB-	2,705,000	2,915,687
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2037	BBB-	11,000,000	11,635,342
New York State Dormitory Authority (AGM)	5.00%	10/1/2031	AA	10,000	10,938

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority (AGM)	5.00%		10/1/2037	AA	$9,200,000	$10,387,990
New York State Dormitory Authority (AGM)	5.00%		10/1/2038	AA	2,400,000	2,692,233
Ohio Air Quality Development Authority-Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	4,175,000	4,201,125
Ohio Air Quality Development Authority-Duke Energy Corp AMT	4.25%	#(a)	11/1/2039	BBB	10,500,000	10,612,013
School District of Broward County FL COPS	5.00%		7/1/2036	Aa3	2,685,000	3,084,893
State of Nevada Department of Business & Industry-Somerset Academy NLV Building 1/Sky Pointe/Stephanie/Losee Campuses†	4.50%		12/15/2029	BB	465,000	463,815
State of Nevada Department of Business & Industry-Somerset Academy NLV Building 1/Sky Pointe/Stephanie/Losee Campuses†	5.00%		12/15/2038	BB	1,000,000	1,000,087
Town of Davie-Nova Southeastern University Inc FL	5.00%		4/1/2037	A-	5,000,000	5,240,339
Town of Davie-Nova Southeastern University Inc FL	5.00%		4/1/2038	A-	2,500,000	2,610,930
Troy Capital Resource Corp.-Rensselaer Polytechnic Institute NY	5.00%		8/1/2025	A3	2,630,000	2,666,802
Troy Capital Resource Corp.-Rensselaer Polytechnic Institute NY	5.00%		8/1/2026	A3	1,000,000	1,021,469
Troy Capital Resource Corp.-Rensselaer Polytechnic Institute NY	5.00%		8/1/2027	A3	1,600,000	1,635,820
University of Houston TX	2.00%		2/15/2032	AA	6,095,000	5,369,833
University of Illinois	5.00%		10/1/2035	A2	885,000	992,577
University of Illinois	5.00%		10/1/2036	A2	920,000	1,023,512
University of Illinois	5.00%		10/1/2037	A2	800,000	886,061
University of Illinois	5.00%		10/1/2038	A2	800,000	878,404
University of Illinois	5.50%		10/1/2039	A2	1,360,000	1,552,236
University of Illinois	5.50%		10/1/2042	A2	1,650,000	1,858,451
University of Illinois (AGM)	4.00%		4/1/2033	AA	4,905,000	5,006,100
University of Illinois (AGM)	4.00%		4/1/2034	AA	5,100,000	5,201,341
West Virginia Economic Development Authority-Wheeling Power Co AMT	3.00%	#(a)	6/1/2037	BBB+	4,200,000	4,103,738
Total						322,985,302

Financial Services 0.09%
Berks County Industrial Development Authority-Tower Health Obligated Group PA	4.00%		11/1/2031	CCC+	2,280,000	1,204,392

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Financial Services (continued)
Berks County Industrial Development Authority-Tower Health Obligated Group PA	5.00%		11/1/2030	CCC+	$1,315,000	$701,939
Massachusetts Educational Financing Authority AMT	3.625%		7/1/2034	AA	415,000	411,410
New Jersey Higher Education Student Assistance Authority AMT	3.75%		12/1/2030	Aaa	705,000	700,149
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2032	Aaa	810,000	807,304
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2034	Aaa	730,000	726,155
Total						4,551,349

General Obligation 19.99%
Adams County School District No. 1 CO GO	5.00%		12/1/2036	Aa2	6,090,000	6,342,814
California Community Choice Financing Authority	5.00%	#(a)	7/1/2053	A1	24,875,000	26,299,860
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	11,335,000	11,977,349
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	10,000,000	10,693,888
Central Florida Tourism Oversight District	4.00%		6/1/2031	AA-	2,240,000	2,296,322
Chabot-Las Positas Community College District CA GO	3.00%		8/1/2038	AA	2,500,000	2,277,957
Chicago Board of Education IL GO	4.00%		12/1/2037	BB+	14,000,000	13,767,968
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	8,000,000	8,488,152
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	3,000,000	3,113,103
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,500,000	1,557,665
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	4,845,000	5,030,351
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	900,000	934,052
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	475,000	492,400
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	3,750,000	3,976,908
Chicago Board of Education IL GO	5.00%		12/1/2035	BB+	450,000	465,190
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	7,300,000	7,659,901
Chicago Board of Education IL GO	5.00%		12/1/2039	BB+	2,340,000	2,423,072
Chicago Board of Education IL GO	5.50%		12/1/2037	BB+	2,000,000	2,217,376
Chicago Board of Education IL GO	5.50%		12/1/2038	BB+	2,250,000	2,477,676
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	5,000,000	5,533,528
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2027	AA	2,860,000	2,980,472

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Bellevue WA GO	4.00%		12/1/2030	AAA	$5,590,000	$5,618,312
City of Chicago IL GO	5.00%		1/1/2025	BBB+	7,555,000	7,624,956
City of Chicago IL GO	5.00%		1/1/2028	BBB+	19,000,000	20,138,054
City of Chicago IL GO	5.00%		1/1/2031	BBB+	2,210,000	2,241,578
City of Chicago IL GO	5.125%		1/1/2027	NR	1,130,000	1,143,226
City of Chicago IL GO	5.125%		1/1/2027	BBB+	1,970,000	1,988,100
City of Chicago IL GO	5.25%		1/1/2028	NR	1,630,000	1,650,565
City of Chicago IL GO	5.25%		1/1/2028	BBB+	2,215,000	2,236,899
City of Chicago IL GO	5.25%		1/1/2029	BBB+	2,025,000	2,043,711
City of Chicago IL GO	5.50%		1/1/2037	BBB+	1,945,000	1,960,520
City of Chicago IL GO	5.50%		1/1/2039	BBB+	6,000,000	6,626,662
City of Chicago IL GO	5.50%		1/1/2049	BBB+	3,750,000	3,909,767
City of Chicago IL GO	5.625%		1/1/2030	BBB+	1,835,000	1,920,382
City of Chicago IL GO	5.75%		1/1/2033	BBB+	7,000,000	7,343,493
City of Chicago IL GO	6.00%		1/1/2038	BBB+	15,890,000	16,648,857
City of Columbus OH GO	5.00%		8/15/2037	AAA	1,480,000	1,727,311
City of Columbus OH GO	5.00%		8/15/2038	AAA	1,315,000	1,517,596
City of Houston TX GO	5.00%		3/1/2036	Aa3	1,800,000	2,073,685
City of Houston TX GO	5.00%		3/1/2038	Aa3	1,000,000	1,131,750
City of Houston TX GO	5.25%		3/1/2039	Aa3	4,610,000	5,273,846
City of Houston TX GO	5.25%		3/1/2040	Aa3	5,800,000	6,605,459
City of Lubbock TX GO	4.00%		2/15/2032	AA+	5,120,000	5,132,697
City of New Orleans LA GO	4.00%		10/1/2036	A+	2,290,000	2,370,070
City of New York NY GO	5.00%		8/1/2033	AA	7,030,000	7,470,711
City of New York NY GO	5.00%		9/1/2035	AA	10,000,000	11,542,695
City of New York NY GO	5.00%		10/1/2036	AA	1,250,000	1,439,711
City of New York NY GO	5.00%		4/1/2037	AA	10,000,000	10,691,556
City of New York NY GO	5.00%		12/1/2037	AA	7,500,000	7,795,806
City of New York NY GO(e)	5.00%		4/1/2040	AA	2,000,000	2,289,594
Clark County School District NV GO	5.00%		6/15/2041	AA-	10,645,000	11,717,399
Commonwealth of Massachusetts GO	5.00%		3/1/2039	AA+	8,000,000	9,272,205
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR	535,832	530,546
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	1,727,569	1,135,804
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	5,950,386	3,446,761
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	11,260,659	11,069,746
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	3,035,632	2,938,259
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	5,000,000	4,719,257

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	$1,917,657	$1,765,895
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	34,225,245	34,919,008
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	6,481,543	6,898,413
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	5,336,508	5,846,023
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	1,415,665	1,597,625
County of Baltimore MD GO	4.00%		3/1/2038	AAA	8,995,000	9,491,625
County of Howard MD GO	3.00%		8/15/2037	AAA	2,255,000	2,099,966
County of Lake IL GO	3.50%		11/30/2031	AAA	1,825,000	1,830,558
County of Luzerne PA GO (AGM)	5.00%		11/15/2024	AA	4,000,000	4,035,624
County of Nassau NY GO	5.00%		4/1/2038	AA-	1,025,000	1,180,968
Delaware Valley Regional Finance Authority PA	4.04% (MUNIPSA * 1 + 0.40%	)#	3/1/2057	A+	5,000,000	4,901,663
Denton Independent School District TX GO (PSF-GTD)	5.00%		8/15/2038	AAA	2,750,000	3,154,398
Denton Independent School District TX GO (PSF-GTD)	5.00%		8/15/2039	AAA	5,500,000	6,280,385
Gregory-Portland Independent School District TX GO (PSF-GTD)	5.00%		2/15/2038	AAA	6,790,000	7,618,959
Houston Independent School District TX GO (PSF-GTD)	3.50%	#(a)	6/1/2039	AAA	10,000,000	9,938,894
Lamar Consolidated Independent School District TX GO	5.00%		2/15/2038	AA	1,750,000	1,990,370
Louisiana Stadium & Exposition District	5.00%		7/1/2037	A2	3,125,000	3,570,030
Louisiana Stadium & Exposition District	5.00%		7/1/2038	A2	7,345,000	8,308,911
Louisiana Stadium & Exposition District	5.00%		7/1/2039	A2	6,550,000	7,374,477
Metropolitan Water Reclamation District of Greater Chicago IL GO	5.00%		12/1/2027	AA+	4,600,000	4,799,319
New Caney Independent School District TX GO (PSF-GTD)	1.25%	#(a)	2/15/2050	Aaa	4,550,000	4,504,031
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2037	A2	4,000,000	4,574,032
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A2	2,000,000	2,326,173
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2037	A2	4,000,000	4,574,032
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		8/1/2038	AAA	5,000,000	5,154,836
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2039	AAA	11,820,000	12,085,838

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		2/1/2032	AAA	$23,000,000	$23,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2036	AAA	8,250,000	9,618,654
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2037	AAA	8,265,000	9,507,627
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	4.00%		3/15/2037	Aa1	7,500,000	7,785,629
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	4.00%		3/15/2037	AA+	5,195,000	5,440,491
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	4.00%		2/15/2038	Aa1	8,305,000	8,524,793
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	4.00%		3/15/2038	AA+	5,000,000	5,157,053
New York State Dormitory Authority (BAM)	5.00%		10/1/2035	AA	5,000,000	5,650,780
Northside Independent School District TX GO (PSF-GTD)	1.60%	#(a)	8/1/2049	Aaa	7,985,000	7,899,717
Palm Beach County School District FL COPS	5.00%		8/1/2037	Aa3	1,000,000	1,153,645
Palm Beach County School District FL COPS	5.00%		8/1/2038	Aa3	2,375,000	2,715,403
Palm Beach County School District FL COPS	5.00%		8/1/2039	Aa3	2,250,000	2,562,264
Pasadena Independent School District TX GO (PSF-GTD)	5.00%		2/15/2038	AAA	4,890,000	5,526,888
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.25%		6/30/2035	Baa2	5,250,000	5,939,050
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.25%		6/30/2036	Baa2	8,550,000	9,593,262
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.50%		6/30/2037	Baa2	5,575,000	6,324,504

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2038	Baa2	$6,200,000	$7,000,062
Pflugerville Independent School District TX GO	5.00%	2/15/2036	AA+	3,525,000	4,030,057
Pflugerville Independent School District TX GO	5.00%	2/15/2037	AA+	7,500,000	8,505,637
Pflugerville Independent School District TX GO	5.00%	2/15/2038	AA+	4,405,000	4,946,780
Pflugerville Independent School District TX GO	5.00%	2/15/2039	AA+	5,115,000	5,704,467
School District of Philadelphia PA GO	5.00%	9/1/2026	A1	500,000	519,126
School District of Philadelphia PA GO	5.00%	9/1/2027	A1	600,000	633,117
School District of Philadelphia PA GO	5.00%	9/1/2028	A1	500,000	536,019
State of California GO	3.00%	11/1/2034	Aa2	5,900,000	5,843,349
State of California GO	4.00%	8/1/2035	Aa2	20,000,000	20,319,078
State of California GO	4.00%	3/1/2036	Aa2	10,000,000	10,560,467
State of California GO(e)	4.00%	9/1/2037	AA-	4,500,000	4,815,249
State of California GO	5.00%	9/1/2035	Aa2	14,000,000	16,341,641
State of California GO(e)	5.00%	9/1/2035	AA-	9,000,000	10,738,302
State of California GO(e)	5.00%	9/1/2037	AA-	10,000,000	11,768,452
State of California GO	5.00%	10/1/2039	Aa2	4,000,000	4,602,162
State of Connecticut GO	4.00%	4/15/2037	AA-	1,825,000	1,869,338
State of Connecticut GO	4.00%	6/15/2037	AA-	775,000	790,164
State of Connecticut GO	4.00%	1/15/2038	AA-	4,000,000	4,126,923
State of Connecticut GO	5.00%	6/15/2034	AA-	1,100,000	1,189,655
State of Connecticut GO	5.00%	6/15/2035	AA-	1,125,000	1,214,854
State of Hawaii Harbor System Revenue AMT	4.00%	7/1/2035	Aa3	3,025,000	3,093,278
State of Illinois GO	4.00%	10/1/2034	A-	5,000,000	5,118,356
State of Illinois GO	4.00%	10/1/2035	A-	5,000,000	5,089,194
State of Illinois GO	5.00%	2/1/2028	A-	13,620,000	14,267,401
State of Illinois GO	5.00%	10/1/2029	A-	10,000,000	10,980,988
State of Illinois GO	5.00%	11/1/2029	A-	2,800,000	2,924,038
State of Illinois GO	5.00%	11/1/2032	A-	9,200,000	9,537,410
State of Illinois GO	5.00%	10/1/2033	A-	5,000,000	5,354,665
State of Illinois GO	5.00%	12/1/2033	A-	4,500,000	5,056,107
State of Illinois GO	5.00%	12/1/2039	A-	15,000,000	16,581,222

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.00%	12/1/2042	A-	$11,320,000	$12,294,916
State of Illinois GO	5.25%	2/1/2034	A-	3,295,000	3,298,043
State of Illinois GO	5.25%	10/1/2036	A-	17,540,000	19,934,392
State of Illinois GO	5.25%	5/1/2038	A-	9,750,000	10,910,350
State of Illinois GO	5.50%	5/1/2039	A-	11,000,000	12,110,366
State of New Jersey GO	2.00%	6/1/2029	A1	5,000,000	4,572,290
State of Texas GO	4.00%	10/1/2032	AAA	14,570,000	14,465,215
State of Washington GO	5.00%	2/1/2037	Aaa	13,725,000	15,860,318
State of Washington GO	5.00%	2/1/2038	Aaa	15,000,000	17,192,164
State of Washington GO	5.00%	7/1/2038	Aaa	10,000,000	11,488,350
State Public School Building Authority PA (AGM)	5.00%	6/1/2030	AA	5,000,000	5,215,351
Town of Oyster Bay NY GO (AGM)	2.00%	3/1/2030	AA	2,125,000	1,893,551
Town of Oyster Bay NY GO (AGM)	2.00%	3/1/2031	AA	2,040,000	1,788,849
Village of Romeoville IL GO	4.00%	12/30/2036	Aa2	4,725,000	4,811,584
Village of Romeoville IL GO	4.00%	12/30/2037	Aa2	3,800,000	3,850,889
Village of Schaumburg IL GO	3.00%	12/1/2027	AAA	7,060,000	6,976,406
Village of Skokie IL GO	3.00%	12/1/2029	Aa2	1,080,000	1,078,789
Virginia College Building Authority	5.00%	2/1/2037	AA+	7,950,000	9,068,391
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2038	AA	2,850,000	3,267,506
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2039	AA	4,400,000	5,019,494
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2041	AA	7,000,000	7,874,548
Total					970,244,683

Health Care 12.56%
Allegheny County Hospital Development Authority-Allegheny Health Network Obligated Group PA	5.00%	4/1/2031	A	16,000,000	16,868,958
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2031	BBB	7,000,000	7,061,823
Arizona Health Facilities Authority-Honorhealth Obligated Group	5.00%	12/1/2032	A2	5,000,000	5,039,521
Berks County Industrial Development Authority-Tower Health Obligated Group PA	5.00%	11/1/2025	CCC+	2,405,000	1,686,249

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Berks County Industrial Development Authority-Tower Health Obligated Group PA	5.00%		11/1/2026	CCC+	$1,000,000	$652,004
Berks County Industrial Development Authority-Tower Health Obligated Group PA	5.00%		11/1/2036	CCC+	1,835,000	954,797
Berks County Industrial Development Authority-Tower Health Obligated Group PA	5.00%		11/1/2037	CCC+	5,075,000	2,639,443
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	#(a)	2/1/2040	CCC+	2,595,000	1,642,118
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.25%		12/1/2035	BB	3,000,000	3,011,188
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%		4/1/2038	A	7,000,000	7,852,180
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%		4/1/2039	A	5,500,000	6,130,390
Bucks County Industrial Development Authority-Grand View Hospital/Sellersville Obligated Group PA	5.00%		7/1/2030	BB-	2,075,000	1,805,498	(c)
Bucks County Industrial Development Authority-Grand View Hospital/Sellersville Obligated Group PA	5.00%		7/1/2031	BB-	1,150,000	1,002,863
Bucks County Industrial Development Authority-Grand View Hospital/Sellersville Obligated Group PA	5.00%		7/1/2032	BB-	1,000,000	867,656
California Health Facilities Financing Authority-Children’s Hospital of Orange County Obligated Group	5.00%	#(a)	11/1/2054	AA-	7,000,000	8,025,526
California Health Facilities Financing Authority-Scripps Health Obligated Group	5.00%		11/15/2037	AA-	17,750,000	20,903,256
California Health Facilities Financing Authority-Sutter Health Obligated Group	5.00%		11/15/2032	A+	2,000,000	2,151,966
California Health Facilities Financing Authority-Sutter Health Obligated Group	5.00%		11/15/2033	A+	2,450,000	2,633,413
California Health Facilities Financing Authority-Sutter Health Obligated Group	5.00%		11/15/2034	A+	3,350,000	3,593,377
California Municipal Finance Authority-Eisenhower Medical Center	5.00%		7/1/2029	Baa2	1,000,000	1,041,179

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Municipal Finance Authority-Eisenhower Medical Center	5.00%		7/1/2031	Baa2		$1,900,000	$1,978,187
California Municipal Finance Authority-Eisenhower Medical Center	5.00%		7/1/2033	Baa2		1,000,000	1,037,649
California Municipal Finance Authority-Palomar Health Obligated Group COPS†	5.00%		11/1/2027	BBB		5,000,000	5,081,144
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%		12/1/2033	BB		1,000,000	1,040,300
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%		12/1/2034	BB		5,000,000	5,050,087
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%		12/1/2038	BB		1,500,000	1,552,769
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR		8,825,000	8,824,595
City of Atlantic Beach-Naval Continuing Care Retirement Foundation Obligated Group FL	5.00%		11/15/2028	BBB	(d)	2,020,000	2,020,840
City of Blaine-Crest View Obligated Group MN(b)	5.125%		7/1/2025	NR		770,000	500,500	(c)
City of Seneca-Nemaha Valley Community Hospital KS	5.00%		9/1/2025	NR		5,500,000	5,516,592
City of Tampa-H Lee Moffitt Cancer Center & Research Institute Obligated Group	4.00%		7/1/2038	A		4,755,000	4,811,029
Colorado Health Facilities Authority-CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		2,345,000	2,369,416
Colorado Health Facilities Authority-CommonSpirit Health Obligated Group	5.25%		11/1/2038	A-		2,095,000	2,352,863
Connecticut State Health & Educational Facilities Authority-Griffin Health Obligated Group†	5.00%		7/1/2034	BB+		225,000	222,790
Connecticut State Health & Educational Facilities Authority-Griffin Health Obligated Group†	5.00%		7/1/2039	BB+		1,000,000	972,664
Connecticut State Health & Educational Facilities Authority-Yale-New Haven Health Obligated Group	1.80%	#(a)	7/1/2049	AA-		5,390,000	5,349,548
County of Cuyahoga-Metrohealth System OH	5.00%		2/15/2037	BBB		5,000,000	5,101,590

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
County of Miami-Dade-Public Health Trust of Miami-Dade County FL	5.00%	6/1/2030	Aa2		$11,910,000	$12,106,632
County of Miami-Dade-Public Health Trust of Miami-Dade County FL	5.00%	6/1/2031	Aa2		5,000,000	5,080,134
County of Montgomery-Premier Health Partners Obligated Group OH	4.00%	11/15/2039	Baa1		6,000,000	5,625,874
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+		12,355,000	12,282,028
County of Washington-Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR		8,675,000	8,763,561
County of Washington-Marietta Area Health Care Inc Obligated Group OH	6.375%	12/1/2037	NR		10,000,000	10,826,820
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2036	NR		3,830,000	3,942,940
District of Columbia-Children’s National Medical Center Obligated Group	5.00%	7/15/2026	A1		1,700,000	1,744,611
District of Columbia-Children’s National Medical Center Obligated Group	5.00%	7/15/2034	A1		5,000,000	5,139,172
Franklin County Industrial Development Authority-Menno-Haven Inc Obligated Group PA	5.00%	12/1/2031	NR		1,000,000	965,363
Franklin County Industrial Development Authority-Menno-Haven Inc Obligated Group PA	5.00%	12/1/2033	NR		1,000,000	955,610
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR		1,500,000	1,372,189
Greeneville Health & Educational Facilities Board-Ballad Health Obligated Group TN	5.00%	7/1/2035	A-		3,300,000	3,477,610
Greeneville Health & Educational Facilities Board-Ballad Health Obligated Group TN	5.00%	7/1/2036	A-		3,000,000	3,149,223
Greeneville Health & Educational Facilities Board-Ballad Health Obligated Group TN	5.00%	7/1/2037	A-		10,000,000	10,448,090
Harris County Cultural Education Facilities Finance Corp.-Brazos Presbyterian Homes Obligated Group TX	6.375%	1/1/2033	BB+	(d)	120,000	120,131

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Health System Obligated Group TX	5.00%	#(a)	6/1/2050	Aa3		$5,000,000	$5,332,437
Health & Educational Facilities Authority of the State of Missouri-SSM Health Care Obligated Group WA	5.00%	#(a)	6/1/2039	A+		13,000,000	13,803,517
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple University Health Obligated Group PA	5.00%		7/1/2030	BBB		4,775,000	4,903,865
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple University Health Obligated Group PA	5.00%		7/1/2032	BBB		4,055,000	4,157,208
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple University Health Obligated Group PA	5.00%		7/1/2033	BBB		4,870,000	4,991,905
Housing & Redevelopment Authority of The City of St. Paul Minnesota-Fairview Health Services Obligated Group	5.00%		11/15/2024	NR		4,500,000	4,532,642
Illinois Finance Authority-Ascension Health Credit Group	4.00%		2/15/2033	AA+		5,000,000	5,074,608
Illinois Finance Authority-Plymouth Place Obligated Group	5.00%		5/15/2030	NR		1,690,000	1,716,394
Illinois Finance Authority-Rush Obligated Group	5.00%		11/15/2031	A+		3,375,000	3,418,145
Illinois Finance Authority-Silver Cross Hospital Obligated	5.00%		8/15/2035	A3		4,500,000	4,575,023
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	5.125%		11/15/2029	NR		4,000,000	4,037,675
Karnes County Hospital District TX	5.00%		2/1/2034	A	(d)	1,000,000	1,000,827
Kentucky Economic Development Finance Authority-Masonic Homes of Kentucky Inc Obligated Group	5.375%		11/15/2032	NR		1,185,000	1,098,719
Kentucky Economic Development Finance Authority-Owensboro Health Inc Obligated Group	5.00%		6/1/2029	Baa2		4,235,000	4,353,414
Kentucky Economic Development Finance Authority-Owensboro Health Inc Obligated Group	5.00%		6/1/2032	Baa2		6,000,000	6,176,396
Lee Memorial Health System Obligated Group FL	5.00%		4/1/2036	A+		4,535,000	4,866,563

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Louisville/Jefferson County Metropolitan Government-Norton Healthcare Obligated Group KY	5.00%	10/1/2040	A	$3,500,000	$3,852,064
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%	9/1/2033	A2	500,000	535,116
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%	9/1/2034	A2	1,000,000	1,070,172
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%	9/1/2035	A2	1,000,000	1,067,699
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%	9/1/2036	A2	1,800,000	1,913,677
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%	7/1/2035	BBB-	2,000,000	1,892,927
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%	7/1/2037	BBB-	3,930,000	3,689,505
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%	7/1/2038	BBB-	3,100,000	3,129,350
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%	7/1/2039	BBB-	2,750,000	2,763,375
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd-Vanderbilt University Medical Center Obligated Group TN	5.00%	7/1/2031	A	1,300,000	1,346,620
Miami Beach Health Facilities Authority-Mount Sinai Medical Center of Florida Obligated Group FL	5.00%	11/15/2030	A3	2,500,000	2,514,251
Michigan Finance Authority-McLaren Health Care Corp Obligated Group	5.00%	5/15/2033	A1	4,030,000	4,089,170
Michigan Finance Authority-McLaren Health Care Obligated Group	5.00%	5/15/2032	A1	10,390,000	10,544,113
Michigan Finance Authority-Trinity Health Corp Obligated Group	5.00%	12/1/2034	AA-	5,000,000	5,275,448
Michigan Finance Authority-Trinity Health Corp Obligated Group	5.00%	12/1/2035	AA-	5,000,000	5,259,826
Michigan Finance Authority Provident Group-HFH Energy LLC	5.00%	2/28/2038	A3	1,560,000	1,726,476

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Michigan Finance Authority Provident Group-HFH Energy LLC	5.25%	2/29/2040	A3	$1,100,000	$1,221,316
Michigan Finance Authority Provident Group-HFH Energy LLC	5.25%	2/28/2042	A3	1,560,000	1,711,665
Minnesota Agricultural & Economic Development Board-HealthPartners Obligated Group	5.00%	1/1/2040	A	1,800,000	2,024,756
Minnesota Agricultural & Economic Development Board-HealthPartners Obligated Group	5.00%	1/1/2041	A	4,000,000	4,479,262
Minnesota Agricultural & Economic Development Board-HealthPartners Obligated Group	5.00%	1/1/2042	A	4,985,000	5,556,075
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA	4.00%	9/1/2036	A	1,350,000	1,362,198
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA	4.00%	9/1/2038	A	2,250,000	2,259,673
Montgomery County Industrial Development Authority-Albert Einstein
Healthcare Network Obligated Group PA	5.25%	1/15/2026	NR	2,000,000	2,024,980
Montgomery County Industrial Development Authority-Albert Einstein Healthcare Network Obligated Group PA	5.25%	1/15/2028	NR	3,000,000	3,037,471
Montgomery County Industrial Development Authority-Whitemarsh Continuing Care Retirement Community Obligated PA	5.00%	1/1/2030	NR	2,000,000	1,973,359
Moon Industrial Development Authority-Baptist Homes Society Obligated Group PA	5.125%	7/1/2025	NR	1,975,000	1,923,299
New Jersey Health Care Facilities Financing Authority-Hackensack Merdiann Health Obligated Group	5.00%	7/1/2028	AA-	5,500,000	5,836,693
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2028	BBB-	1,300,000	1,328,496
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2029	BBB-	1,605,000	1,642,815

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2030	BBB-	$1,100,000	$1,126,401
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2031	BBB-	1,110,000	1,135,891
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2035	BBB-	3,185,000	3,245,409
New Jersey Health Care Facilities Financing Authority-University Hospital (AGM)	5.00%	7/1/2028	AA	2,000,000	2,034,538
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2037	B-	1,100,000	874,857
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2039	B-	1,000,000	775,860
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2040	B-	850,000	653,159
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2036	B-	1,945,000	1,737,344
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	BB	1,500,000	1,480,476
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB	2,700,000	2,633,069
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2030	BB	1,100,000	1,067,117
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	BB	1,600,000	1,541,075
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2036	BBB-	1,780,000	1,752,139
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	9/1/2036	BBB-	1,555,000	1,542,236
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2037	BBB-	650,000	636,718
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2038	BBB-	4,000,000	3,855,956

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-Montefiore Obligated Group	4.00%		9/1/2038	BBB-	$2,940,000	$2,834,760
New York State Dormitory Authority-Montefiore Obligated Group	4.00%		9/1/2040	BBB-	3,150,000	2,980,667
New York State Dormitory Authority-Northwell Health Obligated Group	5.00%	#(a)	5/1/2048	A-	2,000,000	2,001,141
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%		8/15/2033	BB-	3,920,000	4,069,668
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%		8/15/2038	BB-	8,800,000	8,992,314
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%		8/15/2043	BB-	6,710,000	6,940,560
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%		8/15/2037	NR	2,770,000	2,912,781
Oneida County Local Development Corp.-Mohawk Valley Health System Obligated Group NY (AGM)	4.00%		12/1/2035	AA	1,000,000	1,010,113
Oneida County Local Development Corp.-Mohawk Valley Health System Obligated Group NY (AGM)	4.00%		12/1/2036	AA	1,250,000	1,257,552
Oneida County Local Development Corp.-Mohawk Valley Health System Obligated Group NY (AGM)	4.00%		12/1/2037	AA	2,210,000	2,196,721
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%		10/1/2035	A+	1,730,000	2,004,676
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%		10/1/2037	A+	2,495,000	2,845,904
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%		10/1/2038	A+	1,530,000	1,734,476
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%		10/1/2039	A+	1,500,000	1,694,659
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%		10/1/2039	A+	7,565,000	7,777,603
Palomar Health Obligated Group CA	5.00%		11/1/2036	BBB	5,280,000	5,338,606

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Pennsylvania Economic Development Financing Authority-UPMC Obligated Group	4.00%		2/15/2040	A		$2,820,000	$2,834,619
Public Finance Authority-Proton International Alabama LLC WI†(b)	6.85%		10/1/2047	NR		1,410,000	141,000
Public Finance Authority-RBS Evolution LLC WI†	10.00%		11/1/2038	NR		3,500,000	3,527,210
Rhode Island Health & Educational Building Corp.-Care New England Health System Obligated Group	5.00%		9/1/2031	B+		5,000,000	4,931,565
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		5,700,000	5,739,051
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.00%		12/1/2035	B+	(d)	3,850,000	3,666,777
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B+	(d)	2,085,000	2,071,439
Tarrant County Cultural Education Facilities Finance Corp.-Baylor Scott & White Health Obligated Group TX	5.00%	#(a)	11/15/2052	AA-		4,000,000	4,407,688
Tulsa County Industrial Authority-Montereau Obligated Group OK	5.25%		11/15/2037	BBB-	(d)	1,250,000	1,263,452
University of Kansas Hospital Authority-University of Kansas Health System Obligated Group KS	5.00%		9/1/2034	AA-		5,000,000	5,088,963
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		4,550,000	4,552,452
Washington Health Care Facilities Authority-Providence St Joseph Health Obligated Group	4.00%	#(a)	10/1/2042	A		28,220,000	28,217,646
West Virginia Hospital Finance Authority-West Virginia United Health System Obligated Group	4.00%		6/1/2030	A		5,500,000	5,536,739
West Virginia Hospital Finance Authority-West Virginia United Health System Obligated Group	4.00%		6/1/2035	A		1,570,000	1,575,321
Westchester County Local Development Corp.-New York Blood Center Inc NY	5.00%		7/1/2035	Baa1		3,000,000	3,366,621

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Westchester County Local Development Corp.-New York Blood Center Inc NY	5.00%		7/1/2038	Baa1		$3,075,000	$3,377,136
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.30%	#(a)	2/15/2053	BBB		40,000,000	40,000,000
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.30%	#(a)	2/15/2053	BBB		10,000,000	10,000,000
Total							609,419,266

Housing 1.27%
California Housing Finance Agency	3.25%		8/20/2036	BBB		7,229,086	6,670,393
California Housing Finance Agency	3.50%		11/20/2035	BBB+		5,586,096	5,239,975
California Housing Finance Agency	4.00%		3/20/2033	BBB+		4,512,644	4,466,133
California Municipal Finance Authority-Park Western Housing LP (FNMA)	2.65%		8/1/2036	Aaa		4,260,538	3,557,815
California Statewide Communities Development Authority-CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000,000	1,017,202
California Statewide Communities Development Authority-CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750,000	764,268
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%		6/1/2047	NR		5,000,000	3,704,058	(c)
Indiana Finance Authority-CHF-Tippecanoe LLC	5.00%		6/1/2038	BBB-		1,550,000	1,652,375
Indiana Finance Authority-CHF-Tippecanoe LLC	5.00%		6/1/2043	BBB-		2,525,000	2,646,619
Industrial Development Authority of the City of Phoenix Arizona-Downtown Phoenix Student Housing LLC AZ	5.00%		7/1/2032	Baa3		1,080,000	1,117,043
Maryland Community Development Administration	3.00%		9/1/2039	Aa1		10,000,000	8,657,960
Minnesota Housing Finance Agency (GNMA/FNMA/FHLMC)	6.25%		7/1/2054	AA+		3,800,000	4,150,530
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	3.25%		11/1/2052	AA+		2,645,000	2,569,621
North Carolina Housing Finance Agency (GNMA/FNMA/FHLMC)	6.25%		1/1/2055	AA+		5,500,000	6,004,749
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(d)	5,000,000	5,204,446

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Washington State Housing Finance Commission	3.50%	12/20/2035	BBB+	$4,789,944	$4,444,972
Total					61,868,159

Lease Obligations 2.00%
Illinois Sports Facilities Authority (AGM)	5.00%	6/15/2027	AA	3,000,000	3,000,555
Indiana Finance Authority-Marion County Capital Improvement Board	5.25%	2/1/2029	AA+	2,500,000	2,553,108
Michigan State Building Authority	5.00%	4/15/2034	Aa2	6,525,000	6,678,366
New Jersey Economic Development Authority-New Jersey Economic Development Authority†	5.25%	9/1/2027	A-	24,555,000	26,207,615
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%	6/15/2033	A2	7,215,000	7,817,791
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%	6/15/2034	A2	13,645,000	14,791,085
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2025	A2	5,085,000	5,177,886
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2034	A2	3,000,000	3,199,114
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2035	A2	4,925,000	5,026,250
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2035	A2	1,000,000	1,066,371
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2036	A2	1,320,000	1,392,027
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2042	A2	1,400,000	1,492,920
New Jersey Transportation Trust Fund Authority	3.25%	6/15/2039	A2	2,000,000	1,858,288
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2035	A2	3,750,000	3,913,090
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2036	A2	2,770,000	2,869,241

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+	$3,000,000	$3,101,589
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,481,040
Redevelopment Authority of the City of Philadelphia PA	5.00%		4/15/2028	A1	4,380,000	4,442,063
Total						97,068,399

Multi-Family Housing 0.06%
Illinois Housing Development Authority-South Shore IL Preservation LP (FHA)	4.00%	#(a)	6/1/2026	Aaa	2,700,000	2,696,862

Other Revenue 3.84%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	12,675,000	12,724,146
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY	5.00%		7/15/2024	Ba1	3,550,000	3,565,423
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	7,600,000	7,729,808
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY (AGM)	4.00%		7/15/2029	AA	1,500,000	1,512,247
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.00%		12/1/2033	BB+	2,000,000	2,058,480
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.25%		12/1/2038	BB+	1,650,000	1,681,967
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	17,004,637	10,011,480
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2034	AA	2,000,000	2,240,025
Illinois Finance Authority-Field Museum Natural of History	4.938% (SOFR * .70 + 1.20%	)#	11/1/2034	A	10,190,000	10,166,809
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group†	5.00%		7/1/2035	NR	5,000,000	5,023,092
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	30,995,000	31,115,893
Maricopa County Industrial Development Authority-Legacy Traditional School Obligated Group AZ†	5.00%		7/1/2039	BB+	2,055,000	2,069,923
Maricopa County Industrial Development Authority-Paragon Management Inc AZ†	5.00%		7/1/2036	BB+	2,500,000	2,523,600

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	$700,000	$420,000	(c)
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	3,130,000	3,346,822
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	2.00%	#(a)	5/15/2045	AA+	5,000,000	4,988,770
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2036	AA+	5,750,000	6,760,506
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2037	AA+	5,000,000	5,819,706
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2038	AA+	6,400,000	7,391,340
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		5/15/2039	AA+	4,750,000	5,323,163
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2041	AA+	9,000,000	10,166,581
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2039	AA+	13,050,000	15,306,013
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2040	AA+	11,000,000	12,769,734
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2042	AA+	10,000,000	11,467,713
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	10,180,000	10,114,355
Total						186,297,596

Power 0.39%
Energy Northwest-Bonneville Power Administration WA	5.00%		7/1/2038	Aa1	14,000,000	16,083,690
York County Economic Development Authority-Virginia Electric and Power Co	3.65%	#(a)	5/1/2033	A2	3,000,000	2,998,334
Total						19,082,024

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Pre-Refunded 0.00%
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	4.00%	2/15/2034	NR	$15,000	$15,468

Single-Family Housing 0.20%
Pennsylvania Housing Finance Agency	5.50%	10/1/2053	AA+	9,410,000	9,918,199

Special Tax 1.88%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	1,250,000	1,276,390
Allentown Neighborhood Improvement Zone Development Authority PA†	5.375%	5/1/2042	NR	5,500,000	5,409,385
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	1,860,000	1,948,257
County of Orange CA Community Facilities District No 2015-1	5.00%	8/15/2033	NR	1,370,000	1,395,957
County of Orange CA Community Facilities District No 2015-1	5.00%	8/15/2035	NR	975,000	992,320
Emeryville Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2025	AA	2,650,000	2,668,735
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,955,000	3,274,677
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	3,000,000	2,303,751
Lakewood Ranch Stewardship District FL	6.125%	5/1/2043	NR	2,250,000	2,383,139
Miami World Center Community Development District FL	4.75%	11/1/2027	NR	750,000	764,317
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	1,250,000	1,153,655
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2033	AA	1,750,000	1,689,217
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2034	AA	1,000,000	960,622
New York City Industrial Development Agency-Yankee Stadium LLC NY (AGM)	3.00%	3/1/2036	AA	5,500,000	5,169,227
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	545,000	541,258
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	871,195
River Islands Public Financing Authority CA Special Tax (AGM)	5.00%	9/1/2042	AA	4,000,000	4,383,570

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
State of Connecticut Special Tax Revenue	4.00%		9/1/2034	AA	$8,075,000	$8,171,180
State of Connecticut Special Tax Revenue	5.00%		10/1/2030	AA	9,000,000	9,832,590
State of Connecticut Special Tax Revenue	5.00%		7/1/2036	AA	5,000,000	5,894,341
State of Connecticut Special Tax Revenue	5.00%		7/1/2037	AA	6,000,000	7,000,613
State of Connecticut Special Tax Revenue	5.00%		7/1/2038	AA	5,000,000	5,787,751
Village Community Development District No. 12 FL	3.25%		5/1/2026	NR	2,270,000	2,261,508
Village Community Development District No. 12 FL	3.80%		5/1/2028	NR	1,660,000	1,671,636
Village Community Development District No. 12 FL	4.00%		5/1/2033	NR	1,815,000	1,836,776
Village Community Development District No. 13 FL	1.80%		5/1/2026	NR	535,000	516,168
Village Community Development District No. 13 FL	2.85%		5/1/2036	NR	1,835,000	1,632,725
Village Community Development District No. 13 FL	3.00%		5/1/2029	NR	475,000	462,297
Village Community Development District No. 13 FL†	3.00%		5/1/2035	NR	3,350,000	3,095,047
Village Community Development District No. 13 FL†	3.25%		5/1/2040	NR	4,185,000	3,705,427
Village Community Development District No. 13 FL	3.375%		5/1/2034	NR	2,460,000	2,401,946
Total						91,455,677

Tax Revenue 3.08%
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	5,675,000	6,031,306
City of Sparks NV†	2.75%		6/15/2028	Baa2	1,785,000	1,717,432
Clear Creek Independent School District TX GO (PSF-GTD)	0.28%	#(a)	2/15/2038	AAA	4,930,000	4,859,158
County of Cook Sales Tax Revenue IL	4.00%		11/15/2034	AA-	3,750,000	3,859,245
County of Cook Sales Tax Revenue IL	5.25%		11/15/2036	AA-	10,000,000	10,588,443
Metropolitan Atlanta Rapid Transit Authority GA	5.00%		7/1/2032	AAA	5,000,000	5,228,844
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2041	A2	9,000,000	10,064,530
New York City Transitional Finance Authority Building Aid Revenue NY	5.25%		7/15/2036	AA	11,700,000	12,722,795
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.00%		11/1/2037	AAA	2,500,000	2,301,748

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York City Transitional Finance Authority NY	5.00%	11/1/2038	AAA	$5,000,000	$5,784,311
New York City Transitional Finance Authority NY	5.00%	5/1/2039	AAA	5,000,000	5,745,377
New York City Transitional Finance Authority NY	5.50%	5/1/2044	AAA	8,500,000	9,832,389
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2041	Aa1	14,900,000	16,820,860
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2042	Aa1	10,250,000	11,501,392
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	5.00%	3/15/2035	Aa1	5,000,000	5,829,994
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	1,616,000	1,325,666
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	1,774,000	1,342,116
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	11,643,000	8,079,848
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	5,223,000	5,230,533
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	12,051,000	12,068,380
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	81,000	78,270
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	268,000	270,663
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	1,967,000	1,966,863
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	1,092,000	1,089,271
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	4,974,000	4,994,381
Total					149,333,815

Taxable Revenue-Water & Sewer 0.59%
City of Chicago Waterworks Revenue IL (AGM)	5.00%	11/1/2036	AA	1,500,000	1,695,689

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Taxable Revenue-Water & Sewer (continued)
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2037	AA	$1,000,000	$1,121,189
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2038	AA	1,500,000	1,670,579
New Jersey Economic Development Authority-New Jersey-American Water Co Inc AMT	3.75%	#(a)	11/1/2034	A+	5,500,000	5,492,015
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2036	AA	6,750,000	7,841,071
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2037	AA	4,750,000	5,485,932
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2038	AA	4,500,000	5,139,519
Total						28,445,994

Tobacco 1.03%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR	16,155,000	15,300,636
Iowa Tobacco Settlement Authority	4.00%		6/1/2049	BBB+	6,105,000	6,164,375
Nassau County Tobacco Settlement Corp. NY	Zero Coupon		6/1/2060	NR	35,000,000	2,280,320
Northern Tobacco Securitization Corp. AK	4.00%		6/1/2037	A-	1,500,000	1,530,668
Northern Tobacco Securitization Corp. AK	4.00%		6/1/2050	BBB-	1,310,000	1,326,243
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BBB-	9,600,000	9,765,245
Tobacco Settlement Financing Corp. NJ	5.25%		6/1/2046	BBB+	5,100,000	5,318,114
Tobacco Settlement Financing Corp. RI	5.00%		6/1/2027	A	2,500,000	2,541,428
Tobacco Settlement Financing Corp. RI	5.00%		6/1/2028	BBB	2,000,000	2,034,639
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-	3,690,000	3,495,949
Total						49,757,617

Transportation 18.17%
Alameda Corridor Transportation Authority CA (AGM)	5.00%		10/1/2034	AA	3,650,000	3,820,010
Allegheny County Airport Authority PA (AGM) AMT	5.25%		1/1/2036	AA	1,000,000	1,138,434
Allegheny County Airport Authority PA (AGM) AMT	5.25%		1/1/2037	AA	350,000	394,922
Allegheny County Airport Authority PA (AGM) AMT	5.25%		1/1/2038	AA	350,000	391,418
Allegheny County Airport Authority PA (AGM) AMT	5.25%		1/1/2039	AA	1,000,000	1,109,965

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2040	AA		$1,105,000	$1,219,310
Allegheny County Airport Authority PA (AGM) AMT	5.50%	1/1/2041	AA		750,000	842,435
Allegheny County Airport Authority PA (AGM) AMT	5.50%	1/1/2042	AA		680,000	760,790
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	6/30/2031	BB+	(d)	3,250,000	3,258,007
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2036	BB+	(d)	3,215,000	3,218,296
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2037	BB+	(d)	7,000,000	7,000,442
Central Florida Expressway Authority	4.00%	7/1/2037	A+		7,380,000	7,432,143
Central Texas Regional Mobility Authority	5.00%	1/1/2025	A-		7,500,000	7,519,918
Central Texas Regional Mobility Authority	5.00%	1/1/2030	A		800,000	816,761
Central Texas Regional Mobility Authority	5.00%	1/1/2031	A		1,675,000	1,710,094
Central Texas Regional Mobility Authority	5.00%	1/1/2032	A		2,000,000	2,041,903
Central Texas Turnpike System	5.00%	8/15/2025	A-		2,250,000	2,258,508
Central Texas Turnpike System	5.00%	8/15/2026	A-		2,500,000	2,508,456
Central Texas Turnpike System	5.00%	8/15/2027	A-		3,300,000	3,312,524
Central Texas Turnpike System	5.00%	8/15/2028	A-		3,705,000	3,720,206
Central Texas Turnpike System	5.00%	8/15/2033	A-		7,650,000	7,681,997
Chicago Midway International Airport IL	4.00%	1/1/2034	A		2,175,000	2,190,591
Chicago Midway International Airport IL AMT	5.00%	1/1/2026	A		4,605,000	4,605,119
Chicago Midway International Airport IL AMT	5.00%	1/1/2031	A		2,000,000	2,037,670
Chicago Midway International Airport IL AMT	5.00%	1/1/2037	A		5,225,000	5,780,424
Chicago Midway International Airport IL AMT	5.00%	1/1/2038	A		4,000,000	4,385,575
Chicago O’Hare International Airport IL	4.00%	1/1/2038	A+		6,820,000	6,965,064
Chicago O’Hare International Airport IL	5.00%	1/1/2031	A+		6,500,000	6,573,773
Chicago O’Hare International Airport IL	5.00%	1/1/2039	A+		16,750,000	17,320,805
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2036	AA		2,000,000	2,237,718
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2037	AA		1,330,000	1,474,815

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2038	AA		$1,785,000	$1,963,083
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2039	AA		1,190,000	1,320,858
City & County of Denver Airport System Revenue CA AMT	5.00%	12/1/2028	A+		16,500,000	17,669,388
City & County of Denver Airport System Revenue CO AMT	5.00%	12/1/2035	A+		5,000,000	5,311,284
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2033	AA-		8,365,000	9,804,453
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2034	AA-		3,500,000	4,159,207
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2035	AA-		3,250,000	3,846,834
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2037	AA-		2,000,000	2,328,571
City of Atlanta Airport Passenger Facility Charge GA AMT	4.00%	7/1/2037	AA-		4,150,000	4,166,915
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2036	Aa3		7,600,000	8,524,500
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2037	Aa3		3,750,000	4,177,647
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2038	Aa3		2,750,000	3,040,595
City of Atlanta Airport Passenger Facility Charge GA AMT	5.25%	7/1/2041	Aa3		6,000,000	6,678,707
City of Houston Airport System Revenue-United Airlines Inc TX AMT	4.75%	7/1/2024	BB-		2,390,000	2,394,166
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%	7/15/2027	BB-	(d)	1,000,000	1,016,882
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2035	AA		8,005,000	9,030,597
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2036	AA		2,850,000	3,191,895
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2037	AA		2,000,000	2,218,089
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2038	AA		2,000,000	2,201,441
City of Houston Airport System Revenue TX (AGM) AMT	5.25%	7/1/2039	AA		5,200,000	5,799,221

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Houston Airport System Revenue TX (AGM) AMT	5.25%		7/1/2040	AA	$5,000,000	$5,541,931
City of Houston Airport System Revenue TX (AGM) AMT	5.25%		7/1/2041	AA	5,000,000	5,516,329
City of Los Angeles Department of Airports CA AMT	5.00%		5/15/2034	AA	6,000,000	6,699,893
City of Philadelphia Airport Revenue PA AMT	5.00%		7/1/2032	A2	3,660,000	4,013,457
City of Phoenix Civic Improvement Corp. AZ	5.00%		7/1/2036	Aa3	5,000,000	5,282,914
City of Salt Lake City Airport Revenue UT AMT	5.00%		7/1/2029	A+	3,000,000	3,175,760
City of Salt Lake City Airport Revenue UT AMT	5.00%		7/1/2030	A+	2,275,000	2,375,798
City of Salt Lake City Airport Revenue UT AMT	5.00%		7/1/2031	A+	3,000,000	3,132,808
City of Salt Lake City Airport Revenue UT AMT	5.00%		7/1/2034	A+	14,645,000	15,484,421
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2036	A+	1,500,000	1,709,386
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2037	A+	2,325,000	2,623,892
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2039	A+	3,000,000	3,345,704
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2041	A+	4,425,000	4,881,952
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2042	A+	3,500,000	3,845,389
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2027	A1	5,145,000	5,165,610
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2028	A1	3,500,000	3,515,713
Dallas Fort Worth International Airport TX	5.00%		11/1/2038	A+	3,000,000	3,402,407
Dallas Fort Worth International Airport TX	5.00%		11/1/2039	A+	2,750,000	3,140,433
Delaware River Joint Toll Bridge Commission PA	5.00%		7/1/2030	A+	1,920,000	2,047,887
E-470 Public Highway Authority CO	3.908% (SOFR * .67 + 0.35%	)#	9/1/2039	A+	1,690,000	1,687,278
Illinois State Toll Highway Authority	5.00%		1/1/2027	AA-	1,000,000	1,000,000
Illinois State Toll Highway Authority	5.00%		1/1/2028	AA-	2,535,000	2,535,000

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Illinois State Toll Highway Authority	5.00%	1/1/2038	AA-	$11,000,000	$12,836,756
Illinois State Toll Highway Authority	5.00%	1/1/2039	AA-	4,400,000	5,094,518
Kansas City Industrial Development Authority MO AMT	5.00%	3/1/2036	A2	5,000,000	5,282,646
Kansas City Industrial Development Authority MO AMT	5.00%	3/1/2038	A2	6,205,000	6,486,360
Maryland Economic Development Corp.-City of Baltimore Port Covington Development District Tax Allocation	4.00%	9/1/2040	NR	5,000,000	4,535,226
Maryland Economic Development Corp.-CONSOL Marine Terminals LLC	5.75%	9/1/2025	BB	3,000,000	3,019,856
Metropolitan Nashville Airport Authority TN AMT	5.25%	7/1/2034	A1	1,250,000	1,422,410
Metropolitan Nashville Airport Authority TN AMT	5.25%	7/1/2035	A1	2,595,000	2,942,620
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2036	A1	1,000,000	1,152,080
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2037	A1	1,250,000	1,427,458
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2038	A1	1,500,000	1,701,374
Metropolitan Transportation Authority NY	5.00%	11/15/2033	A-	4,025,000	4,293,538
Metropolitan Transportation Authority NY	5.00%	11/15/2035	A-	5,000,000	5,109,013
Metropolitan Transportation Authority NY	5.00%	11/15/2035	A-	4,130,000	4,220,045
Metropolitan Transportation Authority NY	5.25%	11/15/2030	A-	6,540,000	6,720,548
Metropolitan Transportation Authority NY	5.25%	11/15/2035	A-	7,500,000	7,523,260
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2036	AA-	2,175,000	2,415,340
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2037	AA-	2,335,000	2,570,816
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2038	AA-	1,860,000	2,034,506
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.25%	10/1/2039	AA-	4,305,000	4,790,319
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.125%	1/1/2034	BBB+	5,010,000	5,012,414
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2039	A2	6,000,000	6,109,078
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	6,275,000	6,495,446

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2		$10,000,000	$11,469,863
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2		2,500,000	2,889,203
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2035	A2		2,250,000	2,589,423
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2		4,250,000	4,831,124
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2		4,000,000	4,600,697
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2		1,000,000	1,129,272
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2		2,000,000	2,271,296
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2039	A2		3,000,000	3,383,861
New Jersey Turnpike Authority	5.00%	1/1/2031	AA-		5,000,000	5,066,934
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.50%	6/30/2038	Baa3		1,000,000	1,113,209
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	6.00%	6/30/2054	Baa3		17,000,000	18,851,298
New York State Dormitory Authority-New York State Thruway Authority	4.00%	1/1/2038	A+		13,000,000	13,525,070
New York State Thruway Authority-New York State Thruway Authority	4.00%	1/1/2037	A+		11,770,000	12,385,159
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%	10/1/2030	Baa3		4,225,000	4,246,628
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa3		29,000,000	31,690,930
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa3		30,000,000	34,080,216
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%	10/31/2034	BBB-	(d)	750,000	741,880
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%	10/31/2041	BBB-	(d)	3,000,000	2,744,540
New York Transportation Development Corp.-JFK International Air Terminal LLC	5.00%	12/1/2034	Baa1		2,000,000	2,195,491

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%		12/1/2024	Baa1	$2,000,000	$2,008,851
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%		7/1/2032	Baa2	3,000,000	2,913,541
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa2	6,480,000	6,272,165
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.00%		7/1/2034	Baa2	2,250,000	2,252,698
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2027	A3	3,185,000	3,185,488
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2030	A3	365,000	386,092
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2031	A3	300,000	317,351
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2032	A3	775,000	819,534
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2034	A3	865,000	914,130
Norman Y Mineta San Jose International Airport SJC CA	5.00%		3/1/2028	A	1,655,000	1,661,103
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%		3/1/2035	A	1,500,000	1,557,107
North Carolina Turnpike Authority	5.00%		1/1/2032	BBB	1,000,000	1,038,460
North Carolina Turnpike Authority (AGM)	4.00%		1/1/2037	AA	12,895,000	13,185,038
North Carolina Turnpike Authority (AGM)	4.00%		1/1/2038	AA	9,000,000	9,156,871
North Carolina Turnpike Authority (AGM)	5.00%		1/1/2031	AA	1,000,000	1,053,099
North Texas Tollway Authority	4.125%		1/1/2040	AA-	5,000,000	5,107,810
North Texas Tollway Authority	5.00%		1/1/2025	AA-	5,000,000	5,015,737
North Texas Tollway Authority	5.00%		1/1/2036	AA-	5,000,000	5,122,269
Pennsylvania Turnpike Commission Registration Fee Revenue	3.64% (MUNIPSA * 1 + 0.85%	)#	7/15/2041	AA-	25,000,000	25,014,012
Port Authority of New York & New Jersey	5.00%		11/15/2036	AA-	5,000,000	5,346,867
Port Authority of New York & New Jersey	5.00%		12/1/2036	AA-	2,750,000	3,228,672
Port Authority of New York & New Jersey	5.00%		12/1/2037	AA-	2,250,000	2,617,349
Port Authority of New York & New Jersey	5.00%		12/1/2038	AA-	2,500,000	2,888,008
Port Authority of New York & New Jersey	5.00%		12/1/2039	AA-	3,250,000	3,743,888
Port Authority of New York & New Jersey AMT	3.00%		10/1/2027	AA-	6,405,000	6,207,120

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	4.00%	11/1/2034	AA-	$13,705,000	$14,050,148
Port Authority of New York & New Jersey AMT	4.00%	7/15/2037	AA-	2,000,000	2,018,118
Port Authority of New York & New Jersey AMT	5.00%	7/15/2034	AA-	10,000,000	11,336,812
Port Authority of New York & New Jersey AMT	5.00%	7/15/2035	AA-	6,250,000	7,051,868
Port Authority of New York & New Jersey AMT	5.00%	1/15/2036	AA-	2,000,000	2,238,095
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	AA-	4,000,000	4,479,685
Port Authority of New York & New Jersey AMT	5.00%	12/1/2036	AA-	1,750,000	1,959,111
Port Authority of New York & New Jersey AMT	5.00%	1/15/2037	AA-	2,000,000	2,217,705
Port Authority of New York & New Jersey AMT	5.00%	7/15/2037	AA-	3,250,000	3,604,477
Port Authority of New York & New Jersey AMT	5.00%	12/1/2037	AA-	2,250,000	2,495,905
Port Authority of New York & New Jersey AMT	5.00%	1/15/2038	AA-	1,000,000	1,098,224
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	AA-	4,500,000	4,946,229
Port Authority of New York & New Jersey AMT	5.00%	12/1/2038	AA-	2,000,000	2,199,936
Port Authority of New York & New Jersey AMT	5.00%	1/15/2039	AA-	1,500,000	1,634,222
Port Authority of New York & New Jersey AMT	5.00%	7/15/2039	AA-	5,250,000	5,742,145
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2037	AA-	2,420,000	2,570,760
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2037	AA-	4,000,000	4,436,178
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2038	AA-	3,250,000	3,436,459
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2039	AA-	3,330,000	3,511,452
Port of Portland Airport Revenue OR AMT	5.25%	7/1/2039	AA-	3,500,000	3,903,322
Port of Seattle WA	4.00%	6/1/2038	AA-	2,700,000	2,763,855
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2037	A+	4,065,000	4,314,501

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2037	A1	$10,000,000	$11,574,124
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2038	A1	14,815,000	17,015,868
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2039	A1	10,000,000	11,425,151
San Joaquin Hills Transportation Corridor Agency CA	4.00%	1/15/2034	A	3,130,000	3,336,619
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2026	AA	1,250,000	1,280,008
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2027	AA	2,000,000	2,069,486
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2029	AA	3,500,000	3,629,921
State of Alaska International Airports System	5.00%	10/1/2034	Aa3	5,000,000	5,117,758
State of Connecticut Special Tax Revenue	4.00%	5/1/2039	AA	10,000,000	10,309,912
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2031	AA-	1,275,000	1,353,790
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2033	AA-	3,300,000	3,502,220
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2034	AA-	2,000,000	2,121,118
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.375%	6/30/2038	Baa1	2,500,000	2,694,155
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.50%	6/30/2040	Baa1	2,000,000	2,153,534
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2033	AA-	6,175,000	6,181,697
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%	1/1/2034	BBB	5,100,000	5,556,916
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%	7/1/2036	BBB	11,165,000	12,031,710
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%	1/1/2036	BBB	2,500,000	2,703,759
Wayne County Airport Authority-Detroit Metropolitan Wayne County Airport MI	5.00%	12/1/2035	A1	3,565,000	3,647,110

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Wayne County Airport Authority-Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2026	A1	$1,590,000	$1,614,261
Wayne County Airport Authority-Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2027	A1	2,000,000	2,035,100
Total						882,074,793

Utilities 15.19%
Amelia County Industrial Development Authority-Waste Management Inc VA AMT	1.45%		4/1/2027	A-	2,500,000	2,295,672
American Municipal Power, Inc.-Prairie St Energy Campus OH	5.00%		2/15/2037	A1	10,750,000	12,427,837
American Municipal Power, Inc.-Prairie St Energy Campus OH	5.00%		2/15/2038	A1	10,000,000	11,514,639
American Municipal Power, Inc.-Prairie St Energy Campus OH	5.00%		2/15/2039	A1	7,000,000	7,981,989
Bartow County Development Authority-Georgia Power Co	2.875%	#(a)	8/1/2043	BBB+	6,500,000	6,359,682
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	23,270,000	23,386,166
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	20,680,000	20,472,968
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	8,125,000	8,787,281
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	8,800,000	9,471,896
California Pollution Control Financing Authority-Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	5,000,000	5,207,352
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%		7/1/2037	Baa3	5,570,000	5,576,863
Central Plains Energy Project NE	2.50%	#(a)	12/1/2049	Aa1	8,650,000	8,459,750
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2	7,500,000	7,935,306
Chautauqua County Capital Resource Corp.-NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	7,250,000	7,330,610
City & County Honolulu Wastewater System Revenue CI	4.00%		7/1/2035	Aa2	15,500,000	15,504,354
City of Chicago Wastewater Transmission Revenue IL	5.00%		1/1/2029	A+	4,335,000	4,513,928
City of Chicago Wastewater Transmission Revenue IL	5.00%		1/1/2030	A+	6,500,000	6,764,433

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2035	AA	$5,000,000	$5,291,967
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2039	AA+	1,250,000	1,422,654
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2040	AA+	875,000	991,077
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2041	AA+	1,500,000	1,692,202
City of Osceola-Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	16,450,000	16,453,890
City of San Antonio Electric & Gas Systems Revenue TX	5.25%		2/1/2040	Aa2	8,550,000	9,735,334
City of Seattle Municipal Light & Power Revenue WA	3.89% (MUNIPSA * 1 + 0.25%	)#	5/1/2045	AA	5,000,000	4,876,259
County of Jefferson Sewer Revenue AL	5.25%		10/1/2040	BBB+	11,750,000	13,122,221
County of Jefferson Sewer Revenue AL	5.25%		10/1/2041	BBB+	11,665,000	12,946,156
County of Trimble-Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	6,750,000	6,812,552
County of Washoe-Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	5,500,000	5,588,042
Delaware State Economic Development Authority-NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	7,500,000	7,052,584
Delaware State Economic Development Authority-NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	20,300,000	19,088,993
Development Authority of Appling County-Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,206,480
Development Authority of Burke County-Georgia Power Co	2.20%		10/1/2032	BBB+	1,000,000	828,317
Development Authority of Monroe County-Georgia Power Co	3.875%	#(a)	10/1/2048	BBB+	8,750,000	8,811,820
Development Authority of Monroe County-Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,809,720
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	3,400,000	3,763,530
Energy Southeast A Cooperative District AL	5.764% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,029,951
Grand River Dam Authority OK	5.00%		6/1/2038	AA-	3,350,000	3,809,450
Grand River Dam Authority OK	5.00%		6/1/2039	AA-	3,500,000	3,942,835

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Guam Government Waterworks Authority	5.00%		7/1/2029	A-	$1,000,000	$1,002,647
Illinois Municipal Electric Agency	5.00%		2/1/2032	A1	3,900,000	3,956,080
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	5,935,000	5,860,691
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	18,770,000	18,769,657
Kentucky Public Energy Authority	5.00%	#(a)	5/1/2055	A2	12,500,000	13,234,391
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,866,073
Long Beach Bond Finance Authority CA	5.161% (3 mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A1	4,000,000	4,006,247
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	6,000,000	5,723,280
Long Island Power Authority NY	1.65%	#(a)	9/1/2049	A	9,500,000	9,384,162
Long Island Power Authority NY	5.00%	#(a)	9/1/2052	A	8,000,000	8,390,626
Louisiana Local Government Environmental Facilities & Community Development Authority-East Baton Rouge Sewerage Commission	0.875%	#(a)	2/1/2046	A+	16,000,000	15,531,000
Lower Colorado River Authority TX (AGM)	5.00%		5/15/2036	AA	7,175,000	8,106,188
Luzerne County Industrial Development Authority-Pennsylvania-American Water Co AMT	2.45%	#(a)	12/1/2039	A+	4,000,000	3,626,615
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	58,250,000	56,695,273
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	30,235,000	30,067,813
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	19,240,000	20,162,612
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2053	Aa1	10,000,000	10,688,062
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	Aa1	5,000,000	5,370,828
Maricopa County Pollution Control Corp.-El Paso Electric Co AZ	3.60%		2/1/2040	Baa2	5,085,000	4,530,492
Maricopa County Pollution Control Corp.-El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	3,870,000	3,445,129
Michigan Finance Authority-Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2034	A+	4,200,000	4,239,351
Michigan Finance Authority-Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2035	A+	1,925,000	1,940,937
Montgomery County Industrial Development Authority-Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+	9,000,000	9,244,093
Northern California Energy Authority(e)	5.00%	#(a)	12/1/2054	Aa3	16,000,000	17,115,269
Patriots Energy Group Financing Agency SC	5.25%	#(a)	2/1/2054	Aa1	10,000,000	10,841,687
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	16,069,965

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Pennsylvania Economic Development Financing Authority-Waste Management Inc AMT	1.10%	#(a)	6/1/2031	A-		$5,000,000	$4,636,963
Philadelphia Gas Works Co. PA	5.00%		8/1/2026	A		1,000,000	1,015,289
Philadelphia Gas Works Co. PA	5.00%		8/1/2027	A		1,000,000	1,015,680
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		10,955,000	10,448,326
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2024	NR		3,430,000	3,440,019
Puerto Rico Electric Power Authority (AGM)	4.266% (3 mo. Term SOFR * .67 + 0.52%	)#	7/1/2029	AA		5,720,000	5,406,713	(c)
Salt Verde Financial Corp. AZ	5.50%		12/1/2029	A3		5,100,000	5,464,250
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3		10,000,000	10,698,516
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,339,079
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		15,000,000	16,037,797
Tennessee Energy Acquisition Corp.	5.25%		9/1/2024	A2		8,940,000	8,974,339
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(d)	5,000,000	5,063,615
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1		7,680,000	7,972,017
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A1		34,760,000	37,635,670
Texas Municipal Power Agency (AGM)	3.00%		9/1/2034	AA		1,470,000	1,411,442
Texas Municipal Power Agency (AGM)	3.00%		9/1/2036	AA		5,250,000	4,905,309
Texas Water Development Board-State Water Implementation Revenue Fund for Texas	5.00%		10/15/2036	AAA		2,450,000	2,868,849
Texas Water Development Board-State Water Implementation Revenue Fund for Texas	5.00%		10/15/2038	AAA		5,000,000	5,745,147
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2032	A-	(d)	500,000	533,535
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2033	A-	(d)	900,000	956,536
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2037	A-	(d)	675,000	706,671
Total							737,411,690
Total Municipal Bonds (cost $4,778,197,834)							4,801,744,666

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2024

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.96%

VARIABLE RATE DEMAND NOTES 0.96%

General Obligation 0.67%
City of New York NY GO	4.000%	4/1/2024	4/1/2042	AA	$9,655,000	$9,655,000
City of New York NY GO	4.000%	4/1/2024	10/1/2046	AA	3,900,000	3,900,000
City of New York NY GO	4.250%	4/1/2024	4/1/2042	AA	18,880,000	18,880,000
Total						32,435,000

Utilities 0.29%
Development Authority of Appling County-Georgia Power Co	4.350%	4/1/2024	9/1/2041	BBB+	2,130,000	2,130,000
New York City Municipal Water Finance Authority NY	3.900%	4/1/2024	6/15/2045	AA+	12,000,000	12,000,000
Total						14,130,000
Total Short-Term Investments (cost $46,565,000)						46,565,000
Total Investments in Securities 99.89% (cost $4,824,762,834)						4,848,309,666
Other Assets and Liabilities – Net 0.11%						5,121,781
Net Assets 100.00%						$4,853,431,447

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
FHA	Insured by–Federal Housing Administration.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by-Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $335,593,649, which represents 6.91% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2024

(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis (See Note 2(g)).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$567,194,219	$5,266,000	$572,460,219
Education	–	321,994,223	991,079	322,985,302
Health Care	–	607,113,268	2,305,998	609,419,266
Housing	–	58,164,101	3,704,058	61,868,159
Other Revenue	–	185,877,596	420,000	186,297,596
Utilities	–	732,004,977	5,406,713	737,411,690
Remaining Industries	–	2,311,302,434	–	2,311,302,434
Short-Term Investments
Variable Rate Demand Notes	–	46,565,000	–	46,565,000
Total	$–	$4,830,215,818	$18,093,848	$4,848,309,666

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.37%

MUNICIPAL BONDS 101.37%

Building & Construction 0.26%
Virginia College Building Authority	4.00%		2/1/2043	AA+	$11,000,000	$11,142,894

Corporate-Backed 8.27%
Arkansas Development Finance Authority-Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2	11,000,000	10,900,886
Arkansas Development Finance Authority-United States Steel Corp AMT	5.45%		9/1/2052	BB-	3,500,000	3,577,629
Arkansas Development Finance Authority-US Steel Corp AMT	5.70%		5/1/2053	BB-	4,600,000	4,778,703
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	5,300,000	5,329,130
California Municipal Finance Authority-Waste Management Inc AMT	4.80%	#(a)	11/1/2041	A-	5,250,000	5,264,547
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3	18,025,000	18,036,491
California Pollution Control Financing Authority-Waste Management Inc AMT	4.30%		7/1/2040	A-	2,575,000	2,588,848
Chandler Industrial Development Authority-Intel Corp AZ AMT	4.10%	#(a)	12/1/2037	A-	3,500,000	3,519,861
Chandler Industrial Development Authority-Intel Corp AZ AMT	5.00%	#(a)	9/1/2052	A-	11,000,000	11,337,966
City of Farmington-Public Service Co of New Mexico	3.90%	#(a)	6/1/2040	BBB	5,000,000	4,997,036
City of Valparaiso-Pratt Paper LLC IN AMT	7.00%		1/1/2044	NR	2,000,000	2,004,178
City of Whiting-BP Products North America Inc IN AMT	3.00%		11/1/2051	A1	6,165,000	4,736,433
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	4,500,000	4,593,510
Hoover Industrial Development Board-United States Steel Corp AL AMT	5.75%		10/1/2049	BB-	4,090,000	4,235,852
Indiana Finance Authority-United States Steel Corp	4.125%		12/1/2026	BB-	1,625,000	1,625,940
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	BBB-	6,140,000	6,117,290
Iowa Finance Authority-Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	4,795,000	5,009,161

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	BBB-	$22,000,000	$23,315,158
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%		12/1/2050	BBB-	24,985,000	26,385,549
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	3,600,000	3,664,022
Louisiana Local Government Environmental Facilities & Community Development Authority-Entergy Louisiana LLC	2.50%		4/1/2036	A	8,390,000	6,904,641
Love Field Airport Modernization Corp.-Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	2,855,000	2,855,410
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	855,000	513,000	(c)
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	5,250,000	5,251,830
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.875%		11/1/2042	B	5,000,000	4,493,728
New Hampshire Business Finance Authority-New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	5,000,000	5,013,494
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB-	6,750,000	6,765,042
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	9,490,000	9,491,168
New York Liberty Development Corp.	3.00%		11/15/2051	A+	11,795,000	8,959,803
New York Liberty Development Corp.-7 World Trade Center II LLC	3.00%		9/15/2043	Aaa	27,780,000	23,156,261
New York Liberty Development Corp.-7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	5,000,000	3,947,817
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+	3,000,000	2,903,134
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,025,697
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+	885,000	942,241
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+	3,000,000	3,172,403
Niagara Area Development Corp.-Covanta Holding Corp NY†	3.50%		11/1/2024	B	2,500,000	2,490,429
Niagara Area Development Corp.-Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	5,000,000	4,423,059

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Ohio Air Quality Development Authority-American Electric Power Co Inc AMT	2.10%	#(a)	4/1/2028	BBB	$6,495,000	$6,375,845
Ohio Air Quality Development Authority-American Electric Power Co Inc AMT	2.10%	#(a)	7/1/2028	BBB	5,000,000	4,908,272
Ohio Air Quality Development Authority-AMG Vanadium LLC AMT†	5.00%		7/1/2049	B-	8,360,000	7,675,122
Parish of St. James-NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	1,000,000	1,017,802
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB-	3,050,000	3,351,215
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB-	3,250,000	3,570,893
Parish of St. James-NuStar Logistics LP LA†	6.35%		7/1/2040	BB-	3,250,000	3,550,178
Parish of St. James-NuStar Logistics LP LA†	6.35%		10/1/2040	BB-	2,500,000	2,730,906
Parish of St. John the Baptist-Marathon Oil Corp LA	2.10%	#(a)	6/1/2037	BBB-	8,000,000	7,950,634
Parish of St. John the Baptist-Marathon Oil Corp LA	4.05%	#(a)	6/1/2037	BBB-	7,750,000	7,700,311
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	3,090,000	3,065,622
Port Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	3.00%		1/1/2050	NR	5,500,000	3,584,365
Port of Seattle Industrial Development Corp.-Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BB+	9,200,000	9,201,247
Public Finance Authority-Ameream LLC WI†	5.00%		12/1/2027	NR	1,455,000	1,370,187
Public Finance Authority-Ameream LLC WI†	6.50%		12/1/2037	NR	3,000,000	2,856,984
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	15,055,000	15,056,453
Selma Industrial Development Board-International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	2,000,000	1,979,242
South Carolina Jobs-Economic Development Authority-International Paper Co AMT	4.00%	#(a)	4/1/2033	BBB	5,250,000	5,266,999
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.50%		6/1/2035	NR	5,000,000	5,001,118
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	4.50%		5/1/2032	NR	3,185,700	3,203,685
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR	5,000,000	5,048,559

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Virginia Small Business Financing Authority-Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B		$910,000	$872,322
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR		4,900,000	3,724,000	(c)
West Virginia Economic Development Authority-Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB		3,000,000	3,063,540
Williamsburg Economic Development Authority VA-Provident Group-Williamsburg Properties LLC (AGM)	5.25%		7/1/2053	AA		2,500,000	2,740,179
Total							359,193,027

Education 8.61%
Brunswick City School District OH(d)	5.50%		12/1/2060	A1		11,000,000	11,920,124
Build NYC Resource Corp.-Kipp NYC Public Charter Schools NY	5.25%		7/1/2052	BBB-		4,000,000	4,132,230
California Educational Facilities Authority-Chapman University	5.00%		4/1/2045	A2		5,000,000	5,036,670
California Educational Facilities Authority-St Mary’s College of California	5.25%		10/1/2044	BBB-		600,000	634,244
California Educational Facilities Authority-St Mary’s College of California	5.50%		10/1/2053	BBB-		2,200,000	2,322,154
California School Finance Authority-Green Dot Public Schools Obligated Group†	5.00%		8/1/2045	BBB-		1,500,000	1,501,981
California School Finance Authority-Kipp SoCal Public Schools Obligated†	5.00%		7/1/2047	BBB		2,050,000	2,065,712
Camden County Improvement Authority-KIPP Cooper Norcross Obligated Group NJ	6.00%		6/15/2062	BBB		2,540,000	2,723,657
Capital Trust Agency, Inc.-Advantage Academy of Hillsborough Obligated Group FL	5.00%		12/15/2049	Baa3		1,000,000	960,123
Capital Trust Agency, Inc.-Advantage Academy of Hillsborough Obligated Group FL	5.00%		12/15/2054	Baa3		1,030,000	974,780
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%		4/1/2048	A	(e)	7,250,000	8,090,534
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%		4/1/2036	A	(e)	4,235,000	4,540,738
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%		4/1/2045	AA		2,500,000	2,662,965
Chicago Board of Education IL GO	4.00%		12/1/2047	BB+		15,510,000	13,894,444
Chicago Board of Education IL GO	5.00%		12/1/2044	BB+		1,750,000	1,759,451
City of Waltham MA GO	2.00%		10/15/2035	AA+		4,920,000	4,043,745

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
City of Waltham MA GO	2.00%	10/15/2036	AA+	$5,015,000	$4,018,930
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	6.00%	8/15/2038	Baa3	4,045,000	4,159,013
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	3.00%	8/15/2051	Aaa	5,750,000	4,184,586
Connecticut State Health & Educational Facilities Authority-Quinnipiac University	5.25%	7/1/2053	A-	15,000,000	15,992,298
Dutchess County Local Development Corp.-Bard College NY	5.00%	7/1/2045	BBB-	1,000,000	1,019,207
Florida Higher Educational Facilities Financial Authority-Nova Southeastern University Inc	5.00%	4/1/2033	A-	1,475,000	1,520,677
Florida Higher Educational Facilities Financial Authority-Nova Southeastern University Inc	5.00%	4/1/2036	A-	2,000,000	2,055,167
Hurst-Euless-Bedford Independent School District TX (PSF-GTD)	4.00%	8/15/2050	AAA	15,000,000	14,517,354
Illinois Finance Authority-Illinois Institute of Technology	4.00%	9/1/2037	Ba2	3,135,000	2,666,156
Illinois Finance Authority-Illinois Institute of Technology	4.00%	9/1/2039	Ba2	4,295,000	3,537,068
Illinois Finance Authority-Illinois Institute of Technology	5.00%	9/1/2040	Ba2	2,020,000	1,870,442
Illinois Finance Authority-University of Chicago	5.25%	5/15/2048	Aa2	7,500,000	8,274,701
Illinois Finance Authority-University of Chicago	5.25%	5/15/2054	Aa2	18,850,000	20,563,691
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2038	BBB+	2,730,000	2,865,257
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2039	BBB+	2,870,000	3,005,658
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2040	BBB+	3,535,000	3,685,108
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2047	BBB+	1,800,000	1,840,030

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Louisiana Public Facilities Authority-Loyola University New Orleans	5.25%	10/1/2053	Baa1	$21,000,000	$22,097,218
Louisiana Public Facilities Authority-Tulane University	4.00%	4/1/2050	A+	11,540,000	11,152,793
Massachusetts Development Finance Agency-Suffolk University	5.00%	7/1/2032	Baa2	3,750,000	3,895,334
Massachusetts Development Finance Agency-Suffolk University	5.00%	7/1/2033	Baa2	1,250,000	1,296,674
Massachusetts Development Finance Agency-Suffolk University	5.00%	7/1/2034	Baa2	1,600,000	1,657,378
Massachusetts Development Finance Agency-Trustees of Boston University	5.00%	10/1/2048	AA-	4,650,000	5,090,244
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd-Lipscomb University Obligated Group TN	5.25%	10/1/2058	BBB-	6,065,000	6,190,430
Miami-Dade County Educational Facilities Authority-University of Miami FL	5.00%	4/1/2053	A2	5,000,000	5,118,723
Middlesex County Improvement Authority-Rutgers The State University of New Jersey(d)	5.00%	8/15/2053	Aa3	15,000,000	16,321,049
Midland Independent School District TX (PSF-GTD)(f)	4.00%	2/15/2054	AAA	10,000,000	9,583,362
Montebello Unified School District CA GO (AGM)	5.50%	8/1/2047	AA	6,500,000	7,134,867
New Jersey Educational Facilities Authority	5.25%	9/1/2053	A2	2,100,000	2,295,918
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	A-	5,000,000	5,040,728
New York State Dormitory Authority-New School	4.00%	7/1/2047	A3	4,370,000	4,148,325
New York State Dormitory Authority-New School	4.00%	7/1/2052	A3	3,500,000	3,192,811
New York State Dormitory Authority-New York Institute of Technology NY	5.25%	7/1/2049	BBB	1,300,000	1,414,343
New York State Dormitory Authority-New York Institute of Technology NY	5.25%	7/1/2054	BBB	1,900,000	2,047,009
New York State Dormitory Authority-Touro College and University System Obligated Group	5.50%	1/1/2039	NR	2,450,000	2,460,433
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2042	BBB-	3,720,000	3,840,253

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2050	BBB-	$8,000,000	$8,110,143
Ohio Higher Educational Facility Commission(d)	5.25%		10/1/2053	AA-	11,500,000	12,657,812
Ohio Higher Educational Facility Commission-Oberlin College	5.25%		10/1/2053	AA-	2,680,000	2,950,058
Ohio State University	4.00%		12/1/2048	Aa1	5,350,000	5,269,080
Onondaga County Trust for Cultural Resources-Syracuse University NY	5.00%		12/1/2043	AA-	8,000,000	8,587,665
Private Colleges & Universities Authority-Savannah College of Art & Design Inc GA	4.00%		4/1/2044	A2	6,205,000	6,083,349
Public Finance Authority-Wingate University WI	5.25%		10/1/2038	BBB-	2,220,000	2,232,083
Public Finance Authority-Wingate University WI	5.25%		10/1/2043	BBB-	1,000,000	990,837
Rhode Island Health & Educational Building Corp.-Providence College	5.00%		11/1/2053	A	12,975,000	13,925,411
Town of Davie-Nova Southeastern University Inc FL	5.00%		4/1/2048	A-	3,000,000	3,055,063
University of Connecticut	5.25%		11/15/2047	Aa3	8,080,000	8,585,510
University of Illinois (AGM)	4.00%		4/1/2038	AA	4,965,000	5,006,412
University of North Carolina at Wilmington	5.00%		6/1/2037	A1	7,055,000	7,156,313
Vermont Educational & Health Buildings Financing Agency-President & Fellows of Middlebury College	4.00%		11/1/2050	AA	4,625,000	4,537,259
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.125%		7/1/2053	BBB	2,500,000	2,751,670
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	2,000,000	2,191,329
West Virginia Economic Development Authority-Wheeling Power Co AMT	3.00%	#(a)	6/1/2037	BBB+	2,800,000	2,735,826
Total						373,842,607

Energy 0.88%
Main Street Natural Gas, Inc. GA	5.00%		5/15/2038	A1	3,745,000	3,990,280
New Mexico Municipal Energy Acquisition Authority	5.00%	#(a)	11/1/2039	Aa1	10,000,000	10,124,264
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	23,635,000	24,203,053
Total						38,317,597

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Financial Services 0.12%
Massachusetts Educational Financing Authority AMT	4.125%		7/1/2046	BBB	$5,755,000	$5,095,680

General Obligation 16.36%
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	7,500,000	7,931,498
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	29,550,000	31,155,939
Chicago Board of Education IL GO	4.00%		12/1/2040	BB+	2,600,000	2,473,462
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	5,000,000	4,723,564
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	2,000,000	2,075,402
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	2,070,000	2,149,665
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,000,000	1,038,443
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	1,250,000	1,314,060
Chicago Board of Education IL GO	5.00%		12/1/2046	BB+	2,000,000	2,006,462
Chicago Board of Education IL GO	5.00%		12/1/2047	BB+	4,435,000	4,490,324
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	3,750,000	4,147,224
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	4,875,000	5,422,149
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	1,100,000	1,150,946
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	1,200,000	1,304,463
City of Chicago IL GO	4.00%		1/1/2032	BBB+	9,500,000	9,749,374
City of Chicago IL GO	5.00%		1/1/2026	BBB+	6,145,000	6,295,962
City of Chicago IL GO	5.50%		1/1/2034	BBB+	2,400,000	2,425,377
City of Chicago IL GO	5.50%		1/1/2037	BBB+	3,245,000	3,270,894
City of Chicago IL GO	5.50%		1/1/2039	BBB+	2,125,000	2,346,943
City of Chicago IL GO	5.50%		1/1/2040	BBB+	2,500,000	2,512,838
City of Chicago IL GO	5.50%		1/1/2042	BBB+	5,000,000	5,021,894
City of Chicago IL GO	5.50%		1/1/2049	BBB+	18,265,000	19,043,173
City of Chicago IL GO	6.00%		1/1/2038	BBB+	19,430,000	20,357,917
City of New York NY GO	5.00%		8/1/2051	AA	7,275,000	7,802,562
City of New York NY GO	5.25%		9/1/2043	AA	6,500,000	7,274,336
City of New York NY GO(f)	5.25%		4/1/2054	AA	8,500,000	9,331,923
City of New York NY GO	5.50%		5/1/2046	AA	2,675,000	3,008,106
City of New York NY GO TCRS (BAM)	3.00%		3/1/2051	AA	5,000,000	3,827,116
City of Philadelphia PA GO	5.00%		8/1/2036	A1	8,990,000	9,458,294
City of Philadelphia PA GO	5.00%		8/1/2037	A1	3,250,000	3,405,530
City of Phoenix Civic Improvement Corp. AZ	4.00%		7/1/2044	Aa3	7,450,000	7,353,153
Commonwealth of Massachusetts GO	5.00%		1/1/2054	AA+	7,740,000	8,322,153

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Pennsylvania GO	4.00%		3/1/2037	Aa3	$4,255,000	$4,350,465
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	1,633,589	946,257
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	5,201,407	5,034,563
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	15,000,000	13,812,912
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	5,160,996	5,265,612
County of Anne Arundel MD GO	3.00%		10/1/2044	AAA	7,415,000	6,157,925
County of Cook IL GO	5.00%		11/15/2030	A+	1,000,000	1,040,861
County of Cook IL GO	5.00%		11/15/2035	A+	1,000,000	1,032,232
County of Luzerne PA GO (AGM)	5.00%		11/15/2029	AA	4,215,000	4,286,897
County of Pasco-State of Florida Cigarette Tax Revenue (AGM)	5.75%		9/1/2054	AA	4,770,000	5,364,938
Forney Independent School District TX GO (PSF-GTD)	3.00%		2/15/2045	AAA	6,050,000	4,936,858
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2048	Baa2	5,000,000	5,126,900
Hudson Yards Infrastructure Corp. NY	4.00%		2/15/2044	AA	9,400,000	9,419,837
Irvine Unified School District-Community Facilities District No 01-1 CA Special Tax (BAM)	5.00%		9/1/2056	AA	500,000	514,548
King County Public Hospital District No. 4 WA GO	5.00%		12/1/2038	NR	5,000,000	5,013,403
Louisiana Stadium & Exposition District	5.00%		7/1/2048	A2	4,750,000	5,113,422
Louisiana Stadium & Exposition District	5.25%		7/1/2053	A2	15,715,000	17,129,040
Main Street Natural Gas, Inc. GA	5.00%		5/15/2027	A1	4,500,000	4,607,721
Main Street Natural Gas, Inc. GA	5.00%		5/15/2029	A1	2,940,000	3,063,619
Main Street Natural Gas, Inc. GA	5.00%	#(a)	6/1/2053	A3	25,965,000	27,365,272
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	2,000,000	2,209,738
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	3,980,000	4,383,831
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	4,000,000	4,374,291
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	5,000,000	5,451,054
Metropolitan Pier & Exposition Authority IL	4.00%		6/15/2050	A	25,900,000	23,792,553

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Metropolitan Pier & Exposition Authority IL (AGM)	4.00%	6/15/2050	AA	$6,000,000	$5,625,559
New Jersey Economic Development Authority-New Jersey Transit Corp	5.25%	11/1/2047	A2	11,050,000	12,079,975
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2029	A2	15,365,000	12,790,889
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2048	A2	5,000,000	5,370,635
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2041	A2	6,250,000	7,078,401
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2042	A2	2,000,000	2,249,504
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	2/1/2051	AAA	10,000,000	9,579,938
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2044	AAA	15,000,000	16,510,575
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2045	AAA	7,500,000	8,513,461
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	4.00%	3/15/2047	AA+	5,705,000	5,564,164
New York State Thruway Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	14,435,000	11,259,299
New York State Thruway Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	7,085,000	5,466,996
New York State Thruway Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2051	AA+	4,110,000	3,110,531
New York State Urban Development Corp.-State of New York Sales Tax Revenue	3.00%	3/15/2049	Aa1	4,970,000	3,899,008
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	6.00%	6/30/2061	Baa2	29,865,000	33,599,415
San Diego Public Facilities Financing Authority CA	4.00%	10/15/2048	AA-	4,600,000	4,608,611
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%	7/1/2044	AA+	6,505,000	5,422,934

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%		5/1/2042	A+	$4,000,000	$4,130,069
School District of Philadelphia PA GO	4.00%		9/1/2039	A1	5,600,000	5,637,349
School District of Philadelphia PA GO	5.00%		9/1/2037	A1	1,200,000	1,220,976
Southwest Local School District/Hamilton County OH GO	4.00%		1/15/2055	Aa1	7,000,000	6,669,186
St. Louis County Reorganized School District No. R-6 MO GO	3.35%		2/1/2037	AAA	6,350,000	6,071,079
St. Louis County Reorganized School District No. R-6 MO GO	3.40%		2/1/2038	AAA	6,150,000	5,825,542
State of California GO	5.00%		8/1/2038	Aa2	3,700,000	3,843,224
State of California GO	5.25%		8/1/2032	Aa2	7,500,000	7,714,177
State of California GO	5.25%		10/1/2050	Aa2	7,500,000	8,454,076
State of Connecticut GO	3.00%		1/15/2034	AA-	7,475,000	7,234,154
State of Connecticut GO	4.00%		6/15/2037	AA-	975,000	994,077
State of Connecticut GO	5.00%		6/15/2038	AA-	1,000,000	1,065,361
State of Connecticut GO	5.00%		4/15/2039	AA-	1,650,000	1,783,749
State of Illinois GO	4.00%		10/1/2033	A-	2,500,000	2,570,583
State of Illinois GO	4.00%		11/1/2037	A-	6,810,000	6,825,680
State of Illinois GO	4.00%		10/1/2038	A-	2,500,000	2,501,224
State of Illinois GO	4.00%		10/1/2039	A-	7,500,000	7,433,060
State of Illinois GO	5.00%		1/1/2035	A-	6,200,000	6,335,119
State of Illinois GO	5.00%		12/1/2035	A-	2,145,000	2,252,157
State of Illinois GO	5.00%		5/1/2038	A-	4,515,000	4,720,835
State of Illinois GO	5.00%		1/1/2041	A-	3,580,000	3,622,853
State of Illinois GO	5.50%		5/1/2039	A-	8,250,000	9,082,775
State of Illinois GO	5.50%		10/1/2039	A-	6,000,000	6,814,896
State of Illinois GO	5.50%		3/1/2042	A-	5,250,000	5,848,659
State of Illinois GO	5.50%		3/1/2047	A-	10,950,000	11,961,531
State of Illinois GO	5.50%		5/1/2047	A-	11,165,000	12,209,178
State of Illinois GO	5.75%		5/1/2045	A-	2,600,000	2,846,289
Tennessee Energy Acquisition Corp.	5.00%	#(a)	5/1/2053	A2	10,100,000	10,431,805
Tuscaloosa City Board of Education AL	5.00%		8/1/2046	AA-	5,000,000	5,221,896
Union County Utilities Authority-Covanta Union LLC NJ GTD AMT	4.75%		12/1/2031	AA+	3,855,000	3,855,875
Washington & Multnomah Counties School District No. 48J Beaverton OR GO	5.00%		6/15/2036	AA+	8,000,000	8,399,342

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Washington State Convention Center Public Facilities District	5.00%		7/1/2048	Baa1	$7,000,000	$7,217,266
Washington Township Health Care District CA GO	5.50%		8/1/2053	AA	2,000,000	2,247,594
Wilkes-Barre Area School District PA GO (BAM)	5.00%		4/15/2059	AA	2,500,000	2,570,777
Total						710,328,203

Health Care 14.01%
Allegheny County Hospital Development Authority-Allegheny Health Network Obligated Group PA	4.00%		4/1/2037	A	3,120,000	3,126,223
Antelope Valley Healthcare District Obligated Group CA	5.00%		3/1/2041	BBB	3,000,000	2,983,685
Antelope Valley Healthcare District Obligated Group CA	5.00%		3/1/2046	BBB	2,615,000	2,503,336
Berks County Industrial Development Authority-Tower Health Obligated Group PA	4.00%		11/1/2038	CCC+	5,000,000	2,602,428
Berks County Industrial Development Authority-Tower Health Obligated Group PA	5.00%		11/1/2036	CCC+	5,000,000	2,601,627
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	#(a)	2/1/2040	CCC+	2,680,000	2,007,149
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	#(a)	2/1/2040	CCC+	605,000	326,376
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%		11/1/2044	CCC+	10,055,000	5,220,451
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2045	BB	2,000,000	1,836,007
California Health Facilities Financing Authority-Children’s Hospital Los Angeles Obligated Group	5.00%		8/15/2047	BBB	3,025,000	3,059,374
California Health Facilities Financing Authority-City of Hope Obligated Group	4.00%		11/15/2045	A	7,050,000	6,824,224
California Municipal Finance Authority-Community Hospitals of Central California Obligated Group	5.00%		2/1/2047	A3	6,940,000	7,037,731
California Municipal Finance Authority (AGM)	4.00%		2/1/2051	AA	8,900,000	8,417,225

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority-Eskaton Properties Inc Obligated Group	5.25%	11/15/2034	BBB-	$1,790,000	$1,790,347
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%	12/1/2043	BB	4,510,000	4,635,797
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB	6,875,000	6,912,416
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB	3,375,000	3,468,446
City of Minneapolis-Fairview Health Services Obligated Group MN	5.00%	11/15/2049	BBB+	5,400,000	5,431,790
City of Seneca-Nemaha Valley Community Hospital KS	5.00%	9/1/2025	NR	4,000,000	4,012,067
City of Tampa-H Lee Moffitt Cancer Center & Research Institute Obligated Group	4.00%	7/1/2045	A	7,400,000	7,100,718
Colorado Health Facilities Authority-Adventhealth Obligated Group	4.00%	11/15/2043	AA	20,000,000	19,424,222
Colorado Health Facilities Authority-CommonSpirit Health Obligated Group	5.00%	8/1/2044	A-	3,000,000	3,132,711
Colorado Health Facilities Authority-CommonSpirit Health Obligated Group	5.50%	11/1/2047	A-	4,390,000	4,854,230
Columbia County Hospital Authority-WellStar Health System Obligated Group GA	5.75%	4/1/2053	A+	2,670,000	3,010,175
Connecticut State Health & Educational Facilities Authority-Nuvance Health Obligated Group	4.00%	7/1/2041	BBB	10,920,000	10,410,821
County of Cuyahoga-Metrohealth System OH	5.50%	2/15/2052	BBB	8,925,000	9,063,889
County of Cuyahoga-Metrohealth System OH	5.50%	2/15/2057	BBB	5,250,000	5,325,007
County of Montgomery-Dayton Children’s Hospital Obligated Group OH	4.00%	8/1/2051	A1	7,000,000	6,488,406
County of Montgomery-Premier Health Partners Obligated Group OH	4.00%	11/15/2042	Baa1	10,800,000	9,850,668
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2044	BB+	2,650,000	2,477,310

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
County of Warren-Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2049	AA-	$8,610,000	$9,456,290
County of Warren-Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2054	AA-	8,000,000	8,715,984
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR	950,000	962,913
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR	1,115,000	1,124,368
Cumberland County Municipal Authority-Penn State Health Obligated Group PA	3.00%	11/1/2038	A	4,315,000	3,777,283
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	700,000	700,311
Duluth Economic Development Authority-Essentia Health Obligated Group MN	5.25%	2/15/2053	A-	2,870,000	2,936,990
Duluth Economic Development Authority-Essentia Health Obligated Group MN	5.25%	2/15/2058	A-	19,500,000	19,945,407
Duluth Economic Development Authority-St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	BB+	5,000,000	5,188,644
Genesee County Funding Corp.-Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+	4,000,000	4,169,424
Greenville Health System-Prisma Health Obligated Group SC	5.00%	5/1/2034	A	3,970,000	3,971,954
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple University Health Obligated Group PA	5.00%	7/1/2032	BBB	1,000,000	1,025,205
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple University Health Obligated Group PA	5.00%	7/1/2033	BBB	2,950,000	3,023,844
Illinois Finance Authority-University of Chicago Medical Center Obligated Group	5.00%	8/15/2052	AA-	15,000,000	15,677,393
Isle of Weight County Economic Development Authority-Riverside Healthcare Association Obligated Group VA (AGM)	5.25%	7/1/2048	AA	3,000,000	3,282,161
Isle of Weight County Economic Development Authority-Riverside Healthcare Association Obligated Group VA (AGM)	5.25%	7/1/2053	AA	6,000,000	6,530,233

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Lee Memorial Health System Obligated Group FL	4.00%	4/1/2049	A+	$5,500,000	$5,188,281
Louisville/Jefferson County Metropolitan Government-Norton Healthcare Obligated Group KY	5.00%	10/1/2041	A	3,200,000	3,488,669
Maricopa County Industrial Development Authority-Banner Health Obligated Group AZ	4.00%	1/1/2048	AA-	10,500,000	9,966,140
Maryland Health & Higher Educational Facilities Authority-Adventist Healthcare Obligated Group	5.00%	1/1/2036	Baa3	3,290,000	3,410,337
Maryland Health & Higher Educational Facilities Authority-Adventist Healthcare Obligated Group	5.50%	1/1/2046	Baa3	17,615,000	17,858,485
Maryland Health & Higher Educational Facilities Authority-Doctors Hospital Inc Obligated Group	5.00%	7/1/2038	A3	7,080,000	7,191,126
Maryland Health & Higher Educational Facilities Authority-Mercy Medical Center Obligated Group	5.00%	7/1/2036	BBB+	1,320,000	1,350,543
Maryland Health & Higher Educational Facilities Authority-Mercy Medical Center Obligated Group	5.00%	7/1/2038	BBB+	2,250,000	2,285,996
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%	7/1/2031	BBB	1,980,000	2,046,451
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%	7/1/2035	BBB	5,115,000	5,244,070
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.25%	7/1/2048	BBB	2,600,000	2,814,932
Massachusetts Development Finance Agency-Mass General Brigham Inc	5.00%	7/1/2054	AA-	11,000,000	11,708,792
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%	7/1/2035	BBB-	2,000,000	1,892,927
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	5,380,000	4,772,022
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%	7/1/2039	BBB-	3,185,000	3,200,491
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	1,600,000	1,572,936

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Michigan Finance Authority Provident Group-HFH Energy LLC	5.50%	2/28/2049	A3		$1,100,000	$1,210,881
Michigan Finance Authority Provident Group-HFH Energy LLC	5.50%	2/28/2057	A3		1,375,000	1,500,257
Michigan State Hospital Finance Authority-Ascension Health Credit Group	5.00%	11/15/2047	AA+		4,000,000	4,179,509
Minnesota Agricultural & Economic Development Board-HealthPartners Obligated Group	5.25%	1/1/2054	A		12,900,000	14,014,112
Montana Facility Finance Authority-Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2043	A		4,000,000	4,069,883
Montana Facility Finance Authority-Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2048	A		5,760,000	5,807,509
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA	4.00%	9/1/2049	A		3,960,000	3,674,900
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2029	A-		1,000,000	1,002,667
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2030	A-		580,000	581,547
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2031	A-		1,620,000	1,624,116
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2034	A-		1,100,000	1,102,301
Nebraska Educational Health Cultural & Social Services Finance Authority-Immanuel Retirement Communities Obligated Group	4.00%	1/1/2044	AA	(e)	3,500,000	3,385,771
Nebraska Educational Health Cultural & Social Services Finance Authority-Immanuel Retirement Communities Obligated Group	4.00%	1/1/2049	AA	(e)	6,500,000	6,112,662
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-		8,110,000	7,432,944

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	BB	$1,300,000	$1,252,124
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2040	BB	1,300,000	1,252,186
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2036	BBB-	1,450,000	1,427,305
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2038	BBB-	4,725,000	4,554,849
New York State Dormitory Authority-Montefiore Obligated Group	5.00%	8/1/2028	BBB-	3,055,000	3,137,122
New York State Dormitory Authority-Northwell Health Obligated Group	5.00%	5/1/2037	A-	7,450,000	7,527,294
New York State Dormitory Authority-Northwell Health Obligated Group	5.00%	5/1/2052	A-	8,085,000	8,539,949
New York State Dormitory Authority-Northwell Health Obligated Group(d)	5.00%	5/1/2052	A-	33,500,000	35,371,696
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-	1,500,000	1,250,869
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2052	BB-	10,015,000	10,331,730
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2057	BB-	10,000,000	10,297,261
Oregon Health & Science University-Oregon Health & Science University Obligated Group	4.00%	7/1/2051	AA-	6,580,000	6,312,073
Oregon State Facilities Authority-Providence St Joseph Health Obligated Group	5.00%	10/1/2045	A	7,000,000	7,070,608
Palm Beach County Health Facilities Authority-Baptist Health South Obligated Group FL	4.00%	8/15/2049	AA-	6,765,000	6,260,182
Palomar Health Obligated Group CA	5.00%	11/1/2036	BBB	11,025,000	11,147,373
Palomar Health Obligated Group CA	5.00%	11/1/2039	BBB	8,240,000	8,282,762
Pennsylvania Economic Development Financing Authority-UPMC Obligated Group	4.00%	5/15/2048	A	3,500,000	3,324,452
Public Finance Authority-Moses H Cone Memorial Hospital Obligated Group WI	5.00%	10/1/2052	AA-	8,750,000	9,308,225

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Public Finance Authority-Proton International Alabama LLC WI†(b)	6.85%	10/1/2047	NR	$1,410,000	$141,000
Rhode Island Health & Educational Building Corp.-Lifespan Obligated Group	5.25%	5/15/2049	BBB+	1,825,000	1,966,756
Rhode Island Health & Educational Building Corp.-Lifespan Obligated Group	5.25%	5/15/2054	BBB+	4,500,000	4,814,287
Roanoke Economic Development Authority-Carilion Clinic Obligated Group	3.00%	7/1/2045	AA-	12,950,000	10,322,410
Skagit County Public Hospital District No. 1 WA	5.50%	12/1/2054	Baa3	3,590,000	3,814,422
South Broward Hospital District Obligated Group FL TCRS (BAM)	3.00%	5/1/2051	AA	5,150,000	3,967,889
South Carolina Jobs-Economic Development Authority-Bon Secours Mercy Health Inc	5.00%	12/1/2046	A+	8,000,000	8,423,253
State of Ohio-Premier Health Partners Obligated	4.00%	11/15/2039	Baa1	2,640,000	2,495,163
Tarrant County Cultural Education Facilities Finance Corp TX(d)	5.00%	7/1/2053	A1	9,550,000	9,920,887
Vermont Educational & Health Buildings Financing Agency-University of Vermont Health Network Obligated Group	5.00%	12/1/2035	A	4,500,000	4,627,036
Washington Health Care Facilities Authority-Overlake Hospital Medical Center Obligated Group	5.00%	7/1/2038	BBB+	4,000,000	4,004,800
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+	2,060,000	2,360,816
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+	3,250,000	3,688,371
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BBB-	100,000	100,160
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BBB-	30,000	30,075
Westchester County Health Care Corp Obligated Group NY	6.25%	11/1/2052	BBB-	1,280,000	1,461,340
Westchester County Health Care Corp Obligated Group NY (AGM)	5.00%	11/1/2051	AA	2,750,000	2,906,865
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%	11/1/2048	AA	1,750,000	2,033,603
Wisconsin Health & Educational Facilities Authority-Ascension Health Credit Group	4.00%	11/15/2046	AA+	8,000,000	7,651,870

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.30%	#(a)	2/15/2053	BBB	$10,000,000	$10,000,000
Wisconsin Health & Educational Facilities Authority-Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%		2/1/2048	Ba2	840,000	772,340
Total						608,265,920

Housing 1.89%
California Municipal Finance Authority-Bowles Hall Foundation	5.00%		6/1/2050	Baa3	1,410,000	1,419,040
California Municipal Finance Authority-Caritas Affordable Housing Inc	5.25%		8/15/2039	A-	650,000	652,792
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%		11/1/2039	Baa3	1,000,000	1,036,782
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%		11/1/2041	Baa3	1,000,000	1,029,284
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%		11/1/2048	Baa3	1,350,000	1,366,048
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%		11/1/2053	Baa3	1,745,000	1,754,664
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%		11/1/2058	Baa3	1,750,000	1,750,288
CMFA Special Finance Agency CA†	4.00%		12/1/2045	NR	5,000,000	4,128,812
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%		8/1/2056	NR	4,500,000	3,309,697
FHLMC Multifamily VRD Certificates OT	4.60%		12/15/2044	AA+	5,380,000	5,384,870
Florida Housing Finance Corp. (GNMA/FNMA/FHLMC)	6.25%		7/1/2055	Aaa	5,000,000	5,601,309
Indiana Finance Authority-CHF-Tippecanoe LLC	5.00%		6/1/2053	BBB-	1,350,000	1,390,308
Indiana Finance Authority-CHF-Tippecanoe LLC	5.125%		6/1/2058	BBB-	1,700,000	1,753,535
Indiana Finance Authority-CHF-Tippecanoe LLC	5.375%		6/1/2064	BBB-	4,460,000	4,648,949

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Industrial Development Authority of the City of Phoenix Arizona-Downtown Phoenix Student Housing LLC AZ	5.00%	7/1/2037	Baa3	$1,000,000	$1,020,915
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.25%	7/1/2049	AA	2,700,000	2,929,252
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.50%	7/1/2054	AA	1,150,000	1,262,836
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.50%	7/1/2059	AA	2,000,000	2,183,422
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-	2,000,000	2,178,234
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-	5,000,000	5,508,952
New Hampshire Business Finance Authority	4.00%	10/20/2036	BBB	10,790,968	10,256,040
New Hampshire Business Finance Authority	4.25%	7/20/2041	A2	6,500,000	6,454,227
New Hampshire Business Finance Authority	4.375%	9/20/2036	BBB	5,377,370	5,278,821
New York State Dormitory Authority-State University of New York Dormitory Facilities Revenue	3.00%	7/1/2045	Aa3	5,037,000	3,973,092
Public Finance Authority-CHF-Manoa LLC WI†	5.50%	7/1/2043	BBB-	2,250,000	2,403,388
Toledo-Lucas County Port Authority-CHF-Toledo LLC OH	5.00%	7/1/2034	BBB-	1,000,000	983,921
Toledo-Lucas County Port Authority-CHF-Toledo LLC OH	5.00%	7/1/2039	BBB-	1,500,000	1,452,883
Toledo-Lucas County Port Authority-CHF-Toledo LLC OH	5.00%	7/1/2046	BBB-	1,000,000	938,348
Total					82,050,709

Lease Obligations 2.28%
Illinois Sports Facilities Authority (AGM)	5.00%	6/15/2027	AA	3,500,000	3,500,648
Indiana Finance Authority-Marion County Capital Improvement Board	5.25%	2/1/2032	AA+	5,000,000	5,107,525
Kentucky Bond Development Corp.	4.00%	9/1/2048	A+	6,645,000	6,310,077
New Jersey Economic Development Authority-New Jersey Transit Corp	5.00%	11/1/2044	A2	5,500,000	5,800,499
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	BBB+	9,000,000	9,009,915

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%	6/15/2043	A2	$4,500,000	$4,711,436
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2036	A2	1,285,000	1,355,117
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2041	A2	5,050,000	5,323,683
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2042	A2	4,930,000	5,257,211
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2047	A2	6,050,000	6,215,550
New Jersey Educational Facilities Authority-State of New Jersey Department of the Treasury	4.00%	9/1/2029	A2	5,445,000	5,460,514
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2028	A2	10,000,000	8,588,487
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A2	1,935,000	1,505,318
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2037	A2	3,390,000	2,009,860
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	3,000,000	3,101,588
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	2,400,000	2,481,040
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2035	A2	4,200,000	4,522,682
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2036	A2	3,500,000	3,751,983
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2046	A2	14,595,000	15,131,254
Total					99,144,387

Multi-Family Housing 0.06%
New York City Housing Development Corp. NY	2.40%	11/1/2046	AA+	3,800,000	2,630,621

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 3.15%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	$4,125,000	$4,140,994
Broward County Convention Center FL(d)	5.50%		1/1/2055	AA	31,540,000	34,558,910
California Infrastructure & Economic Development Bank-California Academy of Sciences	3.25%		8/1/2029	A2	5,150,000	5,170,477
California School Finance Authority-Green Dot Public Schools Obligated Group†	5.00%		8/1/2048	BBB-	1,650,000	1,649,213
City of Miami Beach Parking Revenue FL (BAM)	5.00%		9/1/2040	AA	2,000,000	2,016,266
Clifton Higher Education Finance Corp.-IDEA Public Schools TX	6.00%		8/15/2043	A-	1,000,000	1,001,066
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	6.125%		8/15/2048	Baa3	9,775,000	9,987,891
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	4,972,687	2,927,670
District of Columbia-Friendship Public Charter School Inc	5.00%		6/1/2041	BBB	2,080,000	2,061,465
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2034	AA	1,000,000	1,065,472
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2035	AA	1,000,000	1,062,010
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2037	AA	1,160,000	1,216,340
Illinois Finance Authority-Noble Network of Charter Schools	6.125%		9/1/2039	BBB	6,000,000	6,003,174
Indianapolis Local Public Improvement Bond Bank	5.00%		2/1/2031	AA-	7,120,000	7,121,390
Long Beach Bond Finance Authority CA	5.181% (3 mo. Term SOFR * .67 + 1.45%	)#	11/15/2027	A1	9,000,000	9,027,527
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	2,000,000	2,007,801
Main Street Natural Gas, Inc. GA	5.00%		5/15/2037	A1	2,990,000	3,229,675
Main Street Natural Gas, Inc. GA	5.00%		5/15/2043	A1	3,250,000	3,322,496
Main Street Natural Gas, Inc. GA	5.00%		5/15/2049	A1	1,500,000	1,596,098
Michigan Finance Authority-Bradford Academy	4.30%		9/1/2030	NR	260,000	239,608
Michigan Finance Authority-Bradford Academy	4.80%		9/1/2040	NR	565,000	478,533
Michigan Finance Authority-Bradford Academy	5.00%		9/1/2050	NR	925,000	744,964
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	1,820,000	1,946,076
New Jersey Economic Development Authority-Friends of TEAM Academy Charter School Obligated Group	6.00%		10/1/2043	BBB	3,500,000	3,502,826

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
New Jersey Economic Development Authority-New Jersey Transit Corp	5.00%		11/1/2052	A2	$11,375,000	$12,113,163
Ridley School District PA (AGM)	5.00%		11/15/2050	AA	5,000,000	5,253,796
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	10,000,000	9,935,516
Washington State Convention Center Public Facilities District	4.00%		7/1/2048	BBB-	3,745,000	3,510,670
Total						136,891,087

Power 0.06%
Chesapeake Economic Development Authority-Virginia Electric and Power Co	3.65%	#(a)	2/1/2032	A2	2,500,000	2,498,612

Pre-Refunded 0.02%
School District of Philadelphia PA GO	5.00%		9/1/2038	A1	995,000	1,011,022

Single-Family Housing 0.18%
Pennsylvania Housing Finance Agency	5.00%		10/1/2050	AA+	7,725,000	7,975,484

Special Tax 1.58%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	1,845,000	1,883,951
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	3,215,000	3,200,091
City of Irvine CA Special Tax	5.00%		9/1/2044	NR	500,000	501,683
Commonwealth of Pennsylvania COPS	4.00%		7/1/2046	A	2,375,000	2,281,820
Gramercy Farms Community Development District FL~	Zero Coupon		5/1/2039	NR	2,375,000	1,235,000
Gramercy Farms Community Development District FL(b)	5.25%		5/1/2039	NR	1,340,000	214	(c)
Industrial Development Authority of the City of St. Louis Missouri	4.75%		11/15/2047	NR	3,000,000	2,303,751
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A	4,875,000	4,884,034
Irvine Facilities Financing Authority-City of Irvine Community Facilities District No 2013-3 CA Special Tax (BAM)	5.25%		9/1/2053	AA	8,000,000	9,014,331
New Jersey Economic Development Authority-NJ Metromall Urban Renewal Inc	6.50%		4/1/2028	Baa2	1,736,661	1,742,686
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2046	AA	8,955,000	7,215,384

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2030	AA	$1,500,000	$1,510,263
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2031	AA	1,400,000	1,409,538
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,723,937
Riverside County Redevelopment Successor Agency CA Tax Allocation	8.50%	10/1/2041	A	11,195,000	12,654,095
State of Connecticut Special Tax Revenue	5.00%	8/1/2034	AA	3,600,000	3,669,895
State of Connecticut Special Tax Revenue	5.00%	1/1/2037	AA	7,000,000	7,453,791
State of Connecticut Special Tax Revenue	5.00%	1/1/2038	AA	4,250,000	4,506,519
Stone Canyon Community Improvement District MO(b)	5.70%	4/1/2022	NR	1,000,000	90,000	(c)
Stone Canyon Community Improvement District MO(b)	5.75%	4/1/2027	NR	1,300,000	117,000	(c)
Total					68,397,983

Tax Revenue 5.29%
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2039	BBB+	3,300,000	3,315,361
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2044	BBB+	3,950,000	3,962,031
Chicago Transit Authority Sales Tax Receipts Fund IL	4.00%	12/1/2050	A+	13,615,000	12,525,756
Chicago Transit Authority Sales Tax Receipts Fund IL	5.25%	12/1/2049	AA	13,245,000	13,293,408
City of Reno NV Room & Consolidated Tax Revenue (AGM)	4.00%	6/1/2043	AA	4,725,000	4,550,204
City of Reno NV Room & Consolidated Tax Revenue (AGM)	4.00%	6/1/2046	AA	6,800,000	6,414,838
City of Sparks NV†	2.75%	6/15/2028	Baa2	590,000	567,667
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	8/1/2042	AA	1,250,000	1,365,326
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,859,245
County of Miami-Dade Transit System FL	5.00%	7/1/2051	AA	12,405,000	13,211,433
Lower Colorado River Authority-LCRA Transmission Services Corp TX	6.00%	5/15/2052	A	1,700,000	1,928,667

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2052	A	$7,210,000	$6,551,643
Metropolitan Pier & Exposition Authority IL	5.00%	6/15/2050	A	4,365,000	4,485,917
Metropolitan Pier & Exposition Authority IL	5.50%	6/15/2053	A	4,415,000	4,482,924
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2030	A	10,535,000	8,381,345
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	6/15/2033	A	15,000,000	10,855,194
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2036	A	10,000,000	6,218,539
Metropolitan Pier & Exposition Authority IL TCRS (BAM)	5.00%	6/15/2053	AA	915,000	938,728
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	11/1/2042	AAA	5,720,000	5,751,909
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2036	AAA	1,000,000	1,000,000
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2049	Aa1	2,480,000	1,941,992
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	5,000,000	3,876,680
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2046	AA+	2,455,000	2,651,615
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2047	AA+	3,840,000	3,077,596
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	9,590,000	7,603,232
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	6,495,000	5,095,383
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	7,620,000	5,919,127

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	4.00%		3/15/2042	Aa1	$5,000,000	$4,998,778
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	1,271,000	1,042,650
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	2,122,000	1,605,395
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	2,549,000	1,768,920
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2051	NR	2,523,000	591,461
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	11,598,000	11,614,727
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	5,253,000	5,260,576
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	39,000	37,685
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	12,847,000	12,846,105
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%		7/1/2058	NR	5,498,000	5,520,528
San Leandro Unified School District CA GO	5.25%		8/1/2048	AA-	10,500,000	11,709,809
Territory of Guam	4.00%		1/1/2042	Baa3	1,500,000	1,432,946
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2052	AA+	10,335,000	11,324,176
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2057	AA+	2,500,000	2,724,444
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2062	AA+	10,655,000	11,571,126
Vermont Student Assistance Corp. AMT	3.375%		6/15/2036	A	1,830,000	1,740,438
Total						229,615,524

Taxable Revenue-Water & Sewer 0.68%
City of Chicago Waterworks Revenue IL(d)	5.50%		11/1/2062	AA	20,300,000	22,337,707
New Jersey Economic Development Authority-New Jersey-American Water Co Inc AMT	3.75%	#(a)	11/1/2034	A+	4,000,000	3,994,192
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2048	AA	3,000,000	3,242,380
Total						29,574,279

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco 2.24%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR		$40,665,000	$38,514,415
Golden State Tobacco Securitization Corp. CA	5.00%	6/1/2051	BBB+		8,900,000	9,332,096
Michigan Finance Authority Tobacco Settlement Revenue	4.00%	6/1/2049	BBB+		4,000,000	3,660,926
Michigan Finance Authority Tobacco Settlement Revenue	5.00%	6/1/2049	BBB+		3,775,000	3,888,982
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR		20,000,000	1,303,040
Tobacco Securitization Authority of Northern California-Sacramento County Tobacco Securitization Corp	4.00%	6/1/2049	BBB+		2,850,000	2,702,382
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	5.00%	6/1/2048	BBB+		8,900,000	9,268,883
Tobacco Settlement Financing Corp. LA	5.25%	5/15/2035	A		1,880,000	1,894,060
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2031	A		4,605,000	4,946,047
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB+		3,415,000	3,515,550
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+		4,305,000	4,489,114
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		7,540,000	7,143,484
TSASC, Inc. NY	5.00%	6/1/2035	A-		1,390,000	1,446,077
TSASC, Inc. NY	5.00%	6/1/2048	NR		5,550,000	5,070,326
Total						97,175,382

Transportation 21.72%
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2034	AA		3,650,000	3,820,010
Allegheny County Airport Authority PA AMT	5.00%	1/1/2056	A2		5,505,000	5,641,609
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2038	BB+	(e)	5,000,000	4,998,117
Canaveral Port Authority FL	5.00%	6/1/2048	A3		4,890,000	5,009,859
Canaveral Port Authority FL AMT	5.00%	6/1/2045	A3		4,630,000	4,692,170
Central Texas Regional Mobility Authority	5.00%	1/1/2045	A		4,500,000	4,594,282
Central Texas Turnpike System	5.00%	8/15/2033	A-		5,750,000	5,774,050
Central Texas Turnpike System	5.00%	8/15/2037	A-		3,630,000	3,642,528
Central Texas Turnpike System	5.00%	8/15/2042	A-		6,265,000	6,274,703
Chicago Midway International Airport IL	4.00%	1/1/2034	A		1,000,000	1,007,168

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Chicago O’Hare International Airport-TRIPS Obligated Group IL AMT	5.00%	7/1/2048	BBB+	$7,840,000	$7,871,254
Chicago O’Hare International Airport IL	4.00%	1/1/2044	A+	13,500,000	13,237,634
Chicago O’Hare International Airport IL	5.00%	1/1/2053	A+	2,500,000	2,608,481
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA	1,950,000	2,142,219
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA	1,470,000	1,608,489
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA	1,660,000	1,808,442
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2047	A+	9,375,000	9,486,947
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2048	A+	20,000,000	20,496,604
City of Atlanta Department of Aviation GA	5.00%	7/1/2048	Aa3	5,200,000	5,706,698
City of Burbank Electric Revenue NC	4.00%	7/1/2047	Aa3	7,415,000	7,315,009
City of Charlotte Airport Revenue NC	5.25%	7/1/2053	Aa3	18,650,000	20,685,233
City of Charlotte Airport Revenue NC AMT	5.25%	7/1/2053	Aa3	4,325,000	4,657,295
City of Fresno Airport Revenue CA (BAM) AMT	5.00%	7/1/2053	AA	2,000,000	2,109,474
City of Houston Airport System Revenue-United Airlines Inc TX AMT	6.625%	7/15/2038	BB-	2,500,000	2,501,609
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2041	AA-	3,595,000	3,547,558
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-	5,000,000	4,789,419
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2045	AA	6,410,000	6,725,880
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA	6,440,000	7,033,364
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2042	A+	4,440,000	4,543,232
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2036	A+	10,045,000	10,980,392
City of Salt Lake City Airport Revenue UT AMT	5.50%	7/1/2053	A+	2,500,000	2,737,477
City of San Antonio Airport System TX AMT	5.00%	7/1/2045	A+	8,435,000	8,465,612

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of St. Louis Airport Revenue MO (AGM)	5.00%	7/1/2047	AA	$7,500,000	$7,746,565
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2028	A1	4,435,000	4,454,911
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2029	A1	2,500,000	2,512,118
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2035	A1	10,000,000	10,040,140
County of Osceola Transportation Revenue FL	4.00%	10/1/2054	BBB+	2,975,000	2,688,410
County of Osceola Transportation Revenue FL	5.00%	10/1/2039	BBB+	1,000,000	1,046,901
County of Sacramento Airport System Revenue CA	5.00%	7/1/2041	A	8,000,000	8,210,043
Delaware River Joint Toll Bridge Commission PA	5.00%	7/1/2047	A+	11,100,000	11,458,595
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2032	A+	4,200,000	3,159,866
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2037	A+	7,720,000	4,054,485
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2037	Baa2	1,000,000	1,025,930
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2041	Baa2	4,240,000	4,310,217
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	5,000,000	3,628,601
Foothill-Eastern Transportation Corridor Agency CA	3.50%	1/15/2053	A	10,830,000	9,097,070
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	5,000,000	4,591,443
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2043	A-	16,123,000	15,920,529
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	10,000,000	9,643,335
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2048	AA	1,250,000	1,350,343
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2053	AA	2,000,000	2,139,442
Greater Orlando Aviation Authority FL AMT	4.00%	10/1/2049	AA-	6,375,000	5,944,939

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Maryland Economic Development Corp.-City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	$2,000,000	$1,814,090
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%		6/30/2047	Baa3	2,500,000	2,629,523
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%		6/30/2052	Baa3	2,660,000	2,788,576
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%		6/30/2055	Baa3	12,500,000	13,062,464
Maryland State Transportation Authority	5.00%		7/1/2051	Aa2	10,000,000	10,722,031
Maryland State Transportation Authority Passenger Facility Charge Revenue AMT	3.00%		6/1/2036	A+	7,310,000	6,621,640
Massachusetts Port Authority AMT	5.00%		7/1/2040	AA	1,500,000	1,514,787
Massachusetts Port Authority AMT	5.00%		7/1/2045	AA	3,315,000	3,337,018
Metropolitan Nashville Airport Authority TN AMT	5.00%		7/1/2049	A2	5,000,000	5,202,181
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	6,500,000	7,055,339
Metropolitan Transportation Authority NY	4.00%		11/15/2045	A-	4,675,000	4,491,406
Metropolitan Transportation Authority NY	4.00%		11/15/2048	A-	9,825,000	9,303,969
Metropolitan Transportation Authority NY	4.00%		11/15/2049	A-	6,605,000	6,225,531
Metropolitan Transportation Authority NY	4.00%		11/15/2050	A-	6,500,000	6,110,440
Metropolitan Transportation Authority NY(d)	4.75%		11/15/2045	A-	13,890,000	14,275,173
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A-	4,265,000	4,429,835
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3	2,700,000	2,931,708
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A-	4,680,000	4,868,236
Metropolitan Transportation Authority NY	5.25%		11/15/2044	A-	12,180,000	12,308,314
Metropolitan Transportation Authority NY	5.25%		11/15/2049	A-	7,500,000	8,136,253
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A-	10,850,000	11,390,935
Metropolitan Transportation Authority NY(d)	5.25%		11/15/2055	A3	6,610,000	6,939,547
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	4.00%		10/1/2039	AA-	5,445,000	5,387,812
Minneapolis-St. Paul Metropolitan Airports Commission AMT	5.00%		1/1/2047	A+	3,000,000	3,157,106
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2045	A2	25,630,000	25,006,937
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2045	A2	5,000,000	5,320,308
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2050	A2	15,155,000	16,609,618

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority	5.50%	6/15/2050	A2	$2,000,000	$2,216,764
New Jersey Turnpike Authority(f)	5.25%	1/1/2054	AA-	9,000,000	9,928,837
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.375%	6/30/2060	Baa3	21,750,000	23,000,273
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	6.00%	6/30/2054	Baa3	16,500,000	18,296,848
New York State Thruway Authority-New York State Thruway Authority	5.25%	1/1/2056	A	7,455,000	7,588,629
New York State Thruway Authority (AGM)	4.00%	1/1/2051	AA	2,725,000	2,641,199
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3	5,210,000	5,215,137
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2029	Baa3	2,955,000	3,066,503
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2030	Baa3	3,990,000	4,138,144
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa3	12,450,000	12,915,799
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3	2,250,000	2,324,799
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3	21,000,000	21,789,419
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa3	7,000,000	7,649,535
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa3	12,500,000	14,200,090
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%	12/1/2039	Baa1	5,840,000	6,280,501
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%	12/1/2042	Baa1	3,250,000	3,445,725
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	12,365,000	11,560,674
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2	2,340,000	2,105,665
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	19,245,000	19,260,140
New York Transportation Development Corp.-Laguardia Gateway Partners LLC (AGM) AMT	4.00%	7/1/2031	AA	5,000,000	4,946,139

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-Laguardia Gateway Partners LLC (AGM) AMT	4.00%	1/1/2051	AA	$4,740,000	$4,333,342
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2025	A3	2,750,000	2,751,240
North Carolina Turnpike Authority	5.00%	1/1/2043	BBB	1,150,000	1,196,108
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2037	AA	14,255,000	14,575,628
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2038	AA	1,000,000	1,017,430
North Texas Tollway Authority	5.00%	1/1/2048	A+	5,000,000	5,139,659
Northern Indiana Commuter Transportation District IN	5.00%	1/1/2054	A+	4,750,000	5,097,367
Northern Indiana Commuter Transportation District IN	5.25%	1/1/2049	A+	4,150,000	4,602,664
Oklahoma Turnpike Authority	5.50%	1/1/2053	AA-	7,500,000	8,300,632
Pennsylvania Turnpike Commission	4.00%	12/1/2038	A2	3,425,000	3,471,147
Pennsylvania Turnpike Commission	5.00%	6/1/2029	A2	9,000,000	9,246,639
Port Authority of New York & New Jersey AMT	5.00%	7/15/2035	AA-	6,250,000	7,051,868
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	AA-	4,000,000	4,479,685
Port Authority of New York & New Jersey AMT	5.00%	7/15/2037	AA-	3,250,000	3,604,477
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	AA-	5,000,000	5,495,810
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	6,950,000	6,998,368
Port Authority of New York & New Jersey AMT	5.00%	1/15/2052	AA-	13,855,000	14,506,375
Port Authority of New York & New Jersey AMT	5.00%	12/1/2053	AA-	7,100,000	7,445,544
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	3,940,000	4,279,492
Port Authority of New York & New Jersey NY	4.00%	7/15/2061	AA-	10,000,000	9,054,229
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2039	AA-	2,000,000	2,002,454
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2049	AA-	5,000,000	5,154,260
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,910,830
San Diego County Regional Airport Authority CA	5.00%	7/1/2044	A	4,500,000	4,835,351

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Diego County Regional Airport Authority CA	5.00%	7/1/2051	A2	$15,475,000	$16,724,462
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2	4,500,000	4,343,729
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2053	A1	5,330,000	5,621,749
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2034	AA	2,000,000	2,070,373
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2035	AA	2,000,000	2,066,293
State of Florida Department of Transportation Turnpike System Revenue	3.00%	7/1/2051	AA	11,745,000	9,069,956
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2041	AA-	5,000,000	5,030,384
State of Michigan Trunk Line Revenue	5.50%	11/15/2049	AA+	15,000,000	17,135,529
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group LLC	4.00%	6/30/2038	Baa2	1,050,000	1,070,307
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group LLC	4.00%	12/31/2038	Baa2	1,375,000	1,399,131
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners LLC AMT	5.50%	12/31/2058	Baa1	5,000,000	5,470,264
Triborough Bridge & Tunnel Authority NY	4.00%	11/15/2048	AA-	6,375,000	6,135,916
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2042	AA-	1,640,000	1,717,537
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2058	AA+	7,300,000	7,981,130
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%	7/1/2036	BBB	6,685,000	7,203,939
Virginia Small Business Financing Authority-Elizabeth River Crossings OpCo AMT	4.00%	1/1/2038	BBB	4,500,000	4,468,595
Virginia Small Business Financing Authority-Elizabeth River Crossings OpCo AMT	4.00%	1/1/2040	BBB	4,825,000	4,684,443
Wayne County Airport Authority-Detroit Metropolitan Wayne County Airport MI AMT	5.00%	12/1/2039	A1	1,700,000	1,706,034

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Wayne County Airport Authority-Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2042	A1	$1,200,000	$1,231,233
Wayne County Airport Authority-Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2046	A1	2,825,000	2,969,296
Total						943,399,197

Utilities 13.71%
Adelanto Public Utility Authority CA (AGM)	5.00%		7/1/2039	AA	1,500,000	1,585,602
Baltimore Proj Revenue MD(d)	5.25%		7/1/2047	AA-	7,190,000	7,892,766
Baltimore Proj Revenue MD(d)	5.25%		7/1/2052	AA-	12,190,000	13,381,476
Black Belt Energy Gas District AL	4.00%	#(a)	7/1/2052	Aa1	6,000,000	6,067,430
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	11,660,000	11,718,208
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	15,600,000	15,443,825
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	3,750,000	4,055,668
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	10,075,776
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	6,665,000	7,082,718
California Community Choice Financing Authority(d)	5.25%		11/1/2054	A2	14,000,000	15,043,529
California Pollution Control Financing Authority-Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	2,200,000	2,291,235
California Pollution Control Financing Authority-Poseidon Resources Channelside LP†	5.00%		11/21/2045	Baa3	2,750,000	2,816,262
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA	500,000	525,213
Central Plains Energy Project NE	5.00%		9/1/2042	BBB+	3,305,000	3,547,239
Chautauqua County Capital Resource Corp.-NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	5,000,000	5,055,593
City of Baltimore MD	5.00%		7/1/2039	A1	4,750,000	4,790,549
City of Baltimore MD	5.00%		7/1/2046	Aa3	10,000,000	10,217,308
City of Chicago Waterworks Revenue IL	5.00%		11/1/2036	A+	1,775,000	1,871,296
City of Chicago Waterworks Revenue IL	5.00%		11/1/2039	A+	3,455,000	3,476,945
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2036	AA	3,000,000	3,168,979
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2037	AA	2,500,000	2,619,589

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of Colorado Springs Utilities System Revenue CO	4.00%		11/15/2046	AA+	$10,100,000	$10,056,540
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	5,500,000	5,511,943
City of Fort Lauderdale Water & Sewer Revenue FL	5.50%		9/1/2053	AA+	5,000,000	5,677,325
City of Philadelphia Water & Wastewater Revenue PA	5.00%		7/1/2030	A+	3,355,000	3,410,962
City of Philadelphia Water & Wastewater Revenue PA	5.25%		10/1/2052	A+	6,610,000	6,883,056
City of Rock Hill Combined Utility System Revenue SC	5.00%		1/1/2054	A+	1,125,000	1,203,068
City of Rock Hill Combined Utility System Revenue SC	5.00%		1/1/2064	A+	5,000,000	5,301,624
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2050	Aa2	10,880,000	12,235,968
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	7,000,000	7,996,043
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	11,125,000	11,964,528
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	11,750,000	12,814,797
County of Trimble-Louisville Gas and Electric Co KY	3.75%		6/1/2033	A1	12,500,000	12,549,420
County of Washoe-Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	2,500,000	2,540,019
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	10,710,000	11,855,120
Great Lakes Water Authority Sewage Disposal System Revenue MI	5.50%		7/1/2052	A+	12,000,000	13,229,692
JEA Water & Sewer System Revenue FL	5.50%		10/1/2054	AA+	5,000,000	5,660,735
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2035	Baa1	5,000,000	5,059,294
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2036	Baa1	5,000,000	5,045,627
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	15,500,000	15,499,716
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	26,455,000	28,746,196
Los Angeles Department of Water & Power CA	5.00%		7/1/2053	Aa2	9,000,000	9,941,184
Lower Colorado River Authority-LCRA Transmission Services Corp TX	5.00%		5/15/2040	A	2,970,000	3,003,224
Lower Colorado River Authority-LCRA Transmission Services Corp TX (AGM)	5.25%		5/15/2054	AA	9,000,000	9,846,943
Main Street Natural Gas, Inc. GA	4.00%	#(a)	3/1/2050	A3	4,125,000	4,141,532
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	20,000,000	19,466,188

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	$14,205,000	$14,126,452
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	13,400,000	14,042,568
Maricopa County Pollution Control Corp.-El Paso Electric Co AZ	3.60%		2/1/2040	Baa2	3,085,000	2,748,588
Maricopa County Pollution Control Corp.-El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	4,315,000	3,841,275
Michigan Finance Authority-Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2034	A+	1,980,000	1,998,551
Montgomery County Industrial Development Authority-Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+	8,000,000	8,216,971
Municipal Electric Authority of Georgia	5.00%		1/1/2033	A2	1,910,000	1,927,572
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,100,000	1,171,012
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,750,000	1,862,974
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2053	AA	2,300,000	2,434,038
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.50%		6/15/2048	AA+	5,000,000	4,401,535
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	4.00%		6/15/2051	AA+	6,155,000	5,982,889
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.00%		6/15/2035	AA+	14,200,000	14,232,940
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2047	AA+	4,500,000	5,009,838
New York Power Authority	4.00%		11/15/2055	AA	5,000,000	4,794,197
Northern California Energy Authority(f)	5.00%	#(a)	12/1/2054	Aa3	16,000,000	17,115,269
Omaha Public Power District NE	4.00%		2/1/2046	AA	8,500,000	8,431,358
Omaha Public Power District Nebraska City Station Unit 2	5.25%		2/1/2042	A+	4,000,000	4,027,683
Paducah Electric Plant Board KY (AGM)	5.00%		10/1/2035	AA	1,000,000	1,029,032
Patriots Energy Group Financing Agency SC	5.25%	#(a)	2/1/2054	Aa1	10,000,000	10,841,687
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	16,069,965
Philadelphia Gas Works Co. PA	5.00%		8/1/2029	A	2,000,000	2,033,182

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Philadelphia Gas Works Co. PA		5.00%		8/1/2030	A		$1,500,000	$1,524,691
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		4.00%		7/1/2042	NR		5,000,000	4,768,748
Salt Verde Financial Corp. AZ		5.25%		12/1/2027	A3		3,750,000	3,891,610
Southeast Alabama Gas Supply District AL		5.00%	#(a)	8/1/2054	Aa3		13,750,000	14,710,459
Southeast Energy Authority A Cooperative District AL		4.00%	#(a)	12/1/2051	A1		11,955,000	11,885,914
Southeast Energy Authority A Cooperative District AL		5.50%	#(a)	1/1/2053	A1		5,000,000	5,339,079
Southern California Public Power Authority	5.201% (3 mo. LIBOR * .67 + 1.47%		)#	11/1/2038	A2		3,090,000	2,849,640
Tennergy Corp. TN		5.50%	#(a)	10/1/2053	Baa1		6,000,000	6,415,119
Tennessee Energy Acquisition Corp.		5.625%		9/1/2026	BBB	(e)	10,550,000	10,684,228
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(a)	1/1/2054	A1		5,000,000	5,600,403
Texas Water Development Board-State Water Implementation Revenue Fund for Texas		4.00%		10/15/2037	AAA		7,760,000	7,911,519
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2049	A-	(e)	1,310,000	1,332,736
Washington Suburban Sanitary Commission MD GTD		4.00%		6/1/2047	AAA		10,000,000	9,836,063
Total								595,457,735
Total Municipal Bonds (cost $4,358,673,133)								4,402,007,950

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date
SHORT-TERM INVESTMENTS 0.43%

VARIABLE RATE DEMAND NOTES 0.43%

General Obligation 0.08%
City of New York NY GO	4.000%	4/1/2024		4/1/2042	AA		3,500,000	3,500,000

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2024

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 0.35%
Development Authority of Appling County-Georgia Power Co	4.350%	4/1/2024	9/1/2041	BBB+	$15,300,000	$15,300,000
Total Short-Term Investments (cost $18,800,000)						18,800,000
Total Investments in Securities 101.80% (cost $4,377,473,133)						4,420,807,950
Other Assets and Liabilities – Net(h) (1.80)%						(77,989,777)
Net Assets 100.00%						$4,342,818,173

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NATL	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by-Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $163,664,964, which represents 3.77% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) to Financial Statements for details of Municipal Bonds Held in Trust.
(e)	This investment has been rated by Fitch IBCA.
(f)	Securities purchased on a when-issued basis (See Note 2(g)).
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2024	677	Short	$(80,147,743)	$(81,536,187)	$(1,388,444)

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2024

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)
Corporate-Backed	$–	$354,956,027	$4,237,000	$359,193,027
Special Tax	–	68,190,769	207,214	68,397,983
Remaining Industries	–	3,974,416,940	–	3,974,416,940
Short-Term Investments
Variable Rate Demand Notes	–	18,800,000	–	18,800,000
Total	$–	$4,416,363,736	$4,444,214	$4,420,807,950
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,388,444)	–	–	(1,388,444)
Total	$(1,388,444)	$–	$–	$(1,388,444)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.76%

MUNICIPAL BONDS 99.76%

Corporate-Backed 19.22%
Allegheny County Industrial Development Authority-United States Steel Corp PA	5.125%		5/1/2030	BB-		$3,990,000	$4,188,290
Arkansas Development Finance Authority-Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2		35,135,000	34,818,420
Arkansas Development Finance Authority-Hybar LLC AMT†	6.875%		7/1/2048	NR		9,250,000	10,110,813
Arkansas Development Finance Authority-Hybar LLC AMT†	7.375%		7/1/2048	NR		15,000,000	16,488,609
Arkansas Development Finance Authority-United States Steel Corp AMT	5.45%		9/1/2052	BB-		18,000,000	18,399,236
Arkansas Development Finance Authority-US Steel Corp AMT	5.70%		5/1/2053	BB-		17,250,000	17,920,135
Avenir Community Development District FL	5.375%		5/1/2043	NR		4,000,000	4,052,281
Avenir Community Development District FL	5.625%		5/1/2054	NR		4,750,000	4,845,559
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2		17,240,000	17,334,754
Boggy Creek Improvement District FL	5.125%		5/1/2043	NR		1,775,000	1,807,715
Boggy Creek Improvement District FL	5.375%		5/1/2053	NR		4,300,000	4,370,156
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		3,800,000	3,832,028
Calhoun County Navigation Industrial Development Authority-Max Midstream Texas LLC AMT†	3.625%		7/1/2026	NR		12,800,000	12,025,814
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3		3,025,000	3,026,928
Chandler Industrial Development Authority-Intel Corp AZ AMT	4.10%	#(a)	12/1/2037	A-		3,500,000	3,519,861
City of Henderson-Pratt Paper LLC KY AMT†	4.70%		1/1/2052	NR		10,000,000	9,953,223
City of Houston Airport System Revenue-United Airlines Inc TX AMT	4.00%		7/15/2041	BB-	(b)	4,475,000	4,198,514
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/1/2029	BB-		18,325,000	18,332,145
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2028	BB-		5,000,000	5,117,658
City of Valparaiso-Pratt Paper LLC IN AMT	7.00%		1/1/2044	NR		4,000,000	4,008,356
Crosswinds East Community Development District FL	5.50%		5/1/2044	NR		1,000,000	1,014,716

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Crosswinds East Community Development District FL	5.75%		5/1/2054	NR	$1,500,000	$1,515,919
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	624,061
Downtown Doral South Community Development District FL†	5.00%		12/15/2048	NR	1,500,000	1,498,092
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	9,000,000	9,187,019
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	4,500,000	4,506,170
Greater Orlando Aviation Authority-JetBlue Airways Corp FL	5.00%		11/15/2036	NR	5,570,000	5,571,449
Hoover Industrial Development Board-United States Steel Corp AL AMT	5.75%		10/1/2049	BB-	17,200,000	17,813,362
Illinois Finance Authority-LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	10,000,000	10,883,796
Indiana Finance Authority-United States Steel Corp	4.125%		12/1/2026	BB-	6,500,000	6,503,762
Indiana Finance Authority-United States Steel Corp AMT	6.75%		5/1/2039	BB-	3,500,000	3,927,148
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	BBB-	18,950,000	18,879,910
Iowa Finance Authority-Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	4,090,000	4,272,673
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	BBB-	9,145,000	9,691,687
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%		12/1/2050	BBB-	23,370,000	24,680,019
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	12,500,000	12,722,300
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH AMT†	3.50%		12/1/2051	Ba1	3,000,000	2,310,789
Maricopa County Industrial Development Authority-Commercial Metals Co AZ†	4.00%		10/15/2047	BB+	4,580,000	4,138,469
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	3,430,000	2,058,000	(d)
Miami-Dade County Industrial Development Authority-CFC MB I LLC FL†	6.25%		1/1/2059	NR	8,000,000	8,055,244
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	5,000,000	5,001,743

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.00%		11/1/2027	B		$1,250,000	$1,232,752
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.875%		11/1/2042	B		17,000,000	15,278,675
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB-		17,210,000	17,248,351
New Jersey Economic Development Authority-United Airlines Inc	5.50%		6/1/2033	BB-		6,760,000	6,834,307
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		5,290,000	5,290,651
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR		16,700,000	16,708,138
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR		5,100,000	5,119,453
New York Liberty Development Corp.-3 World Trade Center LLC†	5.375%		11/15/2040	NR		5,000,000	5,016,749
New York Liberty Development Corp.-7 World Trade Center II LLC	3.125%		9/15/2050	Aaa		2,500,000	1,973,909
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+		2,000,000	1,935,423
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+		1,000,000	1,025,697
New York Transportation Development Corp.-American Airlines Inc AMT	3.00%		8/1/2031	BB-	(b)	1,000,000	942,302
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2026	B+		1,950,000	1,950,556
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2031	B+		21,480,000	21,481,935
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+		9,135,000	9,725,848
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+		9,165,000	9,691,692
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa3		8,000,000	8,149,550
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa3		8,000,000	8,494,177
Niagara Area Development Corp.-Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B		10,000,000	8,846,117
Ohio Air Quality Development Authority-AMG Vanadium LLC AMT†	5.00%		7/1/2049	B-		33,290,000	30,562,777
Parish of Beauregard-Officemax Inc LA	6.80%		2/1/2027	NR		5,000,000	5,009,513

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. James-NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	$1,000,000	$1,017,802
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB-	6,375,000	7,004,589
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB-	2,750,000	3,021,525
Parish of St. James-NuStar Logistics LP LA†	6.35%		7/1/2040	BB-	5,000,000	5,461,812
Parish of St. James-NuStar Logistics LP LA†	6.35%		10/1/2040	BB-	7,690,000	8,400,267
Parish of St. John the Baptist-Marathon Oil Corp LA	4.05%	#(a)	6/1/2037	BBB-	7,750,000	7,700,311
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2045	NR	1,385,000	1,244,322
Pennsylvania Economic Development Financing Authority-CONSOL Energy Inc AMT†	9.00%	#(a)	4/1/2051	BB	4,250,000	4,705,166
Pennsylvania Economic Development Financing Authority-New NGC Inc AMT	5.50%		11/1/2044	NR	1,000,000	1,003,405
Polk County Industrial Development Authority-Mineral Development LLC FL†	5.875%		1/1/2033	NR	7,020,000	6,778,120
Port Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	6.00%		1/1/2025	NR	3,270,000	3,216,731
Port Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	3.00%		1/1/2050	NR	7,250,000	4,724,845
Port Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	4.00%		1/1/2050	NR	11,590,000	9,196,655
Public Finance Authority-Ameream LLC WI†	6.75%		12/1/2042	NR	1,000,000	966,784
Public Finance Authority-Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	BBB-	4,000,000	3,950,236
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR	20,000,000	14,305,262
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	11,000,000	11,001,061
Public Finance Authority WI†	5.50%		12/15/2028	NR	11,000,000	11,062,822
Southwestern Illinois Development Authority-United States Street Corp	5.75%		8/1/2042	BB-	2,500,000	2,500,612
Spring Valley Community Infrastructure District No. 1 ID†	6.25%		9/1/2053	NR	7,000,000	7,079,908
Town of Rumford-OfficeMax Inc ME	6.875%		10/1/2026	NR	1,500,000	1,502,893
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.00%	#(a)	6/1/2035	B+	6,750,000	6,801,926

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.50%		12/1/2035	NR	$2,700,000	$2,700,604
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	4.50%		5/1/2032	NR	3,302,250	3,320,893
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR	22,035,000	22,249,002
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	9,000,000	9,082,280
Village Community Development District No. 15 FL†	5.25%		5/1/2054	NR	4,000,000	4,151,534
Virginia Small Business Financing Authority-Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	3,150,000	3,019,577
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	13,770,000	10,465,200	(d)
West Virginia Economic Development Authority-Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	4,000,000	4,084,720
Total						717,446,259

Education 7.23%
Arizona Industrial Development Authority-Academies of Math & Science Obligated Group†	5.625%		7/1/2048	BB+	2,235,000	2,251,438
Arizona Industrial Development Authority-Academies of Math & Science Obligated Group†	5.75%		7/1/2053	BB+	3,000,000	3,026,191
Arizona Industrial Development Authority-Odyssey Preparatory Academy Inc†	5.00%		7/1/2049	BB-	2,000,000	1,813,243
Arizona Industrial Development Authority-Odyssey Preparatory Academy Inc†	5.00%		7/1/2054	BB-	5,000,000	4,451,725
Build NYC Resource Corp.-East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%		6/1/2052	BB	1,250,000	1,291,747
Build NYC Resource Corp.-East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%		6/1/2062	BB	3,750,000	3,855,293
California Educational Facilities Authority-St Mary’s College of California	5.25%		10/1/2044	BBB-	600,000	634,244
California Educational Facilities Authority-St Mary’s College of California	5.50%		10/1/2053	BBB-	2,200,000	2,322,154
California Municipal Finance Authority-SDORI Charter School Properties LLC†	5.625%		3/1/2045	B+	11,500,000	11,068,771

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Camden County Improvement Authority-KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2062	BBB		$2,535,000	$2,718,295
Capital Trust Agency, Inc.-Advantage Academy of Hillsborough Obligated Group FL	5.00%	12/15/2049	Baa3		1,360,000	1,305,767
Capital Trust Agency, Inc.-Advantage Academy of Hillsborough Obligated Group FL	5.00%	12/15/2054	Baa3		705,000	667,204
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2039	NR		1,950,000	1,897,234
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2049	NR		9,815,000	9,174,588
Capital Trust Agency, Inc.-Southeastern University Obligated Group FL†	6.375%	5/1/2053	BB		6,150,000	6,266,193
Capital Trust Authority-Kipp Miami Obligated Group FL†	5.625%	6/15/2044	BB		410,000	417,916
Capital Trust Authority-Kipp Miami Obligated Group FL†	6.00%	6/15/2054	BB		1,155,000	1,184,177
Capital Trust Authority-Kipp Miami Obligated Group FL†	6.125%	6/15/2060	BB		800,000	821,422
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(b)	8,500,000	9,485,454
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,662,965
Chicago Board of Education IL GO	4.00%	12/1/2043	BB+		2,975,000	2,763,545
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		28,945,000	25,930,025
Chicago Board of Education IL GO	5.00%	12/1/2036	BB+		4,000,000	4,077,640
City of Jacksonville-Jacksonville University FL†	5.00%	6/1/2053	NR		6,500,000	5,968,334
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.75%	8/15/2045	NR		6,500,000	6,633,283	(d)
Columbus-Franklin County Finance Authority-Ohio Dominican University	6.50%	3/1/2048	NR		4,920,000	3,516,966
Columbus-Franklin County Finance Authority-Ohio Dominican University	6.50%	3/1/2053	NR		3,500,000	2,444,526
County of Tuscarawas-Ashland University OH	6.00%	3/1/2045	NR		5,000,000	5,005,394
Development Authority Of The City of Marietta-Life University Inc GA†	5.00%	11/1/2047	Ba3		8,000,000	7,454,705

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%	11/1/2037	Ba3	$13,000,000	$12,810,613
Florida Development Finance Corp.-Renaissance Charter School Inc†	6.75%	6/15/2053	NR	5,000,000	5,467,394
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%	9/15/2040	NR	1,505,000	1,417,941
Florida Higher Educational Facilities Financial Authority-Jacksonville University†	5.00%	6/1/2048	NR	9,000,000	8,413,068
Illinois Finance Authority-DePaul College Prep†	5.50%	8/1/2043	BB+	1,360,000	1,444,494
Illinois Finance Authority-DePaul College Prep†	5.625%	8/1/2053	BB+	4,500,000	4,703,920
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2045	BB	7,200,000	7,088,415
Louisiana Public Facilities Authority-Loyola University New Orleans	5.25%	10/1/2053	Baa1	14,000,000	14,731,479
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.25%	7/1/2044	NR	3,490,000	3,596,023
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.50%	7/1/2054	NR	5,660,000	5,806,983
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.625%	7/1/2059	NR	3,125,000	3,210,367
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.75%	7/1/2063	NR	1,000,000	1,028,656
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.25%	10/1/2040	NR	3,000,000	3,036,191
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.50%	10/1/2051	NR	7,915,000	7,953,574
Middlesex County Improvement Authority-Rutgers The State University of New Jersey(e)	5.00%	8/15/2053	Aa3	15,000,000	16,321,049
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2042	BBB-	3,725,000	3,845,415
Public Finance Authority-UMA Education Inc WI†	5.00%	10/1/2034	BB+	2,610,000	2,716,745

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2039	BB+	$7,750,000	$7,876,486
Public Finance Authority-Wingate University WI	5.25%		10/1/2043	BBB-	2,000,000	1,981,674
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.75%		6/15/2058	NR	19,000,000	19,245,011
State of Nevada Department of Business & Industry-Somerset Academy NLV Building 1/Sky Pointe/Stephanie/Losee Campuses†	5.00%		12/15/2048	BB	1,500,000	1,416,589
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.25%		7/1/2059	BBB	2,250,000	2,482,386
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	2,000,000	2,191,329
Total						269,896,241

Energy 0.09%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	3,180,000	3,256,429

Financial Services 0.50%
Berks County Industrial Development Authority-Tower Health Obligated Group PA	5.00%		11/1/2047	CCC+	12,925,000	6,708,068
Berks County Industrial Development Authority-Tower Health Obligated Group PA	5.00%		11/1/2050	CCC+	23,325,000	12,065,757
Total						18,773,825

General Obligation 11.45%
Academical Village Community Development District FL	3.625%		5/1/2040	NR	2,320,000	1,974,885
Academical Village Community Development District FL	4.00%		5/1/2051	NR	4,500,000	3,713,336
American Samoa Economic Development Authority	6.625%		9/1/2035	Ba3	2,275,000	2,354,042
American Samoa Economic Development Authority†	7.125%		9/1/2038	Ba3	7,020,000	7,657,152

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Arlington Higher Education Finance Corp.-Brooks Collegiate Academy/Brooks Lone Star Academy TX	5.00%		6/15/2041	NR	$3,000,000	$2,780,736
Arlington Higher Education Finance Corp.-Brooks Collegiate Academy/Brooks Lone Star Academy TX	5.00%		6/15/2051	NR	4,230,000	3,670,372
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	17,500,000	18,506,829
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	20,500,000	21,614,103
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	11,150,000	10,533,548
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	5,000,000	5,188,504
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	5,170,000	5,368,971
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	2,500,000	2,596,107
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	2,000,000	2,076,512
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	1,500,000	1,556,753
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	9,515,000	10,090,741
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+	9,015,000	9,023,387
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	8,410,000	8,410,998
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	6,750,000	7,465,004
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	4,875,000	5,422,149
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	5,000,000	5,231,572
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,000,000	2,213,411
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	3,840,000	3,996,937
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	6,560,000	7,131,063
City of Chicago IL GO	5.00%		1/1/2044	BBB+	3,000,000	3,091,053
City of Chicago IL GO	5.50%		1/1/2030	BBB+	3,435,000	3,472,219
City of Chicago IL GO	5.50%		1/1/2033	BBB+	3,305,000	3,340,302
City of Chicago IL GO	5.50%		1/1/2037	BBB+	1,000,000	1,007,980
City of Chicago IL GO	5.50%		1/1/2039	BBB+	2,125,000	2,346,943
City of Chicago IL GO	5.50%		1/1/2049	BBB+	9,090,000	9,477,276
City of Chicago IL GO	6.00%		1/1/2038	BBB+	18,085,000	18,948,684
City of New Haven CT GO	5.50%		8/1/2033	A-	1,000,000	1,082,742
City of New Haven CT GO	5.50%		8/1/2037	A-	1,280,000	1,376,397
City of Scranton PA GO†	5.00%		9/1/2028	BBB+	2,085,000	2,108,050
City of Scranton PA GO†	5.00%		9/1/2029	BBB+	1,000,000	1,008,981
City of Scranton PA GO	5.00%		11/15/2032	BBB+	10,920,000	10,933,721
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	18,255,500	10,574,499
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	12,985,000	12,255,910

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	$42,010,156	$38,685,506
County of Pasco-State of Florida Cigarette Tax Revenue (AGM)	5.75%		9/1/2054	AA	2,000,000	2,249,450
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2052	Baa2	4,750,000	4,831,341
Idaho Falls Auditorium District COPS†	5.25%		5/15/2051	NR	12,500,000	12,427,640
Main Street Natural Gas, Inc. GA	5.00%	#(a)	6/1/2053	A3	9,000,000	9,485,363
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	2,000,000	2,209,738
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	3,975,000	4,378,324
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	4,000,000	4,374,291
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	3,000,000	3,270,633
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%		6/15/2041	A2	1,500,000	1,698,816
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%		6/15/2042	A2	1,000,000	1,124,752
New York State Urban Development Corp.-State of New York Sales Tax Revenue	3.00%		3/15/2049	Aa1	10,000,000	7,845,086
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	6.00%		6/30/2061	Baa2	23,480,000	26,416,014
Public Finance Authority-Ameream LLC WI†	7.00%		12/1/2050	NR	14,400,000	14,090,399
Puerto Rico Public Finance Corp.	Zero Coupon		8/1/2031	NR	12,250,000	123	(d)
State of Illinois GO	4.00%		6/1/2037	A-	7,040,000	6,996,371
State of Illinois GO	5.00%		12/1/2048	A-	7,190,000	7,618,520
State of Illinois GO	5.50%		5/1/2039	A-	8,280,000	9,115,803
State of Illinois GO	5.50%		10/1/2039	A-	4,000,000	4,543,264
State of Illinois GO	5.50%		3/1/2042	A-	5,250,000	5,848,659
State of Illinois GO	5.50%		3/1/2047	A-	15,270,000	16,680,601
State of Illinois GO	5.50%		5/1/2047	A-	6,000,000	6,561,134
University City Industrial Development Authority MO	4.875%		6/15/2036	NR	1,200,000	1,225,544

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
University City Industrial Development Authority MO	5.50%		6/15/2042	NR	$6,000,000	$6,060,955
Total						427,340,196

Health Care 16.79%
Antelope Valley Healthcare District Obligated Group CA	5.00%		3/1/2041	BBB	4,000,000	3,978,246
Antelope Valley Healthcare District Obligated Group CA	5.00%		3/1/2046	BBB	3,300,000	3,159,086
Antelope Valley Healthcare District Obligated Group CA	5.25%		3/1/2036	BBB	1,000,000	1,015,224
Atlanta Development Authority-Georgia ProtonCare Center Inc(c)	6.00%		1/1/2023	NR	2,000,000	900,000
Atlanta Development Authority-Georgia ProtonCare Center Inc(c)	6.75%		1/1/2035	NR	1,500,000	675,000
Atlanta Development Authority-Georgia ProtonCare Center Inc(c)	7.00%		1/1/2040	NR	4,000,000	1,800,000
Berks County Industrial Development Authority-Tower Health Obligated Group PA	4.00%		11/1/2047	CCC+	15,315,000	7,959,918
Berks County Industrial Development Authority-Tower Health Obligated Group PA	4.00%		11/1/2050	CCC+	6,000,000	3,117,872
Berks County Industrial Development Authority-Tower Health Obligated Group PA	5.00%		11/1/2026	CCC+	3,235,000	2,109,233
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	#(a)	2/1/2040	CCC+	1,505,000	811,893
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2040	BB	4,880,000	4,633,352
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2045	BB	910,000	835,383
Bucks County Industrial Development Authority-Grand View Hospital/Sellersville Obligated Group PA	4.00%		7/1/2046	BB-	22,745,000	17,824,649
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	5.00%		7/1/2040	B-	11,020,000	9,578,780
California Municipal Finance Authority-Community Hospitals of Central California Obligated Group	3.00%		2/1/2046	A3	5,000,000	3,743,590

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Public Finance Authority-Kendal At Ventura†	10.00%	5/15/2028	NR		$6,500,000	$7,193,559	(d)
California Public Finance Authority-Kendal At Ventura†	12.00%	5/15/2028	NR		1,000,000	1,135,972	(d)
California Statewide Communities Development Authority-Eskaton Properties Inc Obligated Group	5.25%	11/15/2034	BBB-		1,565,000	1,565,304
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2041	BB		1,700,000	1,718,012
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2046	BB		6,000,000	6,049,465
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2044	BB		12,840,000	12,907,770
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB		29,545,000	29,869,274
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB		13,255,000	13,327,138
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB		17,750,000	18,241,457
California Statewide Communities Development Authority-Verity Health System of California Inc Obligated Group(c)	5.50%	7/1/2039	NR		56,803	53,395
California Statewide Communities Development Authority-Verity Health System of California Inc Obligated Group(c)	5.75%	7/1/2024	NR		13,909	13,074
California Statewide Communities Development Authority-Verity Health System of California Inc Obligated Group(c)	5.75%	7/1/2035	NR		27,817	26,148
Chester County Health & Education Facilities Authority-Immaculata University PA	5.00%	11/1/2037	BB-	(b)	4,000,000	3,570,218
Chester County Health & Education Facilities Authority-Immaculata University PA	5.00%	11/1/2046	BB-	(b)	4,100,000	3,355,925	(d)
City of Blaine-Crest View Obligated Group MN	6.125%	7/1/2050	NR		5,000,000	3,250,000

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
City of Fruita Healthcare Revenue-Lower Valley Hospital Association Obligated Group CO†	5.375%	1/1/2033	NR	$3,400,000	$3,247,282
City of Fruita Healthcare Revenue-Lower Valley Hospital Association Obligated Group CO†	5.50%	1/1/2048	NR	16,350,000	14,873,291
County of Cuyahoga-Metrohealth System OH	5.50%	2/15/2057	BBB	4,900,000	4,970,006
County of Howard-Columbia Vantage House Corp MD	5.00%	4/1/2044	NR	2,955,000	2,533,609
County of Howard-Columbia Vantage House Corp MD	5.00%	4/1/2046	NR	7,000,000	5,909,949
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+	2,765,000	2,748,669
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2044	BB+	21,190,000	19,809,132
County of Washington-Marietta Area Health Care Inc Obligated Group OH	6.75%	12/1/2052	NR	15,100,000	16,538,589
County of Wilson-Wilson County Hospital KS	5.60%	9/1/2036	NR	3,530,000	3,033,648	(d)
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR	2,225,000	2,255,244
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR	2,600,000	2,621,845
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	3,700,000	3,701,644
Duluth Economic Development Authority-Essentia Health Obligated Group MN	5.25%	2/15/2058	A-	10,500,000	10,739,835
Duluth Economic Development Authority-St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	BB+	5,000,000	5,188,644
Franklin Health & Educational Facilities Board-MTPC LLC Obligated Group TN†(c)	7.50%	6/1/2047	NR	7,635,000	839,850
Fulton County Industrial Development Authority-Fulton County Medical Center PA	5.00%	7/1/2046	NR	4,450,000	3,489,878
Fulton County Industrial Development Authority-Fulton County Medical Center PA	5.00%	7/1/2051	NR	5,000,000	3,825,598

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR		$1,500,000	$1,372,189
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2040	NR		3,000,000	2,618,348
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2049	BB+		7,500,000	7,865,917
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2053	BB+		8,000,000	8,283,638
Harris County Cultural Education Facilities Finance Corp.-Brazos Presbyterian Homes Obligated Group TX	5.125%	1/1/2048	BB+	(b)	1,655,000	1,461,354
Holmes County Hospital Corp. FL(c)	5.75%	11/1/2026	NR		3,280,000	3,119,940
Holmes County Hospital Corp. FL	6.00%	11/1/2038	NR		7,115,000	6,323,425
Idaho Health Facilities Authority-North Canyon Medical Center Inc	7.00%	11/1/2048	NR		8,000,000	8,466,703
Idaho Health Facilities Authority-North Canyon Medical Center Inc	7.125%	11/1/2057	NR		7,000,000	7,314,317
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	6.875%	11/15/2052	NR		4,000,000	4,285,309
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	7.00%	11/15/2057	NR		5,500,000	5,909,814
Jefferson County Public Hospital District No. 2 WA	6.875%	12/1/2053	NR		10,000,000	10,152,857
Kentucky Economic Development Finance Authority-Masonic Homes of Kentucky Inc Obligated Group	5.375%	11/15/2032	NR		1,100,000	1,019,908
King County Public Hospital District No. 4 WA	6.25%	12/1/2045	NR		4,000,000	4,015,145
Kremmling Memorial Hospital District CO†	6.375%	12/1/2049	NR		4,495,000	4,389,261
Kremmling Memorial Hospital District CO†	6.625%	12/1/2056	NR		6,125,000	5,970,851
Louisiana Local Government Environmental Facilities & Community Development Authority-St James Place of Baton Rouge Obligated Group	6.25%	11/15/2045	NR		6,100,000	6,007,132
Magnolia West Community Development District FL	5.35%	5/1/2037	NR		205,000	206,244

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Maryland Health & Higher Educational Facilities Authority-Doctors Hospital Inc Obligated Group	5.00%	7/1/2038	A3	$10,415,000	$10,578,472
Massachusetts Development Finance Agency-Ascentria Care Alliance Obligated Group†	5.00%	7/1/2041	NR	3,500,000	3,119,861
Massachusetts Development Finance Agency-Ascentria Care Alliance Obligated Group†	5.00%	7/1/2051	NR	5,625,000	4,703,380
Massachusetts Development Finance Agency-Ascentria Care Alliance Obligated Group†	5.00%	7/1/2056	NR	2,310,000	1,894,889
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	5,380,000	4,772,022
Michigan Finance Authority Provident Group-HFH Energy LLC	5.50%	2/28/2049	A3	1,100,000	1,210,881
Michigan Finance Authority Provident Group-HFH Energy LLC	5.50%	2/28/2057	A3	1,375,000	1,500,257
Moon Industrial Development Authority-Baptist Homes Society Obligated Group PA	6.00%	7/1/2045	NR	9,250,000	7,043,499
New Hampshire Business Finance Authority-Ascentria Care Alliance Obligated Group†	5.00%	7/1/2041	NR	1,885,000	1,649,070
New Hampshire Business Finance Authority-Ascentria Care Alliance Obligated Group†	5.00%	7/1/2051	NR	3,225,000	2,624,725
New Hampshire Business Finance Authority-Ascentria Care Alliance Obligated Group†	5.00%	7/1/2056	NR	1,910,000	1,520,778
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	1,500,000	1,449,486
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2045	B-	5,500,000	4,023,974
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	4.50%	7/1/2052	B-	3,240,000	2,488,492
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-	8,545,000	7,125,786
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2038	BB-	4,515,000	4,613,670

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%	8/15/2048	BB-	$7,135,000	$7,329,665
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.45%	8/15/2028	BB-	3,000,000	2,719,692
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2052	BB-	15,000,000	15,474,384
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2057	BB-	21,000,000	21,624,248
Philadelphia Authority for Industrial Development-Greater Philadelphia Health Action Inc PA	6.50%	6/1/2045	NR	2,485,000	2,489,667
Philadelphia Authority for Industrial Development-Greater Philadelphia Health Action Inc PA	6.625%	6/1/2050	NR	3,415,000	3,423,473
Public Finance Authority-Bancroft Neurohealth Obligated Group†	4.625%	6/1/2036	NR	4,330,000	3,971,639
Public Finance Authority-Bancroft Neurohealth Obligated Group†	5.125%	6/1/2048	NR	7,060,000	6,435,643
Public Finance Authority-Lehigh Valley Health Network Inc WI†	7.25%	12/1/2042	NR	8,750,000	8,838,266
Public Finance Authority-Lehigh Valley Health Network Inc WI†	7.50%	12/1/2052	NR	8,650,000	8,819,447
Public Finance Authority-Proton International Alabama LLC WI†(c)	6.85%	10/1/2047	NR	3,000,000	300,000
Public Finance Authority-Proton Intl-Delray LLC WI†(c)	6.85%	11/1/2046	NR	2,000,000	1,100,000
Public Finance Authority-RBS Evolution LLC WI†	10.00%	11/1/2038	NR	13,000,000	13,101,067
Rhode Island Health & Educational Building Corp.-Care New England Health System Obligated Group	5.00%	9/1/2036	B+	7,000,000	6,733,657
Rhode Island Health & Educational Building Corp.-Lifespan Obligated Group	5.25%	5/15/2049	BBB+	1,825,000	1,966,756
Rhode Island Health & Educational Building Corp.-Lifespan Obligated Group	5.25%	5/15/2054	BBB+	4,500,000	4,814,287
Shelby County Health Educational & Housing Facilities Board-Luke Inc Obligated Group TN	5.75%	10/1/2059	NR	10,000,000	7,048,505
Skagit County Public Hospital District No. 1 WA	5.50%	12/1/2054	Baa3	5,680,000	6,035,074

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority-Hampton Regional Medical Center Obligated Group	5.00%		11/1/2042	NR		$3,815,000	$3,555,027	(d)
South Carolina Jobs-Economic Development Authority-Hampton Regional Medical Center Obligated Group	5.00%		11/1/2046	NR		6,070,000	5,539,305	(d)
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	7.50%		11/15/2053	NR		9,000,000	9,490,477
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	7.75%		11/15/2058	NR		9,000,000	9,459,291
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2043	B+	(b)	5,025,000	4,805,916
Tarrant County Cultural Education Facilities Finance Corp TX(e)	5.00%		7/1/2053	A1		9,550,000	9,920,887
Upper San Juan Health Service District Medical Center Revenue CO	6.00%		6/1/2041	NR		2,225,000	2,229,343
Upper San Juan Health Service District Medical Center Revenue CO	6.125%		6/1/2046	NR		3,015,000	3,016,059
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%		9/1/2048	BBB+		2,060,000	2,360,816
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%		9/1/2053	BBB+		3,250,000	3,688,371
Westchester County Health Care Corp Obligated Group NY	6.25%		11/1/2052	BBB-		1,280,000	1,461,340
Westchester County Health Care Corp Obligated Group NY (AGM)	5.00%		11/1/2047	AA		2,875,000	3,066,446
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%		11/1/2053	AA		2,250,000	2,586,584
Wisconsin Health & Educational Facilities Authority-Ascension Health Credit Group	4.00%		11/15/2046	AA+		5,180,000	4,954,586
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.30%	#(a)	2/15/2053	BBB		12,450,000	12,450,000
Wisconsin Health & Educational Facilities Authority-Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%		2/1/2048	Ba2		4,000,000	3,677,808

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority-Wisconsin Masonic Home Obligated Group(f)	5.75%	8/15/2059	BBB-	(b)	$2,380,000	$2,426,347
Total						626,761,317

Housing 4.78%
California Community Housing Agency Arbors Apartments†	5.00%	8/1/2050	NR		11,000,000	10,533,613
California Community Housing Agency Summit at Sausalito Apartments†	3.00%	2/1/2057	NR		14,105,000	9,751,242
California Community Housing Agency Summit at Sausalito Apartments†	4.00%	2/1/2050	NR		22,285,000	16,609,918
California Housing Finance Agency	3.25%	8/20/2036	BBB		2,409,695	2,223,464
California Municipal Finance Authority-Caritas Affordable Housing Inc	5.25%	8/15/2039	A-		550,000	552,363
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2038	Baa3		1,000,000	1,044,104
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2040	Baa3		1,000,000	1,032,610
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2048	Baa3		1,350,000	1,366,048
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2053	Baa3		1,770,000	1,779,802
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2058	Baa3		1,750,000	1,750,288
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR		9,650,000	7,968,607
CSCDA Community Improvement Authority Dublin CA†	4.00%	2/1/2057	NR		4,500,000	3,364,327
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%	8/1/2056	NR		14,500,000	10,664,580
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%	3/1/2057	NR		7,000,000	4,872,437
CSCDA Community Improvement Authority Orange Portfolio CA†	4.00%	3/1/2057	NR		3,500,000	2,595,397

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
CSCDA Community Improvement Authority Pasadena Portfolio CA†	4.00%	12/1/2056	NR		$13,250,000	$9,896,318
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR		16,640,000	12,327,105	(d)
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR		13,980,000	9,124,426
Indiana Finance Authority-CHF-Tippecanoe LLC	5.00%	6/1/2053	BBB-		3,285,000	3,383,082
Indiana Finance Authority-CHF-Tippecanoe LLC	5.375%	6/1/2064	BBB-		5,450,000	5,680,891
Iowa Finance Authority-Lifespace Communities Inc Obligated Group IA	7.50%	5/15/2053	BBB	(b)	5,750,000	6,343,418
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.25%	7/1/2049	AA		2,500,000	2,712,271
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-		2,000,000	2,178,234
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-		5,000,000	5,508,952
New Hampshire Business Finance Authority	4.375%	9/20/2036	BBB		5,377,370	5,278,821
New York State Housing Finance Agency (SONYMA/FNMA)	3.25%	11/1/2052	Aa2		5,000,000	3,887,681
Palm Beach County School District-Lifespace Communities Inc Obligated Group FL	7.50%	5/15/2053	BBB	(b)	1,000,000	1,103,203
Palm Beach County School District-Lifespace Communities Inc Obligated Group FL	7.625%	5/15/2058	BBB	(b)	2,000,000	2,208,182
Public Finance Authority-CHF-Manoa LLC WI†	5.75%	7/1/2053	BBB-		4,470,000	4,771,279
Public Finance Authority-CHF-Manoa LLC WI†	5.75%	7/1/2063	BBB-		9,870,000	10,458,945
Roanoke County Economic Development Authority-Friendship Foundation VA(c)	5.25%	9/1/2049	NR		6,835,000	6,338,826
Roanoke County Economic Development Authority-Friendship Foundation VA(c)	5.375%	9/1/2054	NR		2,505,000	2,323,154
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	7.00%	9/1/2053	BB+	(b)	8,000,000	8,963,084
Total						178,596,672

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 0.41%
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	BBB+	$1,175,000	$1,178,117
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	BBB+	6,500,000	6,507,161
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%	6/15/2043	A2	3,800,000	3,978,546
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2035	A2	3,250,000	3,499,694
Total					15,163,518

Other Revenue 5.43%
Anson Education Facilities Corp.-Arlington Classics Academy TX	5.00%	8/15/2045	BBB-	2,250,000	2,261,289
Arizona Industrial Development Authority-American Charter Schools Foundation†	6.00%	7/1/2047	BB+	2,460,000	2,506,846
Arizona Industrial Development Authority-Odyssey Preparatory Academy Inc†	5.50%	7/1/2052	BB-	750,000	723,893
Arlington Higher Education Finance Corp.-Newman International Academy TX	5.50%	8/15/2046	NR	5,000,000	4,711,560
Broward County Convention Center FL(e)	5.50%	1/1/2055	AA	17,000,000	18,627,187
California School Finance Authority-Kipp SoCal Public Schools Obligated†	5.125%	7/1/2044	BBB	2,390,000	2,392,632
Capital Trust Agency, Inc.-Educational Growth Fund FL†	5.00%	7/1/2056	NR	18,350,000	16,866,852
Capital Trust Agency, Inc.-Franklin Academy Series 2020 Obligated Group FL†	5.00%	12/15/2050	NR	14,700,000	12,771,569
Chester County Industrial Development Authority-Collegium Charter School PA	5.125%	10/15/2037	BB	1,000,000	989,079
Chester County Industrial Development Authority-Collegium Charter School PA	5.25%	10/15/2047	BB	2,500,000	2,345,920
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.25%	12/1/2038	BB+	1,400,000	1,427,123
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.50%	12/1/2043	BB+	1,850,000	1,882,535

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.50%		12/1/2053	BB+	$11,485,000	$11,568,487
Clifton Higher Education Finance Corp.-IDEA Public Schools TX	6.00%		8/15/2043	A-	1,000,000	1,001,066
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	6.125%		8/15/2048	Baa3	22,025,000	22,504,685
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	796,127	201,221
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	25,593,914	15,068,417
Florida Development Finance Corp.-Franklin Academy Series 2016 Obligated Group†	5.00%		7/15/2046	NR	4,000,000	3,773,962
Florida Development Finance Corp.-Palm Bay Academy Inc†	Zero Coupon		5/15/2037	NR	1,220,000	244,000
Florida Development Finance Corp.-Palm Bay Academy Inc†	Zero Coupon		5/15/2037	NR	940,000	9
Florida Development Finance Corp.-Palm Bay Academy Inc†	6.375%		5/15/2037	NR	2,620,000	2,298,901
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2015 Obligated Group†	6.125%		6/15/2046	NR	5,000,000	5,037,997
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%		9/15/2050	NR	3,505,000	3,102,128
GDB Debt Recovery Authority of Puerto Rico	7.50%		8/20/2040	NR	424,598	403,368
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2046	BB	5,130,000	5,014,491
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group†	5.00%		7/1/2049	NR	6,000,000	5,506,384
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group†	5.00%		7/1/2055	NR	4,000,000	3,613,460
Jefferson Parish Economic Development & Port District-Kenner Discovery Health Science Foundation Inc LA†	5.50%		6/15/2038	NR	3,200,000	3,229,548

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Jefferson Parish Economic Development & Port District-Kenner Discovery Health Science Foundation Inc LA†	5.625%	6/15/2048	NR	$4,350,000	$4,346,723	(d)
Main Street Natural Gas, Inc. GA	5.00%	5/15/2043	A1	1,900,000	1,942,382
Maricopa County Industrial Development Authority-Paragon Management Inc AZ†	5.00%	7/1/2047	BB+	4,000,000	3,950,944	(d)
Maryland Economic Development Corp.(c)	5.00%	12/1/2031	NR	10,700,000	6,420,000	(d)
Maryland Economic Development Corp.(c)	5.25%	12/1/2031	NR	3,000,000	1,800,000	(d)
Michigan Finance Authority-Bradford Academy	4.30%	9/1/2030	NR	845,000	778,727
Michigan Finance Authority-Bradford Academy	4.80%	9/1/2040	NR	1,845,000	1,562,642
Michigan Finance Authority-Bradford Academy	5.00%	9/1/2050	NR	3,010,000	2,424,154
Michigan Public Educational Facilities Authority-Crescent Academy	7.00%	10/1/2036	NR	607,500	607,849
New Jersey Economic Development Authority-New Jersey Transit Corp	5.00%	11/1/2052	A2	12,010,000	12,789,371
Plymouth Educational Center Charter School MI	5.375%	11/1/2030	D	1,425,000	869,250
Utah Charter School Finance Authority-Freedom Academy Foundation†	5.375%	6/15/2048	NR	5,150,000	4,620,550
Washington State Convention Center Public Facilities District	3.00%	7/1/2043	BBB-	4,375,000	3,532,759
Washington State Convention Center Public Facilities District	3.00%	7/1/2058	BBB-	2,400,000	1,674,961
Washington State Convention Center Public Facilities District	4.00%	7/1/2058	BBB-	6,000,000	5,403,591
Total					202,798,512

Special Tax 3.37%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	2,425,000	2,476,196
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	3,215,000	3,200,091
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	11,375,000	11,914,746
Anne Arundel County Consolidated Special Taxing District MD	5.125%	7/1/2036	NR	1,030,000	1,031,774

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Anne Arundel County Consolidated Special Taxing District MD	5.25%	7/1/2044	NR	$2,150,000	$2,151,408
Arborwood Community Development District FL	6.90%	5/1/2036	NR	610,000	610,214
Arborwood Community Development District FL	6.90%	5/1/2036	NR	45,000	45,008
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2053	NR	4,000,000	3,863,114	(d)
Celebration Pointe Community Development District No. 1 FL	3.375%	5/1/2041	NR	3,970,000	3,323,729
Celebration Pointe Community Development District No. 1 FL	5.00%	5/1/2048	NR	6,555,000	6,556,577
City of Baltimore MD	4.875%	6/1/2042	NR	1,275,000	1,280,281
City of Baltimore MD	5.00%	6/1/2051	NR	1,600,000	1,600,684
Grandview Industrial Development Authority MO Tax Allocation(c)	5.75%	12/1/2028	NR	1,000,000	380,000	(d)
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,500,000	2,897,944
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	8,975,000	6,892,056
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A	3,375,000	3,381,255
Lakewood Ranch Stewardship District FL	6.30%	5/1/2054	NR	4,500,000	4,731,551
Miami World Center Community Development District FL	5.25%	11/1/2049	NR	4,500,000	4,579,027
Mida Mountain Village Public Infrastructure District-Mountain Village Assessment Area No 2 UT†	4.00%	8/1/2050	NR	8,500,000	6,813,994
Mida Mountain Village Public Infrastructure District UT†	4.25%	8/1/2035	NR	3,290,000	3,165,616
Mida Mountain Village Public Infrastructure District UT†	5.00%	8/1/2050	NR	3,500,000	3,289,856
Military Installation Development Authority UT	4.00%	6/1/2052	NR	11,485,000	8,474,435
Northern Palm Beach County Improvement District FL	5.00%	8/1/2046	NR	5,000,000	5,001,985
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	871,195
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2045	NR	6,050,000	5,745,810

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Prince George’s County Revenue Authority-County of Prince George’s MD Suitland-Naylor Road Development District†	5.00%	7/1/2046	NR	$5,000,000	$4,969,945
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,723,936
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2041	NR	2,000,000	1,404,776
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2051	NR	6,520,000	3,926,793
Scranton Redevelopment Authority PA GTD	5.00%	11/15/2028	BBB+	3,720,000	3,722,958
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,485,000	133,650	(d)
Tern Bay Community Development District FL	5.375%	5/1/2037	NR	330,000	330,191
Village Metropolitan District CO GO	5.00%	12/1/2040	NR	2,000,000	1,996,675
Village Metropolitan District CO GO	5.00%	12/1/2049	NR	4,085,000	3,995,638
West Villages Improvement District FL	4.75%	5/1/2039	NR	1,750,000	1,709,413
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,870,000	1,900,171
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,000,000	1,019,741
Westview South Community Development District FL	5.60%	5/1/2053	NR	2,805,000	2,851,829
Westview South Community Development District FL	5.625%	5/1/2053	NR	1,000,000	1,022,415
Total					125,986,677

Tax Revenue 5.09%
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	2,750,000	2,883,006
Chicago Trans Authority Sales Tax Receipts Fund IL	5.00%	12/1/2046	A+	6,000,000	6,108,148
City of Reno-County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR	18,500,000	1,940,857
City of Sparks NV†	2.75%	6/15/2028	Baa2	590,000	567,667
County of Monongalia-Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.00%	6/1/2033	NR	500,000	521,760

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
County of Monongalia-Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.75%		6/1/2043	NR	$1,000,000	$1,064,004
County of Monongalia-Monongalia County Building Commission Development District No 4 WV Tax Allocation†	6.00%		6/1/2053	NR	1,750,000	1,870,632
Metropolitan Pier & Exposition Authority IL	5.50%		6/15/2053	A	9,150,000	9,290,771
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon		12/15/2037	A	10,000,000	5,896,998
New York Liberty Development Corp. TCRS (BAM)	3.00%		2/15/2042	AA	4,000,000	3,460,376
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%		3/15/2049	Aa1	2,480,000	1,941,992
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%		3/15/2047	AA+	3,740,000	2,997,451
Public Finance Authority-Southeast Overtown Park West Community Redevelopment Agency WI†(f)	5.00%		6/1/2041	NR	4,000,000	3,901,108
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	3,965,000	2,751,576
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	20,225,000	20,254,168
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	2,010,000	2,012,899
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	44,699,000	44,695,884
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%		7/1/2058	NR	72,460,000	72,756,905
Washington State Convention Center Public Facilities District	3.00%		7/1/2048	BBB-	6,710,000	5,123,693
Total						190,039,895

Taxable Revenue-Water & Sewer 0.63%
City of Chicago Waterworks Revenue IL (e)	5.50%		11/1/2062	AA	20,290,000	22,326,703
Los Angeles Department of Water & Power Water System Revenue CA	3.75%	#(a)	7/1/2045	Aa2	1,275,000	1,275,000
Total						23,601,703

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco 6.96%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	$88,805,000	$84,108,512
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	26,325,000	6,729,749
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	42,500,000	2,246,818
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2046	NR	4,780,000	1,030,858
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	21,000,000	2,356,784
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	100,000,000	10,097,470
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	30,000,000	1,986,237
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	190,000,000	21,546,038
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	47,000,000	3,751,324
Iowa Tobacco Settlement Authority	4.00%	6/1/2049	BBB+	4,175,000	3,964,890
Michigan Finance Authority Tobacco Settlement Revenue	4.00%	6/1/2049	BBB+	4,005,000	3,665,502
Michigan Tobacco Settlement Finance Authority	Zero Coupon	6/1/2058	NR	103,300,000	4,141,876
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	22,900,000	1,249,939
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	50,000,000	3,257,600
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+	3,170,000	3,015,976
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+	3,305,108	3,295,520
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	41,035,000	2,699,717
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	10,000,000	5,140,175
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR	20,000,000	1,956,776
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-	15,000,000	3,021,713

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Tobacco Settlement Financing Corp. RI	Zero Coupon	6/1/2052	CCC-		$25,885,000	$4,723,736
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-		9,500,000	2,543,901
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-		110,695,000	30,316,936
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		36,360,000	34,447,889
TSASC, Inc. NY	5.00%	6/1/2045	CCC+		7,170,000	6,648,312
TSASC, Inc. NY	5.00%	6/1/2048	NR		12,835,000	11,725,701
Total						259,669,949

Transportation 9.24%
Central Texas Turnpike System	5.00%	8/15/2042	A-		6,265,000	6,274,703
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%	7/15/2027	BB-	(b)	5,400,000	5,491,160
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%	7/15/2028	BB-		3,500,000	3,582,360
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2040	AA		8,495,000	8,564,897
City of Reno-County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR		26,000,000	3,449,844
City of Salt Lake City Airport Revenue UT AMT	5.50%	7/1/2053	A+		2,500,000	2,737,477
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2044	A		8,000,000	8,289,520
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2031	A+		20,000,000	15,628,742
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A		5,500,000	5,050,587
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2048	AA		1,250,000	1,350,343
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2053	AA		2,000,000	2,139,442
Greater Orlando Aviation Authority FL AMT 4.00%		10/1/2049	AA-		6,370,000	5,940,276
Maryland Economic Development Corp.-City of Baltimore Port Covington Development District Tax Allocation	4.00%	9/1/2050	NR		10,000,000	8,244,447
Maryland Economic Development Corp.-CONSOL Marine Terminals LLC	5.75%	9/1/2025	BB		9,000,000	9,059,568

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%	6/30/2047	Baa3	$2,500,000	$2,629,523
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%	6/30/2055	Baa3	12,610,000	13,177,413
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2052	A1	9,400,000	10,203,105
Metropolitan Transportation Authority NY(e)	4.75%	11/15/2045	A-	14,710,000	15,117,911
Metropolitan Transportation Authority NY	5.25%	11/15/2044	A-	12,500,000	12,631,685
Metropolitan Transportation Authority NY	5.25%	11/15/2049	A-	7,500,000	8,136,253
Metropolitan Transportation Authority NY(e)	5.25%	11/15/2055	A-	7,000,000	7,348,991
New Jersey Transportation Trust Fund Authority	5.50%	6/15/2050	A2	2,000,000	2,216,764
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.375%	6/30/2060	Baa3	34,340,000	36,313,994
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	6.00%	6/30/2054	Baa3	16,500,000	18,296,848
New York State Thruway Authority TCRS (BAM)	3.00%	1/1/2051	AA	5,365,000	4,052,676
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.375%	10/1/2045	Baa3	16,765,000	16,592,121
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3	8,480,000	8,798,775
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa3	13,000,000	14,206,279
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa3	9,000,000	10,224,065
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	5,000,000	4,674,757
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	8,730,000	8,736,868
North Parkway Municipal Management District No. 1 TX†	4.75%	9/15/2041	NR	2,930,000	2,796,460
North Parkway Municipal Management District No. 1 TX†	5.00%	9/15/2051	NR	4,875,000	4,559,063
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	10,500,000	10,573,074
Port Authority of New York & New Jersey AMT	5.00%	12/1/2053	AA-	7,075,000	7,419,327

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	5.25%		8/1/2047	AA-	$5,000,000	$5,380,059
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	3,500,000	3,801,579
Port of Portland Airport Revenue OR AMT	5.50%		7/1/2048	AA-	6,250,000	6,910,830
San Diego County Regional Airport Authority CA AMT	4.00%		7/1/2046	A2	7,330,000	7,075,453
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2056	A2	5,000,000	5,216,498
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners LLC AMT	5.50%		12/31/2058	Baa1	5,000,000	5,470,264
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	4.00%		1/1/2048	BBB	7,205,000	6,649,706
Total						345,013,707

Utilities 8.57%
Baltimore Proj Revenue MD(e)	5.25%		7/1/2047	AA-	7,195,000	7,896,217
Baltimore Proj Revenue MD(e)	5.25%		7/1/2052	AA-	12,190,000	13,378,025
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	4,100,000	4,120,468
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	9,915,000	9,815,739
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	6,250,000	6,759,447
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	10,075,776
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	16,335,000	17,358,768
California Community Choice Financing Authority	5.00%	#(a)	5/1/2054	A1	15,000,000	16,160,723
California Community Choice Financing Authority(e)	5.25%	#(a)	11/1/2054	A2	14,000,000	15,043,529
Charlotte County Industrial Development Authority-MSKP Town & Country Utility LLC†	5.00%		10/1/2034	NR	1,000,000	1,024,670
Charlotte County Industrial Development Authority-MSKP Town & Country Utility LLC†	5.00%		10/1/2049	NR	5,500,000	5,506,125
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	3,710,000	3,718,056
City of Osceola-Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	16,450,000	16,453,890
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	11,125,000	11,964,528
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	11,750,000	12,814,797
County of Washoe-Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	2,000,000	2,032,015
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	7,500,000	8,301,905

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Florida Development Finance Corp.-Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	$4,250,000	$3,575,996
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	5.25%		8/1/2029	NR	7,000,000	7,047,955
Kentucky Public Energy Authority	5.00%	#(a)	5/1/2055	A2	8,000,000	8,470,010
Main Street Natural Gas, Inc. GA	4.00%	#(a)	5/1/2052	A3	2,115,000	2,108,716
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	33,000,000	32,119,210
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	2,165,000	2,153,028
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	9,000,000	9,431,575
Montgomery County Industrial Development Authority-Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+	8,000,000	8,216,971
Northern Palm Beach County Improvement District FL	5.00%		8/1/2034	NR	2,000,000	2,003,930
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	16,069,965
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	8,750,000	8,345,308
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,584,651
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2047	NR	14,000,000	14,262,031
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3	13,750,000	14,710,460
Southeast Energy Authority A Cooperative District AL	4.00%	#(a)	12/1/2051	A1	6,000,000	5,965,327
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1	5,000,000	5,339,080
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A1	14,250,000	15,961,149
Total						319,790,040
Total Municipal Bonds (cost $3,758,176,243)						3,724,134,940

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.81%

VARIABLE RATE DEMAND NOTES 0.81%

General Obligation 0.77%
City of New York NY GO	4.000%	4/1/2024	4/1/2042	AA	$11,990,000	$11,990,000
City of New York NY GO	4.250%	4/1/2024	4/1/2042	AA	16,600,000	16,600,000
Total						28,590,000

Utilities 0.04%
New York City Municipal Water Finance Authority NY	3.900%	4/1/2024	6/15/2045	AA+	1,500,000	1,500,000
Total Short-Term Investments (cost $30,090,000)						30,090,000
Total Investments in Securities 100.57% (cost $3,788,266,243)						3,754,224,940
Other Assets and Liabilities – Net(h) (0.57)%						(21,206,399)
Net Assets 100.00%						$3,733,018,541

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
FNMA	Federal National Mortgage Association.
GTD	Guaranteed.
NATL	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SONYMA	State of New York Mortgage Agency.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $1,064,166,412, which represents 28.51% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) to Financial Statements for details of Municipal Bonds Held in Trust.
(f)	Securities purchased on a when-issued basis (See Note 2(g)).
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Futures Contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2024	114	Short	$(13,440,730)	$(13,729,875)	$(289,145)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)
Corporate-Backed	$–	$704,923,059	$12,523,200	$717,446,259
Education	–	263,262,958	6,633,283	269,896,241
General Obligation	–	427,340,073	123	427,340,196
Health Care	–	602,947,881	23,813,436	626,761,317
Housing	–	166,269,567	12,327,105	178,596,672
Other Revenue	–	186,280,845	16,517,667	202,798,512
Special Tax	–	121,609,913	4,376,764	125,986,677
Remaining Industries	–	1,175,309,066	–	1,175,309,066
Short-Term Investments
Variable Rate Demand Notes	–	30,090,000	–	30,090,000
Total	$–	$3,678,033,362	$76,191,578	$3,754,224,940
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(289,145)	–	–	(289,145)
Total	$(289,145)	$–	$–	$(289,145)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investment Type	Municipals Securities
Balance as of October 1, 2023	$60,493,822
Accrued Discounts (Premiums)	109,304
Realized Gain (Loss)	(29,049)
Change in Unrealized Appreciation (Depreciation)	5,546,013
Purchases	–
Sales	(2,447,051)
Transfers into Level 3(a)	42,603,136
Transfers out of Level 3(a)	(30,084,597)
Balance as of March 31, 2024	$76,191,578
Change in unrealized appreciation/depreciation for the period ended March 31, 2024, related to Level 3 investments held at March 31, 2024	$5,456,026

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.23%

MUNICIPAL BONDS 99.23%

Airlines 0.46%
New Jersey Economic Development Authority-Port Newark Container Terminal LLC AMT	5.00%		10/1/2026	Baa2		$2,135,000	$2,187,301
New Jersey Economic Development Authority-Port Newark Container Terminal LLC AMT	5.00%		10/1/2027	Baa2		3,370,000	3,504,626
Total							5,691,927

Corporate-Backed 26.29%
Allegheny County Industrial Development Authority-United States Steel Corp PA	4.875%		11/1/2024	BB-		1,500,000	1,503,048
Allegheny County Industrial Development Authority-United States Steel Corp PA	5.125%		5/1/2030	BB-		10,485,000	11,006,071
Avenir Community Development District FL	4.50%		5/1/2030	NR		2,420,000	2,450,382
Boggy Creek Improvement District FL	4.50%		5/1/2033	NR		1,075,000	1,091,054
Cabot Citus Farms Community Development District FL	5.25%		3/1/2029	NR		6,200,000	6,252,257
Calhoun County Navigation Industrial Development Authority-Max Midstream Texas LLC AMT†	3.625%		7/1/2026	NR		2,500,000	2,348,792
California Municipal Finance Authority-United Airlines Inc AMT	4.00%		7/15/2029	BB-		4,700,000	4,666,634
California Municipal Finance Authority-Waste Management Inc AMT	4.125%	#(a)	10/1/2041	A-		3,000,000	3,013,441
California Municipal Finance Authority-Waste Management Inc AMT	4.80%	#(a)	11/1/2041	A-		2,500,000	2,506,927
Chandler Industrial Development Authority-Intel Corp AZ AMT	5.00%	#(a)	6/1/2049	A-		8,830,000	8,839,664
City of Henderson-Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR		4,750,000	4,655,652
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2027	BB-	(b)	1,000,000	1,016,881
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/1/2029	BB-		7,225,000	7,227,817
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2028	BB-		2,500,000	2,558,829
City of Houston Airport System Revenue-United Airlines Inc TX AMT	6.50%		7/15/2030	BB-		4,000,000	4,002,574

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
City of Whiting-BP Products North America Inc IN AMT	5.00%	#(a)	11/1/2047	A1	$4,500,000	$4,511,815
County of Clark-Southern California Edison Co NV	2.10%		6/1/2031	A2	5,060,000	4,364,882
Crosswinds East Community Development District-Crosswinds East Community Development District Assessment Area One FL	4.625%		5/1/2031	NR	500,000	503,647
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	3,375,000	3,445,132
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	3,910,000	3,915,361
Greater Orlando Aviation Authority-JetBlue Airways Corp FL	5.00%		11/15/2026	NR	2,600,000	2,601,067
Hoover Industrial Development Board-United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB-	1,570,000	1,740,703
Illinois Finance Authority-LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	5,000,000	5,441,898
Iowa Finance Authority-Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	8,370,000	8,743,833
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	7,880,000	8,020,138
Love Field Airport Modernization Corp.-Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	5,540,000	5,540,796
Maryland Industrial Development Financing Authority-Occidental Petroleum Corp	5.69%	#(a)	3/1/2030	Baa3	5,645,000	5,645,000
Michigan Strategic Fund-Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	BB	3,635,000	3,634,140
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	10,000,000	10,003,486
Mississippi Business Finance Corp.-Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-	2,000,000	2,000,019
Montgomery County Industrial Development Authority-Constellation Energy Generation PA AMT	4.45%	#(a)	10/1/2034	BBB+	7,500,000	7,673,841
New Hampshire Business Finance Authority-Casella Waste Systems Inc†	2.95%		4/1/2029	B+	3,300,000	3,055,175
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.00%		11/1/2027	B	1,525,000	1,503,957
New Hampshire Business Finance Authority-Waste Management Inc AMT	Zero Coupon	#(a)	7/1/2027	A-	3,160,000	3,143,586	(c)

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB-	$8,365,000	$8,383,641
New Jersey Economic Development Authority-United Airlines Inc	5.75%		9/15/2027	BB-	6,500,000	6,503,844
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	860,000	860,106
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR	8,660,000	8,693,033
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+	2,475,000	2,407,565
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	1,000,000	913,326
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+	4,500,000	4,354,701
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,025,697
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2026	B+	4,155,000	4,156,185
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2031	B+	13,000,000	13,001,171
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+	2,245,000	2,390,206
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+	2,500,000	2,643,669
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2027	Baa3	5,000,000	5,152,292
Niagara Area Development Corp.-Covanta Holding Corp NY†	3.50%		11/1/2024	B	7,600,000	7,570,904
Parish of St. James-NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	4,225,000	4,300,212
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB-	7,095,000	7,795,696
Pennsylvania Economic Development Financing Authority-CONSOL Energy Inc AMT†	9.00%	#(a)	4/1/2051	BB	3,125,000	3,459,681
Pennsylvania Economic Development Financing Authority-Covanta Holding Corp AMT†	3.25%		8/1/2039	B	5,000,000	3,771,329
Polk County Industrial Development Authority-Mineral Development LLC FL†	5.875%		1/1/2033	NR	1,310,000	1,264,863
Port Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	6.00%		1/1/2025	NR	3,230,000	3,177,383

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Port Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	1.875%		1/1/2026	NR	$2,710,000	$2,578,145
Port Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	2.00%		1/1/2027	NR	1,250,000	1,159,052
Port Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	2.125%		1/1/2028	NR	775,000	701,914
Port Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	2.25%		1/1/2029	NR	1,300,000	1,152,556
Port Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	2.625%		1/1/2031	NR	1,600,000	1,379,566
Port of Seattle Industrial Development Corp.-Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BB+	2,350,000	2,350,318
Public Finance Authority-Ameream LLC WI†	5.00%		12/1/2027	NR	1,275,000	1,200,679
Public Finance Authority-Ameream LLC WI†	6.50%		12/1/2037	NR	2,000,000	1,904,656
Public Finance Authority-Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	BBB-	1,885,000	1,861,549
Public Finance Authority-Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	10,975,000	11,125,489
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	9,585,000	8,191,114
Public Finance Authority WI†	5.50%		12/15/2028	NR	4,000,000	4,022,844
South Carolina Jobs-Economic Development Authority-International Paper Co AMT	4.00%	#(a)	4/1/2033	BBB	2,285,000	2,292,399
Southwestern Illinois Development Authority-United States Street Corp	5.75%		8/1/2042	BB-	10,000,000	10,002,447
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.00%	#(a)	6/1/2035	B+	7,150,000	7,205,003
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.50%		6/1/2035	NR	2,875,000	2,875,643
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	4.50%		5/1/2032	NR	9,949,485	10,005,655
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR	2,500,000	2,524,280
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,550,282

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Village Community Development District No. 15 FL†	4.25%		5/1/2028	NR		$1,000,000	$1,011,387
Village Community Development District No. 15 FL†	4.375%		5/1/2033	NR		1,500,000	1,546,604
West Virginia Economic Development Authority-Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB		1,700,000	1,736,006
Total							322,831,591

Education 8.78%
Arizona Industrial Development Authority-Academies of Math & Science Obligated Group†	5.00%		7/1/2029	BB+		1,500,000	1,522,949
Arizona Industrial Development Authority-BASIS Schools Inc Obligated Group†	5.125%		7/1/2037	BB		970,000	978,829
Arizona Industrial Development Authority-Odyssey Preparatory Academy Inc†	4.00%		7/1/2029	BB-		385,000	373,967
Build NYC Resource Corp.-East Harlem Scholars Academy Charter School Obligated Group NY†	5.00%		6/1/2032	BB		275,000	287,279
California Community Choice Financing Authority	5.258% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		10,000,000	9,996,018
California Municipal Finance Authority-SDORI Charter School Properties LLC†	5.00%		3/1/2025	B+		360,000	359,032
Capital Trust Agency, Inc.-Advantage Academy of Hillsborough Obligated Group FL	4.00%		12/15/2024	Baa3		110,000	109,282
Capital Trust Agency, Inc.-Advantage Academy of Hillsborough Obligated Group FL	5.00%		12/15/2029	Baa3		805,000	816,143
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR		785,000	753,200
Capital Trust Authority-Kipp Miami Obligated Group FL†	5.00%		6/15/2034	BB		610,000	626,055
Chester County Health & Education Facilities Authority-Immaculata University PA	4.25%		11/1/2032	BB-	(b)	1,755,000	1,579,688
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2033	A	(b)	1,250,000	1,436,315

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%		4/1/2033	A	(b)	$5,000,000	$5,333,566
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%		4/1/2036	A	(b)	5,000,000	5,360,966
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+		1,485,000	1,485,041
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		7,625,000	7,822,767
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		5,540,000	5,530,739
Chicago Board of Education IL GO	5.125%		12/1/2032	BB+		4,580,000	4,586,455
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+		7,000,000	7,763,827
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	4.625%		8/15/2025	NR		1,340,000	1,347,198
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.75%		8/15/2033	Baa3		2,025,000	2,080,741
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.75%		8/15/2038	NR		1,405,000	1,436,424
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	6.00%		8/15/2038	Baa3		3,000,000	3,084,559
County of Frederick-Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+		3,150,000	3,168,504
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%		11/1/2037	Ba3		1,000,000	985,432
Florida Development Finance Corp.-Renaissance Charter School Inc†	6.00%		6/15/2033	NR		1,830,000	2,020,322
Florida Higher Educational Facilities Financial Authority-Jacksonville University†	4.50%		6/1/2033	NR		2,900,000	2,891,221
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB		2,125,000	2,138,370
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	5.25%		7/1/2034	NR		1,745,000	1,767,933
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.00%		10/1/2026	NR		190,000	191,106
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.125%		10/1/2030	NR		425,000	440,547
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	3.981% (CPI YoY * 1 + 0.89%	)	3/1/2027	Baa1		2,500,000	2,488,890
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2029	BBB-		1,545,000	1,636,863

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2030	BBB-	$2,200,000	$2,353,973
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2032	BBB-	1,960,000	2,124,416
Ohio Air Quality Development Authority-Duke Energy Corp AMT	4.25%	#(a)	11/1/2039	BBB	2,065,000	2,087,029
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2027	BB+	1,125,000	1,161,006
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2034	BB+	8,110,000	8,441,687
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2039	BB+	2,000,000	2,032,642
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%		6/15/2033	NR	7,000,000	7,198,586
Total						107,799,567

Energy 0.83%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	10,000,000	10,240,344

General Obligation 10.55%
Academical Village Community Development District FL	3.25%		5/1/2031	NR	4,265,000	3,939,795
Allentown Neighborhood Improvement Zone Development Authority PA†	5.125%		5/1/2032	NR	1,685,000	1,695,073
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	10,915,000	11,508,192
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	7,500,000	8,020,416
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	7,325,000	7,593,321
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	2,000,000	2,051,873
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+	5,160,000	5,164,800
City of Chicago IL GO	5.00%		1/1/2031	BBB+	1,000,000	1,064,763
City of Chicago IL GO	5.50%		1/1/2031	BBB+	2,595,000	2,623,086
City of Chicago IL GO	5.50%		1/1/2033	BBB+	7,915,000	7,999,262
City of Chicago IL GO	5.625%		1/1/2031	BBB+	2,500,000	2,615,949
City of New York NY GO	5.00%		3/1/2032	AA	5,150,000	5,149,983
City of Scranton PA GO†	5.00%		9/1/2024	BBB+	1,745,000	1,742,746
City of Scranton PA GO	5.00%		11/15/2026	BBB+	1,765,000	1,767,218
City of Scranton PA GO†	5.00%		9/1/2029	BBB+	3,650,000	3,682,779

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Scranton PA GO	5.00%		11/15/2032	BBB+	$8,610,000	$8,620,818
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	2,500,000	1,643,646
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	5,713,983	3,309,825
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	5,441,730	5,433,123
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	2,174,000	2,218,068
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	6,330,472	6,737,625
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	12,933,161	14,595,500
New York Liberty Development Corp.	1.20%		11/15/2028	A+	2,870,000	2,497,606
State of Illinois GO	5.00%		7/1/2024	A-	1,500,000	1,504,779
State of Illinois GO	5.00%		10/1/2024	A-	6,960,000	7,009,343
State of Illinois GO	5.00%		11/1/2025	A-	2,000,000	2,047,944
State of Illinois GO	5.25%		2/1/2029	A-	1,150,000	1,152,263
State of Illinois GO	5.25%		2/1/2031	A-	5,000,000	5,007,685
University City Industrial Development Authority MO	4.875%		6/15/2036	NR	1,200,000	1,225,544
Total						129,623,025

Health Care 14.66%
Antelope Valley Healthcare District Obligated Group CA	5.00%		3/1/2026	BBB	1,025,000	1,025,160
Atlanta Development Authority-Georgia ProtonCare Center Inc(d)	6.00%		1/1/2023	NR	2,000,000	900,000
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%		2/1/2029	CCC+	1,500,000	826,881	(c)
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%		2/1/2032	CCC+	850,000	448,184
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	#(a)	2/1/2040	CCC+	16,710,000	12,514,724
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	1,255,000	1,214,802
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2024	BB	600,000	596,399
California Municipal Finance Authority-Palomar Health Obligated Group COPS†	5.00%		11/1/2027	BBB	5,280,000	5,365,689
California Public Finance Authority-Kendal At Ventura†	10.00%		5/15/2028	NR	3,500,000	3,873,455	(c)
California Public Finance Authority-Kendal At Ventura†	12.00%		5/15/2028	NR	375,000	425,990	(c)

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2031	BB	$1,000,000	$1,022,848
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2029	BB	2,500,000	2,527,122
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB	13,915,000	14,054,392
California Statewide Communities Development Authority-Verity Health System of California Inc Obligated Group(d)	5.50%	7/1/2022	NR	1,135	1,067
California Statewide Communities Development Authority-Verity Health System of California Inc Obligated Group(d)	5.75%	7/1/2024	NR	6,954	6,537
Citizens Memorial Hospital District MO	5.00%	12/1/2026	NR	8,825,000	8,824,595
City of Blaine-Crest View Obligated Group MN(d)	5.125%	7/1/2025	NR	60,000	39,000	(c)
City of Fruita Healthcare Revenue-Lower Valley Hospital Association Obligated Group CO†	5.375%	1/1/2033	NR	2,000,000	1,910,166
City of Seneca-Nemaha Valley Community Hospital KS	5.00%	9/1/2025	NR	1,500,000	1,504,525
Connecticut State Health & Educational Facilities Authority-Griffin Health Obligated Group†	5.00%	7/1/2032	BB+	1,000,000	999,922
Connecticut State Health & Educational Facilities Authority-Hartford HealthCare Obligated Group	5.00%	7/1/2034	A	2,360,000	2,363,766
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2027	BB+	2,115,000	2,111,565
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+	8,465,000	8,415,003
County of Washington-Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR	7,300,000	7,374,524
Fulton County Industrial Development Authority-Fulton County Medical Center PA	4.00%	7/1/2028	NR	2,780,000	2,696,550	(c)
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	4.00%	11/15/2027	NR	385,000	366,259
Grays Harbor County Public Hospital District No. 1 WA	5.75%	12/1/2033	BB+	5,105,000	5,273,948

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Henry County Hospital Authority-Piedmont Healthcare Inc Obligated Group GA	5.00%		7/1/2034	AA-	$4,695,000	$4,708,207
Idaho Health Facilities Authority-North Canyon Medical Center Inc	5.50%		11/1/2029	NR	1,500,000	1,543,659
Idaho Health Facilities Authority-North Canyon Medical Center Inc	6.25%		11/1/2035	NR	2,610,000	2,796,689
Illinois Finance Authority-Plymouth Place Obligated Group	5.00%		5/15/2025	NR	50,000	50,392
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	5.125%		11/15/2029	NR	1,500,000	1,514,128
King County Public Hospital District No. 4 WA	5.00%		12/1/2025	NR	45,000	44,784
Kremmling Memorial Hospital District CO†	5.00%		12/1/2029	NR	1,760,000	1,750,121
Kremmling Memorial Hospital District CO†	5.125%		12/1/2034	NR	2,825,000	2,780,305
Maryland Health & Higher Educational Facilities Authority-Adventist Healthcare Obligated Group	5.00%		1/1/2033	BBB	2,500,000	2,625,513
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%		7/1/2035	BBB	1,000,000	1,025,234
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2036	BBB-	3,460,000	3,523,858
Massachusetts Health & Educational Facilities Authority-Trinity Health Corp Obligated Group	4.35% (MUNIPSA * 1 + 0.90%	)#	11/15/2032	AA-	1,265,000	1,221,672	(c)
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%		7/1/2032	A-	1,250,000	1,252,999
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%		7/1/2028	B-	1,000,000	947,837
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%		7/1/2030	B-	1,750,000	1,621,878
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%		8/15/2024	BB-	1,400,000	1,395,866
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%		8/15/2038	BB-	2,500,000	2,554,635
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.45%		8/15/2028	BB-	3,000,000	2,719,692

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Palomar Health Obligated Group CA	5.00%		11/1/2031	BBB		$2,875,000	$2,929,496
Public Finance Authority-Bancroft Neurohealth Obligated Group†	5.00%		6/1/2026	NR		470,000	466,363
Public Finance Authority-Lehigh Valley Health Network Inc WI†	6.625%		12/1/2032	NR		2,975,000	2,978,594
Public Finance Authority-RBS Evolution LLC WI†	9.00%		11/1/2028	NR		4,000,000	4,011,518
Rhode Island Health & Educational Building Corp.-Care New England Health System Obligated Group	5.00%		9/1/2036	B+		10,500,000	10,100,485
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		2,850,000	2,869,525
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.75%		11/15/2029	NR		3,000,000	2,968,650
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B+	(b)	2,335,000	2,319,813
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%		8/1/2034	A-		1,225,000	1,334,500
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%		8/1/2035	A-		1,250,000	1,355,675
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		5,120,000	5,247,713
Washington Health Care Facilities Authority-Providence St Joseph Health Obligated Group	5.00%		10/1/2038	A		3,000,000	2,988,357
Westchester County Health Care Corp Obligated Group NY	5.00%		11/1/2046	BBB-		2,400,000	2,367,190
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.30%	#(a)	2/15/2053	BBB		6,450,000	6,450,000
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.30%	#(a)	2/15/2053	BBB		9,450,000	9,450,000
Wisconsin Health & Educational Facilities Authority-Wisconsin Masonic Home Obligated Group(e)	5.25%		8/15/2039	BBB-	(b)	1,415,000	1,446,700
Total							180,045,121

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing 1.61%
California Housing Finance Agency	3.25%		8/20/2036	BBB		$2,747,052	$2,534,749
California Housing Finance Agency	4.00%		3/20/2033	BBB+		1,188	1,175
Connecticut Housing Finance Authority (GNMA/FNMA/FHLMC)	6.00%		11/15/2054	AAA		4,650,000	5,064,902
Iowa Finance Authority-Lifespace Communities Inc Obligated Group IA	6.75%		5/15/2033	BBB	(b)	4,200,000	4,664,295
Minnesota Housing Finance Agency (GNMA/FNMA/FHLMC)	6.25%		1/1/2054	AA+		4,295,000	4,716,657
Montgomery County Housing Opportunities Commission MD	4.00%		7/1/2048	Aa2		315,000	312,578
North Carolina Housing Finance Agency	4.00%		7/1/2047	AA+		250,000	248,065
Pennsylvania Housing Finance Agency AMT	4.00%		4/1/2039	AA+		140,000	139,179
Roanoke County Economic Development Authority-Friendship Foundation VA(d)	4.75%		9/1/2029	NR		350,000	324,592
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(b)	1,650,000	1,717,467
Total							19,723,659

Lease Obligations 0.26%
City of Coralville IA COPS	4.00%		6/1/2031	BB		1,000,000	951,800
New Jersey Economic Development Authority	4.70% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	A2		2,290,000	2,293,696
Total							3,245,496

Multi-Family Housing 0.11%
Illinois Housing Development Authority-South Shore IL Preservation LP (FHA)	4.00%	#(a)	6/1/2026	Aaa		1,350,000	1,348,431

Other Revenue 2.55%
Arlington Higher Education Finance Corp.-Newman International Academy TX	4.00%		8/15/2031	NR		360,000	335,488
Capital Trust Agency, Inc.-Franklin Academy Series 2020 Obligated Group FL†	4.00%		12/15/2025	NR		300,000	294,091
Capital Trust Agency, Inc.-Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2026	NR		300,000	299,378
Capital Trust Agency, Inc.-Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2027	NR		660,000	659,510

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Capital Trust Agency, Inc.-Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2028	NR	$690,000	$689,948
Capital Trust Agency, Inc.-Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2029	NR	1,095,000	1,095,385
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.00%		12/1/2028	BB+	2,595,000	2,650,568
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.25%		8/15/2026	Baa3	4,305,000	4,383,618
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.25%		8/15/2028	Baa3	3,040,000	3,103,928
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2015 Obligated Group†	5.00%		6/15/2025	NR	100,000	100,199
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2020C/D Obligated Group†	4.00%		9/15/2030	NR	470,000	446,826
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group†	3.50%		7/1/2025	NR	515,000	506,294
Jefferson Parish Economic Development & Port District-Kenner Discovery Health Science Foundation Inc LA†	4.80%		6/15/2029	NR	2,225,000	2,226,842
Maryland Economic Development Corp.(d)	5.00%		12/1/2031	NR	1,500,000	900,000	(c)
Utah Charter School Finance Authority-Freedom Academy Foundation†	3.25%		6/15/2031	NR	540,000	469,682	(c)
Utah Charter School Finance Authority-Freedom Academy Foundation†	4.50%		6/15/2027	NR	1,945,000	1,888,447
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	11,350,000	11,276,811
Total						31,327,015

Pollution Control 0.24%
Matagorda County Navigation District No. 1-Aep Texas Inc	4.00%		6/1/2030	BBB+	1,000,000	999,993
Mississippi Business Finance Corp.-Waste Pro USA Inc AMT†	5.00%	#(a)	2/1/2036	NR	1,500,000	1,498,987
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	4.625%	#(a)	4/1/2036	B+	475,000	475,085
Total						2,974,065

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 2.96%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	$1,220,000	$1,228,479
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	2,000,000	2,042,224
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	3,850,000	4,032,683
Babcock Ranch Community Independent Special District FL	4.125%		5/1/2027	NR	940,000	934,470
Babcock Ranch Community Independent Special District FL	4.25%		5/1/2032	NR	2,000,000	1,984,055
Celebration Pointe Community Development District No. 1 FL	2.375%		5/1/2026	NR	430,000	414,849
City of Baltimore MD	4.50%		6/1/2033	NR	400,000	403,944
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	2,675,000	2,388,454
Lakewood Ranch Stewardship District FL	5.40%		5/1/2028	NR	1,000,000	1,019,163
Lakewood Ranch Stewardship District FL	5.45%		5/1/2033	NR	2,680,000	2,814,605
Mida Mountain Village Public Infrastructure District-Mountain Village
Assessment Area No 2 UT†	4.00%		8/1/2025	NR	1,205,000	1,193,555
Military Installation Development Authority UT	4.00%		6/1/2036	NR	4,750,000	4,169,404
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	3.961% (CPI YoY * 1 + 0.87%	)	3/1/2025	Baa1	1,585,000	1,577,227
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	3.971% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	1,350,000	1,342,173
Northern Palm Beach County Improvement District FL	5.00%		8/1/2046	NR	2,150,000	2,150,853
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2028	NR	680,000	675,331
Scranton Redevelopment Authority PA GTD	5.00%		11/15/2028	BBB+	190,000	190,151
Village Community Development District No. 12 FL	4.00%		5/1/2033	NR	1,320,000	1,335,837
Village Metropolitan District CO GO	4.15%		12/1/2030	NR	3,650,000	3,547,322
West Villages Improvement District FL	4.00%		5/1/2024	NR	190,000	189,971
West Villages Improvement District FL	4.25%		5/1/2029	NR	1,935,000	1,944,016

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Westview South Community Development District FL	4.75%	5/1/2028	NR	$185,000	$185,903
Westview South Community Development District FL	4.875%	5/1/2028	NR	530,000	533,361
Total					36,298,030

Tax Revenue 3.76%
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	1,000,000	1,048,366
City of Sparks NV†	2.75%	6/15/2028	Baa2	5,185,000	4,988,731
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2027	NR	1,000,000	1,038,096
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2028	NR	1,050,000	1,098,345
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2032	NR	2,535,000	2,720,131
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2033	AAA	13,195,000	13,195,000
Public Finance Authority-Southeast Overtown Park West Community Redevelopment Agency WI†(e)	5.00%	6/1/2041	NR	1,500,000	1,462,915
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	5,090,000	5,097,341
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR	15,479,000	15,567,642
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	1,000	966
Total					46,217,533

Tobacco 1.19%
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+	1,670,000	1,588,858
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+	6,895,281	6,875,279
TSASC, Inc. NY	5.00%	6/1/2025	B-	6,100,000	6,106,413
Total					14,570,550

Transportation 12.08%
Central Texas Turnpike System	5.00%	8/15/2037	A-	3,450,000	3,461,907
Central Texas Turnpike System	5.00%	8/15/2042	A-	5,000,000	5,007,744

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Chicago Midway International Airport IL AMT	5.00%		1/1/2030	A		$9,860,000	$9,860,254
Chicago O’Hare International Airport IL	5.00%		1/1/2032	A+		2,325,000	2,351,288
City & County of Denver-United Airlines Inc CO AMT	5.00%		10/1/2032	BB-		9,040,000	9,040,035
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2032	A1		10,000,000	10,044,754
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2034	A1		3,270,000	3,284,114
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2034	A1		1,000,000	1,004,806
County of Miami-Dade Seaport Department FL AMT	5.00%		10/1/2032	A3		3,305,000	3,668,958
County of Miami-Dade Seaport Department FL AMT	5.00%		10/1/2036	A3		1,300,000	1,423,122
E-470 Public Highway Authority CO	3.908% (SOFR * .67 + 0.35%	)#	9/1/2039	A+		1,800,000	1,797,101
Maryland Economic Development Corp.-CONSOL Marine Terminals LLC	5.75%		9/1/2025	BB		14,255,000	14,349,350
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3		7,210,000	7,398,412
Metropolitan Transportation Authority NY	5.00%		11/15/2031	A-		1,850,000	1,893,267
Metropolitan Transportation Authority NY	5.00%		11/15/2031	A-		2,500,000	2,506,357
Metropolitan Transportation Authority NY	5.25%		11/15/2039	A-		4,135,000	4,147,824
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	5.00%		10/1/2034	A-		1,250,000	1,346,680
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.50%		6/30/2038	Baa3		2,000,000	2,226,417
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%		10/1/2030	Baa3		19,725,000	19,825,972
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa3		8,900,000	9,195,870
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa3		3,000,000	3,408,022
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	2.50%		10/31/2031	BBB-	(b)	1,365,000	1,150,636
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%		12/1/2038	Baa1		2,150,000	2,316,410

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-JFK NTO LLC NY AMT	5.50%		6/30/2039	Baa3	$1,000,000	$1,109,242
New York Transportation Development Corp.-Laguardia Gateway Partners LLC (AGM) AMT	4.00%		7/1/2031	AA	3,925,000	3,882,719
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.00%		7/1/2034	Baa2	6,000,000	6,007,194
North Parkway Municipal Management District No. 1 TX†	3.625%		9/15/2026	NR	600,000	581,824
Pennsylvania Turnpike Commission Registration Fee Revenue	3.64% (MUNIPSA * 1 + 0.85%	)#	7/15/2041	AA-	5,000,000	5,002,802
Public Finance Authority-Air Cargo Obligated Group WI AMT	5.00%		7/1/2032	BBB	1,845,000	1,969,404
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2037	Baa1	1,750,000	1,894,526
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	6,605,000	7,196,750
Total						148,353,761

Utilities 12.90%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	4,875,000	4,826,195
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	8,125,000	8,787,281
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	2,350,000	2,505,616
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	3,300,000	3,551,961
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2	5,000,000	5,290,204
Charlotte County Industrial Development Authority-MSKP Town & Country Utility LLC†	5.00%		10/1/2029	NR	2,485,000	2,546,175
Charlotte County Industrial Development Authority-MSKP Town & Country Utility LLC†	5.00%		10/1/2034	NR	1,000,000	1,024,670
Charlotte County Industrial Development Authority-MSKP Town & Country Utility LLC AMT†	5.50%		10/1/2036	NR	3,490,000	3,532,614
City of Chicago Waterworks Revenue IL	5.00%		11/1/2026	A+	2,750,000	2,768,802
City of Osceola-Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	11,750,000	11,752,779

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of Seattle Municipal Light & Power Revenue WA	3.89% (MUNIPSA * 1 + 0.25%	)#	5/1/2045	AA	$3,000,000	$2,925,755
County of Trimble-Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	1,750,000	1,766,217
County of Washoe-Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	1,365,000	1,386,851
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	2,000,000	2,213,841
Florida Development Finance Corp.-Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	7,910,000	6,655,560
Kentucky Public Energy Authority	5.00%	#(a)	5/1/2055	A2	4,500,000	4,764,381
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	20,000,000	19,466,188
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	1,190,000	1,183,420
Main Street Natural Gas, Inc. GA	5.258% (SOFR * .67 + 1.70%	)#	12/1/2053	Aa1	5,000,000	5,069,300
Northern California Energy Authority(e)	5.00%	#(a)	12/1/2054	Aa3	10,000,000	10,697,043
Northern Palm Beach County Improvement District FL	5.00%		8/1/2034	NR	3,200,000	3,206,288
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	1,000,000	1,065,546
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR	5,230,000	5,646,837
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,584,651
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%		7/1/2037	NR	1,000,000	1,056,086
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3	14,000,000	14,977,922
Southeast Energy Authority A Cooperative District AL	5.978% (SOFR * .67 + 2.42%	)#	1/1/2053	A1	10,000,000	10,409,839
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1	8,195,000	8,761,983
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A1	8,000,000	8,960,645
Total						158,384,650
Total Investments in Securities 99.23% (cost $1,204,046,292)						1,218,674,765
Other Assets and Liabilities – Net 0.77%						9,400,886
Net Assets 100.00%						$1,228,075,651

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NATL	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $258,839,949, which represents 21.08% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Defaulted (non-income producing security).
(e)	Securities purchased on a when-issued basis (See Note 2(g)).

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$319,688,005	$3,143,586	$322,831,591
Health Care	–	170,961,573	9,083,548	180,045,121
Other Revenue	–	29,957,333	1,369,682	31,327,015
Remaining Industries	–	684,471,038	–	684,471,038
Total	$–	$1,205,077,949	$13,596,816	$1,218,674,765

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2024

Investment Type	Municipals Securities
Balance as of September 1, 2023	$14,882,002
Accrued Discounts (Premiums)	(650)
Realized Gain (Loss)	(85,735)
Change in Unrealized Appreciation (Depreciation)	659,399
Purchases	–
Sales	(1,702,500)
Transfers into Level 3(a)	6,240,865
Transfers out of Level 3(a)	(6,396,565)
Balance as of March 31, 2024	$13,596,816
Change in unrealized appreciation/depreciation for the period ended March 31, 2024, related to Level 3 investments held at March 31, 2024	$562,943

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)

SUSTAINABLE MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.88%

MUNICIPAL BONDS 97.88%

Corporate-Backed 2.27%
Michigan Strategic Fund-Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	BB	$125,000	$124,971

Education 24.60%
Build NYC Resource Corp.-East Harlem Scholars Academy Charter School Obligated Group NY†	5.00%		6/1/2032	BB	100,000	104,465
California Community Choice Financing Authority	4.00%	#(a)	5/1/2053	A1	150,000	150,727
Cleveland State University OH	5.00%		6/1/2031	A+	100,000	102,643
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	6.00%		8/15/2038	Baa3	110,000	113,101
Connecticut State Health & Educational Facilities Authority-Yale University	3.65%	#(a)	7/1/2042	AAA	150,000	150,000
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2035	AA	150,000	167,262
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%		9/15/2040	NR	100,000	94,215
Fort Bend Independent School District TX GO (PSF-GTD)	0.875%	#(a)	8/1/2050	AAA	150,000	144,290
Louisiana Public Facilities Authority-Tulane University	5.00%		10/15/2036	A+	150,000	171,747
Massachusetts Development Finance Agency-Franklin W Olin College of Engineering Inc	5.00%		11/1/2039	A	140,000	157,461
Total						1,355,911

General Obligation 21.42%
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	150,000	158,500
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	100,000	106,939
Chicago Board of Education IL GO	4.00%		12/1/2039	BB+	125,000	121,406
New Caney Independent School District TX GO (PSF-GTD)	1.25%	#(a)	2/15/2050	Aaa	150,000	148,485
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A2	200,000	232,617

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SUSTAINABLE MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Northside Independent School District TX GO (PSF-GTD)	1.60%	#(a)	8/1/2049	Aaa	$100,000	$98,932
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.50%		6/30/2037	Baa2	125,000	141,805
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2038	AA	150,000	171,974
Total						1,180,658

Health Care 28.17%
Antelope Valley Healthcare District Obligated Group CA	5.00%		3/1/2026	BBB	80,000	80,012
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	200,000	193,594
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%		4/1/2038	A	210,000	234,250
County of Franklin-Trinity Health Corp Obligated OH	5.00%		12/1/2036	AA-	150,000	161,388
Illinois Finance Authority-Rush Obligated Group	5.00%		11/15/2031	A+	150,000	151,918
Maryland Health & Higher Educational Facilities Authority-Adventist Healthcare Obligated Group	5.50%		1/1/2046	Baa3	125,000	126,728
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2038	BBB-	95,000	95,899
Norfolk Economic Development Authority-Sentara Healthcare Obligated Group VA	5.00%	#(a)	11/1/2048	AA	150,000	162,002
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR	100,000	100,685
State of Ohio-University Hospitals Health System Inc Obligated Group	5.00%		1/15/2032	A	150,000	163,810
Westchester County Local Development Corp.-New York Blood Center Inc NY	5.00%		7/1/2038	Baa1	75,000	82,369
Total						1,552,655

Housing 10.30%
California Housing Finance Agency	4.00%		3/20/2033	BBB+	139,566	138,128
Connecticut Housing Finance Authority (GNMA/FNMA/FHLMC)	6.00%		11/15/2054	AAA	100,000	108,922

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

SUSTAINABLE MUNICIPAL BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Indiana Finance Authority-CHF-Tippecanoe LLC	5.00%	6/1/2043	BBB-	$150,000	$157,225
Maryland Economic Development Corp.	5.375%	7/1/2038	BBB-	150,000	163,445
Total					567,720

Taxable Revenue-Water & Sewer 1.81%
Jersey City Municipal Utilities Authority Sewer Fund NJ	4.00%	5/3/2024	NR	100,000	100,006

Transportation 1.94%
County of Osceola Transportation Revenue FL	5.00%	10/1/2028	BBB+	100,000	107,090

Utilities 7.37%
California Pollution Control Financing Authority-Poseidon Resources Channelside LP†	5.00%	7/1/2039	Baa3	250,000	260,367
City of Chicago Waterworks Revenue IL	5.00%	11/1/2029	A+	140,000	145,692
Total					406,059
Total Investments in Securities 97.88% (cost $5,277,584)					5,395,070
Other Assets and Liabilities – Net 2.12%					116,800
Net Assets 100.00%					$5,511,870

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $459,047, which represents 8.33% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SUSTAINABLE MUNICIPAL BOND FUND March 31, 2024

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$5,395,070	$–	$5,395,070
Total	$–	$5,395,070	$–	$5,395,070

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.13%

MUNICIPAL BONDS 99.13%

Corporate-Backed2.07%
California Municipal Finance Authority-United Airlines Inc AMT	4.00%		7/15/2029	BB-	$3,450,000	$3,425,508
California Municipal Finance Authority-Waste Management Inc AMT	4.125%	#(a)	10/1/2041	A-	3,000,000	3,013,441
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3	4,410,000	4,412,811
California Pollution Control Financing Authority-Waste Management Inc AMT	4.30%		7/1/2040	A-	185,000	185,995
San Francisco City & County Airport Comm-San Francisco International Airport-SFO Fuel Co LLC CA AMT	5.00%		1/1/2038	A+	1,715,000	1,808,382
Total						12,846,137

Education 11.97%
Alvord Unified School District CA GO (BAM)	5.00%		8/1/2052	AA	4,000,000	4,467,324
Brentwood Union School District CA GO	5.25%		8/1/2052	Aa3	2,125,000	2,343,365
California Community Choice Financing Authority	4.00%	#(a)	5/1/2053	A1	4,850,000	4,873,509
California Educational Facilities Authority-Art Center College of Design	4.00%		12/1/2037	Baa1	1,150,000	1,141,898
California Educational Facilities Authority-Art Center College of Design	5.00%		12/1/2044	Baa1	3,500,000	3,606,112
California Educational Facilities Authority-Chapman University	5.00%		4/1/2040	A2	1,000,000	1,009,629
California Educational Facilities Authority-Loyola Marymount University	5.00%		10/1/2048	A2	1,000,000	1,040,665
California Educational Facilities Authority-St Mary’s College of California	5.50%		10/1/2053	BBB-	1,125,000	1,187,465
California Educational Facilities Authority-University of San Francisco	5.00%		10/1/2053	A2	2,000,000	2,070,231
California Educational Facilities Authority-University of the Pacific	5.00%		11/1/2053	A2	2,900,000	3,124,937
California Health Facilities Financing Authority-Art Center College of Design	5.00%		12/1/2048	Baa1	1,000,000	1,023,174
California Municipal Finance Authority-Biola University Inc	5.00%		10/1/2032	Baa1	400,000	419,709

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
California Municipal Finance Authority-Biola University Inc	5.00%		10/1/2039	Baa1	$1,000,000	$1,030,946
California Municipal Finance Authority-Emerson College	5.00%		1/1/2042	BBB+	4,245,000	4,313,628
California Municipal Finance Authority-Samuel Merritt University	5.25%		6/1/2053	A3	3,000,000	3,216,208
California Municipal Finance Authority-SDORI Charter School Properties LLC†	5.625%		3/1/2045	B+	500,000	481,251
California Municipal Finance Authority-Touro College and University System Obligated Group	5.25%		1/1/2040	NR	1,085,000	1,089,341
California Municipal Finance Authority-University of the Pacific	3.00%		11/1/2048	A2	2,000,000	1,484,577
California School Finance Authority-Aspire Public Schools Obligated Group†	5.00%		8/1/2046	NR	85,000	86,978
California School Finance Authority-Aspire Public Schools Obligated Group†	5.00%		8/1/2046	BBB	3,450,000	3,457,138
California School Finance Authority-Green Dot Public Schools Obligated Group†	5.00%		8/1/2045	BBB-	620,000	620,819
California School Finance Authority-Kipp SoCal Public Schools Obligated†	5.00%		7/1/2045	BBB	540,000	542,155
California School Finance Authority-Kipp SoCal Public Schools Obligated†	5.00%		7/1/2047	BBB	4,415,000	4,448,838
California State University	5.25%		11/1/2053	Aa2	8,075,000	9,134,961
California Statewide Communities Development Authority-Culinary Institute of America	5.00%		7/1/2046	Baa2	1,010,000	1,014,771
Central Unified School District CA GO	5.25%		8/1/2052	Aa3	2,940,000	3,279,561
Montebello Unified School District CA GO (AGM)	5.50%		8/1/2047	AA	2,000,000	2,195,343
Morgan Hill Unified School District CA GO	5.25%		8/1/2040	Aa1	1,000,000	1,162,843
San Rafael City High School District CA GO	4.00%		8/1/2053	Aa2	2,000,000	1,961,467
Santa Clarita Community College District CA GO	5.25%		8/1/2045	AA	1,500,000	1,678,012
University of California	4.00%		5/15/2041	AA	1,635,000	1,694,648
University of California	5.00%		5/15/2052	AA	4,640,000	5,093,812
Total						74,295,315

General Obligation 14.45%
California Community Choice Financing Authority	5.00%	#(a)	7/1/2053	A1	3,000,000	3,171,842

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	$1,750,000	$1,849,172
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	8,595,000	9,062,108
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	4,850,000	5,186,536
California State Public Works Board	4.00%		5/1/2046	Aa3	3,765,000	3,826,755
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR	25,521	25,269
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	691,973	400,825
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	2,000,000	1,841,722
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	165,067	186,284
Cupertino Union School District CA GO	2.50%		8/1/2033	Aa1	740,000	686,431
Dublin Unified School District CA GO	3.00%		8/1/2041	AA+	2,425,000	2,118,822
El Rancho Unified School District CA GO (BAM)	5.75%		8/1/2048	AA	1,750,000	2,069,629
Grossmont Union High School District CA GO (AGM)	Zero Coupon		6/1/2040	AA	2,000,000	885,879
Imperial Community College District CA GO (AGM)	5.25%		8/1/2053	AA	1,620,000	1,808,900
Imperial Community College District GO (AGM)	5.00%		8/1/2054	AA	2,500,000	2,763,847
Irvine Facilities Financing Authority CA GO	4.25%		9/1/2050	Aa1	1,565,000	1,617,269
Irvine Unified School District-Community Facilities District No 01-1 CA Special Tax (BAM)	5.00%		9/1/2038	AA	1,000,000	1,015,910
Irvine Unified School District-Community Facilities District No 01-1 CA Special Tax (BAM)	5.00%		9/1/2056	AA	995,000	1,023,950
Local Public Schools Funding Authority School Improvement District No. 2016-1 CA GO (BAM)	5.00%		8/1/2052	AA	2,000,000	2,087,697
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2041	Aaa	1,325,000	669,529
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2045	Aaa	1,000,000	413,493
North Orange County Community College District CA GO	2.75%		8/1/2036	AA+	2,000,000	1,810,250
Ravenswood City School District CA GO (BAM)	5.25%		8/1/2053	AA	2,000,000	2,224,424

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
San Benito High School District CA GO	Zero Coupon	8/1/2042	Aa3	$1,795,000	$819,049
San Benito High School District CA GO	Zero Coupon	8/1/2043	Aa3	2,600,000	1,126,184
San Diego Public Facilities Financing Authority CA	5.25%	10/15/2052	AA-	4,125,000	4,656,327
San Diego Unified School District CA GO	5.00%	7/1/2048	Aa2	3,000,000	3,369,640
San Francisco Bay Area Rapid Transit District CA GO	5.25%	8/1/2047	Aaa	2,345,000	2,656,219
Santa Barbara Unified School District CA GO	4.00%	8/1/2036	Aa1	750,000	768,549
Santa Monica-Malibu Unified School District CA GO	3.00%	8/1/2044	AA+	1,515,000	1,263,625
Santa Rita Union School District CA GO	2.50%	8/1/2031	AA-	1,160,000	1,090,320
Simi Valley Unified School District CA GO	5.25%	8/1/2051	Aa2	3,000,000	3,294,945
Southwestern Community College District CA GO	Zero Coupon	8/1/2041	Aa2	1,100,000	557,070
State of California GO	4.00%	11/1/2037	Aa2	3,000,000	3,143,461
State of California GO	4.00%	10/1/2041	Aa2	3,000,000	3,079,662
State of California GO	5.00%	10/1/2041	Aa2	1,170,000	1,295,081
State of California GO	5.00%	4/1/2042	Aa2	2,000,000	2,229,234
State of California GO(b)	5.00%	9/1/2053	AA-	1,000,000	1,102,078
State of California GO	5.25%	9/1/2047	Aa2	3,000,000	3,377,330
State of California GO	5.25%	10/1/2050	Aa2	2,500,000	2,818,026
State of California GO	5.25%	9/1/2053	Aa2	3,000,000	3,377,827
Washington Township Health Care District CA GO	5.25%	8/1/2048	AA	1,625,000	1,814,810
West Contra Costa Unified School District CA GO	6.00%	8/1/2027	AA-	1,000,000	1,105,842
Total					89,691,822

Health Care 14.05%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2026	BBB	1,065,000	1,065,166
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB	1,000,000	1,015,223
California Community Choice Financing Authority-Providence St Joseph Health Obligated Group	3.00%	10/1/2041	A	1,910,000	1,572,386
California Community Choice Financing Authority-Providence St Joseph Health Obligated Group	3.00%	10/1/2047	A	1,295,000	978,225

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Community Choice Financing Authority-Providence St Joseph Health Obligated Group	5.00%	10/1/2044	A	$2,410,000	$2,417,813
California Health Facilities Financing Authority-Cedars-Saini Medical Center Obligated Group	3.00%	8/15/2051	AA-	2,705,000	2,162,423
California Health Facilities Financing Authority-Children’s Hospital Los Angeles Obligated Group	5.00%	8/15/2047	BBB	4,000,000	4,045,453
California Health Facilities Financing Authority-Children’s Hospital of Orange County Obligated Group	3.00%	11/1/2038	AA-	3,000,000	2,693,341
California Health Facilities Financing Authority-City of Hope Obligated Group	4.00%	11/15/2045	A	3,370,000	3,262,076
California Health Facilities Financing Authority-City of Hope Obligated Group	5.00%	11/15/2032	A	1,300,000	1,300,711
California Health Facilities Financing Authority-CommonSpirit Health Obligated Group	4.00%	4/1/2035	A-	3,350,000	3,444,530
California Health Facilities Financing Authority-CommonSpirit Health Obligated Group	4.00%	4/1/2044	A-	1,250,000	1,213,912
California Health Facilities Financing Authority-CommonSpirit Health Obligated Group	4.00%	4/1/2045	A-	1,250,000	1,206,653
California Health Facilities Financing Authority-CommonSpirit Health Obligated Group	5.00%	12/1/2054	A-	2,000,000	2,153,928
California Health Facilities Financing Authority-Lucile Salter Packard Children’s Hospital at Stanford Obligated Group	4.00%	5/15/2051	A+	2,000,000	1,935,297
California Health Facilities Financing Authority-Lucile Salter Packard Children’s Hospital at Stanford Obligated Group	5.00%	11/15/2056	A+	1,225,000	1,267,211
California Health Facilities Financing Authority-Scripps Health Obligated Group	5.00%	11/15/2044	AA-	9,000,000	10,200,609
California Health Facilities Financing Authority-Sutter Health Obligated Group	4.00%	11/15/2048	A+	1,750,000	1,682,730
California Health Facilities Financing Authority-Sutter Health Obligated Group	5.00%	11/15/2038	A+	2,250,000	2,373,175

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Municipal Finance Authority	4.00%		8/15/2037	A-		$1,000,000	$1,002,288
California Municipal Finance Authority-Community Hospitals of Central California Obligated Group	5.00%		2/1/2037	A3		2,000,000	2,064,768
California Municipal Finance Authority-Eisenhower Medical Center	5.00%		7/1/2036	Baa2		1,580,000	1,629,926
California Municipal Finance Authority-Palomar Health Obligated Group COPS (AGM)	5.25%		11/1/2052	AA		1,000,000	1,116,187
California Municipal Finance Authority (AGM)	4.00%		2/1/2051	AA		1,455,000	1,376,074
California Public Finance Authority-Hoag Memorial Hospital Presbyterian Obligated Group	4.00%		7/15/2051	AA		1,000,000	989,397
California Public Finance Authority-Kendal At Ventura†	10.00%		5/15/2028	NR		500,000	553,351	(c)
California Statewide Communities Development Authority-Cedars-Sinai Medical Center Obligated Group	4.00%		7/1/2048	AA-		1,000,000	981,871
California Statewide Communities Development Authority-HumanGood California Obligated Group	5.00%		10/1/2045	A-	(d)	1,000,000	1,004,704
California Statewide Communities Development Authority-Kaiser Foundation Hospitals	5.00%	#(a)	5/1/2033	AA-		1,030,000	1,145,757
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%		12/1/2026	BB		1,735,000	1,772,731
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%		12/1/2041	BB		1,000,000	1,010,596
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%		12/1/2034	BB		2,150,000	2,171,537
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%		12/1/2056	BB		1,015,000	1,026,140
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.50%		12/1/2054	BB		2,225,000	2,237,109
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.50%		12/1/2058	BB		2,555,000	2,625,742

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority-Verity Health System of California Inc Obligated Group(e)	5.50%	7/1/2039	NR	$4,884	$4,591
Palomar Health Obligated Group CA	5.00%	11/1/2036	BBB	3,555,000	3,594,459
Palomar Health Obligated Group CA	5.00%	11/1/2039	BBB	4,750,000	4,774,650
Regents of the University of California Medical Center Pooled Revenue	3.50%	5/15/2054	AA-	3,000,000	2,620,925
Regents of the University of California Medical Center Pooled Revenue	5.00%	5/15/2047	AA-	2,000,000	2,194,690
Regents of the University of California Medical Center Pooled Revenue	5.00%	5/15/2047	AA-	3,000,000	3,080,870
Washington Township Health Care District CA	5.75%	7/1/2053	Baa3	2,100,000	2,261,012
Total					87,230,237

Housing 6.98%
California Community Housing Agency Arbors Apartments†	5.00%	8/1/2050	NR	1,000,000	957,601
California Community Housing Agency Summit at Sausalito Apartments†	4.00%	2/1/2050	NR	4,495,000	3,350,306
California Enterprise Development Authority-Provident Group-Pomona Properties LLC	5.00%	1/15/2045	Baa3	3,500,000	3,748,416
California Enterprise Development Authority-Provident Group-SDSU Properties LLC	5.00%	8/1/2040	Baa3	1,625,000	1,681,419
California Enterprise Development Authority-Provident Group-SDSU Properties LLC	5.00%	8/1/2050	Baa3	2,030,000	2,085,990
California Housing Finance Agency	3.25%	8/20/2036	BBB	9,156,842	8,449,164
California Housing Finance Agency	3.50%	11/20/2035	BBB+	3,256,169	3,054,413
California Municipal Finance Authority-Bowles Hall Foundation	5.00%	6/1/2050	Baa3	500,000	503,206
California Municipal Finance Authority-Caritas Affordable Housing Inc	5.00%	8/15/2030	A-	1,050,000	1,054,142
California Municipal Finance Authority-CHF-Davis II LLC (BAM)	3.00%	5/15/2051	AA	2,500,000	1,900,354
California Municipal Finance Authority-CHF-Davis II LLC (BAM)	4.00%	5/15/2046	AA	4,625,000	4,503,899
California Statewide Communities Development Authority-CHF-Irvine LLC	5.00%	5/15/2035	Baa1	3,100,000	3,153,770
California Statewide Communities Development Authority-CHF-Irvine LLC (BAM)	4.00%	5/15/2046	AA	1,000,000	958,474
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%	3/1/2057	NR	2,000,000	1,392,125

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
CSCDA Community Improvement Authority Parallel-Anaheim CA†	4.00%		8/1/2056	NR	$995,000	$857,602
CSCDA Community Improvement Authority Pasadena Portfolio CA†	2.65%		12/1/2046	NR	3,440,000	2,703,896	(c)
CSCDA Community Improvement Authority Pasadena Portfolio CA†	4.00%		12/1/2056	NR	1,000,000	746,892
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%		6/1/2047	NR	3,000,000	2,222,435	(c)
Total						43,324,104

Lease Obligations 0.99%
California State Public Works Board	4.00%		11/1/2046	Aa3	2,500,000	2,538,808
County of Santa Barbara CA COPS AMT	5.00%		12/1/2036	AA	3,395,000	3,591,351
Total						6,130,159

Other Revenue 1.56%
California Infrastructure & Economic Development Bank-California Academy of Sciences	3.25%		8/1/2029	A2	2,050,000	2,058,151
California Infrastructure & Economic Development Bank-Los Angeles County Museum of Natural History Foundation	4.00%		7/1/2050	A2	4,000,000	3,942,348
California School Finance Authority-Aspire Public Schools Obligated Group†	4.00%		8/1/2051	BBB	785,000	661,665
California School Finance Authority-Green Dot Public Schools Obligated Group†	5.00%		8/1/2038	BBB-	1,000,000	1,022,586
California School Finance Authority-Kipp SoCal Public Schools Obligated†	5.00%		7/1/2034	BBB	600,000	601,464
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	2,417,316	1,423,195
Total						9,709,409

Power 1.07%
Southern California Public Power Authority	5.25%		7/1/2053	Aa2	3,180,000	3,601,120
Southern California Public Power Authority-Los Angeles Department of Water & Power System Revenue	5.25%		7/1/2053	Aa2	2,700,000	3,057,555
Total						6,658,675

Pre-Refunded 0.11%
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	555,000	707,069

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 3.05%
City of Irvine CA	5.00%	9/2/2028	NR	$1,000,000	$1,021,858
City of Irvine CA Special Tax	5.00%	9/1/2044	NR	500,000	501,683
City of Irvine CA Special Tax (BAM)	5.25%	9/1/2053	AA	3,000,000	3,355,009
City of Roseville Westpark Community Facilities District No 1 CA Special Tax	5.00%	9/1/2031	NR	1,000,000	1,018,764
County of Los Angeles Community Facilities District No. CA Special Tax	5.00%	9/1/2052	NR	1,500,000	1,526,789
County of Orange CA Community Facilities District No 2023-1	5.50%	8/15/2053	NR	1,375,000	1,427,278
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A	1,325,000	1,327,455
Irvine Facilities Financing Authority-City of Irvine Community Facilities District No 2013-3 CA Special Tax (BAM)	5.25%	9/1/2053	AA	5,160,000	5,814,243
Poway Unified School District Public Financing Authority CA Special Tax (BAM)	5.00%	9/1/2035	AA+	1,770,000	1,821,406
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	1,000,000	1,089,575
Total					18,904,060

Tax Revenue 3.66%
City of Sacramento Transient Occupancy Tax Revenue CA	5.00%	6/1/2048	A1	1,000,000	1,037,623
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	8/1/2037	AA	1,700,000	1,897,363
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2026	NR	1,925,000	1,982,899
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	1,283,000	300,771
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	503,000	503,725
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	4,283,000	4,289,177
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	7,000	6,764
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	4,298,854	4,298,554
San Diego Unified School District CA GO	3.00%	7/1/2044	Aa2	4,400,000	3,693,269
San Leandro Unified School District CA GO	5.25%	8/1/2048	AA-	2,100,000	2,341,962

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
San Rafael City High School District CA GO	5.25%		8/1/2052	Aa2	$1,215,000	$1,326,185
Tustin Community Facilities District CA Special Tax	5.00%		9/1/2037	A	1,000,000	1,019,650
Total						22,697,942

Taxable Revenue-Water & Sewer 0.47%
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3	1,100,000	1,147,076
Los Angeles Department of Water & Power Water System Revenue CA	3.75%	#(a)	7/1/2045	Aa2	1,790,000	1,790,000
Total						2,937,076

Tobacco 3.44%
California County Tobacco Securitization Agency-Los Angeles County Securitization Corp	Zero Coupon		6/1/2055	NR	3,000,000	585,473
California Statewide Financing Authority	Zero Coupon		6/1/2046	NR	8,675,000	2,217,686
California Statewide Financing Authority†	Zero Coupon		6/1/2055	NR	10,000,000	528,663
Golden State Tobacco Securitization Corp. CA	Zero Coupon		6/1/2066	NR	7,000,000	793,801
Golden State Tobacco Securitization Corp. CA	5.00%		6/1/2051	BBB+	5,200,000	5,452,461
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon		6/1/2057	CCC	3,000,000	239,446
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon		6/1/2041	NR	5,000,000	1,911,980
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon		6/1/2056	NR	2,250,000	220,137
Tobacco Securitization Authority of Northern California-Sacramento County Tobacco Securitization Corp	4.00%		6/1/2036	A-	1,050,000	1,073,396
Tobacco Securitization Authority of Northern California-Sacramento County Tobacco Securitization Corp	4.00%		6/1/2049	BBB+	3,250,000	3,081,664
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	Zero Coupon		6/1/2046	CCC-	2,500,000	503,619

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	Zero Coupon		6/1/2054	NR		$4,800,000	$935,414
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	5.00%		6/1/2048	BBB+		3,675,000	3,827,320
Total							21,371,060

Transportation 22.31%
Alameda Corridor Transportation Authority CA (AGM)	Zero Coupon		10/1/2053	AA		5,000,000	1,164,925
Alameda Corridor Transportation Authority CA (AGM)	5.00%		10/1/2052	AA		9,000,000	9,660,977
Bay Area Toll Authority CA	3.80%	#(a)	4/1/2055	AA+		1,100,000	1,100,000
Bay Area Toll Authority CA	5.00%		4/1/2054	AA		2,720,000	3,008,854
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	4.00%		12/31/2047	BB+	(d)	1,000,000	883,410
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2034	BB+	(d)	1,700,000	1,704,133
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2035	BB+	(d)	1,205,000	1,207,834
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2043	BB+	(d)	3,565,000	3,535,526
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2047	BB+	(d)	6,500,000	6,445,855
City of Fresno Airport Revenue CA (BAM) AMT	5.00%		7/1/2048	AA		3,220,000	3,424,930
City of Long Beach Airport System Revenue CA (AGM) AMT	5.25%		6/1/2047	AA		1,330,000	1,438,001
City of Los Angeles Department of Airports CA AMT	4.00%		5/15/2049	AA-		2,000,000	1,915,767
City of Los Angeles Department of Airports CA AMT	5.00%		5/15/2032	NR		105,000	118,400
City of Los Angeles Department of Airports CA AMT	5.00%		5/15/2032	AA-		1,895,000	2,113,178
City of Los Angeles Department of Airports CA AMT	5.00%		5/15/2051	AA-		4,000,000	4,190,484
City of Los Angeles Department of Airports CA AMT	5.25%		5/15/2047	AA		3,000,000	3,223,658
City of Los Angeles Department of Airports CA AMT	5.25%		5/15/2048	AA-		2,000,000	2,070,709

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2048	AA-	$2,000,000	$2,168,224
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2036	AA	1,100,000	1,268,702
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA	7,000,000	7,644,960
County of Sacramento Airport System Revenue CA	5.00%	7/1/2041	A	1,130,000	1,159,669
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	1,500,000	1,088,580
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2043	A-	8,110,000	8,008,155
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	1,225,000	1,181,309
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	4,010,000	3,866,977
Foothill-Eastern Transportation Corridor Agency CA	6.85%	1/15/2042	A	1,150,000	1,389,016
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2031	A	1,750,000	1,936,973
Port Commission of the City & County of San Francisco CA AMT	5.00%	3/1/2030	Aa3	1,415,000	1,416,862
Riverside County Transportation Commission CA	4.00%	6/1/2047	A-	3,520,000	3,390,895
San Diego County Regional Airport Authority CA	4.00%	7/1/2046	A2	2,005,000	2,023,471
San Diego County Regional Airport Authority CA	5.00%	7/1/2039	A2	1,550,000	1,745,967
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2	3,750,000	3,619,775
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2051	A2	3,500,000	3,666,949
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2053	A1	3,615,000	3,812,875
San Francisco City & County Airport Comm-San Francisco International Airport CA	5.00%	5/1/2052	A1	1,025,000	1,119,586
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2031	A1	6,500,000	7,196,106

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2041	A+	$3,500,000	$3,552,471
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2045	A+	1,515,000	1,570,514
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2052	A1	7,100,000	7,451,052
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.75%		5/1/2048	A1	2,000,000	2,239,509
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2050	A	1,825,000	1,797,907
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2044	A-	8,920,000	9,031,546
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	6,930,000	7,011,805
San Joaquin Hills Transportation Corridor Agency CA (NATL)	Zero Coupon		1/15/2036	Baa2	1,450,000	929,442
Total						138,495,938

Utilities 12.95%
California Community Choice Financing Authority	4.00%	#(a)	2/1/2052	A1	4,000,000	4,025,237
California Community Choice Financing Authority	4.00%	#(a)	10/1/2052	A2	2,850,000	2,868,282
California Community Choice Financing Authority	5.00%	#(a)	2/1/2054	A1	2,500,000	2,676,975
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	1,100,000	1,183,987
California Pollution Control Financing Authority-Poseidon Resources Channelside LP†	5.00%		11/21/2045	Baa3	3,870,000	3,963,248
City of Burbank Electric Revenue CA	5.00%		6/1/2053	AA-	3,790,000	4,162,427
City of Glendale Electric Revenue CA	5.00%		2/1/2048	A+	2,275,000	2,545,077
City of Glendale Electric Revenue CA	5.00%		2/1/2054	A+	2,500,000	2,760,483
City of Los Angeles Wastewater System Revenue CA	5.00%		6/1/2043	AA+	3,125,000	3,129,923
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	1,000,000	1,142,292
East Bay Municipal Utility District Water System Revenue CA	5.00%		6/1/2054	AAA	2,000,000	2,218,917
Guam Power Authority (AGM)	5.00%		10/1/2034	AA	705,000	710,640

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Guam Waterworks Authority Water And Wastewater System	5.00%		7/1/2042	A-		$1,500,000	$1,638,982
Indio Electric Financing Authority-Imperial Irrigation District Electric System Revenue CA	5.25%		1/1/2053	A1		3,685,000	4,090,912
Long Beach Bond Finance Authority CA	5.161% (3 mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A1		1,000,000	1,001,562
Los Angeles Department of Water & Power CA	5.00%		7/1/2043	Aa2		2,000,000	2,228,332
Los Angeles Department of Water & Power CA	5.00%		7/1/2048	Aa2		2,000,000	2,174,674
Los Angeles Department of Water & Power CA	5.00%		7/1/2051	Aa2		1,200,000	1,304,835
Los Angeles Department of Water & Power CA	5.00%		7/1/2052	Aa2		4,645,000	5,091,491
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2052	AA+		1,745,000	1,917,953
Modesto Irrigation District CA	5.25%		10/1/2048	A+		3,060,000	3,424,129
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+		2,625,000	3,344,247
Northern California Energy Authority	4.00%	#(a)	7/1/2049	A2		3,750,000	3,750,047
Northern California Energy Authority(b)	5.00%	#(a)	12/1/2054	Aa3		5,000,000	5,348,521
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		700,000	667,625
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	4.00%		7/1/2047	NR		1,000,000	921,539
Sacramento Municipal Utility District CA	5.00%	#(a)	8/15/2049	AA-		1,925,000	1,955,296
Southern California Public Power Authority	5.00%		11/1/2033	A2		3,575,000	3,845,615
Southern California Public Power Authority	5.201% (3 mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A2		815,000	751,604
Southern California Public Power Authority-Los Angeles Department of Water & Power System Revenue	5.00%		7/1/2038	AA-		1,000,000	1,000,513
Stockton Public Financing Authority CA (BAM)	5.00%		9/1/2029	AA		1,000,000	1,004,640
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2025	BBB+	(d)	1,130,000	1,144,896
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2032	BBB+	(d)	1,090,000	1,158,293
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2034	BBB+	(d)	300,000	318,424

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2035	BBB+	(d)	$200,000	$211,605
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2038	BBB+	(d)	650,000	672,337
Total						80,355,560
Total Investments in Securities 99.13% (cost $610,041,843)						615,354,563
Other Assets and Liabilities – Net(f) 0.87%						5,390,230
Net Assets 100.00%						$620,744,793

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
LIBOR	London Interbank Offered Rate.
NATL	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $43,022,719, which represents 6.93% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	This investment has been rated by Fitch IBCA.
(e)	Defaulted (non-income producing security).
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2024	64	Short	$(7,545,673)	$(7,708,000)	$(162,327)

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2024

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Health Care	$–	$86,676,886	$553,351	$87,230,237
Housing	–	38,397,773	4,926,331	43,324,104
Remaining Industries	–	484,800,222	–	484,800,222
Total	$–	$609,874,881	$5,479,682	$615,354,563
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(162,327)	–	–	(162,327)
Total	$(162,327)	$–	$–	$(162,327)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.21%

MUNICIPAL BONDS 98.21%

Corporate-Backed 3.29%
Industrial Pollution Control Financing Authority of Gloucester County-Logan Generating Co LP NJ AMT	5.00%	12/1/2024	NR	$60,000	$60,020
New Jersey Economic Development Authority-NYNJ Link Borrower LLC (AGM) AMT	5.00%	1/1/2031	AA	225,000	225,130
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.00%	1/1/2028	BBB+	100,000	100,053
New Jersey Economic Development Authority-United Airlines Inc	5.25%	9/15/2029	BB-	1,675,000	1,678,732
New Jersey Economic Development Authority-United Airlines Inc	5.50%	6/1/2033	BB-	650,000	657,145
New Jersey Infrastructure Bank	2.125%	9/1/2046	AAA	400,000	258,261
Salem County Pollution Control Financing Authority-Constellation Energy Generation LLC NJ AMT	4.45%	3/1/2025	Baa1	1,015,000	1,018,394
Total					3,997,735

Education 12.71%
Camden County Improvement Authority-KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2047	BBB	500,000	543,242
Gloucester County Improvement Authority-Rowan University NJ (BAM)	5.00%	7/1/2054	AA	1,000,000	1,061,391
Hudson County Improvement Authority NJ	4.00%	6/1/2049	AA	500,000	491,413
Middlesex County Improvement Authority-Rutgers The State University of New Jersey	5.00%	8/15/2053	Aa3	1,960,000	2,133,187
Middlesex County Improvement Authority NJ GTD	4.00%	8/15/2053	AAA	1,000,000	964,054
New Jersey Economic Development Authority-Provident Group-Montclair Properties LLC (AGM)	5.00%	6/1/2042	AA	500,000	511,944
New Jersey Educational Facilities Authority	5.00%	9/1/2036	A2	285,000	328,590
New Jersey Educational Facilities Authority	5.25%	9/1/2053	A2	750,000	819,971
New Jersey Educational Facilities Authority-Montclair State University Inc	5.00%	7/1/2044	A2	750,000	752,172

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority-Montclair State University Inc (AGM)(a)	5.00%	7/1/2044	AA	$500,000	$558,059
New Jersey Educational Facilities Authority-New Jersey City University Inc (AGM)	4.00%	7/1/2036	AA	745,000	741,284
New Jersey Educational Facilities Authority-Ramapo College of New Jersey (AGM)	4.00%	7/1/2041	AA	545,000	539,777
New Jersey Educational Facilities Authority-Seton Hall University	4.00%	7/1/2046	BBB+	545,000	488,345
New Jersey Educational Facilities Authority-Seton Hall University	5.00%	7/1/2034	BBB+	325,000	334,838
New Jersey Educational Facilities Authority-Seton Hall University (AGM)	3.25%	7/1/2049	AA	400,000	326,392
New Jersey Educational Facilities Authority-Stevens Institute of Technology International Inc	3.00%	7/1/2050	BBB+	1,005,000	741,043
New Jersey Educational Facilities Authority-Stevens Institute of Technology International Inc	4.00%	7/1/2050	BBB+	200,000	182,850
New Jersey Educational Facilities Authority-Stevens Institute of Technology International Inc	5.00%	7/1/2030	BBB+	530,000	557,975
New Jersey Educational Facilities Authority-Stockton University-Stockton University	5.00%	7/1/2041	A3	800,000	817,934
New Jersey Educational Facilities Authority-Trustees of Princeton University	5.25%	3/1/2054	AAA	1,000,000	1,122,570
New Jersey Educational Facilities Authority-William Paterson University of New Jersey (AGM)	3.00%	7/1/2039	AA	250,000	224,710	(b)
New Jersey Educational Facilities Authority-William Paterson University of New Jersey (AGM)	3.00%	7/1/2040	AA	250,000	220,973	(b)
New Jersey Higher Education Student Assistance Authority AMT	2.50%	12/1/2040	AA	500,000	458,082
New Jersey Higher Education Student Assistance Authority AMT	3.25%	12/1/2039	Aa1	335,000	316,782
New Jersey Institute of Technology	5.00%	7/1/2033	A1	170,000	187,378
Total					15,424,956

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Financial Services 0.17%
New Jersey Higher Education Student Assistance Authority AMT	5.00%		12/1/2028	Aaa	$200,000	$209,039

General Obligation 11.61%
City of Atlantic City NJ GO (AGM)	5.00%		3/1/2037	AA	540,000	556,735
City of Atlantic City NJ GO (BAM)	5.00%		3/1/2042	AA	750,000	766,286
City of Jersey City NJ GO	4.00%		2/15/2036	A1	750,000	767,926
City of Newark Mass Transit Access Tax Revenue NJ (AGM)	5.375%		11/15/2052	AA	855,000	951,191
City of Summit NJ GO	4.00%		7/15/2041	AAA	500,000	511,389
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR	6,674	6,608
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	52,676	34,632
Commonwealth of Puerto Rico GO	Zero Coupon	#(c)	11/1/2043	NR	180,626	104,628
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	40,933	40,868
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	36,793	36,169
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	31,578	30,565
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	45,588	46,512
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	45,175	48,080
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	44,442	48,685
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	43,166	48,714
County of Atlantic NJ GO	4.00%		3/15/2039	AA	450,000	465,231
County of Hudson NJ GO	2.00%		11/15/2035	AA	935,000	763,718
Cumberland County Improvement Authority NJ GTD (BAM)	4.00%		10/1/2048	AA	750,000	717,873
New Jersey Economic Development Authority-New Jersey Transit Corp	5.25%		11/1/2047	A2	840,000	918,297
New Jersey Health Care Facilities Financing Authority	5.00%		10/1/2037	A2	1,000,000	1,054,180
New Jersey Infrastructure Bank	5.00%		9/1/2052	AAA	500,000	547,337
New Jersey Transportation Trust Fund Authority	4.25%		6/15/2044	A2	500,000	505,687
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2046	A2	750,000	824,017
Rutherford Board of Education NJ GO	2.50%		12/15/2034	AA-	1,000,000	892,050
State of New Jersey GO	2.50%		6/1/2038	A1	1,020,000	825,500
State of New Jersey GO	5.00%		6/1/2040	A1	750,000	812,132
Township of Berkeley Heights NJ GO	4.00%		7/1/2041	Aa1	785,000	802,273
Union County Utilities Authority-Covanta Union LLC NJ GTD AMT	4.75%		12/1/2031	AA+	965,000	965,219
Total						14,092,502

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 10.51%
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	$220,000	$212,591
New Jersey Health Care Facilities Financing Authority-AtlantiCare Health System Obligated Group	2.375%	7/1/2046	AA-	695,000	458,004
New Jersey Health Care Facilities Financing Authority-Inspira Health Obligated Group	4.00%	7/1/2047	A2	885,000	833,923
New Jersey Health Care Facilities Financing Authority-Inspira Health Obligated Group	5.00%	7/1/2035	A2	460,000	481,269
New Jersey Health Care Facilities Financing Authority-Inspira Health Obligated Group	5.00%	7/1/2042	A2	1,075,000	1,104,969
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-	1,190,000	890,850
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	4.00%	7/1/2051	AA-	1,350,000	1,303,488
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	5.00%	7/1/2043	AA-	1,925,000	1,968,414
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-	1,300,000	1,191,471
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2027	BBB-	100,000	101,957
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2041	BBB-	750,000	754,567
New Jersey Health Care Facilities Financing Authority-University Hospital (AGM)	5.00%	7/1/2046	AA	1,000,000	1,005,536
New Jersey Health Care Facilities Financing Authority-University of Pennsylvania Health System Obligated Group	5.00%	7/1/2039	AA	1,000,000	1,026,346
New Jersey Health Care Facilities Financing Authority-Valley Health System Obligated Group	4.00%	7/1/2044	A	1,055,000	1,033,887
New Jersey Health Care Facilities Financing Authority-Valley Health System Obligated Group	5.00%	7/1/2030	A	355,000	387,831
Total					12,755,103

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 0.06%
New Jersey Housing & Mortgage Finance Agency (HUD SECT 8)	3.15%	5/1/2053	AA-	$100,000	$72,476

Lease Obligations 16.43%
Gloucester County Improvement Authority-Rowan University NJ (AGM)	5.00%	11/1/2029	AA	250,000	261,127
Gloucester County Improvement Authority-Rowan University NJ (AGM)	5.00%	11/1/2030	AA	290,000	302,761
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	BBB+	1,660,000	1,664,403
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	BBB+	210,000	210,231
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%	6/15/2035	A2	750,000	809,982
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	4.00%	6/15/2049	A2	1,390,000	1,333,755
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2029	A2	500,000	528,749
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2034	A2	390,000	390,593
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2035	A2	640,000	674,685
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2042	A2	505,000	538,518
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2047	A2	540,000	554,776
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2048	A2	500,000	517,283
New Jersey Educational Facilities Authority	5.00%	9/1/2036	A2	535,000	554,461
New Jersey Educational Facilities Authority	5.50%	9/1/2033	A2	410,000	431,608
New Jersey Educational Facilities Authority-State of New Jersey Department of the Treasury	5.00%	9/1/2033	A2	1,060,000	1,067,156

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Health Care Facilities Financing Authority	5.00%	10/1/2038	A2	$520,000	$546,152
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A2	1,980,000	1,540,326
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2038	A2	1,120,000	626,592
New Jersey Transportation Trust Fund Authority	4.00%	12/15/2039	A2	660,000	668,944
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2050	A2	1,360,000	1,297,939
New Jersey Transportation Trust Fund Authority	4.25%	12/15/2038	A2	470,000	479,091
New Jersey Transportation Trust Fund Authority	4.75%	6/15/2038	A2	980,000	992,179
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	545,000	563,455
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	400,000	413,507
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2036	A2	555,000	594,957
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2	1,380,000	1,382,103
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2041	A2	235,000	238,683
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2043	A2	720,000	758,016
Total					19,942,032

Other Revenue 0.27%
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2041	NR	350,000	325,910

Special Tax 0.69%
New Jersey Economic Development Authority-NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	504,192	505,941
New Jersey Infrastructure Bank	2.00%	9/1/2046	AAA	520,000	326,480
Total					832,421

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 5.12%
Casino Reinvestment Development Authority, Inc. NJ	5.25%		11/1/2039	BBB+	$875,000	$879,073
Casino Reinvestment Development Authority, Inc. NJ	5.25%		11/1/2044	BBB+	310,000	310,944
Casino Reinvestment Development Authority, Inc. NJ (AGM)	5.00%		11/1/2032	AA	500,000	504,623
Garden State Preservation Trust NJ (AGM)	5.75%		11/1/2028	AA	1,205,000	1,285,291
New Jersey Transportation Trust Fund Authority	3.00%		6/15/2050	A2	540,000	413,892
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	18,000	14,766
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	235,000	177,789
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	646,000	448,302
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2051	NR	2,675,000	627,094
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	96,000	96,139
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	492,000	492,710
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	18,000	17,393
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	19,000	19,189
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	380,000	383,776
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	267,000	266,982
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	40,000	39,900
Territory of Guam	4.00%		1/1/2042	Baa3	250,000	238,824
Total						6,216,687

Taxable Revenue-Water & Sewer 1.03%
Jersey City Municipal Utilities Authority Sewer Fund NJ	4.00%		5/3/2024	NR	750,000	750,047
New Jersey Economic Development Authority-New Jersey-American Water Co Inc AMT	3.75%	#(c)	11/1/2034	A+	500,000	499,274
Total						1,249,321

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco 2.69%
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB-	$2,190,000	$2,227,697
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+	1,000,000	1,042,767
Total					3,270,464

Transportation 28.60%
Delaware River & Bay Authority	4.00%	1/1/2044	A+	500,000	493,560
Delaware River & Bay Authority	5.00%	1/1/2039	A+	500,000	559,912
Delaware River & Bay Authority	5.00%	1/1/2049	A+	1,250,000	1,354,504
Delaware River Joint Toll Bridge Commission PA	3.00%	7/1/2049	A+	1,025,000	742,379	(b)
Delaware River Port Authority PA	5.00%	1/1/2040	A+	600,000	646,695
New Jersey Economic Development Authority-New Jersey Transit Corp	4.00%	11/1/2044	A2	275,000	269,306
New Jersey Economic Development Authority-NYNJ Link Borrower LLC (AGM) AMT	5.125%	1/1/2039	AA	925,000	925,095
New Jersey Economic Development Authority-Port Newark Container Terminal LLC AMT	5.00%	10/1/2047	Baa2	930,000	945,493
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2050	A2	1,080,000	1,033,997
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	1,000,000	1,035,131
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2050	A2	2,000,000	2,191,965
New Jersey Transportation Trust Fund Authority	5.50%	6/15/2050	A2	500,000	554,191
New Jersey Turnpike Authority	4.00%	1/1/2043	AA-	610,000	619,028
New Jersey Turnpike Authority	4.00%	1/1/2048	AA-	1,000,000	981,140
New Jersey Turnpike Authority	5.00%	1/1/2030	AA-	715,000	754,082
New Jersey Turnpike Authority	5.00%	1/1/2034	AA-	300,000	300,824
New Jersey Turnpike Authority	5.00%	1/1/2034	AA-	510,000	516,262
New Jersey Turnpike Authority	5.00%	1/1/2034	AA-	615,000	647,081
New Jersey Turnpike Authority	5.00%	1/1/2042	AA-	270,000	299,726
New Jersey Turnpike Authority	5.00%	1/1/2045	AA-	500,000	503,477
New Jersey Turnpike Authority	5.00%	1/1/2046	AA-	1,250,000	1,367,494
New Jersey Turnpike Authority	5.00%	1/1/2048	AA-	840,000	882,801
New Jersey Turnpike Authority	5.25%	1/1/2052	AA-	1,110,000	1,216,271
New Jersey Turnpike Authority(a)	5.25%	1/1/2054	AA-	750,000	827,403

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Turnpike Authority (AGM)	5.25%		1/1/2028	AA	$810,000	$882,289
Port Authority of New York & New Jersey	4.00%		9/1/2043	AA-	870,000	868,023
Port Authority of New York & New Jersey	5.00%		12/1/2035	AA-	500,000	592,597
Port Authority of New York & New Jersey	5.00%		7/15/2038	AA-	420,000	449,058
Port Authority of New York & New Jersey	5.00%		7/15/2053	AA-	250,000	271,111
Port Authority of New York & New Jersey	5.00%		7/15/2053	AA-	500,000	542,222
Port Authority of New York & New Jersey	5.25%		8/1/2052	AA-	1,330,000	1,462,595
Port Authority of New York & New Jersey AMT	5.00%		9/15/2032	AA-	590,000	623,060
Port Authority of New York & New Jersey AMT	5.00%		9/15/2033	AA-	850,000	896,124
Port Authority of New York & New Jersey AMT	5.00%		9/15/2034	AA-	275,000	289,720
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	AA-	545,000	610,357
Port Authority of New York & New Jersey AMT	5.00%		10/15/2036	AA-	1,360,000	1,367,376
Port Authority of New York & New Jersey AMT	5.00%		11/15/2041	AA-	500,000	503,480
Port Authority of New York & New Jersey AMT	5.00%		12/1/2044	AA-	500,000	537,453
South Jersey Port Corp. NJ AMT	5.00%		1/1/2048	A3	500,000	509,284
South Jersey Transportation Authority NJ	5.00%		11/1/2039	BBB+	1,490,000	1,495,336
South Jersey Transportation Authority NJ	5.25%		11/1/2052	BBB+	1,460,000	1,560,808
South Jersey Transportation Authority NJ (BAM)	4.00%		11/1/2050	AA	1,080,000	1,055,153
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2045	AA	500,000	530,117
Total						34,713,980

Utilities 5.03%
Guam Power Authority (AGM)	5.00%		10/1/2034	AA	400,000	403,200
New Jersey Economic Development Authority-Middlesex Water Co AMT	4.00%		8/1/2059	A+	500,000	439,925
New Jersey Economic Development Authority-New Jersey Natural Gas Co	3.50%		4/1/2042	A1	1,680,000	1,490,763
New Jersey Economic Development Authority-New Jersey Natural Gas Co AMT	3.00%		8/1/2041	A1	1,000,000	822,666
New Jersey Economic Development Authority-New Jersey-American Water Co Inc AMT	2.20%	#(c)	10/1/2039	A+	500,000	442,566
New Jersey Economic Development Authority-UMM Energy Partners LLC AMT	4.75%		6/15/2032	Baa2	1,000,000	1,000,298
Passaic Valley Sewerage Commission NJ (AGM)	3.00%		12/1/2038	AA	1,000,000	882,636
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	380,000	362,425

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%	7/1/2030	NR	$250,000	$266,386
Total					6,110,865
Total Investments in Securities 98.21% (cost $121,889,804)					119,213,491
Other Assets and Liabilities – Net(d) 1.79%					2,175,287
Net Assets 100.00%					$121,388,778

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
NR	Not Rated.

#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $628,811, which represents 0.52% of net assets.
(a)	Securities purchased on a when-issued basis (See Note 2(g)).
(b)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2024	9	Short	$(1,061,110)	$(1,083,937)	$(22,827)

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2024

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Education	$–	$14,979,273	$445,683	$15,424,956
Transportation	–	33,971,601	742,379	34,713,980
Remaining Industries	–	69,074,555	–	69,074,555
Total	$–	$118,025,429	$1,188,062	$119,213,491
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(22,827)	–	–	(22,827)
Total	$(22,827)	$–	$–	$(22,827)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

Investment Type	Municipal Bonds
Balance as of October 1, 2023	$1,132,981
Accrued Discounts (Premiums)	(301)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	141,398
Purchases	–
Sales	–
Transfers into Level 3(a)	1,046,965
Transfers out of Level 3(a)	(1,132,981)
Balance as of March 31, 2024	$1,188,062
Change in unrealized appreciation/depreciation for the period ended March 31, 2024, related to Level 3 investments held at March 31, 2024	$141,398

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of level 3 were related to the availability of mark quotations in accordance with valuation methodology.

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.08%

MUNICIPAL BONDS 99.08%

Corporate-Backed 9.87%
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY	Zero Coupon		7/15/2047	Ba1		$250,000	$85,134
Build NYC Resource Corp.-Pratt Paper Inc NY AMT†	4.50%		1/1/2025	NR		100,000	100,023
Build NYC Resource Corp.-Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		250,000	251,532
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		1,575,000	1,575,194
New York Liberty Development Corp.	2.10%		11/15/2032	A+		2,720,000	2,374,325
New York Liberty Development Corp.	2.875%		11/15/2046	A+		7,345,000	5,479,190
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR		8,655,000	8,659,217
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR		750,000	752,861
New York Liberty Development Corp.-3 World Trade Center LLC†	7.25%		11/15/2044	NR		1,000,000	1,007,636
New York Liberty Development Corp.-Goldman Sachs Headquarters LLC	5.25%		10/1/2035	A2		7,215,000	8,525,219
New York Liberty Development Corp.-Goldman Sachs Headquarters LLC	5.50%		10/1/2037	A2		3,650,000	4,377,880
New York Liberty Development Corp.-One Bryant Park LLC	2.80%		9/15/2069	Baa1		4,630,000	4,166,018
New York State Energy Research & Development Authority-New York State Electric & Gas Corp	4.00%		4/1/2034	A-		2,000,000	2,038,173
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+		500,000	486,377
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+		1,500,000	1,369,988
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+		1,000,000	1,025,697
New York Transportation Development Corp.-American Airlines Inc AMT	2.25%		8/1/2026	BB-	(b)	155,000	150,165
New York Transportation Development Corp.-American Airlines Inc AMT	3.00%		8/1/2031	BB-	(b)	1,000,000	942,302
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+		1,300,000	1,384,083

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%	8/1/2036	B+		$1,025,000	$1,083,904
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%	12/1/2038	Baa1		2,600,000	2,516,720
Niagara Area Development Corp.-Covanta Holding Corp NY AMT†	4.75%	11/1/2042	B		1,750,000	1,548,070
Westchester County Local Development Corp.-Miriam Osborn Memorial Home Association Obligated Group NY	5.00%	7/1/2034	A	(b)	200,000	208,535
Total						50,108,243

Education 9.66%
Build NYC Resource Corp.-East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2042	BB		1,000,000	1,048,468
Build NYC Resource Corp.-Kipp NYC Public Charter Schools NY	5.25%	7/1/2052	BBB-		1,250,000	1,291,322
Build NYC Resource Corp.-Manhattan College NY	5.00%	8/1/2033	BBB+		1,125,000	1,164,789
Build NYC Resource Corp.-New York Law School	5.00%	7/1/2041	BBB-		1,175,000	1,175,147
Build NYC Resource Corp.-Packer Collegiate Institute NY	5.00%	6/1/2040	A2		1,000,000	1,005,045
City of New Rochelle-Iona College NY	5.00%	7/1/2028	BBB		205,000	208,263
City of New Rochelle-Iona College NY	5.00%	7/1/2029	BBB		250,000	254,150
City of New Rochelle-Iona College NY	5.00%	7/1/2030	BBB		220,000	223,707
City of New Rochelle-Iona College NY	5.00%	7/1/2031	BBB		200,000	203,293
Dutchess County Local Development Corp.-Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	1,019,207
Dutchess County Local Development Corp.-Bard College NY	5.00%	7/1/2051	BBB-		1,000,000	1,008,575
Dutchess County Local Development Corp.-Culinary Institute of America NY	4.00%	7/1/2035	Baa2		1,145,000	1,130,150
Dutchess County Local Development Corp.-Culinary Institute of America NY	4.00%	7/1/2037	Baa2		965,000	926,293
Dutchess County Local Development Corp.-Culinary Institute of America NY	4.00%	7/1/2040	Baa2		425,000	390,287
Dutchess County Local Development Corp.-Culinary Institute of America NY	5.00%	7/1/2033	Baa2		390,000	399,074
Dutchess County Local Development Corp.-Culinary Institute of America NY	5.00%	7/1/2041	Baa2		200,000	201,770

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Dutchess County Local Development Corp.-Culinary Institute of America NY	5.00%	7/1/2046	Baa2	$275,000	$276,299
Dutchess County Local Development Corp.-Marist College NY	5.00%	7/1/2043	A2	2,120,000	2,216,995
Dutchess County Local Development Corp.-Millbrook School NY	4.00%	9/1/2051	A	1,500,000	1,377,002
Dutchess County Local Development Corp.-Vassar College NY	5.00%	7/1/2034	Aa3	275,000	290,696
Hempstead Town Local Development Corp.-Adelphi University NY	4.00%	2/1/2039	A-	2,240,000	2,196,159
Hempstead Town Local Development Corp.-Adelphi University NY	5.00%	6/1/2029	A-	500,000	543,306
Hempstead Town Local Development Corp.-Adelphi University NY	5.00%	6/1/2030	A-	200,000	221,024
Hempstead Town Local Development Corp.-Adelphi University NY	5.00%	6/1/2031	A-	565,000	632,994
Hempstead Town Local Development Corp.-Adelphi University NY	5.00%	6/1/2032	A-	330,000	367,754
Hempstead Town Local Development Corp.-Hofstra University NY	5.00%	7/1/2042	A	545,000	564,557
Hempstead Town Local Development Corp.-Molloy College NY	5.00%	7/1/2034	BBB	825,000	845,205
Hempstead Town Local Development Corp.-Molloy College NY	5.00%	7/1/2037	BBB	630,000	637,244
Hempstead Town Local Development Corp.-Molloy College NY	5.00%	7/1/2039	BBB	555,000	558,555
Monroe County Industrial Development Corp.-University of Rochester NY	5.00%	7/1/2031	AA-	350,000	374,986
New York City Industrial Development Agency-Yankee Stadium LLC NY (AGM)	3.00%	3/1/2049	AA	2,050,000	1,594,057
New York State Dormitory Authority-Barnard College	4.00%	7/1/2034	A3	460,000	469,671
New York State Dormitory Authority-Barnard College	4.00%	7/1/2036	A3	325,000	329,958
New York State Dormitory Authority-Barnard College	4.00%	7/1/2037	A3	750,000	757,039
New York State Dormitory Authority-Fordham University	5.00%	7/1/2035	A	550,000	572,823
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	A-	2,200,000	2,217,920

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority-Iona College	5.00%	7/1/2046	BBB	$375,000	$379,006
New York State Dormitory Authority-New School	4.00%	7/1/2047	A3	1,000,000	949,273
New York State Dormitory Authority-New School	5.00%	7/1/2028	A3	780,000	809,404
New York State Dormitory Authority-New York Institute of Technology NY	5.25%	7/1/2049	BBB	1,000,000	1,087,956
New York State Dormitory Authority-New York Institute of Technology NY	5.25%	7/1/2054	BBB	1,200,000	1,292,848
New York State Dormitory Authority-Pratt Institute	5.00%	7/1/2039	A2	1,045,000	1,070,432
New York State Dormitory Authority-St John’s University	5.00%	7/1/2027	A-	250,000	254,287
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	2/15/2041	NR	5,000	5,378
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2037	BBB-	1,000,000	1,057,758
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2042	BBB-	1,000,000	1,032,326
Onondaga Civic Development Corp.-Le Moyne College NY	4.00%	7/1/2038	Baa2	150,000	141,516
Onondaga Civic Development Corp.-Le Moyne College NY	4.00%	7/1/2040	Baa2	300,000	276,138
Onondaga Civic Development Corp.-Le Moyne College NY	4.00%	7/1/2041	Baa2	415,000	378,253
Onondaga Civic Development Corp.-Le Moyne College NY	5.00%	7/1/2035	Baa2	365,000	386,688
Onondaga Civic Development Corp.-Le Moyne College NY	5.00%	7/1/2036	Baa2	465,000	489,743
Onondaga Civic Development Corp.-Le Moyne College NY	5.00%	7/1/2046	Baa2	600,000	605,314
Schenectady County Capital Resource Corp.-Trustees of Union College NY	5.25%	7/1/2052	A1	545,000	596,573
St. Lawrence County Industrial Development Agency-Clarkson University NY	5.00%	9/1/2037	Baa1	455,000	475,893
St. Lawrence County Industrial Development Agency-Clarkson University NY	5.00%	9/1/2038	Baa1	475,000	492,958

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
St. Lawrence County Industrial Development Agency-Clarkson University NY	5.00%		9/1/2041	Baa1		$160,000	$163,796
Troy Capital Resource Corp.-Rensselaer Polytechnic Institute NY	4.00%		9/1/2040	A3		1,000,000	979,200
Troy Capital Resource Corp.-Rensselaer Polytechnic Institute NY	5.00%		8/1/2032	A3		1,495,000	1,533,630
Troy Capital Resource Corp.-Rensselaer Polytechnic Institute NY	5.00%		9/1/2034	A3		1,200,000	1,328,815
Troy Capital Resource Corp. NY	4.00%		9/1/2034	A3		855,000	873,355
Troy Capital Resource Corp. NY	4.00%		9/1/2035	A3		395,000	402,480
Troy Capital Resource Corp. NY	4.00%		9/1/2036	A3		1,140,000	1,155,229
Westchester County Local Development Corp.-Miriam Osborn Memorial Home Association Obligated Group NY	5.00%		7/1/2042	A	(b)	450,000	462,536
Westchester County Local Development Corp.-Sarah Lawrence College NY	4.00%		6/1/2033	BBB-		1,710,000	1,693,764
Total							49,068,333

General Obligation 11.68%
City of Long Beach NY GO (BAM)	5.25%		7/15/2034	AA		510,000	580,751
City of Long Beach NY GO (BAM)	5.25%		7/15/2035	AA		400,000	453,689
City of Long Beach NY GO (BAM)	5.25%		7/15/2036	AA		300,000	338,081
City of Long Beach NY GO (BAM)	5.25%		7/15/2037	AA		810,000	905,466
City of Long Beach NY GO (BAM)	5.25%		7/15/2042	AA		500,000	545,307
City of New York NY GO	4.00%		4/1/2050	AA		2,455,000	2,384,042
City of New York NY GO	4.125%		8/1/2053	AA		2,230,000	2,181,122
City of New York NY GO	5.00%		8/1/2037	AA		1,150,000	1,332,755
City of New York NY GO	5.00%		10/1/2037	AA		2,500,000	2,641,045
City of New York NY GO	5.25%		9/1/2043	AA		1,150,000	1,286,998
City of New York NY GO	5.25%		10/1/2047	AA		3,840,000	4,226,443
City of New York NY GO	5.25%		3/1/2049	AA		2,500,000	2,765,494
City of New York NY GO(c)	5.25%		4/1/2054	AA		1,500,000	1,646,810
City of New York NY GO	5.50%		5/1/2044	AA		2,085,000	2,356,701
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR		30,952	30,647
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR		244,309	160,623
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR		837,713	485,245
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR		189,842	189,542
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR		170,642	167,749
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR		146,457	141,759
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR		211,432	215,718

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	5.625%	7/1/2027	NR		$209,517	$222,992
Commonwealth of Puerto Rico GO	5.625%	7/1/2029	NR		206,118	225,798
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR		200,202	225,935
County of Nassau NY GO	4.00%	4/1/2053	AA-		2,140,000	2,021,829
Hudson Yards Infrastructure Corp. NY	5.00%	2/15/2042	AA		3,000,000	3,119,714
Jefferson County Civic Facility Development Corp.-Samaritan Medical Center Obligated NY	5.00%	11/1/2037	BB		2,000,000	1,957,812
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	2/1/2051	AAA		3,750,000	3,592,477
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2040	AAA		2,000,000	2,294,910
New York State Dormitory Authority	5.00%	3/15/2053	AA+		2,500,000	2,708,980
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	4.00%	3/15/2044	AA+		2,540,000	2,518,353
New York State Thruway Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2053	AA+		1,550,000	1,664,093
New York State Urban Development Corp.	5.00%	3/15/2044	Aa1		3,000,000	3,343,544
New York State Urban Development Corp.	5.00%	3/15/2050	Aa1		5,000,000	5,471,230
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	5.00%	3/15/2050	Aa1		2,500,000	2,686,402
New York State Urban Development Corp.-State of New York Sales Tax Revenue	4.00%	3/15/2047	AA+		2,295,000	2,248,319
Total						59,338,375

Health Care 12.43%
Brookhaven Local Development Corp.-Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2045	BBB	(b)	1,000,000	887,018
Brookhaven Local Development Corp.-Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2055	BBB	(b)	1,000,000	830,972
Brookhaven Local Development Corp.-Long Island Community Hospital At NYU Langone Health Obligated NY	3.375%	10/1/2040	A		365,000	313,954	(d)
Broome County Local Development Corp.-United Health Services Hospitals Obligated Group NY (AGM)	3.00%	4/1/2036	AA		1,030,000	902,230

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Broome County Local Development Corp.-United Health Services Hospitals Obligated Group NY (AGM)	3.00%	4/1/2037	AA		$1,500,000	$1,289,021
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2025	B-		300,000	294,941
Buffalo & Erie County Industrial Land Development Corp.-Orchard Park CCRC Inc NY	5.00%	11/15/2037	BBB	(b)	1,000,000	1,006,898
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	4.00%	7/1/2044	BBB		1,250,000	1,171,453
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	4.00%	7/1/2049	BBB		2,120,000	1,903,331
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	5.00%	7/1/2035	BBB		1,765,000	1,796,577
Genesee County Funding Corp.-Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+		1,000,000	1,042,356
Monroe County Industrial Development Corp.-Rochester Regional Health Obligated Group NY	4.00%	12/1/2035	BBB+		600,000	595,056
Monroe County Industrial Development Corp.-Rochester Regional Health Obligated Group NY	4.00%	12/1/2036	BBB+		450,000	440,806
Monroe County Industrial Development Corp.-Rochester Regional Health Obligated Group NY	5.00%	12/1/2034	BBB+		250,000	257,389
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2027	A-		625,000	626,644
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2028	A-		2,045,000	2,050,425
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2033	A-		905,000	907,046
New York City Industrial Development Agency-Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1		2,115,000	1,564,490
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2045	B-		2,895,000	2,118,074
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2032	B-		500,000	453,838

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	BB		$1,000,000	$995,771
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB		1,900,000	1,852,901
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2033	A-		4,015,000	4,056,869
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2034	A-		1,750,000	1,767,661
New York State Dormitory Authority-Maimonides Medical Center (FHA)	3.00%	2/1/2050	AA+		1,000,000	741,248
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2036	BBB-		475,000	467,565
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2037	BBB-		1,820,000	1,782,812
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2038	BBB-		1,540,000	1,484,543
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	9/1/2050	BBB-		5,500,000	4,864,995
New York State Dormitory Authority-Montefiore Obligated Group	5.00%	8/1/2035	BBB-		525,000	542,457
New York State Dormitory Authority-Northwell Health Obligated Group	4.00%	5/1/2045	A-		2,130,000	2,043,437
New York State Dormitory Authority-Northwell Health Obligated Group	5.00%	5/1/2028	A-		1,000,000	1,014,212
New York State Dormitory Authority-Northwell Health Obligated Group	5.00%	5/1/2038	A-		1,005,000	1,115,391
New York State Dormitory Authority-NYU Langone Hospitals Obligated Group	5.00%	7/1/2032	A+		810,000	841,062
New York State Dormitory Authority-NYU Langone Hospitals Obligated Group	5.00%	7/1/2033	A+		760,000	789,092
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-		1,000,000	833,913
Oneida County Local Development Corp.-Mohawk Valley Health System Obligated Group NY (AGM)	4.00%	12/1/2049	AA		4,645,000	4,283,493
Southold Local Development Corp.-Peconic Landing at Southold Inc NY	5.00%	12/1/2045	BBB-	(b)	1,000,000	1,000,449
Tompkins County Development Corp.-Kendal at Ithaca Inc NY	5.00%	7/1/2044	BBB+		920,000	919,926

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Westchester County Health Care Corp Obligated Group NY	5.00%	11/1/2033	BBB-	$1,000,000	$1,005,403
Westchester County Health Care Corp Obligated Group NY	5.00%	11/1/2034	BBB-	1,065,000	1,070,302
Westchester County Health Care Corp Obligated Group NY	5.00%	11/1/2046	BBB-	2,240,000	2,209,377
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BBB-	100,000	100,159
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BBB-	40,000	40,100
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%	11/1/2049	AA	2,125,000	2,463,440
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%	11/1/2053	AA	1,640,000	1,885,332
Westchester County Local Development Corp.-New York Blood Center Inc NY	5.00%	7/1/2035	Baa1	1,500,000	1,683,311
Westchester County Local Development Corp.-New York Blood Center Inc NY	5.00%	7/1/2038	Baa1	750,000	823,692
Total					63,131,432

Housing 1.70%
New York City Housing Development Corp.-FC 8 Spruce Street Residential LLC NY	4.50%	2/15/2048	NR	1,000,000	995,392
New York City Housing Development Corp. NY	3.35%	11/1/2065	AA+	1,270,000	945,685
New York State Dormitory Authority	5.00%	7/1/2048	Aa3	1,040,000	1,133,696
New York State Dormitory Authority	5.00%	7/1/2053	Aa3	2,090,000	2,259,126
New York State Dormitory Authority-State University of New York Dormitory Facilities Revenue	5.00%	7/1/2042	Aa3	1,510,000	1,572,556
New York State Housing Finance Agency-New York State Housing Finance Agency	3.15%	11/1/2054	Aa2	1,000,000	750,970
Westchester County Local Development Corp.-Purchase Housing Corp II NY	5.00%	6/1/2047	BBB	1,000,000	994,487
Total					8,651,912

Lease Obligation 0.43%
New York City Transitional Finance Authority Building Aid Revenue NY	5.00%	7/15/2035	AA	2,035,000	2,158,869

Other 0.52%
Build NYC Resource Corp.-Children’s Aid Society NY	4.00%	7/1/2049	A+	2,775,000	2,621,927

See Notes to Financial Statements.	207

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 3.49%
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY	5.00%	7/15/2042	Ba1	$3,000,000	$3,051,240
Build NYC Resource Corp.-Shefa School NY†	5.00%	6/15/2051	NR	1,315,000	1,231,463
New York State Thruway Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2046	AA+	2,500,000	2,731,676
New York State Thruway Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2048	AA+	3,365,000	3,651,266
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%	11/15/2032	AA+	1,250,000	1,464,128
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.50%	5/15/2052	AA+	5,020,000	5,607,029
Total					17,736,802

Special Tax 2.32%
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2040	AA	1,975,000	1,708,017
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2046	AA	3,100,000	2,497,788
New York City Industrial Development Agency-Yankee Stadium LLC NY	4.00%	3/1/2045	Baa1	1,950,000	1,857,477
New York City Industrial Development Agency-Yankee Stadium LLC NY (AGC)	Zero Coupon	3/1/2043	AA	425,000	181,612
New York City Industrial Development Agency-Yankee Stadium LLC NY (AGC)	Zero Coupon	3/1/2044	AA	640,000	259,507
New York City Industrial Development Agency-Yankee Stadium LLC NY (AGC)	Zero Coupon	3/1/2047	AA	385,000	132,191
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	3.971% (CPI YoY * 1 + 0.88%)	3/1/2026	Baa1	3,590,000	3,569,185
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2037	AAA	1,370,000	1,596,197
Total					11,801,974

Tax Revenue 11.02%
Metropolitan Transportation Authority NY	5.00%	11/15/2034	AA	1,440,000	1,532,319
Metropolitan Transportation Authority NY	5.00%	11/15/2042	AA	2,555,000	2,646,208
Metropolitan Transportation Authority NY	5.25%	11/15/2032	AA	670,000	704,654

208	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Metropolitan Transportation Authority NY	5.25%	11/15/2034	AA	$455,000	$477,887
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	5/1/2053	AAA	1,215,000	1,155,151
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2032	AAA	1,555,000	1,649,995
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2035	AAA	1,290,000	1,366,470
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2037	AAA	2,000,000	2,051,374
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2043	AAA	4,000,000	4,149,655
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2053	AAA	2,500,000	2,685,510
New York City Transitional Finance Authority NY	5.00%	5/1/2046	AAA	1,600,000	1,749,925
New York City Transitional Finance Authority NY	5.25%	2/1/2053	AAA	1,750,000	1,932,819
New York City Transitional Finance Authority NY	5.50%	5/1/2047	AAA	5,000,000	5,711,568
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2035	AA+	1,100,000	1,120,368
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.25%	3/15/2052	Aa1	2,500,000	2,754,553
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%	3/15/2043	AA+	2,550,000	2,698,195
New York State Urban Development Corp.	5.00%	3/15/2048	Aa1	3,950,000	4,326,227
New York State Urban Development Corp.	5.00%	3/15/2053	Aa1	1,835,000	1,996,871
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	163,000	133,715
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	708,000	535,636
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	710,000	492,716
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	7,476,000	1,752,581
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	489,000	489,705
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	858,000	859,237

See Notes to Financial Statements.	209

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	$64,000	$61,843
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	153,000	154,520
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	383,776
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	1,199,000	1,198,916
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	180,000	179,550
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	1,922,000	1,929,875
Territory of Guam	4.00%	1/1/2042	Baa3	750,000	716,473
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	4.00%	5/15/2046	AA+	2,015,000	1,971,462
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.00%	5/15/2047	AA+	3,000,000	3,269,258
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.00%	5/15/2054	AA+	1,050,000	1,136,881
Total					55,975,893

Tobacco 3.01%
Erie Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2055	NR	8,000,000	644,058
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	20,000,000	1,324,158
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	10,000,000	545,825
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	15,000,000	977,280
Nassau County Tobacco Settlement Corp. NY	5.125%	6/1/2046	CCC+	2,085,000	1,977,716
New York Counties Tobacco Trust IV	Zero Coupon	6/1/2060	NR	20,000,000	1,465,030
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	10,575,000	695,736
Suffolk Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2066	NR	7,700,000	804,260
TSASC, Inc. NY	5.00%	6/1/2034	A-	1,000,000	1,042,669
TSASC, Inc. NY	5.00%	6/1/2035	A-	300,000	312,103
TSASC, Inc. NY	5.00%	6/1/2036	A-	100,000	103,633

210	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
TSASC, Inc. NY	5.00%		6/1/2041	A-	$545,000	$555,815
TSASC, Inc. NY	5.00%		6/1/2048	NR	3,300,000	3,014,789
Westchester Tobacco Asset Securitization Corp. NY	5.125%		6/1/2051	BB-	1,845,000	1,848,065
Total						15,311,137

Transportation 25.47%
Buffalo & Fort Erie Public Bridge Authority NY	5.00%		1/1/2034	A+	600,000	628,472
Metropolitan Transportation Authority NY	4.00%		11/15/2051	A-	3,190,000	2,992,905
Metropolitan Transportation Authority NY	4.75%		11/15/2045	A-	3,255,000	3,353,954
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A-	2,450,000	2,627,787
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A-	1,730,000	1,772,582
Metropolitan Transportation Authority NY	5.00%		11/15/2030	A-	1,885,000	1,962,903
Metropolitan Transportation Authority NY	5.00%		11/15/2030	A-	700,000	749,628
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A-	1,900,000	2,026,763
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3	3,030,000	3,290,028
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A-	2,115,000	2,200,068
Metropolitan Transportation Authority NY	5.25%		11/15/2028	A-	3,740,000	3,851,428
Metropolitan Transportation Authority NY	5.25%		11/15/2035	A-	1,170,000	1,173,629
Metropolitan Transportation Authority NY	5.25%		11/15/2038	A-	1,640,000	1,645,086
Metropolitan Transportation Authority NY	5.50%		11/15/2047	A-	2,385,000	2,682,323
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.375%		6/30/2060	Baa3	6,870,000	7,264,914
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	6.00%		6/30/2054	Baa3	10,000,000	11,088,999
New York State Thruway Authority-Junior Lien	5.00%		1/1/2036	A	1,510,000	1,545,624
New York State Thruway Authority-New York State Thruway Authority	4.00%		1/1/2050	A	1,920,000	1,846,216
New York State Thruway Authority-New York State Thruway Authority	5.00%		1/1/2036	A+	1,760,000	1,762,180
New York State Thruway Authority NY	5.25%		1/1/2054	A+	1,500,000	1,642,136
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa3	3,625,000	3,628,574
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa3	2,295,000	2,371,295
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa3	2,645,000	2,744,429
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%		4/1/2040	Baa3	1,500,000	1,639,186

See Notes to Financial Statements.	211

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa3		$1,500,000	$1,704,011
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%	10/31/2041	BBB-	(b)	860,000	786,768
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%	4/30/2053	BBB-	(b)	4,910,000	4,124,270
New York Transportation Development Corp.-JFK International Air Terminal LLC	4.00%	12/1/2041	Baa1		1,180,000	1,138,178
New York Transportation Development Corp.-JFK International Air Terminal LLC	4.00%	12/1/2042	Baa1		1,800,000	1,721,274	(d)
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%	12/1/2039	Baa1		345,000	332,429
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%	12/1/2040	Baa1		1,380,000	1,314,397
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%	12/1/2041	Baa1		2,950,000	2,782,499
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%	12/1/2034	Baa1		635,000	688,384
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%	12/1/2039	Baa1		1,405,000	1,510,977
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%	12/1/2042	Baa1		930,000	986,007
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2		2,840,000	2,748,912
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2		2,235,000	2,011,180
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2		13,805,000	13,815,860
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2036	A3		850,000	884,372
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2038	A3		725,000	751,129
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2039	A3		350,000	361,990
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-		1,000,000	1,084,444
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-		2,000,000	2,168,888
Port Authority of New York & New Jersey AMT	5.00%	9/15/2033	AA-		5,335,000	5,624,498
Port Authority of New York & New Jersey AMT	5.00%	10/15/2033	AA-		1,595,000	1,771,895

212	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	AA-	$2,500,000	$2,799,803
Port Authority of New York & New Jersey AMT	5.00%		11/15/2041	AA-	2,000,000	2,013,919
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	4,225,000	4,589,049
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2053	AA-	2,650,000	2,935,391
Triborough Bridge & Tunnel Authority NY	5.50%		11/15/2057	AA-	2,000,000	2,226,482
Total						129,368,115

Utilities 7.48%
Chautauqua County Capital Resource Corp.-NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	1,000,000	1,011,119
Long Island Power Authority NY	5.00%		9/1/2034	A	2,000,000	2,008,541
Long Island Power Authority NY	5.00%		9/1/2039	A	2,265,000	2,271,978
Long Island Power Authority NY	5.00%		9/1/2053	A	2,000,000	2,187,530
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.00%		6/15/2035	AA+	1,700,000	1,703,943
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.00%		6/15/2036	AA+	2,975,000	2,981,901
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.00%		6/15/2036	AA+	2,250,000	2,255,456
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2048	AA+	2,050,000	2,290,472
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2052	AA+	5,220,000	5,731,666
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2053	AA+	3,000,000	3,315,134
New York City Municipal Water Finance Authority NY	5.25%		6/15/2054	AA+	2,500,000	2,758,152
New York State Environmental Facilities Corp.-State of New York State Revolving Fund	5.25%		9/15/2052	AAA	4,470,000	4,931,521
New York State Environmental Facilities Corp.-State of New York State Revolving Fund(c)	5.25%		6/15/2053	AAA	3,000,000	3,355,133
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	700,000	667,625

See Notes to Financial Statements.	213

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2024

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%	7/1/2030	NR	$500,000	$532,773
Total						38,002,944
Total Municipal Bonds (cost $514,669,899)						503,275,956

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.63%

VARIABLE RATE DEMAND NOTES 0.63%

General Obligation
City of New York NY GO	4.000%	4/1/2024	4/1/2042	AA	1,000,000	1,000,000
City of New York NY GO	4.250%	4/1/2024	4/1/2042	AA	2,200,000	2,200,000
Total						3,200,000
Total Short-Term Investments (cost $3,200,000)						3,200,000
Total Investments in Securities 99.71% (cost $517,869,899)						506,475,956
Other Assets and Liabilities – Net(f) 0.29%						1,463,923
Net Assets 100.00%						$507,939,879

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
NR	Not Rated.
SIFMA	Insured by-Securities Industry and Financial Markets Association.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $23,609,744, which represents 4.65% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

214	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2024

Futures Contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2024	67	Short	$(7,899,376)	$(8,069,312)	$(169,936)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Health Care	$–	$62,817,478	$313,954	$63,131,432
Transportation	–	127,646,841	1,721,274	129,368,115
Remaining Industries	–	310,776,409	–	310,776,409
Short-Term Investments
Variable Rate Demand Notes	–	3,200,000	–	3,200,000
Total	$–	$504,440,728	$2,035,228	$506,475,956
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(169,936)	–	–	(169,936)
Total	$(169,936)	$–	$–	$(169,936)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	215

Statements of Assets and Liabilities (unaudited)

March 31, 2024

	Short Duration	Intermediate	National
ASSETS:
Investments in securities, at cost	$1,575,131,977	$4,824,762,834	$4,377,473,133
Investments in securities, at fair value	$1,566,175,173	$4,848,309,666	$4,420,807,950
Cash	1,689,820	1,447,036	1,226,928
Deposits with brokers for futures collateral	–	–	2,640,300
Receivables:
Interest	15,837,124	58,920,351	57,691,017
Capital shares sold	5,300,329	16,380,537	22,838,250
Investment securities sold	4,626,024	4,474,940	7,447,414
From advisor (See Note 3)	13,920	–	–
Prepaid expenses and other assets	105,788	115,394	163,466
Total assets	1,593,748,178	4,929,647,924	4,512,815,325
LIABILITIES:
Payables:
Investment securities purchased	35,762,113	52,163,907	48,481,676
Capital shares reacquired	14,422,888	7,836,660	11,007,294
Management fee	447,074	1,581,824	1,408,660
Directors’ fees	221,956	525,070	405,763
12b-1 distribution plan	174,840	684,745	647,826
Fund administration	52,597	164,211	146,470
Trust certificates (See Note 2(h))	–	–	93,135,000
Interest expense and fees	–	–	1,077,590
Variation margin for futures contracts	–	–	560,415
Distributions payable	3,756,248	12,615,828	12,743,762
Accrued expenses	220,360	644,232	382,696
Total liabilities	55,058,076	76,216,477	169,997,152
NET ASSETS	$1,538,690,102	$4,853,431,447	$4,342,818,173
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,648,147,700	$5,235,776,464	$4,679,329,221
Total distributable earnings (loss)	(109,457,598)	(382,345,017)	(336,511,048)
Net Assets	$1,538,690,102	$4,853,431,447	$4,342,818,173

216	See Notes to Financial Statements.

High Income	Short Duration High Income	Sustainable	California	New Jersey	New York

$3,788,266,243	$1,204,046,292	$5,277,584	$610,041,843	$121,889,804	$517,869,899
$3,754,224,940	$1,218,674,765	$5,395,070	$615,354,563	$119,213,491	$506,475,956
1,793,345	3,495,481	35,801	1,201,967	2,010,022	1,582,353
444,600	–	–	249,600	35,100	261,300

54,424,818	16,648,407	71,576	7,766,183	1,421,170	6,120,664
17,569,779	9,018,981	2,239	3,169,000	579,805	2,587,100
25,000	2,002,927	–	2,797,811	–	–
–	20,438	9,016	–	2,542	–
122,915	92,887	46,709	39,629	30,719	35,406
3,828,605,397	1,249,953,886	5,560,411	630,578,753	123,292,849	517,062,779

12,974,001	13,540,528	–	6,413,600	1,381,235	4,982,205
7,776,731	3,563,665	1,072	1,242,529	73,213	2,370,035
1,380,153	348,967	–	232,923	45,956	191,975
326,035	39,887	412	68,577	20,103	68,540
402,152	82,711	1,027	93,251	29,034	99,366
125,310	40,657	187	20,704	4,085	17,064
58,465,000	–	–	–	–	–
521,531	–	–	–	–	–
27,780	–	–	15,789	2,178	16,500
12,800,079	4,049,102	14,319	1,660,337	303,585	1,295,072
788,084	212,718	31,524	86,250	44,682	82,143
95,586,856	21,878,235	48,541	9,833,960	1,904,071	9,122,900
$3,733,018,541	$1,228,075,651	$5,511,870	$620,744,793	$121,388,778	$507,939,879

$4,357,947,470	$1,341,147,447	$5,857,203	$655,434,542	$128,347,770	$539,996,997
(624,928,929)	(113,071,796)	(345,333)	(34,689,749)	(6,958,992)	(32,057,118)
$3,733,018,541	$1,228,075,651	$5,511,870	$620,744,793	$121,388,778	$507,939,879

See Notes to Financial Statements.	217

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2024

	Short Duration	Intermediate	National

Net Assets by class:
Class A Shares	$755,750,750	$1,963,698,053	$2,552,755,184
Class C Shares	$16,521,775	$78,387,220	$68,922,275
Class F Shares	$29,680,884	$100,616,919	$81,258,174
Class F3 Shares	$247,466,422	$296,382,656	$433,762,358
Class I Shares	$489,270,271	$2,414,346,599	$1,206,120,182
Outstanding shares by class*:
Class A Shares	50,305,546	191,483,221	243,405,355
Class C Shares	1,099,799	7,653,240	6,565,108
Class F Shares	1,975,481	9,815,711	7,756,063
Class F3 Shares	16,466,245	28,888,388	41,380,621
Class I Shares	32,558,362	235,453,255	115,069,404
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.02	$10.26	$10.49
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.37	$10.50	$10.73
Class C Shares-Net asset value	$15.02	$10.24	$10.50
Class F Shares-Net asset value	$15.02	$10.25	$10.48
Class F3 Shares-Net asset value	$15.03	$10.26	$10.48
Class I Shares-Net asset value	$15.03	$10.25	$10.48

*	Lord Abbett Municipal Income Fund, Inc. has 11,757,501,500 authorized shares of capital stock (par value $.001), which are designated as follows: 1,950,001,500 to Short Duration, 2,445,000,000 to Intermediate, 1,250,000,000 to National, 1,987,500,000 to High Income, 1,950,000,000 to Short Duration High Income, 750,000,000 to Sustainable, 450,000,000 to California, 525,000,000 to New Jersey and 450,000,000 to New York (as of March 31, 2024).

218	See Notes to Financial Statements.

High Income	Short Duration High Income	Sustainable	California	New Jersey	New York

$1,865,722,765	$317,000,089	$3,084,449	$391,152,822	$91,112,623	$362,907,940
$133,527,554	$20,598,016	$178,777	$19,683,574	$–	$18,001,066
$100,429,155	$15,193,206	$84,606	$13,294,621	$3,593,060	$10,278,767
$144,494,413	$40,963,353	$92,777	$53,777,041	$2,040,248	$3,848,489
$1,488,844,654	$834,320,987	$2,071,261	$142,836,735	$24,642,847	$112,903,617

172,008,160	22,348,249	332,465	38,440,945	19,189,425	33,898,035
12,306,344	1,452,000	19,268	1,933,562	–	1,683,616
9,251,787	1,071,145	9,119	1,306,587	756,324	959,261
13,347,311	2,887,871	10,000	5,286,861	429,141	359,306
137,515,761	58,818,135	223,251	14,046,866	5,185,116	10,540,571

$10.85	$14.18	$9.28	$10.18	$4.75	$10.71

$11.10	$14.51	$9.49	$10.41	$4.86	$10.96
$10.85	$14.19	$9.28	$10.18	$ –	$10.69
$10.86	$14.18	$9.28	$10.18	$4.75	$10.72
$10.83	$14.18	$9.28	$10.17	$4.75	$10.71
$10.83	$14.18	$9.28	$10.17	$4.75	$10.71

See Notes to Financial Statements.	219

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2024

	Short Duration	Intermediate	National
Investment income:
Interest and other	$27,542,030	$91,552,836	$89,384,857
Expenses:
Management fee	2,678,359	9,290,887	7,786,256
12b-1 distribution plan–Class A	761,102	1,948,996	2,430,164
12b-1 distribution plan–Class C	71,053	340,606	286,260
12b-1 distribution plan–Class F	15,844	53,285	41,846
Shareholder servicing	328,816	1,494,550	811,033
Fund administration	315,101	964,361	804,144
Registration	100,808	165,236	160,726
Professional	39,649	63,114	69,935
Reports to shareholders	29,668	91,744	63,626
Directors’ fees	27,493	84,810	68,416
Custody	9,463	26,614	19,880
Interest expense and fees (See Note 2(h))	–	–	1,702,147
Other	60,908	87,384	74,324
Gross expenses	4,438,264	14,611,587	14,318,757
Fees waived and expenses reimbursed (See Note 3)	(96,907)	(26,614)	(19,880)
Net expenses	4,341,357	14,584,973	14,298,877
Net investment income	23,200,673	76,967,863	75,085,980
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(10,010,813)	(64,525,889)	(39,863,254)
Net realized gain (loss) on futures contracts	(433,622)	–	173,987
Net change in unrealized appreciation/depreciation on investments	32,732,355	297,073,866	285,125,497
Net change in unrealized appreciation/depreciation on futures contracts	487,900	–	(3,354,814)
Net realized and unrealized gain (loss)	22,775,820	232,547,977	242,081,416
Net Increase in Net Assets Resulting From Operations	$45,976,493	$309,515,840	$317,167,396

220	See Notes to Financial Statements.

High Income	Short Duration High Income	Sustainable	California	New Jersey	New York

$94,956,137	$25,684,887	$102,576	$11,688,695	$2,180,478	$9,147,608

7,695,428	1,836,544	8,627	1,273,169	253,882	1,043,095
1,757,460	286,129	3,040	368,396	85,760	331,906
557,283	81,898	752	77,985	–	71,808
52,125	8,744	35	5,383	1,904	3,719
1,062,244	316,545	779	90,600	18,954	92,554
694,543	211,773	1,078	113,171	22,567	92,719
131,877	71,254	41,497	42,265	34,119	41,643
35,354	34,061	20,524	29,069	23,021	23,478
57,858	13,413	2,085	8,066	2,786	7,264
59,625	17,191	224	9,622	2,030	7,854
17,957	5,976	418	4,006	1,516	3,458
943,269	–	–	–	–	–
192,354	54,779	4,169	37,048	10,700	32,441
13,257,377	2,938,307	83,228	2,058,780	457,239	1,751,939
(17,957)	(192,148)	(67,825)	(4,006)	(20,111)	(3,458)
13,239,420	2,746,159	15,403	2,054,774	437,128	1,748,481
81,716,717	22,938,728	87,173	9,633,921	1,743,350	7,399,127

(90,554,814)	(19,440,659)	(22,141)	(2,291,197)	(1,369,663)	(2,426,747)
660,142	(141,284)	–	61,802	6,733	76,968

326,703,742	48,541,881	266,867	36,924,560	7,941,179	33,248,402

(2,150,839)	–	–	(516,710)	(65,353)	(513,378)
234,658,231	28,959,938	244,726	34,178,455	6,512,896	30,385,245

$316,374,948	$51,898,666	$331,899	$43,812,376	$8,256,246	$37,784,372

See Notes to Financial Statements.	221

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2024 (unaudited)	For the Year Ended September 30, 2023
Operations:
Net investment income	$23,200,673	$39,883,579
Net realized gain (loss) on investments and futures contracts	(10,444,435)	(39,902,898)
Net change in unrealized appreciation/depreciation on investments and futures contracts	33,220,255	47,204,705
Net increase in net assets resulting from operations	45,976,493	47,185,386
Distributions to Shareholders(1)
Class A	(10,782,549)	(17,584,763)
Class C	(194,991)	(324,642)
Class F	(464,558)	(2,101,757)
Class F3	(3,958,021)	(7,188,716)
Class I	(7,693,717)	(12,588,098)
Total distribution to shareholders	(23,093,836)	(39,787,976)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	308,910,973	783,794,119
Reinvestment of distributions	17,859,653	29,953,750
Cost of shares reacquired	(403,174,818)	(1,300,105,517)
Net increase (decrease) in net assets resulting from capital share transactions	(76,404,192)	(486,357,648)
Net increase (decrease) in net assets	(53,521,535)	(478,960,238)
NET ASSETS:
Beginning of period	$1,592,211,637	$2,071,171,875
End of period	$1,538,690,102	$1,592,211,637

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

222	See Notes to Financial Statements.

Intermediate		National
For the Six Months Ended March 31, 2024 (unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (unaudited)	For the Year Ended September 30, 2023

$76,967,863	$141,645,834	$75,085,980	$124,651,299
(64,525,889)	(133,123,729)	(39,689,267)	(134,588,997)

297,073,866	151,612,635	281,770,683	116,122,825
309,515,840	160,134,740	317,167,396	106,185,127

(29,620,871)	(55,377,086)	(43,603,070)	(77,238,597)
(1,020,569)	(2,236,636)	(1,050,633)	(2,184,343)
(1,670,533)	(7,640,736)	(1,544,407)	(4,878,775)
(4,756,619)	(7,471,644)	(7,459,987)	(11,071,073)
(38,766,234)	(67,416,716)	(19,848,734)	(26,764,425)
(75,834,826)	(140,142,818)	(73,506,831)	(122,137,213)

914,632,307	2,440,944,276	1,065,632,134	1,660,801,824
57,348,886	104,469,308	66,935,205	110,830,832
(1,196,775,261)	(2,768,876,136)	(706,466,900)	(1,461,281,131)

(224,794,068)	(223,462,552)	426,100,439	310,351,525
8,886,946	(203,470,630)	669,761,004	294,399,439

$4,844,544,501	$5,048,015,131	$3,673,057,169	$3,378,657,730
$4,853,431,447	$4,844,544,501	$4,342,818,173	$3,673,057,169

See Notes to Financial Statements.	223

Statements of Changes in Net Assets (continued)

	High Income
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2024 (unaudited)	For the Year Ended September 30, 2023
Operations:
Net investment income	$81,716,717	$145,539,733
Net realized gain (loss) on investments and futures contracts	(89,894,672)	(204,668,914)
Net change in unrealized appreciation/depreciation on investments and futures contracts	324,552,903	160,647,553
Net increase in net assets resulting from operations	316,374,948	101,518,372
Distributions to Shareholders(1)
Class A	(39,670,881)	(72,790,503)
Class C	(2,684,312)	(5,689,822)
Class F	(2,404,909)	(9,499,288)
Class F3	(3,102,645)	(5,375,725)
Class I	(31,696,431)	(48,818,252)
Total distribution to shareholders	(79,559,178)	(142,173,590)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	874,527,839	1,594,496,427
Reinvestment of distributions	71,869,566	128,033,512
Cost of shares reacquired	(735,334,441)	(1,803,019,789)
Net increase (decrease) in net assets resulting from capital share transactions	211,062,964	(80,489,850)
Net increase (decrease) in net assets	447,878,734	(121,145,068)
NET ASSETS:
Beginning of period	$3,285,139,807	$3,406,284,875
End of period	$3,733,018,541	$3,285,139,807

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

224	See Notes to Financial Statements.

Short Duration High Income		Sustainable
For the Six Months Ended March 31, 2024 (unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (unaudited)	For the Year Ended September 30, 2023

$22,938,728	$34,301,157	$87,173	$142,461
(19,581,943)	(33,739,132)	(22,141)	(155,523)

48,541,881	27,460,386	266,867	169,162
51,898,666	28,022,411	331,899	156,100

(5,728,897)	(10,532,484)	(47,590)	(79,924)
(343,066)	(607,265)	(2,169)	(2,896)
(358,931)	(2,560,295)	(1,148)	(1,919)
(802,796)	(1,231,546)	(1,538)	(2,685)
(14,720,087)	(17,898,923)	(33,547)	(53,809)
(21,953,777)	(32,830,513)	(85,992)	(141,233)

568,325,837	685,583,676	117,018	588,055
21,066,710	31,503,674	12,957	14,916
(291,541,057)	(689,567,706)	(15,588)	(6,445)

297,851,490	27,519,644	114,387	596,526
327,796,379	22,711,542	360,294	611,393

$900,279,272	$877,567,730	$5,151,576	$4,540,183
$1,228,075,651	$900,279,272	$5,511,870	$5,151,576

See Notes to Financial Statements.	225

Statements of Changes in Net Assets (concluded)

	California
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2024 (unaudited)	For the Year Ended September 30, 2023
Operations:
Net investment income	$9,633,921	$15,447,264
Net realized gain (loss) on investments and futures contracts	(2,229,395)	(18,231,152)
Net change in unrealized appreciation/depreciation on investments and futures contracts	36,407,850	16,977,014
Net increase in net assets resulting from operations	43,812,376	14,193,126
Distributions to Shareholders(1)
Class A	(6,059,055)	(10,048,395)
Class C	(262,115)	(498,898)
Class F	(182,794)	(413,866)
Class F3	(858,560)	(1,268,786)
Class I	(2,069,912)	(2,913,247)
Total distribution to shareholders	(9,432,436)	(15,143,192)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	160,582,656	220,080,799
Reinvestment of distributions	8,680,759	13,735,450
Cost of shares reacquired	(98,769,054)	(171,125,316)
Net increase (decrease) in net assets resulting from capital share transactions	70,494,361	62,690,933
Net increase (decrease) in net assets	104,874,301	61,740,867
NET ASSETS:
Beginning of period	$515,870,492	$454,129,625
End of period	$620,744,793	$515,870,492

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

226	See Notes to Financial Statements.

New Jersey		New York
For the Six Months Ended March 31, 2024 (unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (unaudited)	For the Year Ended September 30, 2023

$1,743,350	$3,039,809	$7,399,127	$12,894,727
(1,362,930)	(1,642,816)	(2,349,779)	(6,393,410)

7,875,826	2,908,510	32,735,024	9,672,228
8,256,246	4,305,503	37,784,372	16,173,545

(1,299,812)	(2,358,640)	(5,207,171)	(9,296,202)
–	–	(224,040)	(471,328)
(59,487)	(136,716)	(120,518)	(347,324)
(29,388)	(50,515)	(48,167)	(78,854)
(347,470)	(484,548)	(1,730,351)	(2,587,779)
(1,736,157)	(3,030,419)	(7,330,247)	(12,781,487)

25,438,561	28,363,257	127,930,507	124,898,947
1,369,480	2,409,229	6,389,483	10,761,359
(13,222,825)	(32,259,812)	(74,513,369)	(156,382,096)

13,585,216	(1,487,326)	59,806,621	(20,721,790)
20,105,305	(212,242)	90,260,746	(17,329,732)

$101,283,473	$101,495,715	$417,679,133	$435,008,865
$121,388,778	$101,283,473	$507,939,879	$417,679,133

See Notes to Financial Statements.	227

Financial Highlights (unaudited)

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2024(c)	$14.81	$0.21	$0.21	$0.42	$(0.21)	$15.02
9/30/2023	14.78	0.32	0.03	0.35	(0.32)	14.81
9/30/2022	15.84	0.15	(1.06)	(0.91)	(0.15)	14.78
9/30/2021	15.80	0.15	0.04	0.19	(0.15)	15.84
9/30/2020	15.78	0.24	0.02	0.26	(0.24)	15.80
9/30/2019	15.43	0.29	0.34	0.63	(0.28)	15.78
Class C
3/31/2024(c)	14.81	0.17	0.21	0.38	(0.17)	15.02
9/30/2023	14.78	0.23	0.03	0.26	(0.23)	14.81
9/30/2022	15.84	0.05	(1.05)	(1.00)	(0.06)	14.78
9/30/2021	15.80	0.05	0.04	0.09	(0.05)	15.84
9/30/2020	15.78	0.15	0.01	0.16	(0.14)	15.80
9/30/2019	15.43	0.19	0.35	0.54	(0.19)	15.78
Class F
3/31/2024(c)	14.81	0.22	0.21	0.43	(0.22)	15.02
9/30/2023	14.79	0.30	0.05	0.35	(0.33)	14.81
9/30/2022	15.85	0.16	(1.05)	(0.89)	(0.17)	14.79
9/30/2021	15.80	0.16	0.05	0.21	(0.16)	15.85
9/30/2020	15.78	0.26	0.02	0.28	(0.26)	15.80
9/30/2019	15.43	0.30	0.35	0.65	(0.30)	15.78
Class F3
3/31/2024(c)	14.81	0.23	0.22	0.45	(0.23)	15.03
9/30/2023	14.79	0.35	0.02	0.37	(0.35)	14.81
9/30/2022	15.85	0.19	(1.06)	(0.87)	(0.19)	14.79
9/30/2021	15.80	0.18	0.06	0.24	(0.19)	15.85
9/30/2020	15.79	0.27	0.02	0.29	(0.28)	15.80
9/30/2019	15.43	0.32	0.36	0.68	(0.32)	15.79
Class I
3/31/2024(c)	14.81	0.23	0.22	0.45	(0.23)	15.03
9/30/2023	14.79	0.35	0.02	0.37	(0.35)	14.81
9/30/2022	15.85	0.20	(1.08)	(0.88)	(0.18)	14.79
9/30/2021	15.80	0.18	0.05	0.23	(0.18)	15.85
9/30/2020	15.78	0.27	0.02	0.29	(0.27)	15.80
9/30/2019	15.43	0.32	0.35	0.67	(0.32)	15.78

(a)	Calculated based on average shares outstanding during the period
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

228	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.86	(d)	0.65	(e)	0.66	(e)	2.85	(e)	$755,751	39	(d)
2.29		0.65		0.66		2.12		758,931	59
(5.68)		0.65		0.65		0.99		875,792	43
1.20		0.65		0.65		0.93		1,067,651	26
1.68		0.65		0.66		1.52		895,461	28
4.15		0.65		0.66		1.83		632,983	33

2.55	(d)	1.26	(e)	1.27	(e)	2.24	(e)	16,522	39	(d)
1.74		1.26		1.27		1.51		17,796	59
(6.34)		1.29		1.29		0.35		23,284	43
0.54		1.30		1.31		0.30		31,450	26
1.05		1.27		1.28		0.96		39,779	28
3.52		1.26		1.28		1.22		86,435	33

2.91	(d)	0.55	(e)	0.56	(e)	2.95	(e)	29,681	39	(d)
2.39		0.55		0.56		2.03		33,367	59
(5.65)		0.55		0.55		1.01		246,974	43
1.36		0.55		0.55		1.03		736,826	26
1.77		0.55		0.56		1.62		587,635	28
4.25		0.55		0.56		1.92		577,258	33

3.05	(d)	0.41	(e)	0.41	(e)	3.09	(e)	247,466	39	(d)
2.54		0.41		0.42		2.35		264,658	59
(5.52)		0.41		0.41		1.25		361,359	43
1.50		0.42		0.42		1.16		331,257	26
1.84		0.42		0.43		1.74		246,193	28
4.44		0.42		0.43		2.04		46,899	33

3.03	(d)	0.45	(e)	0.46	(e)	3.05	(e)	489,270	39	(d)
2.50		0.45		0.46		2.34		517,459	59
(5.55)		0.45		0.46		1.30		563,762	43
1.46		0.45		0.45		1.13		206,551	26
1.87		0.45		0.46		1.70		177,634	28
4.35		0.45		0.46		2.02		108,949	33

See Notes to Financial Statements.	229

Financial Highlights (unaudited)(continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2024(d)	$9.76	$0.16	$0.49	$0.65	$(0.15)	$10.26
9/30/2023	9.71	0.27	0.05	0.32	(0.27)	9.76
9/30/2022	11.33	0.23	(1.63)	(1.40)	(0.22)	9.71
9/30/2021	11.11	0.24	0.22	0.46	(0.24)	11.33
9/30/2020	11.17	0.27	(0.06)	0.21	(0.27)	11.11
9/30/2019	10.60	0.30	0.57	0.87	(0.30)	11.17
Class C
3/31/2024(d)	9.75	0.12	0.49	0.61	(0.12)	10.24
9/30/2023	9.70	0.21	0.05	0.26	(0.21)	9.75
9/30/2022	11.32	0.16	(1.62)	(1.46)	(0.16)	9.70
9/30/2021	11.10	0.17	0.22	0.39	(0.17)	11.32
9/30/2020	11.16	0.21	(0.07)	0.14	(0.20)	11.10
9/30/2019	10.59	0.23	0.57	0.80	(0.23)	11.16
Class F
3/31/2024(d)	9.76	0.16	0.49	0.65	(0.16)	10.25
9/30/2023	9.71	0.28	0.05	0.33	(0.28)	9.76
9/30/2022	11.33	0.23	(1.61)	(1.38)	(0.24)	9.71
9/30/2021	11.11	0.25	0.22	0.47	(0.25)	11.33
9/30/2020	11.17	0.28	(0.06)	0.22	(0.28)	11.11
9/30/2019	10.60	0.31	0.57	0.88	(0.31)	11.17
Class F3
3/31/2024(d)	9.77	0.17	0.49	0.66	(0.17)	10.26
9/30/2023	9.72	0.30	0.05	0.35	(0.30)	9.77
9/30/2022	11.34	0.25	(1.62)	(1.37)	(0.25)	9.72
9/30/2021	11.12	0.27	0.22	0.49	(0.27)	11.34
9/30/2020	11.18	0.30	(0.06)	0.24	(0.30)	11.12
9/30/2019	10.60	0.32	0.58	0.90	(0.32)	11.18
Class I
3/31/2024(d)	9.76	0.17	0.48	0.65	(0.16)	10.25
9/30/2023	9.71	0.30	0.04	0.34	(0.29)	9.76
9/30/2022	11.33	0.25	(1.62)	(1.37)	(0.25)	9.71
9/30/2021	11.12	0.27	0.21	0.48	(0.27)	11.33
9/30/2020	11.17	0.29	(0.05)	0.24	(0.29)	11.12
9/30/2019	10.60	0.32	0.57	0.89	(0.32)	11.17

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

230	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

6.72	(e)	0.71	(f)	0.71	(f)	0.71	(f)	3.09	(f)	$1,963,698	25	(e)
3.17		0.71		0.71		0.71		2.74		1,935,887	44
(12.36)		0.71		0.71		0.71		2.11		2,075,394	33
4.19		0.70		0.70		0.70		2.15		2,656,030	13
1.93		0.70		0.70		0.70		2.45		2,239,629	14
8.27		0.70		0.70		0.71		2.73		1,704,883	19

6.30	(e)	1.32	(f)	1.32	(f)	1.32	(f)	2.48	(f)	78,387	25	(e)
2.64		1.32		1.32		1.32		2.12		86,956	44
(13.02)		1.35		1.35		1.35		1.47		123,238	33
3.53		1.33		1.33		1.33		1.52		190,855	13
1.30		1.32		1.32		1.32		1.86		215,475	14
7.62		1.31		1.31		1.32		2.13		390,735	19

6.67	(e)	0.61	(f)	0.61	(f)	0.61	(f)	3.18	(f)	100,617	25	(e)
3.38		0.60		0.60		0.60		2.78		113,056	44
(12.37)		0.60		0.60		0.60		2.13		522,922	33
4.30		0.60		0.60		0.60		2.24		2,697,578	13
2.03		0.60		0.60		0.60		2.56		2,140,068	14
8.38		0.60		0.60		0.61		2.83		1,871,641	19

6.76	(e)	0.45	(f)	0.45	(f)	0.45	(f)	3.35	(f)	296,383	25	(e)
3.54		0.45		0.45		0.45		3.00		274,934	44
(12.21)		0.45		0.45		0.45		2.39		194,787	33
4.45		0.45		0.45		0.45		2.36		171,655	13
2.17		0.46		0.46		0.46		2.68		85,559	14
8.62		0.46		0.46		0.47		2.94		43,659	19

6.73	(e)	0.51	(f)	0.51	(f)	0.51	(f)	3.29	(f)	2,414,347	25	(e)
3.48		0.51		0.51		0.51		2.95		2,433,710	44
(12.28)		0.52		0.52		0.52		2.39		2,131,673	33
4.31		0.50		0.50		0.50		2.35		896,545	13
2.22		0.50		0.50		0.50		2.65		870,771	14
8.48		0.50		0.50		0.51		2.92		652,729	19

See Notes to Financial Statements.	231

Financial Highlights (unaudited)(continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)		Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2024(d)	$9.85	$0.19	$0.63		$0.82	$(0.18)	$10.49
9/30/2023	9.83	0.35	0.01	(g)	0.36	(0.34)	9.85
9/30/2022	12.06	0.30	(2.23)		(1.93)	(0.30)	9.83
9/30/2021	11.70	0.31	0.36		0.67	(0.31)	12.06
9/30/2020	11.80	0.34	(0.10)		0.24	(0.34)	11.70
9/30/2019	11.11	0.37	0.69		1.06	(0.37)	11.80
Class C
3/31/2024(d)	9.86	0.16	0.63		0.79	(0.15)	10.50
9/30/2023	9.84	0.29	0.01	(g)	0.30	(0.28)	9.86
9/30/2022	12.08	0.23	(2.24)		(2.01)	(0.23)	9.84
9/30/2021	11.71	0.23	0.37		0.60	(0.23)	12.08
9/30/2020	11.82	0.26	(0.11)		0.15	(0.26)	11.71
9/30/2019	11.13	0.30	0.69		0.99	(0.30)	11.82
Class F
3/31/2024(d)	9.84	0.19	0.64		0.83	(0.19)	10.48
9/30/2023	9.82	0.35	0.02	(g)	0.37	(0.35)	9.84
9/30/2022	12.05	0.31	(2.23)		(1.92)	(0.31)	9.82
9/30/2021	11.69	0.32	0.36		0.68	(0.32)	12.05
9/30/2020	11.79	0.35	(0.10)		0.25	(0.35)	11.69
9/30/2019	11.10	0.38	0.69		1.07	(0.38)	11.79
Class F3
3/31/2024(d)	9.84	0.20	0.64		0.84	(0.20)	10.48
9/30/2023	9.83	0.37	0.01	(g)	0.38	(0.37)	9.84
9/30/2022	12.06	0.32	(2.23)		(1.91)	(0.32)	9.83
9/30/2021	11.69	0.34	0.37		0.71	(0.34)	12.06
9/30/2020	11.80	0.36	(0.11)		0.25	(0.36)	11.69
9/30/2019	11.11	0.39	0.70		1.09	(0.40)	11.80
Class I
3/31/2024(d)	9.84	0.20	0.63		0.83	(0.19)	10.48
9/30/2023	9.83	0.37	–	(g)(h)	0.37	(0.36)	9.84
9/30/2022	12.06	0.32	(2.23)		(1.91)	(0.32)	9.83
9/30/2021	11.69	0.34	0.36		0.70	(0.33)	12.06
9/30/2020	11.80	0.36	(0.11)		0.25	(0.36)	11.69
9/30/2019	11.11	0.39	0.69		1.08	(0.39)	11.80

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statements of Operations for the period ended September 30, 2023, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(h)	Amount less than $0.01.

232	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

8.41	(e)	0.78	(f)	0.69	(f)	0.78	(f)	3.66	(f)	$2,552,755	9	(e)
3.61		0.77		0.70		0.77		3.41		2,257,591	41
(16.27)		0.71		0.70		0.71		2.66		2,235,687	40
5.77		0.70		0.70		0.70		2.58		2,925,529	18
2.06		0.71		0.71		0.71		2.90		2,504,023	24
9.70		0.77		0.75		0.77		3.25		2,011,535	11

8.08	(e)	1.39	(f)	1.30	(f)	1.39	(f)	3.05	(f)	68,922	9	(e)
2.97		1.40		1.33		1.40		2.78		70,892	41
(16.86)		1.35		1.34		1.35		2.01		83,743	40
5.16		1.35		1.35		1.35		1.94		135,544	18
1.32		1.35		1.35		1.35		2.27		138,705	24
9.01		1.39		1.37		1.39		2.63		165,263	11

8.47	(e)	0.68	(f)	0.59	(f)	0.68	(f)	3.76	(f)	81,258	9	(e)
3.72		0.67		0.60		0.67		3.48		79,394	41
(16.20)		0.61		0.60		0.61		2.66		222,942	40
5.88		0.60		0.60		0.60		2.68		984,235	18
2.15		0.61		0.61		0.61		2.99		871,094	24
9.80		0.67		0.65		0.67		3.32		594,320	11

8.55	(e)	0.53	(f)	0.45	(f)	0.53	(f)	3.91	(f)	433,762	9	(e)
3.75		0.53		0.46		0.53		3.65		346,879	41
(16.07)		0.47		0.46		0.47		2.91		268,560	40
6.10		0.45		0.45		0.45		2.78		288,718	18
2.19		0.48		0.48		0.48		3.10		140,730	24
9.95		0.53		0.50		0.53		3.42		59,942	11

8.53	(e)	0.58	(f)	0.49	(f)	0.58	(f)	3.86	(f)	1,206,120	9	(e)
3.72		0.57		0.50		0.57		3.63		918,301	41
(16.10)		0.52		0.51		0.52		2.99		567,725	40
6.07		0.50		0.50		0.50		2.78		209,640	18
2.17		0.51		0.51		0.51		3.09		155,620	24
9.91		0.57		0.55		0.57		3.40		111,141	11

See Notes to Financial Statements.	233

Financial Highlights (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2024(d)	$10.12	$0.24	$0.73	$0.97	$(0.24)	$10.85
9/30/2023	10.22	0.45	(0.11)	0.34	(0.44)	10.12
9/30/2022	12.91	0.39	(2.69)	(2.30)	(0.39)	10.22
9/30/2021	12.14	0.41	0.77	1.18	(0.41)	12.91
9/30/2020	12.60	0.45	(0.47)	(0.02)	(0.44)	12.14
9/30/2019	11.93	0.50	0.66	1.16	(0.49)	12.60
Class C
3/31/2024(d)	10.12	0.21	0.73	0.94	(0.21)	10.85
9/30/2023	10.22	0.38	(0.11)	0.27	(0.37)	10.12
9/30/2022	12.92	0.31	(2.70)	(2.39)	(0.31)	10.22
9/30/2021	12.14	0.33	0.78	1.11	(0.33)	12.92
9/30/2020	12.61	0.37	(0.48)	(0.11)	(0.36)	12.14
9/30/2019	11.93	0.42	0.67	1.09	(0.41)	12.61
Class F
3/31/2024(d)	10.13	0.25	0.72	0.97	(0.24)	10.86
9/30/2023	10.23	0.45	(0.10)	0.35	(0.45)	10.13
9/30/2022	12.92	0.40	(2.69)	(2.29)	(0.40)	10.23
9/30/2021	12.15	0.42	0.77	1.19	(0.42)	12.92
9/30/2020	12.61	0.46	(0.47)	(0.01)	(0.45)	12.15
9/30/2019	11.93	0.51	0.67	1.18	(0.50)	12.61
Class F3
3/31/2024(d)	10.10	0.26	0.72	0.98	(0.25)	10.83
9/30/2023	10.20	0.47	(0.11)	0.36	(0.46)	10.10
9/30/2022	12.89	0.42	(2.70)	(2.28)	(0.41)	10.20
9/30/2021	12.12	0.44	0.77	1.21	(0.44)	12.89
9/30/2020	12.58	0.47	(0.46)	0.01	(0.47)	12.12
9/30/2019	11.90	0.52	0.67	1.19	(0.51)	12.58
Class I
3/31/2024(d)	10.10	0.25	0.73	0.98	(0.25)	10.83
9/30/2023	10.20	0.47	(0.11)	0.36	(0.46)	10.10
9/30/2022	12.89	0.42	(2.70)	(2.28)	(0.41)	10.20
9/30/2021	12.12	0.44	0.76	1.20	(0.43)	12.89
9/30/2020	12.58	0.47	(0.47)	– (g)	(0.46)	12.12
9/30/2019	11.90	0.51	0.68	1.19	(0.51)	12.58

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.

234	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

9.64 (e)	0.83	(f)	0.77	(f)	0.83	(f)	4.64	(f)	$1,865,723	17	(e)
3.23	0.81		0.77		0.81		4.26		1,680,507	42
(18.19)	0.77		0.77		0.77		3.28		1,787,225	40
9.81	0.75		0.75		0.75		3.23		2,388,758	15
(0.09)	0.77		0.77		0.77		3.69		1,822,069	43
9.94	0.79		0.79		0.79		4.09		1,728,665	11

9.31 (e)	1.44	(f)	1.39	(f)	1.44	(f)	4.03	(f)	133,528	17	(e)
2.58	1.44		1.40		1.44		3.63		141,950	42
(18.78)	1.41		1.41		1.41		2.63		174,127	40
9.19	1.40		1.40		1.40		2.60		267,871	15
(0.81)	1.42		1.42		1.42		3.06		242,392	43
9.34	1.42		1.42		1.42		3.48		346,925	11

9.69 (e)	0.73	(f)	0.67	(f)	0.73	(f)	4.74	(f)	100,429	17	(e)
3.33	0.71		0.67		0.71		4.31		112,452	42
(18.09)	0.66		0.66		0.66		3.27		369,471	40
9.90	0.65		0.65		0.65		3.30		1,450,736	15
0.00	0.67		0.67		0.67		3.78		861,795	43
10.13	0.69		0.69		0.69		4.16		895,691	11

9.80 (e)	0.57	(f)	0.51	(f)	0.57	(f)	4.90	(f)	144,494	17	(e)
3.48	0.57		0.53		0.57		4.50		122,429	42
(18.01)	0.51		0.51		0.51		3.55		114,134	40
10.07	0.52		0.51		0.51		3.42		118,100	15
0.14	0.53		0.53		0.53		3.92		55,503	43
10.28	0.55		0.55		0.55		4.24		32,101	11

9.77 (e)	0.63	(f)	0.57	(f)	0.63	(f)	4.83	(f)	1,488,845	17	(e)
3.43	0.61		0.57		0.61		4.46		1,227,801	42
(18.06)	0.57		0.57		0.57		3.59		961,328	40
10.03	0.56		0.55		0.55		3.41		487,688	15
0.09	0.57		0.57		0.57		3.88		301,236	43
10.25	0.59		0.59		0.59		4.22		282,296	11

See Notes to Financial Statements.	235

Financial Highlights (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2024(c)	$13.79	$0.29	$0.38	$0.67	$(0.28)	$14.18
9/30/2023	13.84	0.53	(0.08)	0.45	(0.50)	13.79
9/30/2022	15.88	0.34	(2.05)	(1.71)	(0.33)	13.84
9/30/2021	15.20	0.33	0.69	1.02	(0.34)	15.88
9/30/2020	15.64	0.43	(0.45)	(0.02)	(0.42)	15.20
9/30/2019	15.10	0.46	0.52	0.98	(0.44)	15.64
Class C
3/31/2024(c)	13.79	0.25	0.39	0.64	(0.24)	14.19
9/30/2023	13.84	0.43	(0.07)	0.36	(0.41)	13.79
9/30/2022	15.88	0.23	(2.04)	(1.81)	(0.23)	13.84
9/30/2021	15.20	0.23	0.68	0.91	(0.23)	15.88
9/30/2020	15.65	0.33	(0.46)	(0.13)	(0.32)	15.20
9/30/2019	15.11	0.36	0.52	0.88	(0.34)	15.65
Class F
3/31/2024(c)	13.79	0.30	0.38	0.68	(0.29)	14.18
9/30/2023	13.84	0.52	(0.05)	0.47	(0.52)	13.79
9/30/2022	15.88	0.33	(2.02)	(1.69)	(0.35)	13.84
9/30/2021	15.20	0.34	0.69	1.03	(0.35)	15.88
9/30/2020	15.64	0.45	(0.46)	(0.01)	(0.43)	15.20
9/30/2019	15.10	0.47	0.53	1.00	(0.46)	15.64
Class F3
3/31/2024(c)	13.79	0.31	0.38	0.69	(0.30)	14.18
9/30/2023	13.84	0.57	(0.08)	0.49	(0.54)	13.79
9/30/2022	15.88	0.38	(2.05)	(1.67)	(0.37)	13.84
9/30/2021	15.20	0.37	0.69	1.06	(0.38)	15.88
9/30/2020	15.65	0.47	(0.46)	0.01	(0.46)	15.20
9/30/2019	15.11	0.50	0.52	1.02	(0.48)	15.65
Class I
3/31/2024(c)	13.79	0.31	0.37	0.68	(0.29)	14.18
9/30/2023	13.84	0.56	(0.08)	0.48	(0.53)	13.79
9/30/2022	15.88	0.38	(2.06)	(1.68)	(0.36)	13.84
9/30/2021	15.20	0.36	0.69	1.05	(0.37)	15.88
9/30/2020	15.65	0.46	(0.46)	–	(0.45)	15.20
9/30/2019	15.11	0.49	0.52	1.01	(0.47)	15.65

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

236	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

4.90 (d)	0.65	(e)	0.69	(e)	4.19	(e)	$317,000	24	(d)
3.27	0.66		0.71		3.73		261,115	71
(10.85)	0.70		0.77		2.27		325,756	81
6.74	0.69		0.75		2.09		409,286	14
(0.12)	0.62		0.78		2.83		176,351	61
6.59	0.55		0.78		2.99		176,214	29

4.66 (d)	1.26	(e)	1.30	(e)	3.58	(e)	20,598	24	(d)
2.59	1.32		1.37		3.08		19,626	71
(11.48)	1.40		1.47		1.56		21,392	81
6.03	1.36		1.43		1.43		26,412	14
(0.85)	1.28		1.45		2.18		12,758	61
5.90	1.21		1.44		2.34		12,303	29

4.95 (d)	0.55	(e)	0.59	(e)	4.30	(e)	15,193	24	(d)
3.36	0.57		0.62		3.72		17,573	71
(10.77)	0.60		0.66		2.18		139,299	81
6.84	0.59		0.65		2.17		495,439	14
(0.03)	0.52		0.68		2.92		171,092	61
6.70	0.45		0.68		3.08		156,308	29

5.04 (d)	0.38	(e)	0.42	(e)	4.47	(e)	40,963	24	(d)
3.55	0.38		0.45		4.03		35,447	71
(10.62)	0.44		0.50		2.56		28,251	81
7.02	0.43		0.49		2.31		31,122	14
0.07	0.36		0.52		3.10		8,538	61
6.86	0.30		0.53		3.24		6,546	29

5.01 (d)	0.45	(e)	0.49	(e)	4.39	(e)	834,321	24	(d)
3.40	0.46		0.50		3.97		566,518	71
(10.61)	0.50		0.58		2.59		362,870	81
6.95	0.50		0.55		2.28		244,728	14
0.01	0.42		0.59		3.03		93,013	61
6.80	0.35		0.59		3.18		65,005	29

See Notes to Financial Statements.	237

Financial Highlights (unaudited)(continued)

SUSTAINABLE MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2024(c)	$8.86	$0.15	$0.41	$0.56	$(0.14)	$9.28
9/30/2023	8.79	0.25	0.07	0.32	(0.25)	8.86
1/5/2022 to 9/30/2022(f)	10.00	0.10	(1.21)	(1.11)	(0.10)	8.79
Class C
3/31/2024(c)	8.86	0.12	0.41	0.53	(0.11)	9.28
9/30/2023	8.79	0.18	0.07	0.25	(0.18)	8.86
1/5/2022 to 9/30/2022(f)	10.00	0.05	(1.21)	(1.16)	(0.05)	8.79
Class F
3/31/2024(c)	8.86	0.15	0.42	0.57	(0.15)	9.28
9/30/2023	8.79	0.26	0.07	0.33	(0.26)	8.86
1/5/2022 to 9/30/2022(f)	10.00	0.11	(1.21)	(1.10)	(0.11)	8.79
Class F3
3/31/2024(c)	8.86	0.16	0.41	0.57	(0.15)	9.28
9/30/2023	8.79	0.27	0.07	0.34	(0.27)	8.86
1/5/2022 to 9/30/2022(f)	10.00	0.12	(1.21)	(1.09)	(0.12)	8.79
Class I
3/31/2024(c)	8.86	0.15	0.42	0.57	(0.15)	9.28
9/30/2023	8.79	0.27	0.06	0.33	(0.26)	8.86
1/5/2022 to 9/30/2022(f)	10.00	0.12	(1.21)	(1.09)	(0.12)	8.79

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on January 5, 2022.

238	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

6.38	(d)	0.63	(e)	3.14	(e)	3.17	(e)	$3,084	22	(d)
3.57		0.63		2.92		2.74		2,910	58
(11.11	)(d)	0.63	(e)	2.16	(e)	1.48	(e)	2,682	90	(d)

6.04	(d)	1.29	(e)	3.80	(e)	2.52	(e)	179	22	(d)
2.77		1.41		3.86		2.01		169	58
(11.64	)(d)	1.43	(e)	2.96	(e)	0.68	(e)	66	90	(d)

6.44	(d)	0.53	(e)	3.04	(e)	3.26	(e)	85	22	(d)
3.67		0.53		2.80		2.84		66	58
(11.05	)(d)	0.53	(e)	2.06	(e)	1.58	(e)	66	90	(d)

6.51	(d)	0.39	(e)	2.93	(e)	3.41	(e)	93	22	(d)
3.82		0.39		2.67		2.97		89	58
(10.95	)(d)	0.39	(e)	1.91	(e)	1.72	(e)	88	90	(d)

6.49	(d)	0.43	(e)	2.94	(e)	3.37	(e)	2,071	22	(d)
3.78		0.43		2.74		2.95		1,917	58
(10.98	)(d)	0.43	(e)	1.96	(e)	1.68	(e)	1,638	90	(d)

See Notes to Financial Statements.	239

Financial Highlights (unaudited)(continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2024(c)	$9.55	$0.17	$0.62	$0.79	$(0.16)	$10.18
9/30/2023	9.50	0.31	0.04	0.35	(0.30)	9.55
9/30/2022	11.61	0.26	(2.11)	(1.85)	(0.26)	9.50
9/30/2021	11.40	0.26	0.21	0.47	(0.26)	11.61
9/30/2020	11.42	0.29	(0.03)	0.26	(0.28)	11.40
9/30/2019	10.76	0.33	0.66	0.99	(0.33)	11.42
Class C
3/31/2024(c)	9.56	0.14	0.61	0.75	(0.13)	10.18
9/30/2023	9.51	0.24	0.05	0.29	(0.24)	9.56
9/30/2022	11.62	0.19	(2.11)	(1.92)	(0.19)	9.51
9/30/2021	11.41	0.19	0.21	0.40	(0.19)	11.62
9/30/2020	11.42	0.21	(0.01)	0.20	(0.21)	11.41
9/30/2019	10.76	0.26	0.66	0.92	(0.26)	11.42
Class F
3/31/2024(c)	9.55	0.17	0.63	0.80	(0.17)	10.18
9/30/2023	9.50	0.31	0.05	0.36	(0.31)	9.55
9/30/2022	11.61	0.26	(2.10)	(1.84)	(0.27)	9.50
9/30/2021	11.40	0.28	0.20	0.48	(0.27)	11.61
9/30/2020	11.42	0.30	(0.02)	0.28	(0.30)	11.40
9/30/2019	10.75	0.34	0.67	1.01	(0.34)	11.42
Class F3
3/31/2024(c)	9.55	0.18	0.62	0.80	(0.18)	10.17
9/30/2023	9.50	0.33	0.04	0.37	(0.32)	9.55
9/30/2022	11.61	0.28	(2.11)	(1.83)	(0.28)	9.50
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41
Class I
3/31/2024(c)	9.54	0.18	0.62	0.80	(0.17)	10.17
9/30/2023	9.50	0.33	0.03	0.36	(0.32)	9.54
9/30/2022	11.61	0.28	(2.11)	(1.83)	(0.28)	9.50
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

240	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

8.36	(d)	0.77	(e)	0.77	(e)	3.36	(e)	$391,153	21	(d)
3.50		0.76		0.76		3.08		341,314	57
(16.10)		0.77		0.77		2.39		303,455	44
4.16		0.77		0.77		2.27		381,200	14
2.36		0.78		0.78		2.53		342,426	18
9.34		0.79		0.79		3.00		289,148	15

7.92	(d)	1.37	(e)	1.37	(e)	2.76	(e)	19,684	21	(d)
2.97		1.38		1.38		2.45		18,912	57
(16.70)		1.40		1.40		1.75		21,221	44
3.49		1.41		1.41		1.63		33,274	14
1.78		1.44		1.44		1.88		37,078	18
8.68		1.40		1.40		2.39		42,957	15

8.41	(d)	0.67	(e)	0.67	(e)	3.45	(e)	13,295	21	(d)
3.61		0.66		0.66		3.13		7,929	57
(16.02)		0.67		0.67		2.37		20,964	44
4.26		0.67		0.67		2.36		130,104	14
2.46		0.68		0.68		2.61		112,378	18
9.55		0.69		0.69		3.08		73,687	15

8.37	(d)	0.54	(e)	0.54	(e)	3.59	(e)	53,777	21	(d)
3.84		0.54		0.54		3.31		45,077	57
(16.00)		0.54		0.54		2.64		29,694	44
4.39		0.54		0.54		2.48		20,625	14
2.67		0.56		0.56		2.73		13,170	18
9.59		0.56		0.56		3.19		8,373	15

8.47	(d)	0.57	(e)	0.57	(e)	3.55	(e)	142,837	21	(d)
3.71		0.56		0.56		3.29		102,638	57
(16.02)		0.58		0.58		2.69		78,796	44
4.37		0.57		0.57		2.46		39,117	14
2.65		0.58		0.58		2.73		30,880	18
9.56		0.58		0.58		3.18		29,782	15

See Notes to Financial Statements.	241

Financial Highlights (unaudited)(continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2024(c)	$4.47	$0.07	$0.28	$0.35	$(0.07)	$4.75
9/30/2023	4.42	0.13	0.05	0.18	(0.13)	4.47
9/30/2022	5.35	0.12	(0.93)	(0.81)	(0.12)	4.42
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
9/30/2020	5.21	0.13	(0.03)	0.10	(0.13)	5.18
9/30/2019	4.91	0.14	0.30	0.44	(0.14)	5.21
Class F
3/31/2024(c)	4.47	0.07	0.28	0.35	(0.07)	4.75
9/30/2023	4.42	0.14	0.05	0.19	(0.14)	4.47
9/30/2022	5.35	0.12	(0.93)	(0.81)	(0.12)	4.42
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
9/30/2020	5.21	0.13	(0.03)	0.10	(0.13)	5.18
9/30/2019	4.91	0.14	0.30	0.44	(0.14)	5.21
Class F3
3/31/2024(c)	4.48	0.08	0.27	0.35	(0.08)	4.75
9/30/2023	4.42	0.15	0.06	0.21	(0.15)	4.48
9/30/2022	5.35	0.13	(0.93)	(0.80)	(0.13)	4.42
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22
Class I
3/31/2024(c)	4.47	0.08	0.28	0.36	(0.08)	4.75
9/30/2023	4.42	0.14	0.05	0.19	(0.14)	4.47
9/30/2022	5.35	0.13	(0.93)	(0.80)	(0.13)	4.42
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

242	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

7.88	(d)	0.82	(e)	0.86	(e)	3.04	(e)	$91,113	2	(d)
4.11		0.82		0.87		2.91		77,950	23
(15.36)		0.82		0.84		2.39		80,854	11
5.58		0.82		0.84		2.21		99,356	13
1.92		0.82		0.85		2.48		101,085	15
9.00		0.82		0.86		2.69		99,027	4

7.93	(d)	0.72	(e)	0.76	(e)	3.14	(e)	3,593	2	(d)
4.21		0.72		0.77		3.00		3,693	23
(15.28)		0.72		0.74		2.40		5,885	11
5.68		0.72		0.74		2.30		28,097	13
2.02		0.72		0.75		2.58		23,903	15
9.10		0.72		0.76		2.77		20,893	4

7.77	(d)	0.58	(e)	0.62	(e)	3.28	(e)	2,040	2	(d)
4.59		0.58		0.63		3.15		1,697	23
(15.16)		0.58		0.60		2.65		1,342	11
5.82		0.59		0.60		2.40		1,148	13
1.96		0.59		0.62		2.71		618	15
9.22		0.58		0.63		2.79		531	4

7.99	(d)	0.62	(e)	0.66	(e)	3.24	(e)	24,643	2	(d)
4.32		0.62		0.66		3.11		17,943	23
(15.19)		0.62		0.65		2.68		13,415	11
5.79		0.62		0.64		2.38		6,905	13
1.93		0.62		0.65		2.68		3,746	15
9.20		0.62		0.66		2.86		2,593	4

See Notes to Financial Statements.	243

Financial Highlights (unaudited)(concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
3/31/2024(c)	$9.99	$0.17	$0.71	$0.88	$(0.16)	$–		$(0.16)
9/30/2023	9.90	0.31	0.09	0.40	(0.31)	–		(0.31)
9/30/2022	12.06	0.27	(2.16)	(1.89)	(0.27)	–		(0.27)
9/30/2021	11.64	0.27	0.41	0.68	(0.26)	–		(0.26)
9/30/2020	11.77	0.27	(0.13)	0.14	(0.27)	–		(0.27)
9/30/2019	11.08	0.29	0.69	0.98	(0.29)	–	(f)	(0.29)
Class C
3/31/2024(c)	9.97	0.13	0.72	0.85	(0.13)	–		(0.13)
9/30/2023	9.89	0.24	0.08	0.32	(0.24)	–		(0.24)
9/30/2022	12.04	0.20	(2.15)	(1.95)	(0.20)	–		(0.20)
9/30/2021	11.63	0.19	0.41	0.60	(0.19)	–		(0.19)
9/30/2020	11.75	0.20	(0.13)	0.07	(0.19)	–		(0.19)
9/30/2019	11.06	0.22	0.69	0.91	(0.22)	–	(f)	(0.22)
Class F
3/31/2024(c)	10.00	0.17	0.72	0.89	(0.17)	–		(0.17)
9/30/2023	9.91	0.32	0.09	0.41	(0.32)	–		(0.32)
9/30/2022	12.07	0.28	(2.16)	(1.88)	(0.28)	–		(0.28)
9/30/2021	11.66	0.28	0.41	0.69	(0.28)	–		(0.28)
9/30/2020	11.78	0.28	(0.12)	0.16	(0.28)	–		(0.28)
9/30/2019	11.09	0.30	0.69	0.99	(0.30)	–	(f)	(0.30)
Class F3
3/31/2024(c)	9.99	0.18	0.72	0.90	(0.18)	–		(0.18)
9/30/2023	9.91	0.33	0.08	0.41	(0.33)	–		(0.33)
9/30/2022	12.07	0.30	(2.17)	(1.87)	(0.29)	–		(0.29)
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	–		(0.29)
9/30/2020	11.78	0.30	(0.13)	0.17	(0.30)	–		(0.30)
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(f)	(0.31)
Class I
3/31/2024(c)	9.99	0.18	0.71	0.89	(0.17)	–		(0.17)
9/30/2023	9.91	0.33	0.08	0.41	(0.33)	–		(0.33)
9/30/2022	12.07	0.29	(2.16)	(1.87)	(0.29)	–		(0.29)
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	–		(0.29)
9/30/2020	11.78	0.29	(0.13)	0.16	(0.29)	–		(0.29)
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(f)	(0.31)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.

244	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.71	8.89	(d)	0.78	(e)	0.78	(e)	3.16	(e)	$362,908	8	(d)
9.99	3.93		0.78		0.78		2.98		303,557	24
9.90	(15.91)		0.78		0.78		2.39		322,138	23
12.06	5.90		0.77		0.77		2.20		390,194	13
11.64	1.21		0.78		0.78		2.33		357,909	22
11.77	8.98		0.79		0.79		2.52		332,822	7

10.69	8.47	(d)	1.39	(e)	1.39	(e)	2.56	(e)	18,001	8	(d)
9.97	3.29		1.40		1.40		2.36		17,453	24
9.89	(16.39)		1.42		1.42		1.74		20,927	23
12.04	5.13		1.42		1.42		1.56		32,845	13
11.63	0.64		1.44		1.44		1.68		34,749	22
11.75	8.33		1.40		1.40		1.92		45,213	7

10.72	8.94	(d)	0.68	(e)	0.68	(e)	3.26	(e)	10,279	8	(d)
10.00	4.04		0.68		0.68		3.06		6,898	24
9.91	(15.81)		0.68		0.68		2.40		19,360	23
12.07	6.00		0.67		0.67		2.30		71,401	13
11.66	1.31		0.68		0.68		2.43		63,388	22
11.78	9.08		0.69		0.69		2.62		55,301	7

10.71	9.02	(d)	0.54	(e)	0.54	(e)	3.40	(e)	3,848	8	(d)
9.99	4.07		0.55		0.55		3.21		2,290	24
9.91	(15.70)		0.54		0.54		2.65		2,364	23
12.07	6.14		0.54		0.54		2.41		2,071	13
11.65	1.44		0.56		0.56		2.56		1,366	22
11.78	9.32		0.56		0.56		2.74		1,234	7

10.71	9.00	(d)	0.58	(e)	0.58	(e)	3.36	(e)	112,904	8	(d)
9.99	4.04		0.58		0.58		3.18		87,480	24
9.91	(15.73)		0.58		0.58		2.66		70,220	23
12.07	6.11		0.57		0.57		2.38		43,385	13
11.65	1.41		0.59		0.59		2.51		29,600	22
11.78	9.29		0.59		0.59		2.72		12,674	7

See Notes to Financial Statements.	245

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Income Municipal Bond Fund (“High Income”)	A,C,F,F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”)	A,C,F,F3 and I
Lord Abbett Sustainable Municipal Bond Fund (“Sustainable”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, National, High Income, Short Duration High Income, Sustainable and California are diversified as defined in the Act. New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3 and I shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the eighteen-month anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Notes to Financial Statements (continued)

Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Notes to Financial Statements (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s, except Sustainable’s, filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2020 through September 30, 2023. The statute of limitation for Sustainable’s filed U.S. federal tax return remains open for the period ended September 30, 2022 through September 30, 2023. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 shares bear their class-specific share of shareholder servicing expenses. Class A, C and F shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis. Payment and delivery may take place after customary settlement period for that security.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for Trust certificates in the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for Trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal

Notes to Financial Statements (continued)

securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of TOBs during the six months ended March 31, 2024:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$–	–	$–	$–
Intermediate	–	–	–	–
National	93,135,000	3.65%–4.70%	200,620,676	90,801,667
High Income	58,465,000	3.65%–4.70%	125,980,499	56,131,667
Short Duration High Income	–	–	–	–
Sustainable	–	–	–	–
California	–	–	–	–
New Jersey	–	–	–	–
New York	–	–	–	–

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. The carrying value of each Fund’s liability for Trust certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the

Notes to Financial Statements (continued)

assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of March 31, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.34%
Next $3 billion	.32%
Over $5 billion	.29%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for High Income is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

Notes to Financial Statements (continued)

The management fee for Short Duration High Income is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.35%
Over $1 billion	.31%

The management fee for Sustainable is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.32%
Over $1 billion	.29%

For the six months ended March 31, 2024, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Short Duration	.33%
Intermediate	.39%
National	.39%
High Income	.44%
Short Duration High Income	.31%
Sustainable	.00%
California	.45%
New Jersey	.41%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees for the six months ended March 31, 2024:

Fund	Fund Administration Fee
Short Duration	$ 9,463
Intermediate	26,614
National	19,880
High Income	17,957
Short Duration High Income	5,976
Sustainable	418
California	4,006
New Jersey	1,516
New York	3,458

For the six months ended March 31, 2024 and continuing through January 31, 2025 Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding certain of the Funds’ expenses, and interest related expenses, to the following annual rates:

	Effective February 1, 2024		Prior to February 1, 2024
	Classes*		Classes*
Fund	A,C,F and I	F3	A,C,F and I	F3
Short Duration	.45%	.41%	.45%	.41%
Short Duration High Income	.45%	.40%	.45%	.37%
Sustainable	.43%	.40%	.43%	.39%
New Jersey	.62%	.59%	.62%	.58%

*	If applicable

Notes to Financial Statements (continued)

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C and F shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class C(1)	Class F(2)
Service	.15%	.25%	–
Distribution	.05%	.75%	.10%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held less than 1 year and .80% (.25% service and .55% distribution) of each Fund’s average daily net assets attributable to Class C for 1 year or more. All Class C shareholders will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3 and Class I Shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended March 31, 2024:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$12,319	$792,694
Intermediate	25,812	1,198,858
National	64,356	2,539,791
High Income	35,037	1,837,778
Short Duration High Income	7,258	706,021
Sustainable	–	–
California	5,334	530,447
New Jersey	941	123,199
New York	3,413	548,670

The Distributor received the following amounts of CDSCs for the six months ended March 31, 2024:

	Class A	Class C
Short Duration	$35,280	$399
Intermediate	122,324	2,681
National	117,630	4,774
High Income	74,506	6,016
Short Duration High Income	5,860	–
Sustainable	–	–
California	44,141	124
New Jersey	6,479	–
New York	17,175	1,620

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended March 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Short Duration Tax Free Fund	$23,093,836.00	$–	$–	$–	$–
Intermediate Tax Free Fund	75,834,826.00	–	–	–	–
National Tax Free Fund	73,506,831.00	–	–	–	–
High Income Municipal Bond Fund	79,559,178.00	–	–	–	–
Short Duration High Income Municipal Bond Fund	21,953,777.00	–	–	–	–
Sustainable Municipal Bond Fund	85,992.00	–	–	–	–
California Tax Free Fund	9,432,436.00	–	–	–	–
New Jersey Tax Free Fund	1,736,157.00	–	–	–	–
New York Tax Free Fund	7,330,247.00	–	–	–	–

The tax character of distributions paid during the period ended September 30, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Short Duration Tax Free Fund	$39,787,976.00	$–	$–	$–	$–
Intermediate Tax Free Fund	139,976,590.00	166,228	–	–	–
National Tax Free Fund	121,933,970.00	203,243	–	–	–
High Income Municipal Bond Fund	141,937,657.00	235,933	–	–	–
Short Duration High Income Municipal Bond Fund	32,629,085.00	201,428	–	–	–
Sustainable Municipal Bond Fund	141,231.00	2	–	–	–
California Tax Free Fund	15,142,551.00	641	–	–	–
New Jersey Tax Free Fund	3,029,991.00	428	–	–	–
New York Tax Free Fund	12,781,487.00	–	–	–	–

Notes to Financial Statements (continued)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Short Duration Tax Free Fund	$(25,765,316)	$(65,909,306)	$(91,674,622)
Intermediate Tax Free Fund	(141,570,409)	(214,646,057)	(356,216,466)
National Tax Free Fund	(155,052,244)	(196,388,976)	(351,441,220)
High Income Municipal Bond Fund	(201,926,714)	(328,893,439)	(530,820,153)
Short Duration High Income Municipal Bond Fund	(67,961,685)	(43,470,577)	(111,432,262)
Sustainable Municipal Bond Fund	(391,701)	(53,173)	(444,874)
California Tax Free Fund	(13,415,682)	(24,997,709)	(38,413,391)
New Jersey Tax Free Fund	(492,785)	(2,360,691)	(2,853,476)
New York Tax Free Fund	(6,388,583)	(11,411,790)	(17,800,373)

As of March 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Duration Tax Free Fund	$1,574,441,342	$7,109,886	$(15,376,055)	$(8,266,169)
Intermediate Tax Free Fund	4,823,503,175	98,506,729	(73,700,238)	24,806,491
National Tax Free Fund	4,287,711,101	193,767,885	(152,861,147)	40,906,738
High Income Municipal Bond Fund	3,733,050,215	118,344,556	(153,590,643)	(35,246,087)
Short Duration High Income Municipal Bond Fund	1,203,606,410	23,747,136	(8,678,781)	15,068,355
Sustainable Municipal Bond Fund	5,276,215	129,144	(10,289)	118,855
California Tax Free Fund	609,757,532	11,076,930	(5,642,226)	5,434,704
New Jersey Tax Free Fund	121,909,179	1,574,416	(4,292,931)	(2,718,515)
New York Tax Free Fund	517,775,423	7,450,399	(18,919,802)	(11,469,403)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended March 31, 2024 were as follows:

	Purchases	Sales
Short Duration	$582,525,331	$565,504,174
Intermediate	1,169,236,244	1,362,896,224
National	843,913,613	335,000,354
High Income	777,819,139	588,044,912
Short Duration High Income	566,018,356	248,442,309
Sustainable	1,211,935	1,132,135
California	183,281,735	118,849,156
New Jersey	15,706,515	1,819,524
New York	99,462,387	37,312,048

There were no purchases or sales of U.S. Government securities during the six months ended March 31, 2024.

Notes to Financial Statements (continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund except Intermediate and Sustainable entered into U.S. Treasury futures contracts during the six months ended March 31, 2024 (as described in Note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2024, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain (loss) on futures contracts and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts during the six months ended March 31, 2024:

	Net Unrealized Appreciation (Depreciation) as of March 31, 2024	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Average Number of Contracts*
Short Duration	$–	$(433,622)	$487,900	87
National	(1,388,444)	173,987	(3,354,814)	490
High Income	(289,145)	660,142	(2,150,839)	247
Short Duration High Income	–	(141,284)	–	12
California	(162,327)	61,802	(516,710)	70
New Jersey	(22,827)	6,733	(65,353)	9
New York	(169,936)	76,968	(513,378)	67

*	Calculated based on the number of contracts during the six months ended March 31, 2024.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities, and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between a Fund and the applicable counterparty. As of March 31, 2024, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

Notes to Financial Statements (continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the period ended March 31, 2024, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended March 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended March 31, 2024, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended March 31, 2024, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (continued)

12.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in securities lending net income in each Fund’s Statements of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2024, the Funds did not have any securities on loan.

13.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Income typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, defaulted bonds risk (High Income and Short Duration High Income only), derivatives risk, distressed debt risk (High Income and Short Duration High Income only), extension risk, floating rate interest risk (Sustainable only), fixed income securities risk, governmental risk, liquidity risk, market and portfolio management risks, market disruption and geopolitical risk, municipal securities risk, new fund risk (Sustainable only), short duration risk (Short Duration and Short Duration High Income only), state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, Short Duration High Income, and Sustainable Municipal Bond Fund). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Income, Short Duration High Income, Sustainable and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some

Notes to Financial Statements (continued)

issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

New Jersey and New York are non-diversified, which means that they may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, National, High Income, Short Duration High Income and Sustainable), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Because Sustainable considers sustainability factors when evaluating an investment, the Fund may underperform funds that do not take sustainability-related factors into account. There is no guarantee that Lord Abbett will successfully implement and make investments in issuers that create a positive environmental, social or governance impact while achieving the desired financial returns. In evaluating an issuer, Lord Abbett may be dependent on data or information that may be incomplete, inaccurate or unavailable. Sustainable is a newly organized fund and there can be no assurance that it will reach or maintain a sufficient asset size to effectively implement its investment strategy.

Each Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

National, High Income, Short Duration High Income and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Notes to Financial Statements (continued)

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent each Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Funds or issuers in which the Funds invest. In addition, issuers in which the Funds invest and the Funds may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and each investment in the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Six Months Ended March 31, 2024 (unaudited	)	Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,510,274	$142,250,663	18,770,106	$280,029,821
Reinvestment of distributions	607,064	9,096,472	984,630	14,707,986
Shares reacquired	(11,063,121)	(165,553,095)	(27,741,560)	(414,525,176)
Decrease	(945,783)	$(14,205,960)	(7,986,824)	$(119,787,369)

Class C Shares
Shares sold	149,372	$2,238,731	500,473	$7,481,248
Reinvestment of distributions	11,238	168,375	18,679	279,015
Shares reacquired	(262,634)	(3,936,439)	(892,335)	(13,327,281)
Decrease	(102,024)	$(1,529,333)	(373,183)	$(5,567,018)

Class F Shares
Shares sold	173,998	$2,608,277	2,003,418	$29,862,090
Reinvestment of distributions	28,505	427,113	135,914	2,029,051
Shares reacquired	(480,087)	(7,190,638)	(16,589,985)	(248,233,169)
Decrease	(277,584)	$(4,155,248)	(14,450,653)	$(216,342,028)

Notes to Financial Statements (continued)

Short Duration	Six Months Ended March 31, 2024 (unaudited)		Year Ended September 30, 2023
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	2,744,553	$41,026,207	8,782,648	$131,150,210
Reinvestment of distributions	152,615	2,287,679	268,196	4,007,378
Shares reacquired	(4,297,181)	(64,322,343)	(15,617,826)	(233,120,113)
Decrease	(1,400,013)	$(21,008,457)	(6,566,982)	$(97,962,525)

Class I Shares
Shares sold	8,077,086	$120,787,095	22,391,479	$335,270,750
Reinvestment of distributions	392,251	5,880,014	597,701	8,930,320
Shares reacquired	(10,845,060)	(162,172,303)	(26,175,013)	(390,899,778)
Decrease	(2,375,723)	$(35,505,194)	(3,185,833)	$(46,698,708)

Intermediate	Six Months Ended March 31, 2024 (unaudited)		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	23,579,952	$238,257,717	49,174,165	$492,503,761
Reinvestment of distributions	2,571,285	26,040,869	4,828,479	48,337,760
Shares reacquired	(32,979,228)	(331,715,008)	(69,325,924)	(692,617,725)
Decrease	(6,827,991)	$(67,416,422)	(15,323,280)	$(151,776,204)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	443,369	$4,488,808	1,102,429	$11,030,272
Reinvestment of distributions	83,398	842,860	181,800	1,817,681
Shares reacquired	(1,792,199)	(18,090,325)	(5,066,758)	(50,621,023)
Decrease	(1,265,432)	$(12,758,657)	(3,782,529)	$(37,773,070)

Class F Shares
Shares sold	509,326	$5,108,342	10,483,265	$104,175,251
Reinvestment of distributions	145,045	1,466,640	722,128	7,207,593
Shares reacquired	(2,425,228)	(24,304,406)	(53,473,167)	(538,192,977)
Decrease	(1,770,857)	$(17,729,424)	(42,267,774)	$(426,810,133)

Class F3 Shares
Shares sold	6,077,878	$61,093,808	17,855,155	$177,891,929
Reinvestment of distributions	343,031	3,475,105	591,824	5,928,632
Shares reacquired	(5,684,657)	(56,976,409)	(10,335,665)	(103,204,790)
Increase	736,252	$7,592,504	8,111,314	$80,615,771

Class I Shares
Shares sold	59,949,067	$605,683,632	164,710,208	$1,655,343,063
Reinvestment of distributions	2,520,857	25,523,412	4,112,613	41,177,642
Shares reacquired	(76,347,293)	(765,689,113)	(138,932,589)	(1,384,239,621)
Increase (decrease)	(13,877,369)	$(134,482,069)	29,890,232	$312,281,084

Notes to Financial Statements (continued)

National	Six Months Ended March 31, 2024 (unaudited)		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	42,181,734	$433,834,086	60,088,538	$614,813,100
Reinvestment of distributions	3,952,009	40,789,124	7,019,689	71,670,379
Shares reacquired	(32,029,784)	(328,123,416)	(65,161,550)	(661,976,768)
Increase	14,103,959	$146,499,794	1,946,677	$24,506,711

Class C Shares
Shares sold	594,410	$6,113,330	1,515,238	$15,488,288
Reinvestment of distributions	90,800	936,889	191,119	1,952,996
Shares reacquired	(1,313,279)	(13,457,045)	(3,020,841)	(30,840,554)
Decrease	(628,069)	$(6,406,826)	(1,314,484)	$(13,399,270)

Class F Shares
Shares sold	1,687,807	$16,891,521	5,080,629	$52,023,332
Reinvestment of distributions	144,006	1,483,920	465,880	4,742,198
Shares reacquired	(2,148,357)	(22,045,583)	(20,167,972)	(206,545,983)
Decrease	(316,544)	$(3,670,142)	(14,621,463)	$(149,780,453)

Class F3 Shares
Shares sold	12,871,149	$131,621,770	19,758,267	$201,800,808
Reinvestment of distributions	722,569	7,459,263	1,084,751	11,068,830
Shares reacquired	(7,464,361)	(75,675,415)	(12,916,088)	(131,080,515)
Increase	6,129,357	$63,405,618	7,926,930	$81,789,123

Class I Shares
Shares sold	46,544,002	$477,171,427	75,819,727	$776,676,296
Reinvestment of distributions	1,575,203	16,266,009	2,095,587	21,396,429
Shares reacquired	(26,373,446)	(267,165,441)	(42,356,376)	(430,837,311)
Increase	21,745,759	$226,271,995	35,558,938	$367,235,414

High Income	Six Months Ended March 31, 2024 (unaudited)		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	30,136,704	$317,935,209	43,175,387	$455,701,191
Reinvestment of distributions	3,438,596	36,355,871	6,304,263	66,202,615
Shares reacquired	(27,643,247)	(289,949,869)	(58,270,465)	(611,695,648)
Increase (decrease)	5,932,053	$64,341,211	(8,790,815)	$(89,791,842)

Class C Shares
Shares sold	953,406	$10,083,955	2,009,353	$21,245,804
Reinvestment of distributions	236,076	2,493,674	500,249	5,255,523
Shares reacquired	(2,906,771)	(30,560,339)	(5,517,532)	(57,995,411)
Decrease	(1,717,289)	$(17,982,710)	(3,007,930)	$(31,494,084)

Class F Shares
Shares sold	700,912	$7,294,594	8,919,354	$93,789,815
Reinvestment of distributions	222,591	2,351,232	889,451	9,334,333
Shares reacquired	(2,776,232)	(28,767,744)	(34,828,395)	(369,484,678)
Decrease	(1,852,729)	$(19,121,918)	(25,019,590)	$(266,360,530)

Notes to Financial Statements (continued)

High Income	Six Months Ended March 31, 2024 (unaudited)		Year Ended September 30, 2023
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	3,692,485	$38,805,434	6,739,512	$70,945,394
Reinvestment of distributions	293,859	3,102,554	512,731	5,375,304
Shares reacquired	(2,761,961)	(28,627,446)	(6,318,034)	(66,175,713)
Increase	1,224,383	$13,280,542	934,209	$10,144,985

Class I Shares
Shares sold	47,774,814	$500,408,647	90,058,661	$952,814,223
Reinvestment of distributions	2,609,948	27,566,235	3,991,925	41,865,737
Shares reacquired	(34,431,796)	(357,429,043)	(66,709,134)	(697,668,339)
Increase	15,952,966	$170,545,839	27,341,452	$297,011,621

Short Duration High Income	Six Months Ended March 31, 2024 (unaudited)		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,010,801	$112,023,904	6,812,042	$95,722,989
Reinvestment of distributions	395,670	5,548,655	727,887	10,222,070
Shares reacquired	(4,995,253)	(69,780,652)	(12,136,845)	(170,439,304)
Increase (decrease)	3,411,218	$47,791,907	(4,596,916)	$(64,494,245)

Class C Shares
Shares sold	252,469	$3,531,794	470,549	$6,605,568
Reinvestment of distributions	23,647	331,540	41,977	589,760
Shares reacquired	(247,256)	(3,459,122)	(634,589)	(8,936,164)
Increase (decrease)	28,860	$404,212	(122,063)	$(1,740,836)

Class F Shares
Shares sold	271,237	$3,761,209	3,946,365	$55,097,018
Reinvestment of distributions	25,601	358,645	179,679	2,523,527
Shares reacquired	(500,177)	(6,995,427)	(12,914,805)	(182,516,643)
Decrease	(203,339)	$(2,875,573)	(8,788,761)	$(124,896,098)

Class F3 Shares
Shares sold	1,490,022	$20,777,202	1,695,166	$23,937,717
Reinvestment of distributions	57,122	800,760	87,418	1,227,833
Shares reacquired	(1,229,944)	(17,125,929)	(1,252,638)	(17,587,532)
Increase	317,200	$4,452,033	529,946	$7,578,018

Class I Shares
Shares sold	30,681,234	$428,231,728	35,782,001	$504,220,384
Reinvestment of distributions	999,269	14,027,110	1,206,000	16,940,484
Shares reacquired	(13,943,586)	(194,179,927)	(22,116,692)	(310,088,063)
Increase	17,736,917	$248,078,911	14,871,309	$211,072,805

Notes to Financial Statements (continued)

Sustainable	Six Months Ended March 31, 2024 (unaudited)		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,473	$39,454	22,877	$208,187
Reinvestment of distributions	511	4,680	648	5,894
Shares reacquired	(1,028)	(9,500)	–	–
Increase	3,956	$34,634	23,525	$214,081

Class C Shares
Shares sold	–	$–	11,460	$104,753
Reinvestment of distributions	144	1,321	173	1,578
Shares reacquired	–	–	(9)	(83)
Increase	144	$1,321	11,624	$106,248

Class F Shares
Shares sold	1,615	$15,000	–	$–
Reinvestment of distributions	4	41	–	–
Increase	1,619	$15,041	–	$–

Class I Shares
Shares sold	6,764	$62,564	29,967	$275,115
Reinvestment of distributions	753	6,915	820	7,444
Shares reacquired	(663)	(6,088)	(701)	(6,362)
Increase	6,854	$63,391	30,086	$276,197

California	Six Months Ended March 31, 2024 (unaudited)		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,519,358	$74,325,188	11,208,367	$111,038,999
Reinvestment of distributions	568,502	5,697,757	940,809	9,324,002
Shares reacquired	(5,382,300)	(53,312,129)	(8,345,793)	(82,402,978)
Increase	2,705,560	$26,710,816	3,803,383	$37,960,023

Class C Shares
Shares sold	278,255	$2,799,777	387,190	$3,861,120
Reinvestment of distributions	24,252	243,009	46,040	456,338
Shares reacquired	(348,195)	(3,479,547)	(686,018)	(6,812,975)
Decrease	(45,688)	$(436,761)	(252,788)	$(2,495,517)

Class F Shares
Shares sold	758,760	$7,516,830	269,732	$2,620,114
Reinvestment of distributions	17,248	173,655	38,798	383,623
Shares reacquired	(299,520)	(2,940,787)	(1,684,119)	(16,876,219)
Increase (decrease)	476,488	$4,749,698	(1,375,589)	$(13,872,482)

Class F3 Shares
Shares sold	1,360,876	$13,567,642	2,730,663	$27,105,849
Reinvestment of distributions	85,685	858,568	128,028	1,268,743
Shares reacquired	(880,989)	(8,637,440)	(1,263,307)	(12,461,095)
Increase	565,572	$5,788,770	1,595,384	$15,913,497

Notes to Financial Statements (continued)

California	Six Months Ended March 31, 2024 (unaudited)		Year Ended September 30, 2023
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	6,227,428	$62,373,219	7,564,129	$75,454,717
Reinvestment of distributions	170,210	1,707,770	232,500	2,302,744
Shares reacquired	(3,104,329)	(30,399,151)	(5,340,054)	(52,572,049)
Increase	3,293,309	$33,681,838	2,456,575	$25,185,412

New Jersey	Six Months Ended March 31, 2024 (unaudited)		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,173,075	$14,821,973	2,800,538	$12,920,067
Reinvestment of distributions	215,577	1,010,181	403,987	1,865,997
Shares reacquired	(1,637,680)	(7,679,974)	(4,072,862)	(18,751,446)
Increase (decrease)	1,750,972	$8,152,180	(868,337)	$(3,965,382)

Class F Shares
Shares sold	42,654	$192,998	354,525	$1,619,038
Reinvestment of distributions	12,222	57,258	28,480	131,187
Shares reacquired	(124,320)	(582,112)	(889,706)	(4,134,346)
Decrease	(69,444)	$(331,856)	(506,701)	$(2,384,121)

Class F3 Shares
Shares sold	81,483	$386,347	194,925	$880,635
Reinvestment of distributions	6,265	29,379	10,920	50,515
Shares reacquired	(37,892)	(175,736)	(130,090)	(597,879)
Increase	49,856	$239,990	75,755	$333,271

Class I Shares	Shares	Amount	Shares	Amount
Shares sold	2,138,250	$10,037,243	2,798,519	$12,943,517
Reinvestment of distributions	58,046	272,662	78,209	361,530
Shares reacquired	(1,021,615)	(4,785,003)	(1,900,516)	(8,776,141)
Increase	1,174,681	$5,524,902	976,212	$4,528,906

New York	Six Months Ended March 31, 2024 (unaudited)		Year Ended September 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,840,821	$72,245,272	6,385,398	$66,001,310
Reinvestment of distributions	439,447	4,626,998	770,866	7,974,668
Shares reacquired	(3,775,134)	(39,472,477)	(9,299,195)	(95,454,500)
Increase (decrease)	3,505,134	$37,399,793	(2,142,931)	$(21,478,522)

Class C Shares
Shares sold	207,577	$2,188,591	341,562	$3,519,754
Reinvestment of distributions	18,946	198,916	40,695	420,468
Shares reacquired	(292,633)	(3,047,227)	(748,800)	(7,720,191)
Decrease	(66,110)	$(659,720)	(366,543)	$(3,779,969)

Notes to Financial Statements (concluded)

New York	Six Months Ended March 31, 2024 (unaudited)		Year Ended September 30, 2023
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	323,428	$3,461,921	318,808	$3,262,153
Reinvestment of distributions	9,212	97,057	28,697	295,966
Shares reacquired	(63,378)	(672,173)	(1,611,382)	(16,699,767)
Increase (decrease)	269,262	$2,886,805	(1,263,877)	$(13,141,648)

Class F3 Shares
Shares sold	165,278	$1,743,718	164,383	$1,657,672
Reinvestment of distributions	4,567	48,167	7,620	78,852
Shares reacquired	(39,722)	(412,106)	(181,489)	(1,879,392)
Increase (decrease)	130,123	$1,379,779	(9,486)	$(142,868)

Class I Shares
Shares sold	4,584,329	$48,291,005	4,841,720	$50,458,058
Reinvestment of distributions	134,468	1,418,345	192,194	1,991,405
Shares reacquired	(2,932,667)	(30,909,386)	(3,368,217)	(34,628,246)
Increase	1,786,130	$18,799,964	1,665,697	$17,821,217

Approval of Advisory Contract

Lord Abbett Municipal Income Fund, Inc.

(Lord Abbett California Tax Free Fund, Lord Abbett High Income Municipal Bond Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett National Tax Free Fund, Lord Abbett New Jersey Tax Free Fund, Lord Abbett New York Tax Free Fund, Lord Abbett Short Duration High Income Municipal Bond Fund, Lord Abbett Short Duration Tax Free Fund, and Lord Abbett Sustainable Municipal Bond Fund)

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund, information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. With respect to Sustainable Municipal Bond Fund, the Board considered information about the incorporation of environmental, social and governance factors into the Fund’s investment process. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Approval of Advisory Contract (continued)

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2023. As to California Tax Free Fund, National Tax Free Fund and New Jersey Tax Free Fund, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the one- and ten-year periods, but below the median of its performance peer group for the three- and five-year periods. As to High Income Municipal Bond Fund and Intermediate Tax Free Fund, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the one-year period, but below the median of its performance peer group for the three-, five- and ten-year periods. As to New York Tax Free Fund, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the one-, five- and ten-year periods and equal to the median of its performance peer group for the three-year period. As to Short Duration High Income Municipal Bond Fund, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the one- and five-year periods, but below the median of its performance peer group for the three-year period. As to Short Duration Tax Free Fund, the Board observed that the Fund’s investment performance was below the median of its performance peer group for the one-, three- and ten-year periods, but equal to the median of its performance peer group for the five-year period. As to Sustainable Municipal Bond Fund, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the one-year period. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of High Income Municipal Bond Fund, National Tax Free Fund, Short Duration High Income Municipal Bond Fund and Sustainable Municipal Bond Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. As to each of California Tax Free Fund, Intermediate Tax Free Fund, New Jersey Tax Free Fund, New York Tax Free Fund and Short Duration Tax Free Fund, the Board observed that the net total expense ratio of the Fund was the same as the median of the expense peer group. As to each of High Income Municipal Bond Fund, National Tax Free Fund, New Jersey Tax Free Fund, Short

Approval of Advisory Contract (continued)

Duration High Income Municipal Bond Fund and Sustainable Municipal Bond Fund, the Board observed that the actual management fee was below the median of the expense peer group. As to each of California Tax Free Fund, Intermediate Tax Free Fund, New York Tax Free Fund and Short Duration Tax Free Fund, the Board observed that the actual management fee was the same as the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by each Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and, with respect to each of Short Duration Tax Free Fund, New Jersey Tax Free Fund, Sustainable Municipal Bond Fund and Short Duration High Income Municipal Bond Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with

Approval of Advisory Contract (concluded)

certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention 534489, Pittsburgh, PA (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Income Municipal Bond Fund

Lord Abbett Short Duration High Income Municipal Bond Fund

Lord Abbett Sustainable Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-3 (05/24)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: May 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: May 24, 2024

By:	/s/ Michael J. Hebert
Michael J. Hebert Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: May 24, 2024